File No. 333-101932
811-04972
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	36	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	694	/X/

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Offices)

(860) 547-4390
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)
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Approximate Date of Proposed Public Offering: Continuous
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2020 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Units of interests in separate accounts under variable annuity contracts.

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PART A

LEADERS SERIES II-III*
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Leaders Series II/IIR/III, Wells Fargo Leaders Series I/IR/II, Leaders / Chase Series I/II, Classic Leaders , Leaders Select Series I, Huntington Leaders Series I and Select Leaders Series V. The variable annuity products described in this prospectus are no longer for sale. In 2013, we announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with the in force annuity block of contracts. However, we continue to administer the in force annuity contracts. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company (“us,” “we” or “our”). You should read the terms of your contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

✓	AIM Variable Insurance Funds	✓	J.P.Morgan Investment Management Inc.
✓	American Funds	✓	Morgan Stanley Variable Insurance Fund, Inc.
✓	Franklin Templeton Investments	✓	Mutual Funds and Variable Insurance Trust
✓	Hartford HLS Funds	✓	Wells Fargo Funds Management LLC
✓	MFS Investment Management
Please see Appendix A for additional information. There may be contract and/or rider variations due to requirements under state law. See your contract and riders for the provisions appropriate to you.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information ("SAI") contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the SAI with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the SAI can also be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.

1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Talcott Resolution or your Financial Intermediary.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform Talcott Resolution or your Financial Intermediary that you wish to continue receiving paper copies of your shareholder reports by calling Talcott Resolution Annuity Contact Center at 1-800-862-6668, Monday through Thursday, 8:00 a.m. to 7:00 p.m., or Friday, 9:15 am. to 6:00 p.m., Eastern Time. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PROSPECTUS DATED: MAY 1, 2020 STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2020

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1. Highlights
a. Overview
This Contract and all features are closed to new investors.
This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.
This variable annuity provides:

✓	Different investment options. (Sections 3, 5(a) & Appendix A)
✓	Tax-free transfers among investment options. (Sections 5(a), Appendix Tax)
✓	Tax deferral on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), Appendix Tax)
✓	Several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)
✓	Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))
✓	Different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))
b. Optional Features Previously Available

Optional Feature	General Purpose
MAV/MAV Plus*	Guaranteed Minimum Death Benefit that ratchets up based on performance
Principal First*	Guaranteed Minimum Withdrawal Benefit with periodic step-up rights
Principal First Preferred*	Guaranteed Minimum Withdrawal Benefit
Lifetime Income Builder Selects*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with limited annual step-up rights
Lifetime Income Builder Portfolios*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with full annual step-up rights
Lifetime Income Builder*	Guaranteed Minimum Lifetime Withdrawal Benefit
Lifetime Income Builder II*	Guaranteed Minimum Lifetime Withdrawal Benefit with limited annual step-up rights
Lifetime Income Foundation*	Guaranteed Minimum Lifetime Withdrawal Benefit
* No longer available for sale.
Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.
Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected are identified on your application and Contract. Not every optional feature was available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6, 7 and Appendices B and C.
c. Investment Options (Sections 3, 5(a) & Appendices II & A)
You may invest in:

✓	Funds with different investment strategies, objectives and risk/reward profiles.
✓	In certain circumstances, you were able to invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

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d. Charges and Fees (Sections 2, 5(b), 5(c) & Appendices II & A)
You will pay the following types of fees:

✓	Sales charges (varies by Contract version)
✓	Contract expenses (varies by Contract version)
✓	Optional rider fees (if selected)
✓	Fund expenses
Here are a few suggestions that might make it easier for you to use this prospectus:

✓
We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a “Contract”).

✓
We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

✓
Know what kind of variable annuity you purchased. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your Contract.

✓
 The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

e. Commissions for selling this variable annuity (Section 8(f) & Appendix A)
We paid a commission for selling this variable annuity and even though this product is no longer available for new sales, commissions may continue to be paid for past sales. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age.
f. Surrender Offers
In 2013 and 2014 we made an Enhanced Surrender Value offers (“Offers”) to certain Contract Owners. The Offers provided you the option to fully surrender your Contract in return for an enhanced surrender value. The Offers are no longer available. We may make additional offers in the future that may be similar to the Offers or may be different than the Offers. We will notify you in writing if additional offers are available.
g. Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Request Form In Good Order during the Election Period. The Election Period begins when we send you the Annuity Commencement Date Deferral Option ("Deferral Option") rider and ends on your Annuity Commencement Date. The Annuity Commencement Date Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
2. Synopsis
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering your variable annuity. The first table describes the fees and expenses that you will pay at the time that you buy or Surrender this variable annuity. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
$0 - $49,999	0%
$50,000 - $99,999	0%
$100,000 - $249,999	0%
$250,000 - $499,999	0%
$500,000 - $999,999	0%
$1,000,000+	0%
Contingent Deferred Sales Charge* (as a percentage of Premium Payments) First Year	7%
Second Year	7%
Third Year	7%

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Fourth Year	6%
Fifth Year	5%
Sixth Year	4%
Seventh Year	3%
Eighth Year	0%
Ninth Year	0%
Surrender Fee (as a percentage of amount Surrendered, if applicable)	None
Exchange Fee	None

*	Each Premium Payment has its own Contingent Deferred Sales Charge schedule.
Contract Owner Periodic Expenses
The next table describes the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own this variable annuity, not including Fund fees and expenses.

	Series II/IIR	Series III
Annual Maintenance Fee (1)	$30	$30
Separate Account Annual Expenses (as a percentage of average daily Account Value)
Mortality and Expense Risk Charge	1.20%	1.15%
Administrative Charge	0.15%	0.20%
Total Separate Account Annual Expenses	1.35%	1.35%
Maximum Optional Charges (as a percentage of average daily Account Value)
Principal First Preferred Charge (5)	0.20%	0.20%
Principal First Charge (2)(5)	0.75%	0.75%
MAV/MAV Plus Charge	0.30%	0.30%
Total Separate Account Annual Expenses with optional benefit separate account charges	2.40%	2.40%
Maximum Optional Charges (3) (as a percentage of Benefit Amount or Payment Base(4))
Lifetime Income Foundation Charge (5)	0.30%	0.30%
Lifetime Income Builder II Charge (2)(5)	0.75%	0.75%
Lifetime Income Builder Charge (2)(5)	0.75%	0.75%
Lifetime Income Builder Selects (2)(3)(5)
Single Life Option Charge	1.50%	1.50%
Joint/Spousal Life Option Charge	1.50%	1.50%
Lifetime Income Builder Portfolios (2)(3)(5)
Single Life Option Charge	1.50%	1.50%
Joint/Spousal Life Option Charge	1.50%	1.50%

(1)	Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2)
Current rider charges are:Lifetime Income Builder - 0.75%; Lifetime Income Builder II - 0.75%; Principal First - 0.75%: Current charges for Lifetime Income Builder Selects and Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%. Your rider charge may be lower if you chose to decline a rider fee increase.

(3)	Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)	See “Does the Benefit Amount/Payment Base change under this rider?” in Section 6 for a description of the terms “Benefit Amount” and “Payment Base.”

(5)	You may not own more than one of these optional riders at the same time.

The following tables show the minimum and maximum total fund operating expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Leaders II/IIR/III	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.40%

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Wells Fargo Leaders I/IR/II	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.40%

Leaders / Chase I/II	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.40%

Classic Leaders	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.40%

Leaders Select	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.40%

Huntington Leaders	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	2.14%

Select Leaders V	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.40%
EXAMPLE
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.
Let’s say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.
The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here’s how much you would pay under each of the three scenarios posed:

Leaders, Leaders / Chase, Classic Leaders, and Leaders Select, Select Leaders V:
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,137
3 years	$2,129
5 years	$2,938
10 years	$4,964
(2) If you annuitize at the end of the applicable time period:

1 year	$313
3 years	$1,304
5 years	$2,296
10 years	$4,781

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(3) If you do not Surrender your Contract:

1 year	$495
3 years	$1,487
5 years	$2,479
10 years	$4,964

Huntington Leaders
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,206
3 years	$2,328
5 years	$3,263
10 years	$5,575
(2) If you annuitize at the end of the applicable time period:

1 year	$388
3 years	$1,521
5 years	$2,642
10 years	$5,394
(3) If you do not Surrender your Contract:

1 year	$570
3 years	$1,702
5 years	$2,823
10 years	$5,575

Wells Fargo Leaders
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,137
3 years	$2,129
5 years	$2,938
10 years	$4,964
(2) If you annuitize at the end of the applicable time period:

1 year	$313
3 years	$1,304
5 years	$2,296
10 years	$4,781
(3) If you do not Surrender your Contract:

1 year	$495
3 years	$1,487
5 years	$2,479
10 years	$4,964

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Condensed Financial Information
When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
3. General Information
The Company
We are a stock life insurance company. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Talcott Resolution Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. Not all Contracts were available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
The Company has primary responsibility for all administration of the Contracts and the Separate Accounts.  The Company has entered into a master services agreement with Cognizant Worldwide Limited (“Cognizant Worldwide”, 1 Kingdom Street, Paddington Central, London, United Kingdom W2 6BD) whereby Cognizant Technology Solutions U.S. Corporation (“CTS US”) provides certain electronic data management services and business process outsourcing services with respect to the Contracts.  In addition, an administrator agreement was entered into by and between the Company and Cognizant Technology Solutions Services, LLC (“CTSS”, a subsidiary of CTS US) whereby CTSS provides administrative services to the Company for the covered lines of business/classes types of coverage CTSS is authorized to administer on behalf of the Company.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

•
Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

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•	Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

•	May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

•	Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you can buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. Please contact us to obtain a copy of the prospectuses for each Fund. You should read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix A for more information.
Mixed and Shared Funding — Fund shares may be sold to our other separate accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	Notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted.

•	Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

•	Arrange for the handling and tallying of proxies received from Contract Owners.

•	Vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	Vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

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Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as “revenue sharing” payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Talcott Resolution. We receive these payments and fees under agreements between us and a Fund’s principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Talcott Resolution expects to make a profit on the amount of the fees and payments that exceed Talcott Resolution’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2019, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2019, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2019, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $89 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Fixed Accumulation Feature
As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts. Any Contract Value currently invested in the Fixed Accumulation Feature may remain.
The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature as of October 4, 2013.
Important Information You Should Know: This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the 1933 Act and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the SEC has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures. The Fixed Accumulation Feature is not offered in all Contracts and is not available in all states.
Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation

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Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. The Fixed Accumulation Feature interest rates may vary by State. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
4. Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
5. The Contract
a. Purchases and Contract Value
Who could buy this Contract?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

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•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.
Refer to Appendix A for more information about the different forms of contracts we offered.
How was this Contract Purchased?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Premium Payment:

•	if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

•	for all applications where the Owner or joint Owner are non-resident aliens.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Description of the Right to Cancel provision you had when you Purchased your Contract
If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.

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How are Premium Payments applied to your Contract?
If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.
How is the value of your Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.
When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced

•	The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

•
Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.
What other ways can you invest?
You may enroll in the following features (sometimes called a “Program”) for no additional fee. Not all Programs are available with all Contract variations.
InvestEase
This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix F for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

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We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Automatic Income Program
This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a CDSC. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.
Other Program considerations

•	You may terminate your enrollment in any Program at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

•	any Fund is liquidated - then your allocations will be directed to any available money market Fund (subject to applicable law).
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a

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decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you.
Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Can you transfer from one Fund to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time. In addition, there may be Investment Restrictions applicable to your Contract in conjunction with certain riders as described in this prospectus.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer”, however, you cannot transfer the same Contract Value more than once a Valuation Day.

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Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.
Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.
We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.
In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

•	Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

•	A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

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•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

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These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

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In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (“Participants”) or enforce the Transfer Rule because we do not keep Participants’ account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers — If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

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30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
If you elect the Deferral Option, at least 80% of your Contract Value must be invested in Sub-Accounts on the original Annuity Commencement Date. That is, no more than 20% of the Contract Value may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Telephone and Internet Transfers — Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

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Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Investment Professional. Any oral communication should be reconfirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the end of the Valuation Day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney — You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
b. Charges and Fees
Mortality and Expense Risk Charge
We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

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Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other

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conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Sales Charges
We offer three contract variations that have a CDSC (these forms of contract are called “Outlook”, “Plus” and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the “Core” version)), one contract version has a front end sales charge (called “Edge”) and one contract version has no sales charge (called “Access”). These types of charges (and any available reductions or waivers) are described in Section 2.
Charges Against the Funds
Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Charges if you Elect the Annuity Commencement Date Deferral Option
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First and Principal First Preferred riders as well as all other living benefits and optional death benefits are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Please see “Synopsis” for a description of charges and fees.
c. Surrenders
What kinds of Surrenders are available?
Before the Annuity Commencement Date:
Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a prorated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
See the prospectus supplement dated May 1, 2014 for a description of an Enhanced Surrender Value Offer (2014) available for a limited time to certain Contract Owners. The Enhanced Surrender Value Offer made to certain Contract Owners beginning in January 2013 terminated on February 28, 2014.
Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the CDSC will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining

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Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.
There are several restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.
Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to us. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
After the Annuity Commencement Date:
Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
We will deduct any applicable CDSCs.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do you request a Surrender?
See the prospectus supplement dated May 1, 2014 for a description of an Enhanced Surrender Value Offer (2014) for certain Contract Owners.
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

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We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. Consult your personal tax adviser to determine whether a Surrender is permissible, with or without federal income tax penalty.
If you own more than one Contract issued by us in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.
Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½ ). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
d. Annuity Commencement Date Deferral Option
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined below. If you elect the Deferral Option, you may defer your Annuity Commencement Date to the Annuitant’s 100th birthday.
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), and which will begin at least ninety days before your Annuity Commencement Date, you may choose any of the available options.
We may withdraw the Deferral Option at any time.
If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You own one or more eligible contracts issued by Talcott Resolution Life Insurance Company or Talcott Resolution Life and Annuity Insurance Company

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The Deferral Option is not available if you have elected any of the following living benefit riders: Lifetime Income Builder, Lifetime Income Builder II, Lifetime Income Foundation, Lifetime Income Builder Portfolios, Lifetime Income Builder Selects;

•	You have not elected the Deferral Option previously;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	The state in which your Contract was issued has approved the Deferral Option rider;

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We must receive your signed Annuity Commencement Date Deferral Option Request Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Request Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•	The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
As you approach your Annuity Commencement Date if you have questions about whether or not this option is available in your state, please call us at 1-800-862-6668.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, the following changes to your contract will occur on your Annuity Commencement Date:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

•	All living benefit riders and all optional Death Benefit riders and their associated fees will terminate. No previously paid fees will be refunded. Specifically:

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The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

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Principal First and Principal First Preferred riders including any guaranteed income benefit, death benefit settlement option and any annuitization option under these riders (i) will be terminated in their entirety; (ii) the charge for these riders will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If you are receiving Automatic Income Payments under Principal First or Principal First Preferred riders, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. The contract minimum is generally $500, but varies by state and may be charged in the future in our sole discretion, with notice to you. The minimum may be obtained by calling us at 1-800-862-6668;

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At least 80% of your Contract Value must be invested in Sub-Accounts. That is, no more than 20% of your Contract Value may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer;

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Similarly, if there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the Annuity Commencement Date;

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The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date;

•	If you elect the Deferral Option, premium taxes, if not previously deducted, will be deducted on your Deferred Annuity Commencement Date and not on your Annuity Commencement Date; and

•	If you choose the Deferral Option, full and partial Surrenders may be made up to the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.

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If you elect the Deferral Option and if your Spouse continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.

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If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.

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Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

Please note that if you elect the Deferral Option, then, after your Annuity Commencement Date, the Contract terms described above will be modified. All inconsistent terms set forth in this Prospectus will not apply after your Annuity Commencement Date.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

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It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

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It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

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Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value, the loss of all living benefits and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

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Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the Principal First or Principal First Preferred rider or reverse any other changes made to your Contract on the Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

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•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

e.	Annuity Payouts
When you “annuitize” your Contract, you begin the process of converting Accumulation Units in what is known as the “payout phase.” The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your investment professional to select the Annuity Payout Option that best meets your income needs.
When do your Annuity Payouts begin?
Your Annuity Commencement Date cannot be earlier than:

✓	2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout
✓	Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

✓	Annuitant’s 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant’s 100th birthday); or
✓	10th Contract Year (subject to state variation)
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section below. If you elect the Deferral Option, you may defer your Annuity Commencement Date the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

•
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with a ten year period certain.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.

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Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A CDSC, if applicable, may be deducted.
For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.
How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.
Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.
Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return (“AIR”).
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.
The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.
You can select one of the following AIRs offered, subject to state variations:

AIR	Annuity Unit Factor	AIR	Annuity Unit Factor	AIR	Annuity Unit Factor
3%	0.999919	5%	0.999866	6%	0.999840

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The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.
After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.
Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

f.	Standard Death Benefits
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.
The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
The Premium Security Death Benefit
This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

•	Contract Value; or

•	Total Premium Payments adjusted for partial Surrenders; or

•	The lesser of:

•	Maximum Anniversary Value, or

•	the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).
Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.
The Asset Protection Death Benefit
This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

•	Contract Value; or

•	The lesser of:

•	Premium Payments (adjusted for partial Surrenders), or

•	the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

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If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.
Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.
Maximum Anniversary Value
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or the date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
Adjustments for Surrenders
We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
Additional Information about Death Benefits
We reserve the right to treat all deferred variable annuities that you buy from us as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us will never exceed:

a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the

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General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five or ten years from the date of death if death occurred before the Annuity Commencement Date. The available period (five or ten years) depends on whether the Contract is non-qualified or an IRA and the Owner's date of death. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.
The Beneficiary of a non-qualified Contract may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations, qualifications and conditions. Not all beneficiaries will be able to elect this option.
If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section (C)(2)(f) Federal Tax Considerations in Appendix Tax for more information. If your Contract is qualified, please see "Information Regarding Tax-Qualified Plans" in "Appendix Tax" for additional information.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation - If the Owner dies and the Owner’s Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate. If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100 th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.
6. Optional Death Benefits
a. MAV Plus
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Objective
Refund net Premium Payments as well as some percentage of any Contract Value gains.
How does this rider help achieve this goal?
The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.
The MAV Plus Death Benefit is the greatest of:

A.	Contract Value on the date we receive due proof of death.

B.	Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C.
Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value

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is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D.	Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

•	If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

•
If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.
We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.
The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:
•the Contract Value on the date this rider was added to your Contract; plus

•	Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus
•any adjustments for partial Surrenders.
If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.
When can you buy this rider?
The MAV Plus rider is closed to new investors (including to existing Owners).
This rider was only available at the time of issue and if you elected it, your choice was irrevocable.
Does electing this rider forfeit your ability to buy other riders?
No.
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.
Does the Benefit Amount/Payment Base change under this rider?
No. This rider is not affected by the Benefit Amount or Payment Base.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No.
Is this rider designed to pay you Death Benefits?
Yes.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No.
What effect do partial or full Surrenders have on your benefits under this rider?
Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.
What happens if you change ownership?
Except as prohibited by state law, we reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not recalculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

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You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your contract rights?
Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.
What happens if you annuitize your Contract?
This rider will be terminated and the fee will no longer be assessed.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No.
Can we aggregate contracts?
Yes. We reserve the right to treat all deferred variable annuities that you buy from us as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us will never exceed:

a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	This rider is not available in all states or is named differently in those states.

•	If your Contract has no gain, your Beneficiary will receive no additional benefit.

•	A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

•	This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

•	Annuitizing your Contract will extinguish this rider.
7. Optional Withdrawal Benefits

a.	Principal First Preferred
If you elect the Deferral Option, Principal First Preferred rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under this rider (i) will be terminated in their entirety; (ii) the charge for this rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If, however, you are receiving Automatic Income Payments under Principal First Preferred rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. For more details, see the Annuity Commencement Date Deferral Option section, which is immediately prior to the subsection titled Annuity Payouts in The Contract section.
Objective
Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.
When can you buy this rider?
The rider is closed to new investors (including to existing Owners).

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Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct the charge until we begin to make Annuity Payouts or the rider is revoked.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.
If you elected this rider when you purchased your Contract, we count one year as the time between each Contract Anniversary. If you purchased this rider after you purchased your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.
Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A.
If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B.	If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

(i)	The Contract Value immediately following the partial Surrender; or

(ii)	The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
Please refer to examples 2 - 6 for Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), beginning in the calendar year in which the individual attains (age 70-1/2 for those born before July 1, 1949 or (b) age 72 for those born on or after July 1, 1949. These withdrawals are called Required Minimum Distributions (“RMD”). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.
Is this rider designed to pay you a Death Benefit?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You

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may terminate this rider by submitting Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.
You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
What happens if you change ownership?
If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
The Benefit Payment will then be reset to 5% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the sole Beneficiary is the deceased Owner’s Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the “PFP Annuity Payout Option”), we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the Principal First Preferred Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The Principal First Preferred Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.
This option may not be available if the contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

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Are there restrictions on how you must invest?
Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.
Are there restrictions on the amount of subsequent Premium Payments?
No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
Yes. We reserve the right to treat all Contracts issued to you by us as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	We can revoke this rider if you violate the investment restrictions requirements.

•
The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

•	Benefit Payments can’t be carried forward from one year to the next.

•
Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

•	If elected post-issue, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

b.	Lifetime Income Foundation
The Annuity Commencement Date Deferral Option is not available if you have elected this rider.
Objective
Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
This rider is closed to new investors (including to existing Owners).

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A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

•	Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

•
Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to "Is the rider designed to pay you a Death Benefit" and the Examples in Appendix I for a more complete description of these effects.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words,

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prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Withdrawal Percent
	Single Life Option	Joint/Spousal Option
60-64	5.0%	4.5%
65-69	5.5%	5.0%
70-74	6.0%	5.5%
75-79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.
Is this rider designed to pay you a Death Benefit?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?
Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial Withdrawals. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
If the Lifetime Withdrawal Benefit is revoked:

•	it cannot be re-elected;

•	you will not receive any Lifetime Withdrawal Payments;

•
we will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	you will no longer be subject to this rider’s Investment Restrictions; and

•	you become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

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On the date the Lifetime Withdrawal Benefit is revoked, a prorated share of the rider charge will be assessed.  After that, the rider charge will no longer be assessed. If you elected the Single Life Option, and the Lifetime Withdrawal Benefit is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
What effect do partial or full Surrenders have on your benefits under this rider?
Please refer to the discussion under “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. Please see “Is there a separate Minimum Amount Rule under this rider?” and “What happens at the Annuity Commencement Date under this rider?” for more information.
Is there a separate Minimum Amount Rule under this rider?
Yes.  If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. Your options at that time are described in the section entitled “What happens if you annuitize your Contract?." You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.
What happens if you change ownership?
Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will be revoked. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the

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older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change.
If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

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Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:
If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.
The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
What happens at your Annuity Commencement Date under this rider?
You may continue your Lifetime Benefit Payment provided under this rider by electing the Fixed Lifetime and Period Certain Payout. The duration of the period certain will be determined by taking the rider Death Benefit and dividing it by the Lifetime Benefit Payment. The minimum amount paid under this annuitization option is equal to the rider Death Benefit on the Annuity Commencement Date. This annuitization option will not be available if you have revoked your Withdrawal Feature. Alternatively, you may choose any of the annuitization options provided under your Contract. In this instance, you will forfeit the Lifetime Benefit Payments provided under this rider.
Annuity Payout Options under this rider:

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

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The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the greater of your Withdrawal Percent or 4.5% on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 4.5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we began enforcing this contractual right for the products described in Appendix D and require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal feature of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the withdrawal feature of the rider is revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law we may modify, add, delete, or substitute, the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature of the rider is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent

42

Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months and to not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, subject to state availability, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

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•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

•
We may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

•	If the rider’s Withdrawal Feature has been revoked, we will continue the rider’s Death Benefit feature only.

•
In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

c.	Lifetime Income Builder II
The Annuity Commencement Date Deferral Option is not available if you have elected Lifetime Income Builder II rider.
Objective
Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, if applicable, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
Lifetime Income Builder II is closed to new investors (including to existing Owners).

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A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states). The Annuity Commencement Date Deferral Option is not available if you have Lifetime Income Builder II rider.
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.
Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

•
Automatic Payment Base increases. Your Payment Base may fluctuate based on annual “automatic Payment Base increases.” You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 80. Automatic Payment Base

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increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

•	Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

D.
We do not automatically increase or decrease payments under your Automatic Income Program if your Lifetime Benefit Payment increases or decreases. If your Lifetime Benefit Payment decreases in a contract year you must verify that the Automatic Income Program payments are at or below your Lifetime Benefit Payment to avoid reduction of your Payment Base and future Lifetime Benefit Payment due to excess withdrawals. If you are enrolled in the Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment changes, it is your responsibility to request a change in your Automatic Income Program. We will not individually notify you if your Lifetime Benefit Payment changes. See Example 18 through 20 under Lifetime Income Builder II in Appendix I.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.
Please refer to the "Is the rider designed to pay you a Death Benefit" and Examples 7, 8 and 10-14 under Lifetime Income Builder II in Appendix I for a more complete description of these effects.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Withdrawal Percent
	Single Life Option	Joint/Spousal Option
60-64	5.0%	4.5%
65-69	5.5%	5.0%
70-74	6.0%	5.5%
75-79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.
See Examples 1-6 and 11-14 under Lifetime Income Builder II.

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Is this rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Benefit is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to this rider’s Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
See Examples 9 and 10 under Lifetime Income Builder II.
Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Benefit at any time and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Benefit under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section)).
If the Lifetime Withdrawal Benefit is revoked:

•	it cannot be re-elected;

•	you will not receive any Lifetime Withdrawal Payments;

•
we will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	you will no longer be subject to this rider’s Investment Restrictions; and

•	you become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
On the date the Lifetime Withdrawal Benefit is revoked, a prorated share of the rider charge will be assessed.  After that, the rider charge will no longer be assessed. If you elected the Single Life Option, and the Lifetime Withdrawal Benefit is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Benefit include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Benefit payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Benefit (keep in mind that you have been paying fees for the Lifetime Withdrawal Benefit since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Benefit (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal

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Benefit is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Benefit will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Benefit.
Please see “Can your Spouse continue your Withdrawal Benefit?” and “Are there restrictions on how you must invest?” for more information.
What effect do partial or full Surrenders have on your benefits under this rider?
Please refer to “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. Please see “Is there a separate Minimum Amount Rule under this rider?” and “What happens at the Annuity Commencement Date under this rider?” and Examples 7, 8 and 10-14 under Lifetime Income Builder II in Appendix I for more information.
Is there a separate Minimum Amount Rule under this rider?
Yes.  If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. Your options at that time are described in the section entitled “What happens if you annuitize your Contract?." You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.
What happens if you change ownership?
Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

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B.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change.

If the rider is no longer available for sale, the maximum age limitation of the rider is 76.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit

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Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:
If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.
The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
See Example 17 under Lifetime Income Builder II in Appendix
What happens at your Annuity Commencement Date under the rider?
You may continue your Lifetime Benefit Payment provided under this rider by electing the Fixed Lifetime and Period Certain Payout. The duration of the period certain will be determined by taking the rider Death Benefit and dividing it by the Lifetime Benefit Payment. The minimum amount paid under this annuitization option is equal to the rider Death Benefit on the Annuity Commencement Date. This annuitization option will not be available if you have revoked your Withdrawal Feature. Alternatively, you may choose any of the annuitization options provided under your Contract. In this instance, you will forfeit the Lifetime Benefit Payments provided under this rider.
Annuity Payout Options under this rider:

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the greater of your Withdrawal Percent or 4.5% on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 4.5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain is limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal feature of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the withdrawal feature of your rider is revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law, we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature of the rider is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.

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If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
See Examples 9 and 10 under Lifetime Income Builder II.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, subject to state availability, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information

•	This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your

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Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
We do not automatically increase or decrease payments under your Automatic Income Program if your Lifetime Benefit Payment increases or decreases. If your Lifetime Benefit Payment decreases in a contract year you must verify that the Automatic Income Program payments are at or below your Lifetime Benefit Payment to avoid reduction of your Payment Base and future Lifetime Benefit Payment due to excess withdrawals. If you are enrolled in the Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment changes, it is your responsibility to request a change in your Automatic Income Program. We will not individually notify you if your Lifetime Benefit Payment changes. See Example 18 through 20 under Lifetime Income Builder II in Appendix I.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

•
We may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

•	If the rider’s Withdrawal Feature has been revoked, we will continue the rider’s Death Benefit feature only.

•
In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

d.	Principal First
If you elect the Deferral Option, this rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under this rider (i) will be terminated in their entirety; (ii) the charge for this rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If, however, you are receiving Automatic Income Payments under this rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. For more details, see the Annuity Commencement Date Deferral Option section, which is immediately prior to the subsection titled Annuity Payouts in The Contract section.
Objective
Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
Principal First - Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place,

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you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up, we may be charging more for Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election.

•	We will not accept any written election request received more than thirty (30) days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

•
If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

When can you buy this rider?
Principal First rider is closed to new investors and post issue election.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.
We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.
We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.
Does the Benefit Amount/Payment Base change under this rider?
Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

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Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.
You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.
If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.
Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A.
If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B.	If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

(i)	The Contract Value immediately following the partial Surrender; or

(ii)	The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
Please refer to examples 2 - 7 for Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), beginning in the calendar year in which the individual attains (a) age 70½ for those born before July 1, 1949 or (b) age 72 for those born on or after July 1, 1949. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
Is this rider designed to pay you Death Benefits?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

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If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
What happens if you change ownership?
If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment. The Benefit Payment will then be reset to 7% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the “PF Annuity Payout Option”), we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.
This option may not be available if the contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
We reserve the right to treat all Contracts issued to you by us as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

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Other information

•	The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

•
Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

•
Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

•
Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

•	Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

•
The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•	Withdrawals can deplete and even eliminate death benefits.

•
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

8. Miscellaneous
a. Definitions
Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

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Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First, Principal First Preferred and Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when Principal First or Lifetime Income Builder have been elected.
Benefit Payment: The maximum guaranteed amount that may be withdrawn each Contract Year under Principal First, Principal First Preferred or Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Covered Life: The governing life or lives used for determining the Lifetime Withdrawal Feature (which may also be referred to as "Lifetime Withdrawal Benefit") under Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Eligible Withdrawal Year: As used in Lifetime Income Foundation and Lifetime Income Builder II, any Contract Year following the Relevant Covered Life’s 60th birthday.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. The Fixed Accumulation Feature was not offered in all Contracts and is not available in all states. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for Contracts issued in Massachusetts.
Fund: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a “Sub-Account”.
General Account: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Lifetime Benefit Payment: The maximum guaranteed amount that can be withdrawn each year pursuant to Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects or Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (Lifetime Income Foundation

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and Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (Lifetime Income Builder Selects and Lifetime Income Builder Portfolios) are excluded from this definition.
Lifetime Income Eligibility Date: Under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59½, at which point Lifetime Benefit Payments can begin.
Lifetime Withdrawal Feature: Under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Maximum Contract Value: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.
Minimum Contract Value: Subject to state variations, the Minimum Contract Value we establish from time to time.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
1933 Act: The Securities Act of 1933, as amended.
1934 Act: The Securities Exchange Act of 1934, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Payment Base: The amount used to determine the Lifetime Benefit Payments for Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when Lifetime Income Builder II, Lifetime Income Builder Selects or Lifetime Income Builder Portfolios has been elected. In Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of Lifetime Income Foundation or Lifetime Income Builder II.
Payment Enhancement: An amount we credit to your Contract Value at the time a Premium Payment is made for “Plus” Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.
Premium Payment: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Relevant Covered Life: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, “attained age” means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.
Required Minimum Distribution: A federal requirement that individuals of a specified age and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the specified age or upon retirement, whichever comes later. For individuals born prior to July 1, 1949 the specified age is 70-1/2, for all others the specified age is 72.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your “Sub-Account”.
Sub-Account Value: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

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Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Threshold: For the purposes of Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (Lifetime Income Foundation and Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (Lifetime Income Builder Selects and Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
We, us or our: Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company, as the case may be.
Withdrawal Percent: The multiplier used in calculating Lifetime Benefit Payments under Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios.
You: The Owner including any joint Owner(s). We do not capitalize “you” or “your” in this prospectus.
b. State Variations
The following section describes modifications to this prospectus due to specific requirements under state insurance laws. There may be additional variations described in your contract (including riders). Unless otherwise noted, variations apply to all forms of Contracts we issue in that particular state. References to certain state’s variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Alabama - Core: We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider). Outlook: We will accept subsequent Premium Payments only during the first three Contract Years (if Contract contains the Fixed Account Rider).
California - Core, Access, Edge, Plus, Outlook: Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market fund sub-account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market fund sub-account unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a money market fund sub-account to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. The assignment restrictions on the living benefits and Death Benefits do not apply.
Connecticut - Core: If you elect Lifetime Income Builder Selects rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us to you equal or exceed $100,000. Access,Edge, Plus, Outlook: If you elect the rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us to you equal or exceed $100,000. Core, Access, Edge, Outlook, Plus : There are no investment restrictions for Principal First Preferred, Lifetime Income Builder II Lifetime Income Foundation. For Connecticut residents that elect Principal First Preferred, Lifetime Income Builder, Lifetime Income Builder II or Lifetime Income Foundation, the contract aggregation provisions do not apply. Plus : The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. The assignment restrictions on the living benefits and Death Benefits do not apply.
Florida - Core, Access, Plus, Outlook: The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.
Illinois - Core, Access, Edge, Florida: The Fixed Accumulation Feature is not available if you elected Lifetime Income Builder Selects, Lifetime Income Builder Portfolios, Lifetime Income Builder II and Lifetime Income Foundation.

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Massachusetts - Core: We will accept subsequent Premium Payments only until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later. The Fixed Accumulation Feature investment restrictions do not apply to investors. Outlook: We will accept subsequent Premium Payments only until the Annuitant’s 66th birthday or the sixth Contract Anniversary, whichever is later. Core, Plus, Outlook: The Nursing Home Waiver is not available.
Minnesota - Core, Access, Edge, Plus, Outlook: MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.
New Jersey - Core, Access, Edge, Plus, Outlook: The investment restrictions and the contract aggregation provisions for Lifetime Income Builder, Lifetime Income Builder II and Lifetime Income Foundation are not applicable. The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. Core, Plus, Outlook: The Nursing Home Waiver is not available. Edge: The Letter of Intent to Submit Anticipated Premium Endorsement is not available.
New York - Core, Plus: The Fixed Accumulation Feature is not available if you elect Lifetime Income Builder, Lifetime Income Builder II, Lifetime Income Foundation, Lifetime Income Builder Selects or Lifetime Income Builder Portfolios. The Nursing Home Waiver is not available. Core, Access, Edge, Plus: We will not recalculate Principal First Preferred of Principal First Benefit Amounts if you change ownership or assign your contract to someone other than your spouse. The Minimum Contract Value is $1,000 after any Surrender. The rider charge for Lifetime Income Builder, Lifetime Income Builder II, Lifetime Income Foundation, Lifetime Income Builder Selects, and Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. Edge: The Letter of Intent to Submit Anticipated Premium Endorsement is not available. Core, Access, Edge, Plus, Outlook: There are no investment restrictions for Lifetime Income Builder, Lifetime Income Builder II, Lifetime Income Selects and Lifetime Income Foundation. The assignment restrictions on the living benefits and Death Benefits do not apply. The minimum monthly Annuity Payout is $20.
Ohio - Core, Edge, Plus, Outlook: The Fixed Accumulation Feature is not available.
Oklahoma -Core, Access, Edge, Plus, Outlook: The only AIRs available are 3% and 5%.
Oregon - Core, Plus: We will accept subsequent Premium Payments during the first three Contract Years. Outlook: We will accept subsequent Premium Payments during the first six Contract Years. Core, Access, Edge, Plus, Outlook: There are no investment restrictions for Lifetime Income Builder. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.
Pennsylvania - Core, Plus, Outlook : The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option. Plus : The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.
South Carolina - Edge: The Letter of Intent to Submit Anticipated Premium Endorsement is not available.
Texas - Edge: The Letter of Intent to Submit Anticipated Premium Endorsement is not available.
Washington - Core, Access, Edge, Plus, Outlook: MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The rider charge for Lifetime Income Builder, Lifetime Income Builder II, Lifetime Income Foundation, Lifetime Income Builder Selects, and Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. Core, Edge, Plus, Outlook: The Fixed Accumulation is not available if you elected Lifetime Income Builder, Lifetime Income Builder II, Lifetime Income Foundation, Lifetime Income Builder Selects, and Lifetime Income Builder Portfolios. Edge: The Letter of Intent to Submit Anticipated Premium Endorsement is not available.
c. Financial Statements
You can find financial statements for us and the Separate Account in the SAI. To receive a copy of the SAI free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
d. More Information
Ownership Changes - Except as prohibited by state law, we reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits. If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

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You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Assignment - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.
Speculative Investing - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
Medicaid Benefits - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient’s estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient’s surviving Spouse).
Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.
Certain asset and/or trust transfers (or a “spend down” of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.
Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.
This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.
e. Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
f. Cybersecurity and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction

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of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown.  The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions.  Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

g.	How Contracts Were Sold
We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2019. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
Core and Edge Contracts may have been sold directly to the following individuals free of any commission (“Employee Gross-Up” on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent; and 2) employees and investment professionals (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.

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Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional’s compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.
Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2019, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements:
Citigroup Global Markets, Inc., Edward D. Jones & Co., LLP, H.D. Vest Investment Services, LPL Financial Corporation, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), and UBS Financial Services, Inc. (CDSC only).
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
During 2019, we had arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2019, Additional Payments did not in the aggregate exceed approximately $5.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $3,000.

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Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

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Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

APP TAX-1

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.

a.	Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

APP TAX-2

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

APP TAX-3

d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

APP TAX-4

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

APP TAX-5

regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.

APP TAX-6

G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
IMPORTANT INFORMATION REGARDING 2020 REQUIRED MINIMUM DISTRIBUTIONS:  On March 27, 2020 The Coronavirus Aid Relief and Economic Security (CARES) Act (the “Act”) became law.  The Act suspends, for 2020, Required Minimum Distribution (“RMD”) rules for most tax qualified retirement plans.  A more detailed discussion of the general RMD rules can be found below, but those rules are generally suspended for 2020.  The act also suspends RMDs for beneficiaries in 2020.
If you are enrolled in the automatic RMD program, we will continue to calculate your RMD for 2020 and will make that payment to you, unless you instruct us to do otherwise.
We recommend that you discuss the Act and your options with your investment advisor or tax professional.
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and

APP TAX-7

IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to take required minimum distributions (“RMDs”), as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

APP TAX-8

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed in accordance with rules similar to those of a Traditional IRA. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full

APP TAX-9

year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($19,500 for 2020). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts

APP TAX-10

under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	for the birth or adoption of a child under Code Section 72(t)(2)(H);

(ix)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(x)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(xi)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xii)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xiii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

APP TAX-11

If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

(i)	the calendar year in which the individual attains:
(a) Age 70-1/2 for participants born before July 1, 1949
(b) Age 72 for participants born on or after July 1, 1949, or

(i)
Except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over the life of such employee or over the lives of such employee and a designated beneficiary (as specified in the Code) or over a period not extending beyond the life expectancy of such employee or the life expectancy of such employee and a designated beneficiary.
Different rules apply if an individual died prior to 2020 or in 2020 and subsequent years.

(i)	Individuals who died prior to 2020

(a)
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 701⁄2.

(b)
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.

(ii)	Individuals who die in 2020 and subsequent years

(a)
For eligible designated beneficiaries as defined in Code Section 401(a)(9)(E)(ii), the RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 72.

(b)	For all other beneficiaries the individual’s entire interest generally must be distributed within 10 years after the individual’s death.

(ii)
Except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except

APP TAX-12

where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.

APP TAX-13

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

APP TAX-14

Appendix I — Examples

Page
Premium Security Death Benefit	APP I-2
Asset Protection Death Benefit	APP I-3
Principal First	APP I-4
Principal First Preferred	APP I-5
Lifetime Income Builder	APP I-6
Lifetime Income Foundation	APP I-7
Lifetime Income Builder II	APP I-11
Lifetime Income Builder Selects and Lifetime Income Builder Portfolios	APP I-15
MAV Plus	APP I-28
Annuity Commencement Date Deferral Option	APP I-29
APP I-1

Premium Security Death Benefit
Example 1
Assume that:

•	You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.
Calculation of Premium Security Death Benefit
To calculate the Premium Security Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$117,403],

•	Total Premium Payments adjusted for any partial Surrenders [$100,000 – $8,000 = $92,000]

•
The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% × $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we receive proof of Death, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).
Calculation of Premium Security Death Benefit
To calculate the Premium Security Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$120,000],

•	Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

•
The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Adjustment for Partial Surrender for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 – $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 – (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-2

Asset Protection Death Benefit
Example 1
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we receive proof of Death, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $106,000.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$117,403],

•
The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 – $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% × $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

•
The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% × $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we receive proof of Death, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$120,000],

•
The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

•
The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.
Example 3
Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then we recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$120,000],

APP I-3

•
The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% × $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

•
The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.
Principal First
Example 1: Assume you select this rider when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

APP I-4

We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” this rider after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.
Principal First Preferred
Example 1: Assume you select this rider when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

•	Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-5

Lifetime Income Builder
For all examples Your Guaranteed Minimum Death Benefit is the greater of the Benefit Amount and the Contract Value on the date of due proof of death.
Example 1: Assume you select this rider when you purchase your Contract, you are younger than age 60, and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

•
Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner’s 60th birthday.

Example 2: Assume the same facts as Example 1. Also assume that you make no additional premium payments and take no withdrawals during the first Contract Year and that the Contract Value on your first anniversary is $105,000.

•
At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

•	($105,000 / $100,000) – 1 = .05 = 5%.

•	Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

•	Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

•	The annual charge for this rider is 75 bps of the Benefit Amount after the automatic increase calculation.

•	$105,000 × .0075 = $787.50, this amount is deducted from the Contract Value.
Example 3: Assume the same facts as Example 1. Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.

•	Your initial Benefit Amount is $100,000.

•	Your Benefit Payment is $5,000.

•	After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

•	There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

•
At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

•	($99,000/$100,000) - 1 = -.01 subject to the minimum of 0%

•	Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

•
Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

•	The annual charge for this rider is 75 bps of the Benefit Amount after the automatic increase calculation.

•	$99,000 × .0075 = $742.50, this amount is deducted from the Contract Value.
Example 4: Assume the same facts as Example 3. Assume that an additional premium payment of $20,000 is made in Contract Year 2 and that, just prior to the payment, the Contract Value was $96,000.

•	At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

•	Your Benefit Payment is $5,000.

•	Your Benefit Amount after the premium payment is $119,000.

•	Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.
Example 5: Assume the same facts as Example 4. Assume that at the on the following anniversary (the end of Contract Year 2) the Contract Value is $118,000 and that no withdrawals were taken in Contract Year 2.

•	After premium payment, your Benefit Amount is $119,000.

•	Your Benefit Payment is $5,950.

•
At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

•	($118,000 / $120,000) – 1 = –.01667 subject to a minimum of 0%

•	Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

•	Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

•	The annual charge for ths rider is 75 bps of the Benefit Amount after the automatic increase calculation.

APP I-6

•	$119,000 × .0075 = $892.50, this amount is deducted from the Contract Value.
Example 6: Assume the same facts as Example 5. Assume that in the third Contract Year, a $35,000 partial Surrender is taken. The partial Surrender includes a CDSC. The withdrawal lowered the Contract Value from $115,000 to $80,000.

•	At the beginning of Contract Year 3, your initial Benefit Amount is $119,000.

•	Your Benefit Payment is $5,950.

•	Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

•	(i) the Contract Value immediately following the partial withdrawal: $80,000.

•	(ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 – $35,000 =$84,000.

•	Your new Benefit Amount is $80,000.

•	Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.
Example 7: Assume that on the Contract Anniversary immediately following the Older Owner’s 60th birthday, the Contract Value is $200,000.

•	Your Benefit Amount after the automatic increase calculation is $200,000.

•	Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

•	The annual charge for this rider is 75 bps of the Benefit Amount after the automatic increase calculation.

•	$200,000 × .0075 = $1500, this amount is deducted from the Contract Value.
Example 8: Assume the owner withdraws $9,000 when, just prior to the partial Surrender, the Benefit Payment is$10,000; the Lifetime Benefit Payment is $7,000; the Benefit Amount $80,000 and the Contract Value is $85,000.

•	Your Benefit Amount is $80,000 before the partial Surrender.

•	Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

•	There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

•
Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater than the annual Lifetime Benefit Payment.

Example 9: Assume the owner withdraws $12,000 when, just prior to the partial Surrender, the Benefit Payment is$10,000; the Lifetime Benefit Payment is $7,000; the Benefit Amount $80,000 and the Contract Value is $85,000.

•	Your Benefit Payment is $80,000 before the partial Surrender.

•	Your Benefit Amount after the partial Surrender is $68,000.

•
It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

•	Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

•
Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

Example 10:  Assume the same facts as Example 1.  Also assume that you take a $5,000 partial Surrender in the first, second and third Contract Years and that the Contract Value on your third Anniversary is $80,000.  Assume that an additional Premium Payment of $6,000 is made on the third Anniversary.

•	Your initial Benefit Amount was $100,000 prior to the partial Surrenders.

•	After partial Surrenders of $5,000 in each of the first three policy years, your Benefit Amount is $85,000.

•	The Benefit Amount after the additional Premium Payment is $91,000 = $85,000 + $6,000.

•	Your Benefit Payment will be reset upon the additional Premium Payment to $4,550 = 5% * $91,000. The Benefit Payment is now lower after the subsequent Premium Payment was made.
Lifetime Income Foundation
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

APP I-7

Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value on the most recent Contract Anniversary is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value on the most recent Contract Anniversary and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

•	Your Contract Value after the withdrawal is $99,000.

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value on the most recent Contract Anniversary is $106,500.

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value on the most recent Contract Anniversary and your Payment Base.

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

APP I-8

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.30% of the Payment Base.

•	$99,000 × 0.30% = $297, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.30% of the Payment Base.

•	$99,000 × 0.30% = $297, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,950, which is 5% of the greater the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Payment or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,355, which is 4.5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

APP I-9

Example 11: Assume the older Covered Life is 74 (Single Life). Assume the Owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.
After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 5.5%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975.

After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

APP I-10

•
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Lifetime Income Builder II
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

•	Your Contract Value after the withdrawal is $99,000.

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the year is $106,500.

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

APP I-11

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) – 1 = –.05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) – 1 = -.05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,950, which is 5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

APP I-12

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,355, which is 4.5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 11: Assume the older Covered Life is 74 (Single Life). Assume the owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.

After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

APP I-13

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:
•Your Payment Base is $50,000.
•Your Withdrawal Percent was previously locked in at 5.5%.
•Your remaining Lifetime Benefit Payment for this Contract Year is $0.
•Your Guaranteed Minimum Death Benefit is $46,975.
After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 15: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract Anniversary. Your Contract Value on the Contract Anniversary is $110,000.
Prior to the Contract Anniversary:

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($110,000/$100,000) – 1 = .10 subject to the maximum of 10%.

•	Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.
Example 16: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract Anniversary. Your Contract Value on the anniversary is $105,000.
Prior to the Contract Anniversary:

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($105,000/$100,000) – 1 = .05 subject to the maximum of 10%.

•	Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

APP I-14

Example 17: Spousal Contract Continuation
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:
Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)
WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse’s attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).
Lifetime Benefit Payment = $9,000 (WP × greater of Payment Base or Contract Value on date of continuation)
Death Benefit = $150,000 (Contract Value on date of continuation)
Maximum Contract Value (LIB II Only) = $150,000 (Contract Value on date of continuation)
Example 18: Assume the same facts as Example 3 (Single Life). Also assume that partial surrenders of $5,000 were taken via Automatic Income Program and the Contract Value on your first anniversary is $130,000.

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($130,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•($130,000/$100,000) - 1 = 30%, subject to a maximum of 10%.
•The Payment Base at anniversary is $100,000 * 110% = $110,000.

•
The Lifetime Benefit Payment is $6,500, which is the product of your Withdrawal Percent multiplied by $130,000, which is the greater of your Contract Value at anniversary ($130,000) and your Payment Base ($110,000).

•
Your Automatic Income Program will not be updated to reflect the increased Lifetime Benefit Payment. It is your responsibility to request a change in your Automatic Income Program. This will not happen automatically.

Example 19: Assume the same facts as Example 18 (Single Life). Also assume that the was updated to reflect the Lifetime Benefit Payment of $6,500 and partial surrenders of $6,500 were taken via Automatic Income Program in the next contract year and that the Contract Value on your second anniversary is $105,000.

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($130,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•($105,000/$130,000) - 1 = -19.2%, subject to a minimum of 0%.
•The Payment Base remains $110,000.

•
The Lifetime Benefit Payment is $5,500 which is the product of your Withdrawal Percent multiplied by $110,000, which is the greater of your Contract Value at anniversary ($105,000) and your Payment Base ($110,000).

•
Your Automatic Income Program will not be updated to reflect the decreased Lifetime Benefit Payment. If the Lifetime Benefit Payment decreases in a contract year you must verify that the Automatic Income Program payments are at or below the Lifetime Benefit Program to avoid reduction of Payment Base and future Lifetime Benefit Payment due to excess withdrawals. The Automatic Income Program update will not happen automatically.

Example 20: Assume the same facts as Example 19 (Single Life). Also assume that the Automatic Income Program was not updated to reflect the change in Lifetime Benefit Payment of $6,500 to $5,500, partial surrenders of $6,500 were taken via Automatic Income Program in the next contract year and the Contract Value immediately prior to the withdrawal was $90,000.

•	The partial surrender via Automatic Income Program ($6,500) was in excess of the Lifetime Benefit Payment ($5,500).

•	The Payment Base will be reduced by the amount of the partial surrender exceeding the Lifetime Benefit Payment by applying a factor.
•The adjustment factor is 1 - ( A / (B - C)), where:

•	A = the amount of the partial surrender exceeding the Lifetime Benefit Payment ($1,000 = $6,500 - $5,500).

•	B = Contract Value immediately prior to the Partial Surrender ($90,000).

•	C = The Lifetime Benefit Payment less any prior partial surrenders during the contract year. ($5,500).

•	The adjustment factor is: 1 - ($1,000 / ($90,000 - $5,500)) = 0.9882.
•The Payment Base after the excess withdrawal is $108,702 = $110,000 * 0.9882.

•	The Lifetime Benefit Payment for the remainder of the contract year is zero.

•	The Lifetime Benefit Payment will be recalculated upon the next anniversary using the reduced Payment Base.
Lifetime Income Builder Selects and Lifetime Income Builder Portfolios
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

APP I-15

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$5,000	$5,000
	5% of your Payment Base	5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$4,500	$4,500
	4.5% of your Payment Base	4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Withdrawal Percent	5%	5%
	Based on your age	Based on your age
Lifetime Benefit Payment	$5,000	$5,000
	5% of your Payment Base	5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Example 4: Assume the same contract issue facts as Example 3 (Single Life), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000. Your Contract Value upon attaining age 70 is $105,500.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Lifetime Benefit Payment	$6,330	$6,300
	Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	Withdrawal Percent multiplied by your Payment Base

APP I-16

You take a partial Surrender of $6,000, values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment	$330	$300
	Remaining for Contract Year	Remaining for Contract Year
Contract Value after the withdrawal	$99,000	$99,000
Guaranteed Minimum Death Benefit	$94,000	$94,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Withdrawal Percent	4.5%	4.5%
	Based on your age	Based on your age
Lifetime Benefit Payment	$4,500	$4,500
	4.5% of your Payment Base	4.5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment

(1)
The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

Example 6: Assume the same contract issue facts as Example 5 (Joint/Spousal), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the Contract Year is $110,000. Your Contract Value upon attaining age 70 is $111,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Lifetime Benefit Payment	$6,105	$6,050
	Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	Withdrawal Percent multiplied by your Payment Base
You take a partial Surrender of $6,000, values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Withdrawal Percent	5.5% (1)	5.5%(1)
Lifetime Benefit Payment	$105	$50
	Remaining for Contract Year	Remaining for Contract Year
Contract Value after the withdrawal	$105,000	$105,000
Guaranteed Minimum Death Benefit	$94,000	$94,000
	Prior Death Benefit reduced by withdrawal	Prior Death Benefit reduced by the withdrawal

APP I-17

Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Prior Payment Base reduced by withdrawal	Prior Payment Base reduced by withdrawal
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000	$4,000
	Remaining for the Contract Year	Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 4%, subject to minimum of 0%, No change to the Payment Base	Your current Payment Base
Threshold	$4,950	$4,950
	5% of your Payment Base	5% of your Payment Base
Rider Charge	$841.50	$1,138.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	No change due to anniversary processing	No change due to anniversary processing
Example 8: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $105,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000

APP I-18

Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Prior Payment Base reduced by withdrawal	Prior Payment Base reduced by withdrawal
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000	$4,000
	Remaining for the Contract Year	Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
	The ratio is the Contract Value ($105,000) divided by your current Payment Base ($99,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 6%, subject to minimum of 0% and maximum of 10%	Your current Payment Base
Threshold	$5,250	$5,250
	5% of your Payment Base	5% of your Payment Base
Rider Charge	$892.50	$1,207.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	No change due to anniversary processing	No change due to anniversary processing
Example 9: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$4,500	$4,500
Guaranteed Minimum Death Benefit	$100,000	$100,000

APP I-19

Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Prior Payment Base reduced by withdrawal	Prior Payment Base reduced by withdrawal
Withdrawal Percent	4.5%(1)	4.5%(1)
Threshold	$3,500	$3,500
	Remaining for the Contract Year	Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 4%, subject to minimum of 0%, No change to the Payment Base	Your current Payment Base
Threshold	$4,455	$4,455
	4.5% of your Payment Base	4.5% of your Payment Base
Rider Charge	$841.50	$1,138.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	No change due to anniversary processing	No change due to anniversary processing
Example 10: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, the Contract Value after the payment is $121,000.
Values prior to the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,950	$4,950
Guaranteed Minimum Death Benefit	$99,000	$99,000

APP I-20

Values after the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$119,000	$119,000
	Prior Payment Base increased by the Premium Payment	Prior Payment Base increased by the Premium Payment
Threshold	$6,050	$5,950
	Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	Withdrawal Percent multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$119,000	$119,000
	Prior Death Benefit increased by the Premium Payment	Prior Death Benefit increased by the Premium Payment
Example 11: Assume the same facts as Example 9 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, the Contract Value after the payment is $125,000.
Values prior to the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,455	$4,455
Guaranteed Minimum Death Benefit	$99,000	$99,000
Values after the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$119,000	$119,000
	Prior Payment Base increased by the Premium Payment	Prior Payment Base increased by the Premium Payment
Threshold	$5,625	$5,355
	Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	Withdrawal Percent multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$119,000	$119,000
	Prior Death Benefit increased by the Premium Payment	Prior Death Benefit increased by the Premium Payment
Example 12: Assume the older Covered Life is 74 (Single Life). Assume the owner makes the first partial Surrender under the Contract of $3,000 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Partial Surrender did not exceed the Lifetime Benefit Payment	Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment	$300	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year

APP I-21

	Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 6% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,300	Available Lifetime Benefit Payment was $3,000
Guaranteed Minimum Death Benefit	$47,000	$47,000
	Prior Death Benefit reduced by the partial Surrender	Prior Death Benefit reduced by the partial Surrender
Example 13: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $2,750 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Partial Surrender did not exceed the Lifetime Benefit Payment	Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	5.5%(1)	5.5%(1)
Lifetime Benefit Payment	$275	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
	Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 5.5% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,025	Available Lifetime Benefit Payment was $2,750
Guaranteed Minimum Death Benefit	$47,250	$47,250
	Prior Death Benefit reduced by the partial Surrender	Prior Death Benefit reduced by the partial Surrender
Example 14: Assume the same facts as Example 12 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Partial Surrender did not exceed the Lifetime Benefit Payment	Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%	6%
Lifetime Benefit Payment	$300	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
	Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 6% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,300	Available Lifetime Benefit Payment was $3,000
Guaranteed Minimum Death Benefit	$47,000	$47,000
	Prior Death Benefit reduced by the partial Surrender	Prior Death Benefit reduced by the partial Surrender

APP I-22

Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$49,323	$49,038
	Proportional reduction: 1-($700/($52,000-$300)	Proportional reduction: 1-($1000/$52,000)
Lifetime Benefit Payment	$0	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$46,068	$46,096
	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above
Example 15: Assume the same facts as Example 13 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
Withdrawal Percent	5.5%	5.5%
Lifetime Benefit Payment	$275	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
	Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 5.5% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,025	Available Lifetime Benefit Payment was $2,750
Guaranteed Minimum Death Benefit	$47,250	$47,250
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$48,230	$47,959
	Proportional reduction: 1-($1,725/($49,000-$275)	Proportional reduction: 1-($2,000/$49,000)
Lifetime Benefit Payment	$0	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$45,312	$45,321
	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above

APP I-23

Example 16: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract Anniversary. Your Contract Value on the Contract Anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$5,000	$5,000
	5% of your Payment Base	5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$115,000
	The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Your current Payment Base
Threshold	$5,500	$5,750
	5% of your Payment Base	5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	No change due to anniversary processing	No change due to anniversary processing
Example 17: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract Anniversary. Your Contract Value on the anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$4,500	$4,500
	4.5% of your Payment Base	4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Values after the Contract Anniversary:

Payment Base	$110,000	$115,000
	The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Your current Payment Base
Threshold	$4,950	$5,175
	4.5% of your Payment Base	4.5% of your Payment Base

APP I-24

Guaranteed Minimum Death Benefit	$100,000	$100,000
	No change due to anniversary processing	No change due to anniversary processing
Example 18: Spousal Contract Continuation(Single Life)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.
Values upon Spousal Continuation:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$150,000	$150,000
	Equal to the Contract Value on date of continuation	Equal to Contract Value on date of continuation
Withdrawal Percentage	6%	6%
	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation
Lifetime Benefit Payment	$9,000	$9,000
	Withdrawal Percent multiplied by the Payment Base on date of continuation	Withdrawal Percent multiplied by the Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000	$150,000
	Equal to Contract Value on date of continuation	Equal to Contract Value on date of continuation
Example 19: Spousal Contract Continuation (Joint/Spousal)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.
Values upon Spousal Contract Continuation:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$150,000	$150,000
	Greater of Contract Value or Payment Base on date of continuation	Greater of Contract Value or Payment Base on date of continuation
Withdrawal Percentage	5.5%	5.5%
	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation
Lifetime Benefit Payment	$8,250	$8,250
	Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on date of continuation	Withdrawal Percent multiplied by Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000	$150,000
	Equal to Contract Value on date of continuation	Equal to Contract Value on date of continuation
Example 20: Withdrawal Percent Increase; Assume the same contract issue facts as Example 4 (Single Life). Your Withdrawal Percent is 6%, which was based on your age (70) at the time of first withdrawal. Your Lifetime Benefit Payment prior to the contract anniversary is $6,300. You are now age 75 and your anniversary is being processed. Your Contract Value on anniversary is $117,000.

APP I-25

Values prior to the Anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%	6%
Lifetime Benefit Payment	$6,300	$6,300
Guaranteed Minimum Death Benefit	$94,000	$94,000
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$115,500	$117,000
	The ratio is the Contract Value ($117,000) divided by your current Payment Base ($105,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 11%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Your current Payment Base
Withdrawal Percent	6.5%	6.5%
	Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased	Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased
Lifetime Benefit Payment	$7,507.50	$7,605
Rider Charge	$977.50	$1,345.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$94,000	$94,000
	No change due to anniversary processing	No change due to anniversary processing
Example 21
Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,000 (within rider limit)
New Contract Value = $1,000

•	Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

•	Contract Value is transferred to approved investment program

•	We will no longer accept subsequent Premium Payments

•	We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

•	The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

•	We will waive the Annual Maintenance Fee and rider fee

•	Benefit Increases will no longer be applied
NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.
Example 22
Assume the following Contract values:
Contract Value = $3,000

APP I-26

Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,800 (exceeds rider limit)
New Contract Value = $200

•	Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

•	Contract is fully liquidated
Example 23: Automatic Payment Base Increase to Relevant Covered Life Attained age 90. Assume that you select a Single Life option. Your Withdrawal Percentage is 7.5%, which is based on your age (85) at the time of your first withdrawal. Your Lifetime Benefit Payment prior to contract anniversary is $7,500. You are now age 90 and your anniversary is being processed. Your Contract Value on your anniversary is $120,000.
Values prior to anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Withdrawal Percentage	7.5%	7.5%
Lifetime Benefit Payment	$7,500	$7,500
Guaranteed Minimum Death Benefit	$92,500	$92,500
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$120,000
	The ratio is the Contract Value ($120,000) divided by current Payment Base ($100,00), less 1 results in 20%, capped at 10%	Greater of the Contract Value prior to the rider charge being taken, or Your Payment Base
Withdrawal Percentage	8%	8%
	Due to the automatic increase and client reaching a new age band, the Withdrawal Percentage has increased	Due to the automatic increase and client reaching a new age band, the Withdrawal Percentage has increased
Lifetime Benefit Payment	$8,800	$9,600
Rider Charge	$935	$1,380.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$92,500	$92,500
	No change due to anniversary processing	No change due to anniversary processing
Example 24: Deferral Illustration. Assume that on your birthday in September 2008 you are 60. You purchase the Contract in November 2008 and select Lifetime Income Builder Portfolios with the Single Life option. Assume no growth in Contract Value.

Feature	No partial Surrenders in first 5 years of the rider	Partial Surrender in second year of the rider
Withdrawal Percentage at issue	5%	5%
Payment Base at issue	$100,000	$100,000
Lifetime Benefit Payment at issue	$5,000	$5,000
Withdrawal Percentage on birthday in September 2013 when Relevant Covered Life is age 65	Increased to 5.5%	Remains at 5%
Payment Base on birthday	$100,000	$100,000
	No change due to birthday	No change due to birthday
Lifetime Benefit Payment on birthday	Increased to $5,500	Remains at $5,000

APP I-27

Anniversary in November 2013 - Contract Value is less than current Payment Base, so there is no change to the Payment Base	$100,000	$100,000
Withdrawal Percentage	5.5%	5%
Lifetime Benefit Payment	$5,500	$5,000
MAV Plus
Example 1
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we receive proof of Death, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $106,000,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 – $100,000 – $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$117,403],

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrenders [$0], So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
MAV Plus Death Benefit Amount is $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)
Adjusted Total Premium Payment Amount is $92,000. (See Example 1 under MAV Plus/EPB Death Benefit for details of calculation.)
MAV Plus Death Benefit
In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.
Example 2
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

APP I-28

•	Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

•	On the day we receive proof of Death, your Contract Value was $120,000,

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.
Adjustment for Partial Surrenders
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 – $100,000 – $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$120,000],

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000),
Which equals $90,000. The cap is 200% of $90,000, which is $180,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 – $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 – (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Death Benefit with Earnings Protection Benefit
In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.
Annuity Commencement Date Deferral Option
This example does not represent your actual Contract. It uses hypothetical amounts, not your actual Contract amounts.
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
Because the amounts used below are assumptions and do not represent your actual Contract amounts, this example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
The Contract Value is $250,000.
The investment (tax basis) in the Contract is $175,000.
The Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether variable payouts, fixed payouts or a combination of variable and fixed payouts are elected. In addition, the exclusion ratio depends on factors

APP I-29

including the investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on the annuitant’s life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•The assumed net rate of return for this period;
•The amount payable in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect investment and taxes.
Total and taxable amounts if the Contract is annuitized on the Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
The election of the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
The annual payment is assumed to equal to $25,660. This amount is calculated based on the assumed contract value of $250,000 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $256,600 ($25,660 per year times 10 years) will be received.
Based on these assumptions:
The exclusion ratio is 0.682 ($175,000 divided by $256,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($25,660 times 0.682). This represents the portion of your annual payment that is excludable from federal income tax. The annual taxable amount is the remainder, $8,160 ($25,660 minus $17,500).
After 10 years, the total taxable amount is $81,600 ($8,160 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected and the Annuity Commencement Date is deferred to age 100 and the Contract has positive net returns through age 100:
This example assumes:
The Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $370,061 ($250,000 times (1+ .04) compounded each year for ten years).
If a Death Benefit is payable at age 100:
The beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 (the total amount minus the investment in the Contract, or $370,061 minus $175,000) of the amount is taxable to the beneficiary.
If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $37,960. This amount is calculated based on the assumed contract value of $370,061 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $379,600 ($37,960 per year times 10 years) will be received.
Based on this assumption:
The exclusion ratio will be 0.461 ($175,000 divided by $379,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($37,960 times 0.461). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder, $20,460 ($37,960 minus $17,500).
After 10 years, the total taxable amount is $204,600 ($20,460 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected, the Annuity Commencement Date is deferred to age 100 and the Contract has negative net returns through age 100:
This example assumes:
The Contract has a -2% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $204,268 ($250,000 times (1 -.02) compounded each year for ten years).
If a Death Benefit is payable at age 100:

APP I-30

The beneficiary receives the $204,268 Contract Value as a Death Benefit in one lump sum.
$29,268 (the total amount minus the investment in the Contract, or $204,268 minus $175,000) of the amount is taxable to the beneficiary.
If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $20,983. This amount is calculated based on the assumed contract value of $204,268 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $209,830 ($20,983 per year times 10 years) will be received.
Based on this assumption:
The exclusion ratio will be 0.834 ($175,000 divided by $209,830). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($20,983 times 0.834). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder or $3,483 ($20,983 minus $17,500).
After 10 years, total taxable amount is $34,830 ($3,483 per year times 10 years).

APP I-31

Appendix II - Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in the SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the SAI, which you may obtain free of charge by contacting us at 1-800-862-6668.
Talcott Resolution Life Insurance Company
Series II/IIR

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.565	$26.101	$22.762	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063
Accumulation Unit Value at end of period	$29.382	$24.565	$26.101	$22.762	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500
Number of Accumulation Units outstanding at end of period (in thousands)	707	775	945	1,092	1,319	1,795	2,137	2,817	3,385	3,878
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265
Accumulation Unit Value at end of period	$22.811	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373
Number of Accumulation Units outstanding at end of period (in thousands)	283	314	352	357	386	442	470	414	396	261
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.064	$2.291	$1.984	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973
Accumulation Unit Value at end of period	$2.472	$2.064	$2.291	$1.984	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,055	4,710	5,433	6,412	6,922	8,928	10,115	13,860	16,931	18,542
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892
Accumulation Unit Value at end of period	$2.042	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979
Number of Accumulation Units outstanding at end of period (in thousands)	1,798	2,056	2,143	2,111	2,067	2,407	2,380	1,837	1,970	1,764
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.685	$17.033	$16.654	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465
Accumulation Unit Value at end of period	$18.001	$16.685	$17.033	$16.654	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191
Number of Accumulation Units outstanding at end of period (in thousands)	1,675	1,860	2,132	2,303	2,603	3,230	4,234	3,471	3,785	4,248
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556
Accumulation Unit Value at end of period	$14.069	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049
Number of Accumulation Units outstanding at end of period (in thousands)	178	189	212	223	245	362	290	319	292	314

APP II-1

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.902	$13.254	$12.572	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153
Accumulation Unit Value at end of period	$13.718	$12.902	$13.254	$12.572	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	329	379	427	481	545	800	1,017	1,461	1,586	1,591
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746
Accumulation Unit Value at end of period	$11.937	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068
Number of Accumulation Units outstanding at end of period (in thousands)	68	71	77	75	93	102	100	112	102	124
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.797	$18.839	$15.147	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713
Accumulation Unit Value at end of period	$21.733	$16.797	$18.839	$15.147	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712
Number of Accumulation Units outstanding at end of period (in thousands)	421	510	608	754	879	1,140	1,482	2,392	2,796	3,098
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339
Accumulation Unit Value at end of period	$18.813	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	50	54	73	91	85	79	81	94
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.558	$31.824	$24.535	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196
Accumulation Unit Value at end of period	$38.115	$28.558	$31.824	$24.535	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753
Number of Accumulation Units outstanding at end of period (in thousands)	209	250	292	351	425	529	695	953	1,086	1,202
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952
Accumulation Unit Value at end of period	$24.733	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	80	91	89	90	95	96	123	114	119	106
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.297	$30.931	$24.903	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449
Accumulation Unit Value at end of period	$35.419	$27.297	$30.931	$24.903	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073
Number of Accumulation Units outstanding at end of period (in thousands)	152	175	201	247	295	379	516	593	699	839
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596
Accumulation Unit Value at end of period	$23.020	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054
Number of Accumulation Units outstanding at end of period (in thousands)	50	58	59	79	92	99	108	79	98	79

APP II-2

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.596	$32.105	$25.365	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603
Accumulation Unit Value at end of period	$40.765	$31.596	$32.105	$25.365	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757
Number of Accumulation Units outstanding at end of period (in thousands)	1,796	2,090	2,434	2,845	3,436	4,485	5,898	8,760	10,178	11,618
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780
Accumulation Unit Value at end of period	$22.657	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015
Number of Accumulation Units outstanding at end of period (in thousands)	567	652	708	786	875	991	1,087	1,027	1,143	1,099
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.514	$30.460	$25.227	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911
Accumulation Unit Value at end of period	$36.729	$29.514	$30.460	$25.227	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194
Number of Accumulation Units outstanding at end of period (in thousands)	1,659	1,922	2,276	2,667	3,184	4,139	5,537	8,158	9,685	10,835
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704
Accumulation Unit Value at end of period	$27.417	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645
Number of Accumulation Units outstanding at end of period (in thousands)	412	464	512	558	625	658	739	724	744	652
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.248	$22.459	$17.227	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872
Accumulation Unit Value at end of period	$23.335	$19.248	$22.459	$17.227	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734
Number of Accumulation Units outstanding at end of period (in thousands)	674	789	870	1,050	1,228	1,572	1,986	2,618	3,099	3,461
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992
Accumulation Unit Value at end of period	$15.528	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	113	135	148	154	166	186	201	195	216	182
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.449	$37.083	$29.037	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527
Accumulation Unit Value at end of period	$40.071	$31.449	$37.083	$29.037	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687
Number of Accumulation Units outstanding at end of period (in thousands)	120	139	160	194	235	286	378	552	639	775
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929
Accumulation Unit Value at end of period	$29.577	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085
Number of Accumulation Units outstanding at end of period (in thousands)	34	40	44	48	59	74	78	71	68	70

APP II-3

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.281	$20.914	$16.700	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272
Accumulation Unit Value at end of period	$27.539	$21.281	$20.914	$16.700	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775
Number of Accumulation Units outstanding at end of period (in thousands)	88	107	108	127	142	177	220	384	415	435
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763
Accumulation Unit Value at end of period	$23.566	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	12	7	13	17	20	21	20	12
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.900	$24.255	$22.417	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008
Accumulation Unit Value at end of period	$26.221	$22.900	$24.255	$22.417	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683
Number of Accumulation Units outstanding at end of period (in thousands)	2,394	2,802	3,320	3,827	4,643	6,058	8,033	12,649	14,851	16,884
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852
Accumulation Unit Value at end of period	$21.790	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237
Number of Accumulation Units outstanding at end of period (in thousands)	246	284	309	343	371	425	413	362	397	321
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.661	$22.282	$17.630	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455
Accumulation Unit Value at end of period	$28.760	$21.661	$22.282	$17.630	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510
Number of Accumulation Units outstanding at end of period (in thousands)	157	179	208	225	297	345	469	680	785	904
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649
Accumulation Unit Value at end of period	$23.898	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513
Number of Accumulation Units outstanding at end of period (in thousands)	56	53	58	68	76	79	98	87	95	69
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.256	$33.400	$31.174	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081
Accumulation Unit Value at end of period	$35.897	$29.256	$33.400	$31.174	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077
Number of Accumulation Units outstanding at end of period (in thousands)	220	257	326	376	443	589	777	1,245	1,485	1,710
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790
Accumulation Unit Value at end of period	$30.133	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446
Number of Accumulation Units outstanding at end of period (in thousands)	55	65	69	82	97	105	107	83	110	97
APP II-4

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.520	$28.446	$26.611	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349
Accumulation Unit Value at end of period	$30.861	$25.520	$28.446	$26.611	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838
Number of Accumulation Units outstanding at end of period (in thousands)	1,119	1,312	1,534	1,762	2,123	2,730	3,657	4,982	6,172	7,237
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138
Accumulation Unit Value at end of period	$21.972	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176
Number of Accumulation Units outstanding at end of period (in thousands)	138	160	176	184	204	232	229	218	246	239
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.580	$30.517	$25.657	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493
Accumulation Unit Value at end of period	$36.439	$28.580	$30.517	$25.657	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870
Number of Accumulation Units outstanding at end of period (in thousands)	1,091	1,317	1,564	1,801	2,129	2,754	3,645	5,209	5,929	6,501
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648
Accumulation Unit Value at end of period	$30.588	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719
Number of Accumulation Units outstanding at end of period (in thousands)	114	133	146	161	173	179	185	185	164	125
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.055	$18.679	$17.110	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792
Accumulation Unit Value at end of period	$20.013	$16.055	$18.679	$17.110	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857
Number of Accumulation Units outstanding at end of period (in thousands)	63	79	87	117	133	200	264	227	243	254
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607
Accumulation Unit Value at end of period	$17.592	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	24	50	46	59	56	27	25	15

APP II-5

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.542	$25.216	$21.054	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415
Accumulation Unit Value at end of period	$30.527	$23.542	$25.216	$21.054	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374
Number of Accumulation Units outstanding at end of period (in thousands)	220	277	324	377	432	544	745	832	985	1,110
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358
Accumulation Unit Value at end of period	$15.309	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922
Number of Accumulation Units outstanding at end of period (in thousands)	128	152	173	163	194	200	203	228	238	275
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.699	$24.490	$23.700	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265
Accumulation Unit Value at end of period	$25.347	$23.699	$24.490	$23.700	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040
Number of Accumulation Units outstanding at end of period (in thousands)	579	673	755	858	1,035	1,330	1,683	2,284	2,462	2,665
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688
Accumulation Unit Value at end of period	$19.600	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033
Number of Accumulation Units outstanding at end of period (in thousands)	181	209	244	265	292	333	347	245	308	322
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.069	$1.067	$1.070	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162
Accumulation Unit Value at end of period	$1.084	$1.069	$1.067	$1.070	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	6,884	7,279	8,219	8,785	10,247	13,289	17,307	28,705	32,805	32,340
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014
Accumulation Unit Value at end of period	$0.851	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990
Number of Accumulation Units outstanding at end of period (in thousands)	643	863	896	833	793	939	1,367	2,578	3,417	1,750
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.114	$20.102	$16.001	$15.858	$15.308	$14.308	$10.349	$9.223	$10.727	$—
Accumulation Unit Value at end of period	$25.789	$19.114	$20.102	$16.001	$15.858	$15.308	$14.308	$10.349	$9.223	$—
Number of Accumulation Units outstanding at end of period (in thousands)	85	94	104	124	142	169	221	291	159	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713	$—
Accumulation Unit Value at end of period	$23.516	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	45	53	54	60	60	71	79	50	—

APP II-6

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.515	$23.865	$22.054	$19.401	$21.695	$20.086	$15.201	$13.160	$13.230	$10.975
Accumulation Unit Value at end of period	$25.242	$20.515	$23.865	$22.054	$19.401	$21.695	$20.086	$15.201	$13.160	$13.230
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345
Accumulation Unit Value at end of period	$29.705	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.211	$30.317	$26.136	$22.644	$24.468	$22.731	$16.984	$14.476	$14.988	$13.131
Accumulation Unit Value at end of period	$32.310	$26.211	$30.317	$26.136	$22.644	$24.468	$22.731	$16.984	$14.476	$14.988
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	4	7	7	7	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.910	$27.948	$24.347	$21.317	$23.277	$21.854	$16.501	$14.212	$14.870	$13.165
Accumulation Unit Value at end of period	$29.166	$23.910	$27.948	$24.347	$21.317	$23.277	$21.854	$16.501	$14.212	$14.870
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.153	$20.308	$18.188	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039
Accumulation Unit Value at end of period	$23.098	$18.153	$20.308	$18.188	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932
Number of Accumulation Units outstanding at end of period (in thousands)	227	269	292	329	401	488	644	633	771	912
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492
Accumulation Unit Value at end of period	$19.766	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222
Number of Accumulation Units outstanding at end of period (in thousands)	51	62	68	76	82	87	107	121	140	116
Invesco V.I. Diversified Dividend Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.887	$19.666	$18.398	$16.281	$16.208	$14.598	$11.315	$9.689	$10.615	$—
Accumulation Unit Value at end of period	$22.018	$17.887	$19.666	$18.398	$16.281	$16.208	$14.598	$11.315	$9.689	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.481	$18.313	$17.313	$15.482	$15.576	$14.177	$11.104	$9.609	$10.601	$—
Accumulation Unit Value at end of period	$20.077	$16.481	$18.313	$17.313	$15.482	$15.576	$14.177	$11.104	$9.609	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP II-7

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.483	$9.465	$9.540	$9.661	$9.791	$9.923	$9.984	$—	$—	$—
Accumulation Unit Value at end of period	$9.534	$9.483	$9.465	$9.540	$9.661	$9.791	$9.923	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,181	1,265	1,450	1,405	1,533	2,095	449	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	$—
Accumulation Unit Value at end of period	$8.896	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	85	59	69	17	54	12	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.399	$1.410	$1.402	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283
Accumulation Unit Value at end of period	$1.464	$1.399	$1.410	$1.402	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	11,586	13,933	15,539	17,443	19,407	25,037	31,011	45,338	47,904	53,690
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179
Accumulation Unit Value at end of period	$1.211	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213
Number of Accumulation Units outstanding at end of period (in thousands)	2,381	2,805	3,210	2,968	3,261	3,666	4,466	5,984	6,045	4,239
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.224	$30.762	$27.342	$23.205	$24.326	$22.422	$16.990	$15.060	$15.618	$14.110
Accumulation Unit Value at end of period	$32.302	$26.224	$30.762	$27.342	$23.205	$24.326	$22.422	$16.990	$15.060	$15.618
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547
Accumulation Unit Value at end of period	$25.863	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period (a)	$1.824	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.864	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period (a)	$1.931	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.970	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—

APP II-8

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. International Growth Fund - Series I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.442	$2.911	$2.398	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867
Accumulation Unit Value at end of period	$3.097	$2.442	$2.911	$2.398	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	2,220	2,729	3,084	3,665	4,171	5,502	7,081	8,346	9,422	9,891
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716
Accumulation Unit Value at end of period	$2.562	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891
Number of Accumulation Units outstanding at end of period (in thousands)	132	224	233	155	195	213	154	301	281	319
Invesco V.I. International Growth Fund - Series II
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.902	$13.032	$10.763	$10.986	$11.434	$11.579	$9.886	$8.694	$10.333	$—
Accumulation Unit Value at end of period	$13.793	$10.902	$13.032	$10.763	$10.986	$11.434	$11.579	$9.886	$8.694	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$16.747	$—
Accumulation Unit Value at end of period	$20.410	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	9	14	14	12	12	13	12	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.550	$2.916	$2.572	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628
Accumulation Unit Value at end of period	$3.152	$2.550	$2.916	$2.572	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833
Number of Accumulation Units outstanding at end of period (in thousands)	1,270	1,498	1,656	1,843	2,211	2,924	3,735	4,332	5,244	6,149
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496
Accumulation Unit Value at end of period	$2.608	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667
Number of Accumulation Units outstanding at end of period (in thousands)	716	760	841	903	974	1,123	1,264	993	955	863
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.910	$17.080	$14.134	$14.218	$14.240	$13.359	$9.883	$10.020	$—	$—
Accumulation Unit Value at end of period	$21.088	$15.910	$17.080	$14.134	$14.218	$14.240	$13.359	$9.883	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	16	26	30	39	41	41	33	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.809	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$10.003	$—	$—
Accumulation Unit Value at end of period	$19.423	$14.809	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	11	5	15	21	21	5	—	—

APP II-9

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.498	$26.853	$23.864	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113
Accumulation Unit Value at end of period	$28.101	$22.498	$26.853	$23.864	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361
Number of Accumulation Units outstanding at end of period (in thousands)	137	164	186	219	262	374	453	584	671	729
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349
Accumulation Unit Value at end of period	$23.704	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	36	31	34	33	32	49	51	42
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.642	$2.060	$1.778	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055
Accumulation Unit Value at end of period	$2.116	$1.642	$2.060	$1.778	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	693	755	853	969	1,141	1,345	1,616	2,102	2,457	3,387
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969
Accumulation Unit Value at end of period	$1.751	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016
Number of Accumulation Units outstanding at end of period (in thousands)	313	377	397	466	565	673	719	716	740	738
JPMorgan Insurance Trust Core Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.298	$14.485	$14.175	$14.070	$14.104	$13.625	$14.016	$13.488	$12.722	$11.805
Accumulation Unit Value at end of period	$15.259	$14.298	$14.485	$14.175	$14.070	$14.104	$13.625	$14.016	$13.488	$12.722
Number of Accumulation Units outstanding at end of period (in thousands)	855	1,040	1,182	1,321	1,539	1,954	2,467	2,992	3,152	3,368
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.989	$12.274	$12.139	$12.176	$12.334	$12.041	$12.517	$12.172	$11.603	$10.880
Accumulation Unit Value at end of period	$12.662	$11.989	$12.274	$12.139	$12.176	$12.334	$12.041	$12.517	$12.172	$11.603
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	9	9	8	11	11	15	14	10
JPMorgan Insurance Trust Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.057	$28.807	$25.666	$22.681	$23.617	$20.796	$15.932	$13.415	$13.310	$10.928
Accumulation Unit Value at end of period	$31.337	$25.057	$28.807	$25.666	$22.681	$23.617	$20.796	$15.932	$13.415	$13.310
Number of Accumulation Units outstanding at end of period (in thousands)	44	46	54	66	83	96	134	181	241	288
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.797	$32.295	$29.077	$25.967	$27.324	$24.314	$18.824	$16.017	$16.059	$13.324
Accumulation Unit Value at end of period	$34.402	$27.797	$32.295	$29.077	$25.967	$27.324	$24.314	$18.824	$16.017	$16.059
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1

APP II-10

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Insurance Trust U.S. Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.315	$28.425	$23.552	$21.519	$21.624	$19.243	$14.319	$12.336	$12.742	$11.371
Accumulation Unit Value at end of period	$34.207	$26.315	$28.425	$23.552	$21.519	$21.624	$19.243	$14.319	$12.336	$12.742
Number of Accumulation Units outstanding at end of period (in thousands)	68	76	91	113	137	161	199	265	338	357
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.207	$30.791	$25.781	$23.804	$24.174	$21.738	$16.346	$14.231	$14.855	$13.397
Accumulation Unit Value at end of period	$36.284	$28.207	$30.791	$25.781	$23.804	$24.174	$21.738	$16.346	$14.231	$14.855
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	1
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.091	$13.798	$11.204	$10.196	$10.553	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.203	$13.091	$13.798	$11.204	$10.196	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	7	13	16	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.564	$13.382	$10.981	$10.098	$10.537	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.337	$12.564	$13.382	$10.981	$10.098	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	56	61	59	59	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.805	$31.226	$25.510	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050
Accumulation Unit Value at end of period	$35.819	$27.805	$31.226	$25.510	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	23	30	37	38	48	43	46	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950
Accumulation Unit Value at end of period	$25.607	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	21	18	16	15	23	15	10	10
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.047	$22.754	$17.551	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701
Accumulation Unit Value at end of period	$31.413	$23.047	$22.754	$17.551	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901
Number of Accumulation Units outstanding at end of period (in thousands)	185	236	294	386	443	538	743	343	310	310
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254
Accumulation Unit Value at end of period	$17.079	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	98	101	89	70	92	59	85	87
APP II-11

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.375	$11.895	$11.301	$10.064	$10.650	$10.500	$10.146	$—	$—	$—
Accumulation Unit Value at end of period	$12.884	$11.375	$11.895	$11.301	$10.064	$10.650	$10.500	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	428	477	528	589	681	836	1,126	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—	$—
Accumulation Unit Value at end of period	$12.032	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	91	115	113	133	138	157	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.350	$22.897	$18.816	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009
Accumulation Unit Value at end of period	$27.716	$21.350	$22.897	$18.816	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971
Number of Accumulation Units outstanding at end of period (in thousands)	317	379	443	543	640	861	1,174	1,971	2,447	2,689
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059
Accumulation Unit Value at end of period	$20.093	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741
Number of Accumulation Units outstanding at end of period (in thousands)	73	92	117	126	137	131	170	207	231	173
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.399	$13.472	$10.632	$10.160	$10.394	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.500	$13.399	$13.472	$10.632	$10.160	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	21	19	34	42	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.859	$13.065	$10.420	$10.062	$10.378	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.569	$12.859	$13.065	$10.420	$10.062	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	10	10	14	14	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.803	$11.817	$9.432	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437
Accumulation Unit Value at end of period	$16.147	$11.803	$11.817	$9.432	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676
Number of Accumulation Units outstanding at end of period (in thousands)	114	134	155	156	193	204	272	392	520	645
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374
Accumulation Unit Value at end of period	$14.330	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536
Number of Accumulation Units outstanding at end of period (in thousands)	79	73	75	118	129	115	105	57	46	50

APP II-12

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.171	$35.155	$28.133	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847
Accumulation Unit Value at end of period	$47.772	$34.171	$35.155	$28.133	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971
Number of Accumulation Units outstanding at end of period (in thousands)	129	148	171	209	253	322	423	702	850	965
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297
Accumulation Unit Value at end of period	$24.035	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044
Number of Accumulation Units outstanding at end of period (in thousands)	58	70	79	82	88	98	134	140	135	138

(a) funded October 22, 2019

APP II-13

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.048	$11.860	$9.370	$9.565	$10.515	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.693	$10.048	$11.860	$9.370	$9.565	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	179	209	245	310	351	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.643	$11.502	$9.183	$9.473	$10.498	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.055	$9.643	$11.502	$9.183	$9.473	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	38	40	50	50	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.710	$25.130	$20.647	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496
Accumulation Unit Value at end of period	$31.099	$23.710	$25.130	$20.647	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	19	19	24	34	43	66	57	54
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976
Accumulation Unit Value at end of period	$26.612	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	14	13	13	14	15	8	1	1
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.348	$14.703	$14.267	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697
Accumulation Unit Value at end of period	$15.601	$14.348	$14.703	$14.267	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402
Number of Accumulation Units outstanding at end of period (in thousands)	1,613	1,771	2,090	2,214	2,412	2,922	3,769	1,413	1,353	1,358
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121
Accumulation Unit Value at end of period	$13.353	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668
Number of Accumulation Units outstanding at end of period (in thousands)	101	81	94	83	86	78	84	147	132	84
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.420	$25.149	$22.699	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278
Accumulation Unit Value at end of period	$27.816	$23.420	$25.149	$22.699	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485
Number of Accumulation Units outstanding at end of period (in thousands)	894	1,055	1,196	1,389	1,646	2,183	2,948	4,675	5,379	5,949
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537
Accumulation Unit Value at end of period	$20.237	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382
Number of Accumulation Units outstanding at end of period (in thousands)	178	197	211	226	240	267	308	310	305	213

APP II-14

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.817	$34.740	$29.929	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962
Accumulation Unit Value at end of period	$39.465	$30.817	$34.740	$29.929	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464
Number of Accumulation Units outstanding at end of period (in thousands)	233	278	313	373	450	585	779	889	1,047	1,138
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950
Accumulation Unit Value at end of period	$33.128	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190
Number of Accumulation Units outstanding at end of period (in thousands)	33	41	46	57	60	64	67	48	54	36
Morgan Stanley VIF Core Plus Fixed Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.177	$11.433	$10.944	$10.478	$10.710	$10.092	$9.896	$—	$—	$—
Accumulation Unit Value at end of period	$12.198	$11.177	$11.433	$10.944	$10.478	$10.710	$10.092	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.549	$10.904	$10.548	$10.206	$10.541	$10.038	$9.875	$—	$—	$—
Accumulation Unit Value at end of period	$11.392	$10.549	$10.904	$10.548	$10.206	$10.541	$10.038	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.877	$20.666	$14.667	$15.158	$13.721	$13.110	$11.224	$—	$—	$—
Accumulation Unit Value at end of period	$28.376	$21.877	$20.666	$14.667	$15.158	$13.721	$13.110	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	7	6	6	7	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.647	$19.711	$14.136	$14.763	$13.505	$13.040	$11.200	$—	$—	$—
Accumulation Unit Value at end of period	$26.502	$20.647	$19.711	$14.136	$14.763	$13.505	$13.040	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	—	—	—
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.283	$2.494	$2.151	$1.964	$2.144	$2.219	$1.705	$1.409	$1.442	$1.127
Accumulation Unit Value at end of period	$2.794	$2.283	$2.494	$2.151	$1.964	$2.144	$2.219	$1.705	$1.409	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	237	264	297	376	491	740	546	690	754	833
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.961	$2.164	$1.886	$1.740	$1.920	$2.008	$1.559	$1.302	$1.346	$1.064
Accumulation Unit Value at end of period	$2.374	$1.961	$2.164	$1.886	$1.740	$1.920	$2.008	$1.559	$1.302	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	6	7	11	11	11

APP II-15

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Rational Trend Aggregation VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.027	$2.153	$2.217	$2.101	$2.197	$2.021	$1.708	$1.553	$1.470	$1.294
Accumulation Unit Value at end of period	$2.145	$2.027	$2.153	$2.217	$2.101	$2.197	$2.021	$1.708	$1.553	$1.470
Number of Accumulation Units outstanding at end of period (in thousands)	212	257	278	298	378	538	1,103	1,100	1,122	993
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.305	$18.574	$19.333	$18.512	$19.560	$18.187	$15.529	$14.270	$13.651	$12.146
Accumulation Unit Value at end of period	$18.128	$17.305	$18.574	$19.333	$18.512	$19.560	$18.187	$15.529	$14.270	$13.651
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.834	$29.769	$21.452	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164
Accumulation Unit Value at end of period	$31.096	$24.834	$29.769	$21.452	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091
Number of Accumulation Units outstanding at end of period (in thousands)	65	74	92	99	130	163	226	323	398	474
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131
Accumulation Unit Value at end of period	$26.800	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	19	18	18	25	23	25	25	18
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.401	$17.263	$14.994	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138
Accumulation Unit Value at end of period	$15.988	$14.401	$17.263	$14.994	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051
Number of Accumulation Units outstanding at end of period (in thousands)	795	847	878	1,049	1,200	1,375	1,662	2,198	2,603	2,772
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069
Accumulation Unit Value at end of period	$12.128	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715
Number of Accumulation Units outstanding at end of period (in thousands)	129	138	141	154	167	170	205	229	233	151
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.867	$21.268	$18.191	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684
Accumulation Unit Value at end of period	$20.298	$17.867	$21.268	$18.191	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440
Number of Accumulation Units outstanding at end of period (in thousands)	927	1,068	1,250	1,453	1,771	2,228	2,931	4,362	5,449	6,447
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750
Accumulation Unit Value at end of period	$15.488	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272
Number of Accumulation Units outstanding at end of period (in thousands)	75	103	109	115	125	130	114	83	107	116

APP II-16

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.440	$33.199	$26.059	$24.537	$25.240	$25.492	$17.968	$15.469	$15.613	$11.675
Accumulation Unit Value at end of period	$41.752	$30.440	$33.199	$26.059	$24.537	$25.240	$25.492	$17.968	$15.469	$15.613
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.164	$36.551	$28.992	$27.588	$28.677	$29.270	$20.848	$18.138	$18.500	$13.980
Accumulation Unit Value at end of period	$45.013	$33.164	$36.551	$28.992	$27.588	$28.677	$29.270	$20.848	$18.138	$18.500
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.262	$2.361	$2.132	$2.007	$2.009	$1.725	$1.462	$1.311	$1.248	$1.116
Accumulation Unit Value at end of period	$2.681	$2.262	$2.361	$2.132	$2.007	$2.009	$1.725	$1.462	$1.311	$1.248
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.668	$22.858	$20.858	$19.843	$20.074	$17.416	$14.912	$13.513	$12.998	$11.752
Accumulation Unit Value at end of period	$25.418	$21.668	$22.858	$20.858	$19.843	$20.074	$17.416	$14.912	$13.513	$12.998
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.917	$2.337	$1.897	$1.862	$1.845	$1.975	$1.669	$1.488	$1.729	$—
Accumulation Unit Value at end of period	$2.184	$1.917	$2.337	$1.897	$1.862	$1.845	$1.975	$1.669	$1.488	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	96	107	123	141	186	205	177	183	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.185	$17.475	$14.336	$14.222	$14.240	$15.403	$13.154	$11.852	$13.920	$—
Accumulation Unit Value at end of period	$15.995	$14.185	$17.475	$14.336	$14.222	$14.240	$15.403	$13.154	$11.852	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.235	$16.216	$13.219	$12.972	$12.915	$13.831	$11.730	$10.477	$12.193	$10.086
Accumulation Unit Value at end of period	$15.080	$13.235	$16.216	$13.219	$12.972	$12.915	$13.831	$11.730	$10.477	$12.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.102	$14.985	$12.344	$12.241	$12.316	$13.329	$11.423	$10.310	$12.126	$10.079
Accumulation Unit Value at end of period	$13.645	$12.102	$14.985	$12.344	$12.241	$12.316	$13.329	$11.423	$10.310	$12.126
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP II-17

Wells Fargo VT Omega Growth Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.356	$2.376	$1.784	$1.795	$1.790	$1.743	$1.260	$1.058	$1.133	$0.958
Accumulation Unit Value at end of period	$3.194	$2.356	$2.376	$1.784	$1.795	$1.790	$1.743	$1.260	$1.058	$1.133
Number of Accumulation Units outstanding at end of period (in thousands)	31	35	38	56	79	102	211	230	77	78
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.429	$34.064	$25.854	$26.281	$26.490	$26.068	$19.042	$16.152	$17.480	$14.947
Accumulation Unit Value at end of period	$44.841	$33.429	$34.064	$25.854	$26.281	$26.490	$26.068	$19.042	$16.152	$17.480
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.719	$25.997	$19.577	$19.741	$19.744	$19.267	$13.961	$11.754	$12.613	$10.000
Accumulation Unit Value at end of period	$34.775	$25.719	$25.997	$19.577	$19.741	$19.744	$19.267	$13.961	$11.754	$12.613
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.535	$24.041	$18.295	$18.643	$18.842	$18.582	$13.606	$11.576	$12.553	$10.000
Accumulation Unit Value at end of period	$31.490	$23.535	$24.041	$18.295	$18.643	$18.842	$18.582	$13.606	$11.576	$12.553
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.674	$21.426	$17.989	$16.204	$16.906	$15.479	$11.977	$10.483	$10.000	$—
Accumulation Unit Value at end of period	$25.585	$19.674	$21.426	$17.989	$16.204	$16.906	$15.479	$11.977	$10.483	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	4	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.215	$20.046	$17.008	$15.482	$16.323	$15.103	$11.810	$10.446	$10.000	$—
Accumulation Unit Value at end of period	$23.440	$18.215	$20.046	$17.008	$15.482	$16.323	$15.103	$11.810	$10.446	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	4	7	7	8	7	7	—
Wells Fargo VT Opportunity Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.864	$24.959	$21.005	$18.970	$19.840	$18.211	$14.125	$12.393	$13.296	$10.890
Accumulation Unit Value at end of period	$29.656	$22.864	$24.959	$21.005	$18.970	$19.840	$18.211	$14.125	$12.393	$13.296
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.504	$31.443	$26.741	$24.406	$25.795	$23.927	$18.754	$16.628	$18.027	$14.920
Accumulation Unit Value at end of period	$36.585	$28.504	$31.443	$26.741	$24.406	$25.795	$23.927	$18.754	$16.628	$18.027
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP II-18

Wells Fargo VT Small Cap Growth Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.675	$23.648	$19.003	$17.817	$18.548	$19.120	$12.872	$12.068	$12.787	$10.000
Accumulation Unit Value at end of period	$29.271	$23.675	$23.648	$19.003	$17.817	$18.548	$19.120	$12.872	$12.068	$12.787
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	8	11	19	29	29	30
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.665	$21.869	$17.758	$16.826	$17.701	$18.440	$12.545	$11.885	$12.727	$10.000
Accumulation Unit Value at end of period	$26.506	$21.665	$21.869	$17.758	$16.826	$17.701	$18.440	$12.545	$11.885	$12.727
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.125	$3.126	$2.518	$2.368	$2.472	$2.553	$1.723	$1.619	$1.720	$1.375
Accumulation Unit Value at end of period	$3.848	$3.125	$3.126	$2.518	$2.368	$2.472	$2.553	$1.723	$1.619	$1.720
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.222	$33.590	$27.336	$25.987	$27.408	$28.611	$19.507	$18.522	$19.886	$16.067
Accumulation Unit Value at end of period	$40.489	$33.222	$33.590	$27.336	$25.987	$27.408	$28.611	$19.507	$18.522	$19.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP II-19

Talcott Resolution Life and Annuity Insurance Company
Series I/IIR

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.565	$26.101	$22.762	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063
Accumulation Unit Value at end of period	$29.382	$24.565	$26.101	$22.762	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500
Number of Accumulation Units outstanding at end of period (in thousands)	1,289	1,438	1,601	1,838	2,110	2,607	3,535	5,576	6,532	7,393
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265
Accumulation Unit Value at end of period	$22.811	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373
Number of Accumulation Units outstanding at end of period (in thousands)	992	1,069	1,115	1,185	1,266	1,441	1,417	1,108	1,129	973
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.064	$2.291	$1.984	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973
Accumulation Unit Value at end of period	$2.472	$2.064	$2.291	$1.984	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	9,098	10,934	12,206	15,587	17,089	21,753	26,829	43,423	51,731	57,319
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892
Accumulation Unit Value at end of period	$2.042	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979
Number of Accumulation Units outstanding at end of period (in thousands)	7,727	8,491	9,169	10,179	10,639	12,866	10,847	9,762	11,444	9,258
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.685	$17.033	$16.654	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465
Accumulation Unit Value at end of period	$18.001	$16.685	$17.033	$16.654	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191
Number of Accumulation Units outstanding at end of period (in thousands)	3,485	3,631	4,312	4,678	5,242	6,375	8,739	5,908	6,133	6,838
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556
Accumulation Unit Value at end of period	$14.069	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049
Number of Accumulation Units outstanding at end of period (in thousands)	727	796	804	859	906	963	963	977	1,150	1,012
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.902	$13.254	$12.572	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153
Accumulation Unit Value at end of period	$13.718	$12.902	$13.254	$12.572	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	365	412	474	571	690	997	1,286	2,689	2,930	2,918
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746
Accumulation Unit Value at end of period	$11.937	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068
Number of Accumulation Units outstanding at end of period (in thousands)	157	203	199	218	218	287	285	305	356	277

APP II-20

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.797	$18.839	$15.147	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713
Accumulation Unit Value at end of period	$21.733	$16.797	$18.839	$15.147	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712
Number of Accumulation Units outstanding at end of period (in thousands)	761	990	1,133	1,405	1,729	2,177	2,910	6,046	7,078	7,972
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339
Accumulation Unit Value at end of period	$18.813	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192
Number of Accumulation Units outstanding at end of period (in thousands)	229	260	285	317	337	340	280	287	304	297
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.558	$31.824	$24.535	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196
Accumulation Unit Value at end of period	$38.115	$28.558	$31.824	$24.535	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753
Number of Accumulation Units outstanding at end of period (in thousands)	446	545	609	711	905	1,082	1,409	2,337	2,809	3,158
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952
Accumulation Unit Value at end of period	$24.733	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	420	466	502	546	651	706	652	582	723	595
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.297	$30.931	$24.903	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449
Accumulation Unit Value at end of period	$35.419	$27.297	$30.931	$24.903	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073
Number of Accumulation Units outstanding at end of period (in thousands)	353	413	444	544	667	809	1,078	1,351	1,618	1,962
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596
Accumulation Unit Value at end of period	$23.020	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054
Number of Accumulation Units outstanding at end of period (in thousands)	216	239	249	260	297	323	332	362	496	490
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.596	$32.105	$25.365	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603
Accumulation Unit Value at end of period	$40.765	$31.596	$32.105	$25.365	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757
Number of Accumulation Units outstanding at end of period (in thousands)	2,523	2,993	3,485	4,223	5,135	6,418	8,542	14,477	17,438	19,838
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780
Accumulation Unit Value at end of period	$22.657	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015
Number of Accumulation Units outstanding at end of period (in thousands)	1,990	2,205	2,462	2,721	3,056	3,480	3,531	3,262	3,975	3,340

APP II-21

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.514	$30.460	$25.227	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911
Accumulation Unit Value at end of period	$36.729	$29.514	$30.460	$25.227	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194
Number of Accumulation Units outstanding at end of period (in thousands)	2,656	3,122	3,653	4,398	5,371	6,732	9,054	14,986	17,928	20,213
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704
Accumulation Unit Value at end of period	$27.417	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645
Number of Accumulation Units outstanding at end of period (in thousands)	1,506	1,674	1,858	2,037	2,272	2,566	2,640	2,451	2,803	2,344
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.248	$22.459	$17.227	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872
Accumulation Unit Value at end of period	$23.335	$19.248	$22.459	$17.227	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734
Number of Accumulation Units outstanding at end of period (in thousands)	1,129	1,335	1,487	1,823	2,136	2,568	3,329	4,521	5,359	5,753
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992
Accumulation Unit Value at end of period	$15.528	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	520	597	613	670	719	757	766	847	1,041	856
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.449	$37.083	$29.037	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527
Accumulation Unit Value at end of period	$40.071	$31.449	$37.083	$29.037	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687
Number of Accumulation Units outstanding at end of period (in thousands)	229	272	296	330	409	519	690	1,243	1,462	1,743
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929
Accumulation Unit Value at end of period	$29.577	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085
Number of Accumulation Units outstanding at end of period (in thousands)	150	169	177	189	204	224	249	230	296	285
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.281	$20.914	$16.700	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272
Accumulation Unit Value at end of period	$27.539	$21.281	$20.914	$16.700	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775
Number of Accumulation Units outstanding at end of period (in thousands)	71	93	93	118	149	167	223	489	574	605
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763
Accumulation Unit Value at end of period	$23.566	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	26	26	38	40	62	57	32	28

APP II-22

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.900	$24.255	$22.417	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008
Accumulation Unit Value at end of period	$26.221	$22.900	$24.255	$22.417	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683
Number of Accumulation Units outstanding at end of period (in thousands)	1,867	2,135	2,488	2,909	3,550	4,468	5,892	12,409	14,274	15,966
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852
Accumulation Unit Value at end of period	$21.790	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237
Number of Accumulation Units outstanding at end of period (in thousands)	619	674	721	799	888	1,083	1,195	1,044	1,096	847
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.661	$22.282	$17.630	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455
Accumulation Unit Value at end of period	$28.760	$21.661	$22.282	$17.630	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510
Number of Accumulation Units outstanding at end of period (in thousands)	212	254	298	348	412	532	664	1,234	1,449	1,630
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649
Accumulation Unit Value at end of period	$23.898	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513
Number of Accumulation Units outstanding at end of period (in thousands)	89	106	128	135	152	170	164	183	237	178
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.256	$33.400	$31.174	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081
Accumulation Unit Value at end of period	$35.897	$29.256	$33.400	$31.174	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077
Number of Accumulation Units outstanding at end of period (in thousands)	359	428	520	628	803	1,013	1,338	2,484	2,976	3,440
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790
Accumulation Unit Value at end of period	$30.133	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446
Number of Accumulation Units outstanding at end of period (in thousands)	102	120	153	208	242	262	299	227	283	322
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.520	$28.446	$26.611	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349
Accumulation Unit Value at end of period	$30.861	$25.520	$28.446	$26.611	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838
Number of Accumulation Units outstanding at end of period (in thousands)	1,053	1,217	1,403	1,668	2,094	2,551	3,444	4,869	5,865	6,746
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138
Accumulation Unit Value at end of period	$21.972	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176
Number of Accumulation Units outstanding at end of period (in thousands)	501	604	689	756	793	886	873	760	889	701

APP II-23

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.580	$30.517	$25.657	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493
Accumulation Unit Value at end of period	$36.439	$28.580	$30.517	$25.657	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870
Number of Accumulation Units outstanding at end of period (in thousands)	1,314	1,568	1,836	2,213	2,656	3,184	4,396	7,125	8,103	8,505
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648
Accumulation Unit Value at end of period	$30.588	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719
Number of Accumulation Units outstanding at end of period (in thousands)	308	343	386	425	472	560	633	599	568	391
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.055	$18.679	$17.110	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792
Accumulation Unit Value at end of period	$20.013	$16.055	$18.679	$17.110	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857
Number of Accumulation Units outstanding at end of period (in thousands)	145	179	218	248	306	406	547	495	557	757
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607
Accumulation Unit Value at end of period	$17.592	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523
Number of Accumulation Units outstanding at end of period (in thousands)	56	64	104	136	91	90	115	100	124	118

APP II-24

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.542	$25.216	$21.054	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415
Accumulation Unit Value at end of period	$30.527	$23.542	$25.216	$21.054	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374
Number of Accumulation Units outstanding at end of period (in thousands)	334	414	466	565	648	824	1,113	1,550	1,794	1,978
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358
Accumulation Unit Value at end of period	$15.309	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922
Number of Accumulation Units outstanding at end of period (in thousands)	332	403	469	508	544	578	685	597	679	612
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.699	$24.490	$23.700	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265
Accumulation Unit Value at end of period	$25.347	$23.699	$24.490	$23.700	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040
Number of Accumulation Units outstanding at end of period (in thousands)	568	632	770	907	1,104	1,448	1,884	3,955	4,098	4,418
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688
Accumulation Unit Value at end of period	$19.600	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033
Number of Accumulation Units outstanding at end of period (in thousands)	423	472	510	547	617	653	720	646	674	570
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.069	$1.067	$1.070	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162
Accumulation Unit Value at end of period	$1.084	$1.069	$1.067	$1.070	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	8,335	10,670	12,314	14,335	16,444	21,109	29,418	44,931	55,088	55,218
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014
Accumulation Unit Value at end of period	$0.851	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990
Number of Accumulation Units outstanding at end of period (in thousands)	1,769	2,065	2,197	1,942	2,476	3,094	4,086	6,659	9,911	5,688
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.114	$20.102	$16.001	$15.858	$15.308	$14.308	$10.349	$9.223	$10.727	$—
Accumulation Unit Value at end of period	$25.789	$19.114	$20.102	$16.001	$15.858	$15.308	$14.308	$10.349	$9.223	$—
Number of Accumulation Units outstanding at end of period (in thousands)	88	119	111	115	145	187	238	387	187	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713	$—
Accumulation Unit Value at end of period	$23.516	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	125	139	149	222	205	118	123	50	—

APP II-25

Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.515	$23.865	$22.054	$19.401	$21.695	$20.086	$15.201	$13.160	$13.230	$10.975
Accumulation Unit Value at end of period	$25.242	$20.515	$23.865	$22.054	$19.401	$21.695	$20.086	$15.201	$13.160	$13.230
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	18	19	20	23	27	33	37	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345
Accumulation Unit Value at end of period	$29.705	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.211	$30.317	$26.136	$22.644	$24.468	$22.731	$16.984	$14.476	$14.988	$13.131
Accumulation Unit Value at end of period	$32.310	$26.211	$30.317	$26.136	$22.644	$24.468	$22.731	$16.984	$14.476	$14.988
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	15	17	20	21	28	35	39	41
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.910	$27.948	$24.347	$21.317	$23.277	$21.854	$16.501	$14.212	$14.870	$13.165
Accumulation Unit Value at end of period	$29.166	$23.910	$27.948	$24.347	$21.317	$23.277	$21.854	$16.501	$14.212	$14.870
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.153	$20.308	$18.188	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039
Accumulation Unit Value at end of period	$23.098	$18.153	$20.308	$18.188	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932
Number of Accumulation Units outstanding at end of period (in thousands)	463	557	630	762	900	1,169	1,428	1,296	1,659	1,894
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492
Accumulation Unit Value at end of period	$19.766	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222
Number of Accumulation Units outstanding at end of period (in thousands)	126	133	158	179	213	248	310	353	457	334
Invesco V.I. Diversified Dividend Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.887	$19.666	$18.398	$16.281	$16.208	$14.598	$11.315	$9.689	$10.615	$—
Accumulation Unit Value at end of period	$22.018	$17.887	$19.666	$18.398	$16.281	$16.208	$14.598	$11.315	$9.689	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	7	6	8	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.481	$18.313	$17.313	$15.482	$15.576	$14.177	$11.104	$9.609	$10.601	$—
Accumulation Unit Value at end of period	$20.077	$16.481	$18.313	$17.313	$15.482	$15.576	$14.177	$11.104	$9.609	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP II-26

Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.483	$9.465	$9.540	$9.661	$9.791	$9.923	$9.984	$—	$—	$—
Accumulation Unit Value at end of period	$9.534	$9.483	$9.465	$9.540	$9.661	$9.791	$9.923	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,003	1,077	1,091	1,243	1,398	1,481	1,073	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	$—
Accumulation Unit Value at end of period	$8.896	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	160	187	142	295	332	284	228	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.399	$1.410	$1.402	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283
Accumulation Unit Value at end of period	$1.464	$1.399	$1.410	$1.402	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	11,275	13,198	14,720	16,369	19,259	25,947	31,359	56,086	59,305	70,228
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179
Accumulation Unit Value at end of period	$1.211	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213
Number of Accumulation Units outstanding at end of period (in thousands)	3,026	3,340	3,733	4,231	4,563	5,170	6,392	8,181	9,360	7,501
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.224	$30.762	$27.342	$23.205	$24.326	$22.422	$16.990	$15.060	$15.618	$14.110
Accumulation Unit Value at end of period	$32.302	$26.224	$30.762	$27.342	$23.205	$24.326	$22.422	$16.990	$15.060	$15.618
Number of Accumulation Units outstanding at end of period (in thousands)	27	34	39	48	57	69	93	103	113	139
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547
Accumulation Unit Value at end of period	$25.863	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	1	—	—	—
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.824	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.864	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.513	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.762	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP II-27

Invesco V.I. International Growth Fund - Series I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.442	$2.911	$2.398	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867
Accumulation Unit Value at end of period	$3.097	$2.442	$2.911	$2.398	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	3,195	4,148	4,519	5,483	6,400	7,563	10,188	11,769	13,030	14,305
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716
Accumulation Unit Value at end of period	$2.562	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891
Number of Accumulation Units outstanding at end of period (in thousands)	473	555	625	678	769	917	955	883	859	792
Invesco V.I. International Growth Fund - Series II
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.902	$13.032	$10.763	$10.986	$11.434	$11.579	$9.886	$8.694	$10.333	$—
Accumulation Unit Value at end of period	$13.793	$10.902	$13.032	$10.763	$10.986	$11.434	$11.579	$9.886	$8.694	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	26	28	37	42	57	59	61	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$16.747	$—
Accumulation Unit Value at end of period	$20.410	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	72	74	79	84	88	72	70	76	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.550	$2.916	$2.572	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628
Accumulation Unit Value at end of period	$3.152	$2.550	$2.916	$2.572	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833
Number of Accumulation Units outstanding at end of period (in thousands)	2,217	2,672	3,029	3,579	4,403	5,211	6,844	7,976	9,543	10,609
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496
Accumulation Unit Value at end of period	$2.608	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667
Number of Accumulation Units outstanding at end of period (in thousands)	1,596	1,923	2,128	2,259	2,339	2,772	3,131	3,119	3,589	2,902
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.910	$17.080	$14.134	$14.218	$14.240	$13.359	$9.883	$10.020	$—	$—
Accumulation Unit Value at end of period	$21.088	$15.910	$17.080	$14.134	$14.218	$14.240	$13.359	$9.883	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	31	36	43	61	88	111	67	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.809	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$10.003	$—	$—
Accumulation Unit Value at end of period	$19.423	$14.809	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	18	13	17	21	33	23	—	—

APP II-28

Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.498	$26.853	$23.864	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113
Accumulation Unit Value at end of period	$28.101	$22.498	$26.853	$23.864	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361
Number of Accumulation Units outstanding at end of period (in thousands)	204	251	271	322	407	492	647	1,049	1,219	1,374
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349
Accumulation Unit Value at end of period	$23.704	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242
Number of Accumulation Units outstanding at end of period (in thousands)	46	57	70	76	84	87	119	109	117	82
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.642	$2.060	$1.778	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055
Accumulation Unit Value at end of period	$2.116	$1.642	$2.060	$1.778	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	620	695	914	1,167	1,362	1,948	2,762	4,449	5,022	6,390
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969
Accumulation Unit Value at end of period	$1.751	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016
Number of Accumulation Units outstanding at end of period (in thousands)	1,394	1,485	1,554	1,601	1,714	1,813	1,865	1,813	1,975	1,737
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.091	$13.798	$11.204	$10.196	$10.553	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.203	$13.091	$13.798	$11.204	$10.196	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	24	25	24	29	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.564	$13.382	$10.981	$10.098	$10.537	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.337	$12.564	$13.382	$10.981	$10.098	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	74	71	78	99	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.805	$31.226	$25.510	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050
Accumulation Unit Value at end of period	$35.819	$27.805	$31.226	$25.510	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684
Number of Accumulation Units outstanding at end of period (in thousands)	44	53	60	87	89	112	164	149	170	182
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950
Accumulation Unit Value at end of period	$25.607	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109
Number of Accumulation Units outstanding at end of period (in thousands)	27	34	42	41	53	58	53	52	40	29

APP II-29

MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.047	$22.754	$17.551	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701
Accumulation Unit Value at end of period	$31.413	$23.047	$22.754	$17.551	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901
Number of Accumulation Units outstanding at end of period (in thousands)	475	638	764	985	1,124	1,329	1,857	535	491	538
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254
Accumulation Unit Value at end of period	$17.079	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917
Number of Accumulation Units outstanding at end of period (in thousands)	207	226	245	260	372	286	294	275	162	60
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.375	$11.895	$11.301	$10.064	$10.650	$10.500	$10.146	$—	$—	$—
Accumulation Unit Value at end of period	$12.884	$11.375	$11.895	$11.301	$10.064	$10.650	$10.500	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	369	409	513	635	645	891	1,472	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—	$—
Accumulation Unit Value at end of period	$12.032	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	212	276	325	391	399	439	500	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.350	$22.897	$18.816	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009
Accumulation Unit Value at end of period	$27.716	$21.350	$22.897	$18.816	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971
Number of Accumulation Units outstanding at end of period (in thousands)	397	474	565	701	882	1,213	1,586	3,581	4,322	4,936
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059
Accumulation Unit Value at end of period	$20.093	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741
Number of Accumulation Units outstanding at end of period (in thousands)	177	201	237	268	300	333	388	437	577	419
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.399	$13.472	$10.632	$10.160	$10.394	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.500	$13.399	$13.472	$10.632	$10.160	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	98	102	133	131	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.859	$13.065	$10.420	$10.062	$10.378	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.569	$12.859	$13.065	$10.420	$10.062	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	64	68	84	95	—	—	—	—	—

APP II-30

MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.803	$11.817	$9.432	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437
Accumulation Unit Value at end of period	$16.147	$11.803	$11.817	$9.432	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676
Number of Accumulation Units outstanding at end of period (in thousands)	163	173	183	239	293	330	526	857	985	1,351
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374
Accumulation Unit Value at end of period	$14.330	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536
Number of Accumulation Units outstanding at end of period (in thousands)	161	172	196	210	250	240	247	243	290	340
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.171	$35.155	$28.133	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847
Accumulation Unit Value at end of period	$47.772	$34.171	$35.155	$28.133	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971
Number of Accumulation Units outstanding at end of period (in thousands)	185	216	255	309	389	504	645	1,328	1,639	1,848
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297
Accumulation Unit Value at end of period	$24.035	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044
Number of Accumulation Units outstanding at end of period (in thousands)	122	151	173	206	231	234	417	417	527	330

(a) funded October 22, 2019

APP II-31

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.048	$11.860	$9.370	$9.565	$10.515	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.693	$10.048	$11.860	$9.370	$9.565	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	131	170	203	258	295	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.643	$11.502	$9.183	$9.473	$10.498	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.055	$9.643	$11.502	$9.183	$9.473	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	64	72	77	89	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.710	$25.130	$20.647	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496
Accumulation Unit Value at end of period	$31.099	$23.710	$25.130	$20.647	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002
Number of Accumulation Units outstanding at end of period (in thousands)	58	70	79	105	129	164	219	384	407	408
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976
Accumulation Unit Value at end of period	$26.612	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288
Number of Accumulation Units outstanding at end of period (in thousands)	36	37	45	49	57	58	36	28	16	12
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.348	$14.703	$14.267	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697
Accumulation Unit Value at end of period	$15.601	$14.348	$14.703	$14.267	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402
Number of Accumulation Units outstanding at end of period (in thousands)	3,878	4,138	5,021	5,427	6,030	7,148	9,440	2,688	2,562	2,496
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121
Accumulation Unit Value at end of period	$13.353	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668
Number of Accumulation Units outstanding at end of period (in thousands)	284	276	285	269	278	291	255	265	282	211
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.420	$25.149	$22.699	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278
Accumulation Unit Value at end of period	$27.816	$23.420	$25.149	$22.699	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485
Number of Accumulation Units outstanding at end of period (in thousands)	857	979	1,142	1,339	1,640	2,095	2,839	6,380	7,480	8,292
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537
Accumulation Unit Value at end of period	$20.237	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382
Number of Accumulation Units outstanding at end of period (in thousands)	647	710	778	811	884	999	1,058	848	1,014	818

APP II-32

MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.817	$34.740	$29.929	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962
Accumulation Unit Value at end of period	$39.465	$30.817	$34.740	$29.929	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464
Number of Accumulation Units outstanding at end of period (in thousands)	430	514	602	723	876	1,093	1,489	1,897	2,225	2,357
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950
Accumulation Unit Value at end of period	$33.128	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190
Number of Accumulation Units outstanding at end of period (in thousands)	152	172	197	194	217	197	203	169	166	125
Morgan Stanley VIF Core Plus Fixed Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.177	$11.433	$10.944	$10.478	$10.710	$10.092	$9.896	$—	$—	$—
Accumulation Unit Value at end of period	$12.198	$11.177	$11.433	$10.944	$10.478	$10.710	$10.092	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	10	10	10	11	33	34	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.549	$10.904	$10.548	$10.206	$10.541	$10.038	$9.875	$—	$—	$—
Accumulation Unit Value at end of period	$11.392	$10.549	$10.904	$10.548	$10.206	$10.541	$10.038	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.877	$20.666	$14.667	$15.158	$13.721	$13.110	$11.224	$—	$—	$—
Accumulation Unit Value at end of period	$28.376	$21.877	$20.666	$14.667	$15.158	$13.721	$13.110	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	32	39	49	60	83	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.647	$19.711	$14.136	$14.763	$13.505	$13.040	$11.200	$—	$—	$—
Accumulation Unit Value at end of period	$26.502	$20.647	$19.711	$14.136	$14.763	$13.505	$13.040	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.834	$29.769	$21.452	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164
Accumulation Unit Value at end of period	$31.096	$24.834	$29.769	$21.452	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091
Number of Accumulation Units outstanding at end of period (in thousands)	108	126	159	192	199	245	310	594	707	814
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131
Accumulation Unit Value at end of period	$26.800	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610
Number of Accumulation Units outstanding at end of period (in thousands)	44	49	69	57	57	60	87	100	126	161

APP II-33

Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.401	$17.263	$14.994	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138
Accumulation Unit Value at end of period	$15.988	$14.401	$17.263	$14.994	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051
Number of Accumulation Units outstanding at end of period (in thousands)	1,047	1,130	1,196	1,420	1,682	1,935	2,295	2,955	3,437	3,682
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069
Accumulation Unit Value at end of period	$12.128	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715
Number of Accumulation Units outstanding at end of period (in thousands)	308	321	329	372	425	414	483	568	690	498
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.867	$21.268	$18.191	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684
Accumulation Unit Value at end of period	$20.298	$17.867	$21.268	$18.191	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440
Number of Accumulation Units outstanding at end of period (in thousands)	600	687	765	908	1,152	1,423	1,933	3,207	3,928	4,542
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750
Accumulation Unit Value at end of period	$15.488	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272
Number of Accumulation Units outstanding at end of period (in thousands)	188	221	246	260	279	329	347	310	335	216
APP II-34

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.440	$33.199	$26.059	$24.537	$25.240	$25.492	$17.968	$15.469	$15.613	$11.675
Accumulation Unit Value at end of period	$41.752	$30.440	$33.199	$26.059	$24.537	$25.240	$25.492	$17.968	$15.469	$15.613
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	4	4	5	14	14	14	14
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.164	$36.551	$28.992	$27.588	$28.677	$29.270	$20.848	$18.138	$18.500	$13.980
Accumulation Unit Value at end of period	$45.013	$33.164	$36.551	$28.992	$27.588	$28.677	$29.270	$20.848	$18.138	$18.500
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.262	$2.361	$2.132	$2.007	$2.009	$1.725	$1.462	$1.311	$1.248	$1.116
Accumulation Unit Value at end of period	$2.681	$2.262	$2.361	$2.132	$2.007	$2.009	$1.725	$1.462	$1.311	$1.248
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	13	14	15	20	34	38	23	53
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.668	$22.858	$20.858	$19.843	$20.074	$17.416	$14.912	$13.513	$12.998	$11.752
Accumulation Unit Value at end of period	$25.418	$21.668	$22.858	$20.858	$19.843	$20.074	$17.416	$14.912	$13.513	$12.998
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.235	$16.216	$13.219	$12.972	$12.915	$13.831	$11.730	$10.477	$12.193	$10.086
Accumulation Unit Value at end of period	$15.080	$13.235	$16.216	$13.219	$12.972	$12.915	$13.831	$11.730	$10.477	$12.193
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	8	8	9	10	14	18	24	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.102	$14.985	$12.344	$12.241	$12.316	$13.329	$11.423	$10.310	$12.126	$10.079
Accumulation Unit Value at end of period	$13.645	$12.102	$14.985	$12.344	$12.241	$12.316	$13.329	$11.423	$10.310	$12.126
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	—	—	—
Wells Fargo VT Omega Growth Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.719	$25.997	$19.577	$19.741	$19.744	$19.267	$13.961	$11.754	$12.613	$10.000
Accumulation Unit Value at end of period	$34.775	$25.719	$25.997	$19.577	$19.741	$19.744	$19.267	$13.961	$11.754	$12.613
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	6	7	9	15	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.535	$24.041	$18.295	$18.643	$18.842	$18.582	$13.606	$11.576	$12.553	$10.000
Accumulation Unit Value at end of period	$31.490	$23.535	$24.041	$18.295	$18.643	$18.842	$18.582	$13.606	$11.576	$12.553
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	—	—	—

APP II-35

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.864	$24.959	$21.005	$18.970	$19.840	$18.211	$14.125	$12.393	$13.296	$10.890
Accumulation Unit Value at end of period	$29.656	$22.864	$24.959	$21.005	$18.970	$19.840	$18.211	$14.125	$12.393	$13.296
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	10	10	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.504	$31.443	$26.741	$24.406	$25.795	$23.927	$18.754	$16.628	$18.027	$14.920
Accumulation Unit Value at end of period	$36.585	$28.504	$31.443	$26.741	$24.406	$25.795	$23.927	$18.754	$16.628	$18.027
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.125	$3.126	$2.518	$2.368	$2.472	$2.553	$1.723	$1.619	$1.720	$1.375
Accumulation Unit Value at end of period	$3.848	$3.125	$3.126	$2.518	$2.368	$2.472	$2.553	$1.723	$1.619	$1.720
Number of Accumulation Units outstanding at end of period (in thousands)	65	71	83	95	120	158	202	268	313	413
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.222	$33.590	$27.336	$25.987	$27.408	$28.611	$19.507	$18.522	$19.886	$16.067
Accumulation Unit Value at end of period	$40.489	$33.222	$33.590	$27.336	$25.987	$27.408	$28.611	$19.507	$18.522	$19.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP II-36

Appendix A - Product Comparison Information
In addition to the variable annuity Contract described in this prospectus, we offered other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the “Director M” and “Leaders” suites of variable annuities we offered generally relate to the investment options offered and mortality expense risk charges. We offered three contract variations that have a CDSC (these forms of contract are called “Outlook”, “Plus” and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the “Core” version)), one contract version has a front end sales charge (called “Edge”) and one contract version has no sales charge (called “Access”). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.
Not all forms of contracts were offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus. Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your investment professional can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Talcott Resolution Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.
I. Key Differences

Contract	Access	Core		Outlook		Plus
Minimum Initial Premium Qualified Contract = Q Non-Qualified Contract = NQ	Q: $10,000 NQ:$2,000	Q: $1,000 NQ:$1,000		Q: $10,000 NQ:$2,000		Q: $10,000 NQ:$2,000
Sales Charge	NONE	YEAR 1 2 3 4 5 6 7 8+	CDSC (2) 7% 7% 7% 6% 5% 4% 3% 0%	YEAR 1 2 3 4 5+	CDSC (2) 7% 6% 5% 4% 0%	YEAR 1 2 3 4 5 6 7 8 9+	CDSC (2) 8% 8% 8% 8% 7% 6% 5% 4% 0%
Mortality and Expense Risk Charge (1)	1.45%	0.95%		1.40%		1.40%
Payment Enhancement	NO	NO		NO		YES (3)
Maximum Up-front Commission	2%	7%		5.75%		6.5%

(1)
Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2)
Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

(3)
We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

◦	Cancel your Contract during any “Free Look” period.

◦	Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

◦	Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

APP A-1

The following Surrenders are NOT subject to a CDSC:

•
Annual Withdrawal Amount - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may be able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•
If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

◦	facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

◦	facility certified as a hospital or long-term care facility; or

◦	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

•	Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

II. Investment Options

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Leaders Series II/IIR	APP A - 3
2.	Leaders Series III and Classic Leaders	APP A - 6
3.	Wells Fargo Leaders Series I/IR	APP A - 9
4.	Wells Fargo Leaders Series II	APP A - 12
5.	Leaders / Chase Series I	APP A - 15
6.	Leaders / Chase Series II	APP A - 18
7.	Leaders Select	APP A - 21
8.	Huntington Leaders	APP A - 24
9.	Select Leaders Series V	APP A - 27

APP A-2

1.	Leaders Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP A-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP A-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-5

2.	Leaders Series III and Classic Leaders:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP A-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP A-7

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-8

3.	Wells Fargo Leaders Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP A-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP A-10

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Index Asset Allocation Fund - Class 2	Long-term total return, consisting of capital appreciation and current income	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT International Equity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-11

4.	Wells Fargo Leaders Series II:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP A-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP A-13

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Index Asset Allocation Fund - Class 2	Long-term total return, consisting of capital appreciation and current income	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT International Equity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-14

5.	Leaders / Chase Series I:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP A-15

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1	Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1	Seeks to provide high total return from a portfolio of selected equity securities	JPMorgan Investment Management, Inc.
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management

APP A-16

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-17

6.	Leaders / Chase Series II:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP A-18

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1	Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1	Seeks to provide high total return from a portfolio of selected equity securities	JPMorgan Investment Management, Inc.
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management

APP A-19

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-20

7.	Leaders Select:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company

APP A-21

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management

APP A-22

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
Wells Fargo Variable Trust Funds
Wells Fargo VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-23

8.	Huntington Leaders:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP A-24

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP A-25

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
Mutual Fund and Variable Insurance Trust
Rational Trend Aggregation VA Fund (formerly Rational Dividend Capture VA Fund)	Seeks total return with dividend income as an important component of that return	Rational Advisors, Inc., Sub-advised by PVG Asset Management Corp.
Rational Insider Buying VA Fund	Seeks long-term capital appreciation	Rational Advisors, Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-26

9.Select Leaders Series V

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II	Seeks long-term capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund - Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund - Series II	Seeks to provide reasonable current income and long-term growth of income and capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. High Yield Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company

APP A-27

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust

APP A-28

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class II	Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio - Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented securities of large capitalization companies	Morgan Stanley Investment Management Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-29

Appendix B — Lifetime Income Builder
Objective
Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.
How does this rider help achieve this goal?
This rider (called the Unified Benefit Rider in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

•
Withdrawal Benefit allows (a) Benefit Payments: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or (b) Lifetime Benefit Payments: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

•
Guaranteed Minimum Death Benefit (“GMDB”). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. Depleting the Benefit Amount by taking Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
This rider is closed to new investors (including existing Owners).
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.
We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.
You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.
Does the Benefit Amount/Payment Base change under this rider?
Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments. However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Payment prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

APP B-1

•
Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as “automatic Benefit Amount increases”), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduce by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner’s or Annuitant’s 75th birthday or the Annuity Commencement Date.

•
Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

•	Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

A.
If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

B.
If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

C.
If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

(i)	the Contract Value immediately following the Surrender; or

(ii)	the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

•	Benefit Amount limits. Your Benefit Amount cannot be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.
Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

•	Benefit Payments
Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.
The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

A.
If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

B.
If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

C.
If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

APP B-2

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made. Subsequent Premium Payments may decrease instead of increase the Benefit Payment. See Example 10 in Appendix I for more information
If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.
If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

•	Lifetime Benefit Payments
Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner’s 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider’s effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.
The Lifetime Benefit Payment can be taken on any payment schedule that you request.
Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.
Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner’s 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

A.
If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

B.
If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

C.
If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.
Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.
If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner’s 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.
If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner’s 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner’s 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.
If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner’s 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.
If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.
Is this rider designed to pay you Death Benefits?
Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value on the date due proof of death is received by us.

APP B-3

The Death Benefit is payable at the first death of an Owner or Annuitant.
Does this rider replace standard Death Benefits?
Yes. This rider replaces the standard Death Benefit.
Can you revoke this rider?
No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do Full Surrenders have on your benefits under this rider?
You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.
If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.
Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to us. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial), except as noted in the section “Are there restrictions on how you must invest?”
If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
What happens if you change ownership?
Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.
An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either (A) or (B):

(A)	If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B)
If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A)
If this rider is not currently available for sale, we will continue the existing Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B)
If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

APP B-4

What happens if you annuitize your Contract?
If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.
If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under Lifetime Income Builder rules applicable when the Contract Value equals zero.

•	Fixed Period Certain Payout Option
If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year’s annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner’s last instructions on record.
These options may not be available if your contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, these options will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time these options become effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Fixed Lifetime and Period Certain Payout Option
If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner’s last instructions on record.
These options may not be available if your contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, these options will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time these options become effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the living benefit feature of the rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law, we may modify, add, delete, or substitute, the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment requirement or restriction will result in revocation of the rider. If the rider is revoked by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the rider will not terminate any concurrent guaranteed minimum death benefit rider.
If the rider is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have

APP B-5

a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Are there restrictions on the amount of subsequent Premium Payments?
No.
Can we aggregate contracts?
For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.
Other information
For examples of how this rider works, see “Appendix I.”
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

•
Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

•
Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

•
Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another “lifetime” payout option and will not be subject to automatic Benefit Amount increases.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

•
Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

•
Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

•	Certain ownership changes may result in a reduction of benefits.

•
Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•	Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime

APP B-6

Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

APP B-7

Appendix C — Lifetime Income Builder Selects and Lifetime Income Builder Portfolios
The Annuity Commencement Date Deferral Option is not available if you have elected either of these riders.
Objective
The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.
How do the riders help achieve this goal?

•
Lifetime Withdrawal Feature. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s Lifetime Income Eligibility Date until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income	=	Payment Base or Contract Value, whichever is higher	x	Withdrawal Percent
Builder Selects
- or -
Lifetime Income	=	Payment Base	x	Withdrawal Percent
Builder Portfolios

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy the riders?
The riders are closed to new investors (including existing Owners).
When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the “Relevant Covered Life” and other “Covered Lives” will be when establishing the Withdrawal Percent.

•
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

•
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

•
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is 80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.
Does electing either rider forfeit your ability to buy other riders?
Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states). You may not elect the Annuity Commencement Date Deferral Option if you elected either of these riders.
How is the charge for either rider calculated?
The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider’s effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

APP C-1

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.
Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.

•	If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider’s rules.
Does the Payment Base change under either rider?
Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

•	automatic Payment Base increases; and

•	subsequent Premium Payments; and

•
partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

•	Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose either of these riders. The following table describes how these options operate:

	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
New Payment Base	[(current Anniversary Value (prior to the rider charge being taken) divided by your prior Payment Base)] multiplied by your prior Payment Base	The higher of current Anniversary Value (prior to the rider charge being taken) or Payment Base
Annual Payment Base increase limits	0% - 10%	Unlimited
We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary. Automatic Payment Base increases will cease upon the earliest of:

•	your Annuity Commencement Date;

•	the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 90; or

•	You waive your right to receive automatic Payment Base increases.
Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix I.

•	Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix I.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment

APP C-2

Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

See Examples 3-9 and 12-15 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix I.

•
Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See “What happens if you change ownership?” below.

•
Option Conversion. We reserve the right to offer a one-time only conversion from Lifetime Income Builder Selects to Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life’s reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the lower of the then applicable Payment Base or the Contract Value at the time of rescission. Rescission of a conversion option may therefore result in a permanent reduction of benefits. Once rescinded, this privilege will be terminated.

•	Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Is either rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.
As shown in the following table, the Withdrawal Percent for all partial Surrenders taken before the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken after the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

	Withdrawal Percent
Relevant Covered Life Attained Age	Single Life Option	Joint/Spousal Option
<59½ - 64	5.0%	4.5%
65 - 69	5.5%	5.0%
70 - 74	6.0%	5.5%
75 - 79	6.5%	6.0%
80 - 84	7.0%	6.5%
85 - 90	7.5%	7.0%
90+	8.0%	7.5%
Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1.	If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2.
If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3.
If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

APP C-3

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.
For more information, please refer to Example 24 in Lifetime Income Builder Selects and Lifetime Income Builder Portfolios Examples in Appendix I.
Is either rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Feature is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to the rider's Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.
Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Lifetime Withdrawal Feature” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does either rider replace the standard Death Benefit?
Yes, it permanently replaces the standard Death Benefit. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Feature at any time subject to state availability and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Feature under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section )). Additionally, we may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.
If the Lifetime Withdrawal Feature is revoked:

•	It cannot be re-elected;

•	You will not receive any Lifetime Withdrawal Payments;

•
We will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	You will no longer be subject to this rider’s Investment Restrictions; and

•	You become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

APP C-4

On the date the Lifetime Withdrawal Feature is revoked, a prorated share of the rider charge will be assessed. After that, the rider charge will no longer be assessed. If you elected the single life option, and the Lifetime Withdrawal Feature is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Feature include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Feature payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Feature (keep in mind that you have been paying fees for the Lifetime Withdrawal Feature since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Feature (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal Feature is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Feature will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Feature.
Please see “Can your Spouse continue your Lifetime Withdrawal Feature?” and “Are there restrictions on how you must invest?” for more information.
What effect does partial or full Surrenders have on your benefits under this rider?
Please refer to “Does the Benefit Amount/Payment Base change under either rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.
Prior to the Annuity Commencement Date, if on any Contract Anniversary your Contract Value, due to investment performance, is reduced below an amount equal to the greater of the Contract minimum amount stated under your Contract or one of your Lifetime Benefit Payments, or if on any Valuation Day, as a result of a Partial Surrender, your Contract Value is reduced below an amount equal to the greater of the Contract minimum amount stated under your Contract or one of your Lifetime Benefit Payments, then the following will occur:

1.
You must transfer your remaining Contract Value to an asset allocation model, investment program, Sub-Account(s), fund of funds Sub-Account(s), or other investment vehicle approved by us for purposes of the minimum amount rule.

a.	One of the approved investment vehicles, as described above, must be elected within 10 days from the date the minimum amount was reached.

b.	If we do not receive your election within the above stated time frame, you will be deemed to have irrevocably authorized us to move your remaining Contract Value into the Money Market Sub-account.

c.
If you choose not to participate in one of the approved investment vehicles, then we will automatically liquidate your remaining Contract Value. Any applicable CDSC will be assessed and the Contract will be fully terminated.

2.	Once the Contract Value is transferred to an approved investment vehicle, the following rules will apply:

a.
You will receive your Lifetime Benefit Payment, which will be equal to your Lifetime Benefit Payment at the time your Contract Value reduces below the rider minimum amount rules at the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually.

b.	Ongoing Lifetime Benefit Payments will no longer reduce your Contract Value.

c.
Ongoing Lifetime Benefit Payments will continue to reduce the remaining Guaranteed Minimum Death Benefit on your Contract. At the death of any Owner, Joint Owner or Annuitant, the greater of the Contract Value or the Guaranteed Death Death Benefit will be paid out as a lump sum settlement unless Spousal Contract continuation is available and elected.

d.	We will no longer accept subsequent Premium Payments.

e.	We will waive the Annual Maintenance Fee and Rider Charge on your Contract.

f.	Automatic Increases on Contract anniversary will no longer apply.

g.
If any amount greater than a Lifetime Benefit Payment is requested within a Contract Year, we will automatically liquidate your remaining Contract Value. Any applicable CDSC will be assessed, the Contract will be terminated and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix I.

APP C-5

What happens if you change ownership?
Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will be revoked. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation

APP C-6

Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Lifetime Withdrawal Feature?

•	Single Life Option:
If a Covered Life dies and the sole Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

APP C-7

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

•	The Lifetime Benefit Payment will be recalculated.
The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.
See Examples 18 and 19 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix I.
What happens if you annuitize your Contract?
You may continue your Lifetime Benefit Payment provided under this rider by electing the Life Annuity Payout Option. This annuitization option will not be available if you have revoked your Withdrawal Feature. Alternatively, you may choose any of the annuitization options provided under your Contract. In this instance, you will forfeit the Lifetime Benefit Payments provided under this rider.
Annuity Payout Options under this rider:

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is younger than age 59½, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by your Lifetime Benefit Payment on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to your Lifetime Benefit Payment on the Annuity Commencement Date. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and younger than age 59½, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by your Lifetime Benefit Payment on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to your Lifetime Benefit Payment on the Annuity Commencement Date. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments

APP C-8

have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes, as described below:
Lifetime Income Builder Selects
Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments must be invested in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D on and after October 4, 2013 the withdrawal benefit of your rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by applicable law we may modify, add, delete, or substitute (to the extent permit by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Lifetime Income Builder Portfolios
Your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in Appendix F. Not all model portfolios or Programs are available through all Financial Intermediaries.
To the extent permitted by applicable law, we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium Payments received.
While you may switch from model portfolio to model portfolio, you cannot pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will, however, result in the revocation of your withdrawal feature under either rider.
Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund’s investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.
If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period

APP C-9

that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.
Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restrictions are not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•
If you had elected the conversion option from Lifetime Income Builder Selects to Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

•	Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

•
While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. Payments taken prior to the Lifetime Income Eligibility Date are not guaranteed to last for a lifetime. Either rider may not be suitable if a Covered Life is under attained age 59½.

•
The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be

APP C-10

eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•
Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

•
When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
The fee for either rider may increase any time after 12 months from either rider’s effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

APP C-11

Appendix D - Optional Rider Investment Restrictions

(Percentage allocations apply to value in the Sub-Accounts)

A. Investment Restrictions For

•	Lifetime Income Builder

•	Lifetime Income Builder II

•	Lifetime Income Builder Selects

•	Lifetime Income Foundation

Applicable To The Following Product

•	Leaders 3

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

You must allocate your Sub-Account Value in accordance with the following investment restrictions on and after to October 4, 2013:
(1) SELF SELECT

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
American Funds Bond Fund
Invesco V.I. Government Securities Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Bond Series
*    If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4, 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider.”

Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Franklin Flex Cap Growth VIP Fund

APP D-1

Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Value Opportunities Fund
MFS Core Equity Series
MFS Global Equity Series
MFS Growth Series
MFS Massachusetts Investors Growth Stock Portfolio
MFS Investors Trust Series
MFS Research International Series
MFS Research Series
MFS Total Return Series
MFS Value Series
Templeton Foreign VIP Fund

Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund
American Funds Capital World Bond Fund (formerly American Funds Global Bond Fund)
American Funds Global Small Capitalization Fund
American Funds International Fund
American Funds New World Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Small Cap Equity Fund
MFS High Yield Portfolio
MFS Mid Cap Growth Series
MFS New Discovery Series
Templeton Developing Markets VIP Fund
Templeton Growth VIP Fund

(2) ASSET ALLOCATIONS MODELS

As of May 2, 2016, the following models are available:

Fund	2016 Series 129	2016 Series 130	2016 Series 215	2016 Series 315
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%
American Funds Bond Fund	20%	15%	11%	9%
American Funds Capital World Bond Fund (formerly American Funds Global Bond Fund)	10%	7%	6%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%
American Funds International Fund	3%	4%	5%	6%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%
MFS High Yield Portfolio	15%	19%	17%	16%

APP D-2

MFS Investors Trust Series	3%	4%	5%	7%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%
Templeton Foreign VIP Fund	3%	3%	5%	6%
Total	100%	100%	100%	100%

(3) INVESTMENT MODELS
Series 7006

MFS Total Return Bond Series	40%
Franklin Small-Mid Cap Growth VIP Fund	10%
Templeton Growth VIP Fund	10%
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	20%
Total	100%
Series 7007

American Funds Bond Fund	40%
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
Total	100%
Series 7008

MFS Total Return Bond Series	40%
Franklin Rising Dividends VIP Fund	20%
MFS Growth Series	20%
Templeton Foreign VIP Fund	10%
Invesco V.I. International Growth Fund	10%
Total	100%
APP D-3

B. Investment Restrictions For

•	Lifetime Income Builder Portfolios

Applicable To The Following Products

•	Classic Leaders 1

•	Leaders 3

•	Leaders Select 1

•	Leaders / Chase 2

•	Select Leaders 5

•	Huntington Leaders 1

•	Wells Fargo Leaders 2

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

(1) INVESTMENT STRATEGY
Series 8009

Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%
Series 8011

American Funds Bond Fund	25%
American Funds Global Small Capitalization Fund	10%
American Funds Growth-Income Fund	25%
American Funds Growth Fund	25%
American Funds International Fund	15%
Total	100%

(2) PORTFOLIO PLANNER MODELS

As of May 2, 2016, the following models are available:

Fund	2016 Series 129	2016 Series 130	2016 Series 215	2016 Series 315	2016 Series 415
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%	10%
American Funds Bond Fund	20%	15%	11%	9%	6%
American Funds Capital World Bond Fund (formerly American Funds Global Bond Fund)	10%	7%	6%	4%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%	7%
American Funds International Fund	3%	4%	5%	6%	7%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%	9%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%	6%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%	5%

APP D-4

Invesco V.I. Government Securities Fund	25%	19%	16%	11%	8%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	6%
MFS High Yield Portfolio	15%	19%	17%	16%	12%
MFS Investors Trust Series	3%	4%	5%	7%	8%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%	5%
Templeton Foreign VIP Fund	3%	3%	5%	6%	7%
Total	100%	100%	100%	100%	100%

(3) INDIVIDUAL SUB-ACCOUNTS:
You may choose any combination of these funds as long as they equal 100% of your Sub-Account allocation. For example, you may allocate 100% of you Sub-Account allocation to ONE of these funds OR you may allocate among TWO, or ALL THREE of these funds as long as your Sub-Account allocation equals 100%.

Hartford Ultrashort Bond HLS Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Series

APP D-5

Appendix E - Information Regarding Contract Series II and IIR
Overview
The following information amends and supplements the Prospectus only with respect to those Series no longer sold.
Synopsis
The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)	Access	Core	Edge	Outlook	Plus
Mortality and Expense Risk Charge	1.50%	1.20%	0.80%	1.50%	1.50%
Administrative Charge	0.15%	0.15%	0.15%	0.20%	0.15%
Total Separate Account Annual Expenses	1.65%	1.35%	0.95%	1.70%	1.65%
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.
Let’s say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.
The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here’s how much you would pay under each of the three scenarios posed:

(1)	If you Surrender your variable annuity at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$1,128	$2,129	$2,938	$4,964
Outlook	$1,169	$2,042	$2,643	$5,258

(1)	If you annuitize at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$313	$1,304	$2,296	$4,741
Outlook	$349	$1,407	$2,461	$2,075

(2)	If you do not Surrender your variable annuity:

	1 year	3 years	5 years	10 years
Core	$495	$1,487	$2,479	$4,892
Outlook	$531	$1,589	$2,643	$5,258

Standard Death Benefits
These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.
If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.
The Premium Protection Death Benefit
If applicable, your Death Benefit is the highest of:

•	Contract Value; or

•	Total Premium Payments adjusted for partial Surrenders.

APP E-1

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, “Contract Value” refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:
Example 1
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a partial Surrender of $8,000,
• Your Contract Value in the fourth year immediately before your Surrender was $109,273,
• On the day we calculate the Death Benefit, your Contract Value was $117,403.
The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a partial Surrender of $60,000,
• Your Contract Value in the fourth year immediately before your Surrender was $150,000,
• On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for- dollar adjustment to get $140,000. The proportional factor is 1 – (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857. Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.
The Asset Protection Death Benefit
If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

A.	Contract Value; or

B.	Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

C.	Contract Value plus 25% of Maximum Anniversary Value.
The Asset Protection Death Benefit cannot exceed the highest of:

•	Contract Value;

•	Total Premium Payments adjusted for partial Surrenders; or

•	Maximum Anniversary Value.
All references to “Contract Value” refer to such value on the date we receive due proof of death.

APP E-2

The following are examples of how Asset Protection Death Benefit works:
Example 1
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a withdrawal of $8,000,
• Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,
• On the day we calculate the Death Benefit, your Contract Value was $117,403,
• Your Maximum Anniversary Value was $11,403.
To calculate the Asset Protection Death Benefit, we calculate the following three values:
• The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],
• The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 – $8,000) = $140,403],
• The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 – $8,000) = $144,754], but it cannot exceed the greatest of:
• The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],
• Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 – $8,000 = $92,000]; or
• Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 – $8,000 = $109,403].
Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.
Example 2
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a partial Surrender of $60,000,
• Your Contract Value in the fourth year immediately before your Surrender was $150,000,
• On the day we calculate the Death Benefit, your Contract Value was $120,000,
• Your Maximum Anniversary Value is $140,000.
To calculate the Asset Protection Death Benefit, we calculate the following three values:
• The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],
• The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],
• The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:
• The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],
• Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or
• Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].
The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.
Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 – (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

APP E-3

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 – (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:
• The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],
• Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or
• Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

APP E-4

Appendix F - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Products

•	Leaders 2, 2R & 3

•	Classic Leaders 1

•	Leaders Select 5

•	Huntington Leaders 1

•	Wells Fargo Leaders 1, 1R & 2

•	Leaders / Chase 1 & 2

•	Leaders Select 1

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models are available. If you elected one of the optional riders for your contract, please refer to “Appendix D - Optional Rider Investment Restrictions” to determine whether those restrictions may limit your ability to invest in these models.

Portfolio Planner Models

Fund	2016 Series 129	2016 Series 130	2016 Series 215	2016 Series 315	2016 Series 415
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%	10%
American Funds Bond Fund	20%	15%	11%	9%	6%
American Funds Capital World Bond Fund (formerly American Funds Global Bond Fund)	10%	7%	6%	4%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%	7%
American Funds International Fund	3%	4%	5%	6%	7%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%	9%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%	6%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%	5%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%	8%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	6%
MFS High Yield Portfolio	15%	19%	17%	16%	12%
MFS Investors Trust Series	3%	4%	5%	7%	8%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%	5%
Templeton Foreign VIP Fund	3%	3%	5%	6%	7%
Total	100%	100%	100%	100%	100%

APP F-1

The SAI is designed to provide additional information and is intended for those who have read this prospectus and are interested in a more detailed explanation of financial statements for us and the Separate Account. The SAI is not your personal Variable Annuity Quarterly Statement.
You may obtain a copy of the SAI, free of charge, by:
1)    completing the form below and mailing to the address shown; or
2)    calling us at 800-862-6668.
To obtain a copy of the SAI by mail or email, complete the form below and mail to:
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293

Please send a copy of the SAI via email or physical address to:

Name:______________________________________________________________________________________

Email:______________________________________________________________________________________

Address:____________________________________________________________________________________

City/State/Zip Code:___________________________________________________________________________

Phone Number: ______________________________________________________________________________

Contract Number:_____________________________________________________________________________

APP F-2

Statement of Additional Information
Talcott Resolution Life Insurance Company
Separate Account Seven
Leaders Series II, IIR and III
Wells Fargo Leaders Series I, IR and II
Leaders / Chase Series I and II
Classic Leaders
Leaders Select
Huntington Leaders
Select Leaders Series V

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2020
Date of Statement of Additional Information: May 1, 2020

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company and the financial statements of each of the individual Sub-accounts which comprise Talcott Resolution Life Insurance Company Separate Account Seven , have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 200 Berkeley Street 10th floor, Boston, Massachusetts 02116.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
We currently pay TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been : 2019 : $ 4,765,961 ; 2018 : $ 6,335,312 ; and 2017 : $ 9,877,833 .
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in this SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Series II/IIR

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.565	$26.101	$22.762	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063
Accumulation Unit Value at end of period	$29.382	$24.565	$26.101	$22.762	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500
Number of Accumulation Units outstanding at end of period (in thousands)	707	775	945	1,092	1,319	1,795	2,137	2,817	3,385	3,878
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.837	$23.249	$20.315	$18.857	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823
Accumulation Unit Value at end of period	$26.066	$21.837	$23.249	$20.315	$18.857	$18.888	$18.201	$14.945	$13.063	$13.097
Number of Accumulation Units outstanding at end of period (in thousands)	80	88	100	113	127	172	212	271	377	393
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.415	$22.822	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700
Accumulation Unit Value at end of period	$25.537	$21.415	$22.822	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947
Number of Accumulation Units outstanding at end of period (in thousands)	406	450	522	577	637	724	953	1,180	1,527	1,715
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.745	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934
Accumulation Unit Value at end of period	$25.918	$21.745	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200
Number of Accumulation Units outstanding at end of period (in thousands)	695	817	916	980	1,071	1,214	1,490	2,146	2,584	3,158
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.158	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769
Accumulation Unit Value at end of period	$25.180	$21.158	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998
Number of Accumulation Units outstanding at end of period (in thousands)	414	461	561	702	860	1,134	1,519	2,165	2,836	3,697
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.158	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769
Accumulation Unit Value at end of period	$25.180	$21.158	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998
Number of Accumulation Units outstanding at end of period (in thousands)	414	461	561	702	860	1,134	1,519	2,165	2,836	3,697
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.073	$21.467	$18.842	$17.570	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317
Accumulation Unit Value at end of period	$23.853	$20.073	$21.467	$18.842	$17.570	$17.677	$17.111	$14.113	$12.392	$12.481
Number of Accumulation Units outstanding at end of period (in thousands)	330	386	436	490	553	653	827	1,078	1,301	1,703
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.892	$21.294	$18.709	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316
Accumulation Unit Value at end of period	$23.614	$19.892	$21.294	$18.709	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467
Number of Accumulation Units outstanding at end of period (in thousands)	379	369	399	426	448	473	563	605	655	437
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.585	$20.977	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192
Accumulation Unit Value at end of period	$23.238	$19.585	$20.977	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324
Number of Accumulation Units outstanding at end of period (in thousands)	331	397	468	532	582	698	929	1,133	1,366	1,799
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265
Accumulation Unit Value at end of period	$22.811	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373
Number of Accumulation Units outstanding at end of period (in thousands)	283	314	352	357	386	442	470	414	396	261

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.064	$2.291	$1.984	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973
Accumulation Unit Value at end of period	$2.472	$2.064	$2.291	$1.984	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,055	4,710	5,433	6,412	6,922	8,928	10,115	13,860	16,931	18,542
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.992	$2.214	$1.921	$1.644	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956
Accumulation Unit Value at end of period	$2.380	$1.992	$2.214	$1.921	$1.644	$1.720	$1.514	$1.156	$1.031	$1.057
Number of Accumulation Units outstanding at end of period (in thousands)	456	477	500	550	544	763	1,043	1,244	1,405	1,486
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.957	$2.178	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948
Accumulation Unit Value at end of period	$2.336	$1.957	$2.178	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047
Number of Accumulation Units outstanding at end of period (in thousands)	1,758	2,109	2,455	2,803	3,110	3,688	4,564	5,334	7,376	9,486
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.940	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944
Accumulation Unit Value at end of period	$2.315	$1.940	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042
Number of Accumulation Units outstanding at end of period (in thousands)	3,776	4,234	4,955	5,734	6,609	8,427	9,426	13,086	15,827	19,867
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.890	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932
Accumulation Unit Value at end of period	$2.252	$1.890	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027
Number of Accumulation Units outstanding at end of period (in thousands)	2,043	2,542	3,105	4,198	5,055	6,900	9,015	12,624	16,326	19,797
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.890	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932
Accumulation Unit Value at end of period	$2.252	$1.890	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027
Number of Accumulation Units outstanding at end of period (in thousands)	2,043	2,542	3,105	4,198	5,055	6,900	9,015	12,624	16,326	19,797
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.841	$2.056	$1.792	$1.540	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920
Accumulation Unit Value at end of period	$2.190	$1.841	$2.056	$1.792	$1.540	$1.619	$1.432	$1.098	$0.984	$1.013
Number of Accumulation Units outstanding at end of period (in thousands)	1,665	1,900	2,199	2,634	2,890	3,507	4,071	6,007	7,915	10,548
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.816	$2.030	$1.771	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915
Accumulation Unit Value at end of period	$2.158	$1.816	$2.030	$1.771	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007
Number of Accumulation Units outstanding at end of period (in thousands)	2,138	2,240	3,923	4,136	3,254	3,528	3,019	2,749	2,288	1,924
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.796	$2.009	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910
Accumulation Unit Value at end of period	$2.133	$1.796	$2.009	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000
Number of Accumulation Units outstanding at end of period (in thousands)	2,034	2,345	2,928	3,613	3,745	4,795	5,590	7,535	8,958	10,460
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892
Accumulation Unit Value at end of period	$2.042	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979
Number of Accumulation Units outstanding at end of period (in thousands)	1,798	2,056	2,143	2,111	2,067	2,407	2,380	1,837	1,970	1,764

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.685	$17.033	$16.654	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465
Accumulation Unit Value at end of period	$18.001	$16.685	$17.033	$16.654	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191
Number of Accumulation Units outstanding at end of period (in thousands)	1,675	1,860	2,132	2,303	2,603	3,230	4,234	3,471	3,785	4,248
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.823	$16.186	$15.857	$15.645	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967
Accumulation Unit Value at end of period	$17.038	$15.823	$16.186	$15.857	$15.645	$15.846	$15.286	$15.867	$15.293	$14.639
Number of Accumulation Units outstanding at end of period (in thousands)	123	132	140	151	162	190	275	354	410	465
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.518	$15.889	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822
Accumulation Unit Value at end of period	$16.692	$15.518	$15.889	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472
Number of Accumulation Units outstanding at end of period (in thousands)	459	513	532	545	617	738	959	1,166	1,373	1,644
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.867	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302
Accumulation Unit Value at end of period	$15.984	$14.867	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920
Number of Accumulation Units outstanding at end of period (in thousands)	835	891	1,059	1,198	1,474	1,866	2,399	2,160	2,536	3,247
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.466	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119
Accumulation Unit Value at end of period	$15.530	$14.466	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708
Number of Accumulation Units outstanding at end of period (in thousands)	349	397	514	614	780	1,036	1,382	2,048	2,687	3,292
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.466	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119
Accumulation Unit Value at end of period	$15.530	$14.466	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708
Number of Accumulation Units outstanding at end of period (in thousands)	349	397	514	614	780	1,036	1,382	2,048	2,687	3,292
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.545	$14.946	$14.709	$14.577	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370
Accumulation Unit Value at end of period	$15.592	$14.545	$14.946	$14.709	$14.577	$14.830	$14.372	$14.985	$14.508	$13.950
Number of Accumulation Units outstanding at end of period (in thousands)	334	375	452	487	578	667	782	807	1,025	1,451
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.414	$14.825	$14.605	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369
Accumulation Unit Value at end of period	$15.435	$14.414	$14.825	$14.605	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935
Number of Accumulation Units outstanding at end of period (in thousands)	296	326	356	325	350	380	367	415	394	356
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.192	$14.604	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222
Accumulation Unit Value at end of period	$15.190	$14.192	$14.604	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775
Number of Accumulation Units outstanding at end of period (in thousands)	236	268	349	380	449	544	697	950	1,183	1,405
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556
Accumulation Unit Value at end of period	$14.069	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049
Number of Accumulation Units outstanding at end of period (in thousands)	178	189	212	223	245	362	290	319	292	314

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.902	$13.254	$12.572	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153
Accumulation Unit Value at end of period	$13.718	$12.902	$13.254	$12.572	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	329	379	427	481	545	800	1,017	1,461	1,586	1,591
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.590	$12.959	$12.317	$12.179	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074
Accumulation Unit Value at end of period	$13.359	$12.590	$12.959	$12.317	$12.179	$12.893	$12.915	$13.464	$12.877	$12.510
Number of Accumulation Units outstanding at end of period (in thousands)	31	34	34	38	49	79	106	132	175	184
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.437	$12.814	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035
Accumulation Unit Value at end of period	$13.184	$12.437	$12.814	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458
Number of Accumulation Units outstanding at end of period (in thousands)	67	73	83	99	106	145	205	291	362	390
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.361	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016
Accumulation Unit Value at end of period	$13.097	$12.361	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431
Number of Accumulation Units outstanding at end of period (in thousands)	250	278	315	332	395	457	536	755	967	1,131
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.136	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957
Accumulation Unit Value at end of period	$12.839	$12.136	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352
Number of Accumulation Units outstanding at end of period (in thousands)	111	131	166	192	228	328	486	760	1,061	1,171
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.136	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957
Accumulation Unit Value at end of period	$12.839	$12.136	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352
Number of Accumulation Units outstanding at end of period (in thousands)	111	131	166	192	228	328	486	760	1,061	1,171
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.915	$12.320	$11.762	$11.683	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899
Accumulation Unit Value at end of period	$12.586	$11.915	$12.320	$11.762	$11.683	$12.424	$12.501	$13.092	$12.577	$12.274
Number of Accumulation Units outstanding at end of period (in thousands)	45	60	63	64	85	102	116	172	261	343
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.770	$12.182	$11.643	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861
Accumulation Unit Value at end of period	$12.421	$11.770	$12.182	$11.643	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222
Number of Accumulation Units outstanding at end of period (in thousands)	112	113	120	111	117	120	126	194	224	146
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.698	$12.114	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842
Accumulation Unit Value at end of period	$12.339	$11.698	$12.114	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196
Number of Accumulation Units outstanding at end of period (in thousands)	50	58	63	84	98	122	165	283	405	378
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746
Accumulation Unit Value at end of period	$11.937	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068
Number of Accumulation Units outstanding at end of period (in thousands)	68	71	77	75	93	102	100	112	102	124

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.797	$18.839	$15.147	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713
Accumulation Unit Value at end of period	$21.733	$16.797	$18.839	$15.147	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712
Number of Accumulation Units outstanding at end of period (in thousands)	421	510	608	754	879	1,140	1,482	2,392	2,796	3,098
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.374	$18.402	$14.825	$14.027	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640
Accumulation Unit Value at end of period	$21.144	$16.374	$18.402	$14.825	$14.027	$14.439	$13.882	$11.506	$9.940	$10.611
Number of Accumulation Units outstanding at end of period (in thousands)	26	32	34	38	48	87	144	169	185	185
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.167	$18.187	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604
Accumulation Unit Value at end of period	$20.855	$16.167	$18.187	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561
Number of Accumulation Units outstanding at end of period (in thousands)	121	141	157	174	204	245	305	364	462	522
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.064	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586
Accumulation Unit Value at end of period	$20.712	$16.064	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536
Number of Accumulation Units outstanding at end of period (in thousands)	316	371	456	539	624	706	870	1,333	1,758	2,202
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.760	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533
Accumulation Unit Value at end of period	$20.290	$15.760	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461
Number of Accumulation Units outstanding at end of period (in thousands)	149	185	240	288	390	489	682	943	1,222	1,730
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.760	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533
Accumulation Unit Value at end of period	$20.290	$15.760	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461
Number of Accumulation Units outstanding at end of period (in thousands)	149	185	240	288	390	489	682	943	1,222	1,730
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.462	$17.455	$14.126	$13.425	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479
Accumulation Unit Value at end of period	$19.876	$15.462	$17.455	$14.126	$13.425	$13.882	$13.407	$11.162	$9.687	$10.387
Number of Accumulation Units outstanding at end of period (in thousands)	105	123	134	142	160	198	270	403	523	638
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.266	$17.252	$13.975	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444
Accumulation Unit Value at end of period	$19.604	$15.266	$17.252	$13.975	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338
Number of Accumulation Units outstanding at end of period (in thousands)	122	151	161	158	181	169	180	138	169	111
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.169	$17.151	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426
Accumulation Unit Value at end of period	$19.470	$15.169	$17.151	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313
Number of Accumulation Units outstanding at end of period (in thousands)	41	42	60	77	82	106	138	175	274	336
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339
Accumulation Unit Value at end of period	$18.813	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	50	54	73	91	85	79	81	94

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.558	$31.824	$24.535	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196
Accumulation Unit Value at end of period	$38.115	$28.558	$31.824	$24.535	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753
Number of Accumulation Units outstanding at end of period (in thousands)	209	250	292	351	425	529	695	953	1,086	1,202
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.859	$31.108	$24.031	$24.256	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093
Accumulation Unit Value at end of period	$37.107	$27.859	$31.108	$24.031	$24.256	$23.036	$22.867	$17.979	$14.898	$16.607
Number of Accumulation Units outstanding at end of period (in thousands)	30	33	35	36	41	53	63	92	103	138
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.321	$30.537	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935
Accumulation Unit Value at end of period	$36.354	$27.321	$30.537	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417
Number of Accumulation Units outstanding at end of period (in thousands)	97	105	125	140	151	185	220	301	388	496
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.129	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602
Accumulation Unit Value at end of period	$28.101	$21.129	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747
Number of Accumulation Units outstanding at end of period (in thousands)	237	273	320	358	431	486	573	823	968	1,158
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.558	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443
Accumulation Unit Value at end of period	$27.301	$20.558	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552
Number of Accumulation Units outstanding at end of period (in thousands)	91	105	154	206	265	312	431	635	848	1,159
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.558	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443
Accumulation Unit Value at end of period	$27.301	$20.558	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552
Number of Accumulation Units outstanding at end of period (in thousands)	91	105	154	206	265	312	431	635	848	1,159
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.609	$28.724	$22.289	$22.599	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447
Accumulation Unit Value at end of period	$33.957	$25.609	$28.724	$22.289	$22.599	$21.560	$21.498	$16.979	$14.133	$15.825
Number of Accumulation Units outstanding at end of period (in thousands)	55	63	81	95	107	132	169	248	318	402
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.377	$28.493	$22.132	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446
Accumulation Unit Value at end of period	$33.616	$25.377	$28.493	$22.132	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808
Number of Accumulation Units outstanding at end of period (in thousands)	85	171	99	95	221	119	141	152	149	132
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.986	$28.067	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287
Accumulation Unit Value at end of period	$33.081	$24.986	$28.067	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626
Number of Accumulation Units outstanding at end of period (in thousands)	71	95	106	110	129	137	175	236	266	325
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952
Accumulation Unit Value at end of period	$24.733	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	80	91	89	90	95	96	123	114	119	106

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.297	$30.931	$24.903	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449
Accumulation Unit Value at end of period	$35.419	$27.297	$30.931	$24.903	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073
Number of Accumulation Units outstanding at end of period (in thousands)	152	175	201	247	295	379	516	593	699	839
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.039	$31.835	$25.682	$25.547	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248
Accumulation Unit Value at end of period	$36.309	$28.039	$31.835	$25.682	$25.547	$25.877	$25.735	$20.375	$17.510	$21.995
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	24	26	29	35	48	64	74	109
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.497	$31.251	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057
Accumulation Unit Value at end of period	$35.572	$27.497	$31.251	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743
Number of Accumulation Units outstanding at end of period (in thousands)	57	65	78	85	94	113	132	184	222	277
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.228	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344
Accumulation Unit Value at end of period	$26.155	$20.228	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060
Number of Accumulation Units outstanding at end of period (in thousands)	139	164	188	227	288	342	423	448	557	801
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.682	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160
Accumulation Unit Value at end of period	$25.411	$19.682	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815
Number of Accumulation Units outstanding at end of period (in thousands)	76	85	106	148	199	258	371	531	709	987
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.682	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160
Accumulation Unit Value at end of period	$25.411	$19.682	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815
Number of Accumulation Units outstanding at end of period (in thousands)	76	85	106	148	199	258	371	531	709	987
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.774	$29.395	$23.821	$23.802	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467
Accumulation Unit Value at end of period	$33.226	$25.774	$29.395	$23.821	$23.802	$24.219	$24.195	$19.242	$16.611	$20.959
Number of Accumulation Units outstanding at end of period (in thousands)	63	72	82	83	102	119	142	176	228	318
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.541	$29.159	$23.652	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466
Accumulation Unit Value at end of period	$32.893	$25.541	$29.159	$23.652	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937
Number of Accumulation Units outstanding at end of period (in thousands)	65	68	77	74	88	97	102	106	112	92
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.147	$28.723	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274
Accumulation Unit Value at end of period	$32.369	$25.147	$28.723	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696
Number of Accumulation Units outstanding at end of period (in thousands)	55	68	77	88	97	111	156	228	280	352
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596
Accumulation Unit Value at end of period	$23.020	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054
Number of Accumulation Units outstanding at end of period (in thousands)	50	58	59	79	92	99	108	79	98	79

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.596	$32.105	$25.365	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603
Accumulation Unit Value at end of period	$40.765	$31.596	$32.105	$25.365	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757
Number of Accumulation Units outstanding at end of period (in thousands)	1,796	2,090	2,434	2,845	3,436	4,485	5,898	8,760	10,178	11,618
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$29.470	$30.004	$23.753	$22.033	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968
Accumulation Unit Value at end of period	$37.946	$29.470	$30.004	$23.753	$22.033	$20.941	$19.601	$15.301	$13.181	$13.986
Number of Accumulation Units outstanding at end of period (in thousands)	196	232	271	318	387	442	645	945	1,101	1,283
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$28.900	$29.454	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843
Accumulation Unit Value at end of period	$37.176	$28.900	$29.454	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826
Number of Accumulation Units outstanding at end of period (in thousands)	722	809	949	1,089	1,227	1,552	1,942	2,509	3,124	3,760
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.023	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242
Accumulation Unit Value at end of period	$25.744	$20.023	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617
Number of Accumulation Units outstanding at end of period (in thousands)	1,606	1,870	2,220	2,661	3,187	3,880	5,007	7,005	8,902	11,826
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.482	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129
Accumulation Unit Value at end of period	$25.011	$19.482	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470
Number of Accumulation Units outstanding at end of period (in thousands)	1,484	1,826	2,204	2,844	3,519	4,609	6,343	9,180	12,632	15,861
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.482	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129
Accumulation Unit Value at end of period	$25.011	$19.482	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470
Number of Accumulation Units outstanding at end of period (in thousands)	1,484	1,826	2,204	2,844	3,519	4,609	6,343	9,180	12,632	15,861
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.089	$27.705	$22.031	$20.529	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456
Accumulation Unit Value at end of period	$34.724	$27.089	$27.705	$22.031	$20.529	$19.599	$18.427	$14.450	$12.504	$13.327
Number of Accumulation Units outstanding at end of period (in thousands)	606	699	821	933	1,093	1,263	1,533	2,068	2,822	3,820
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.844	$27.482	$21.876	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455
Accumulation Unit Value at end of period	$34.376	$26.844	$27.482	$21.876	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313
Number of Accumulation Units outstanding at end of period (in thousands)	742	819	910	968	1,079	1,188	1,168	1,122	1,152	873
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.430	$27.071	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329
Accumulation Unit Value at end of period	$33.828	$26.430	$27.071	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160
Number of Accumulation Units outstanding at end of period (in thousands)	589	692	776	967	1,148	1,356	1,700	2,425	3,082	3,843
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780
Accumulation Unit Value at end of period	$22.657	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015
Number of Accumulation Units outstanding at end of period (in thousands)	567	652	708	786	875	991	1,087	1,027	1,143	1,099

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.514	$30.460	$25.227	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911
Accumulation Unit Value at end of period	$36.729	$29.514	$30.460	$25.227	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194
Number of Accumulation Units outstanding at end of period (in thousands)	1,659	1,922	2,276	2,667	3,184	4,139	5,537	8,158	9,685	10,835
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.438	$26.306	$21.830	$19.881	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330
Accumulation Unit Value at end of period	$31.593	$25.438	$26.306	$21.830	$19.881	$19.902	$18.270	$13.899	$12.015	$12.431
Number of Accumulation Units outstanding at end of period (in thousands)	187	220	262	320	392	467	663	920	1,150	1,335
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$24.947	$25.823	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212
Accumulation Unit Value at end of period	$30.952	$24.947	$25.823	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289
Number of Accumulation Units outstanding at end of period (in thousands)	710	813	921	1,069	1,195	1,498	1,910	2,513	3,189	3,772
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.119	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340
Accumulation Unit Value at end of period	$31.151	$25.119	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423
Number of Accumulation Units outstanding at end of period (in thousands)	1,078	1,242	1,473	1,737	2,083	2,556	3,284	4,680	5,874	7,413
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.441	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184
Accumulation Unit Value at end of period	$30.264	$24.441	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233
Number of Accumulation Units outstanding at end of period (in thousands)	997	1,228	1,533	1,940	2,462	3,211	4,424	6,449	9,049	11,477
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.441	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184
Accumulation Unit Value at end of period	$30.264	$24.441	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233
Number of Accumulation Units outstanding at end of period (in thousands)	997	1,228	1,533	1,940	2,462	3,211	4,424	6,449	9,049	11,477
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.383	$24.290	$20.248	$18.523	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845
Accumulation Unit Value at end of period	$28.911	$23.383	$24.290	$20.248	$18.523	$18.627	$17.176	$13.126	$11.398	$11.845
Number of Accumulation Units outstanding at end of period (in thousands)	624	707	826	938	1,062	1,265	1,580	2,125	2,811	3,730
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.172	$24.094	$20.105	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844
Accumulation Unit Value at end of period	$28.621	$23.172	$24.094	$20.105	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833
Number of Accumulation Units outstanding at end of period (in thousands)	744	799	882	970	1,049	1,155	1,145	1,089	1,235	841
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.815	$23.735	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725
Accumulation Unit Value at end of period	$28.165	$22.815	$23.735	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697
Number of Accumulation Units outstanding at end of period (in thousands)	646	744	882	1,028	1,179	1,474	1,865	2,465	3,183	3,950
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704
Accumulation Unit Value at end of period	$27.417	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645
Number of Accumulation Units outstanding at end of period (in thousands)	412	464	512	558	625	658	739	724	744	652

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.248	$22.459	$17.227	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872
Accumulation Unit Value at end of period	$23.335	$19.248	$22.459	$17.227	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734
Number of Accumulation Units outstanding at end of period (in thousands)	674	789	870	1,050	1,228	1,572	1,986	2,618	3,099	3,461
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.606	$22.923	$17.618	$17.282	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423
Accumulation Unit Value at end of period	$23.722	$19.606	$22.923	$17.618	$17.282	$18.385	$19.181	$16.015	$13.795	$16.285
Number of Accumulation Units outstanding at end of period (in thousands)	59	65	80	90	120	152	185	262	328	404
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.227	$22.503	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262
Accumulation Unit Value at end of period	$23.241	$19.227	$22.503	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099
Number of Accumulation Units outstanding at end of period (in thousands)	213	246	261	300	335	393	498	739	906	1,041
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.604	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644
Accumulation Unit Value at end of period	$17.643	$14.604	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276
Number of Accumulation Units outstanding at end of period (in thousands)	436	531	628	703	844	1,001	1,243	1,497	1,819	2,259
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.209	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484
Accumulation Unit Value at end of period	$17.141	$14.209	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089
Number of Accumulation Units outstanding at end of period (in thousands)	387	511	597	762	937	1,195	1,557	2,157	2,853	3,509
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.209	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484
Accumulation Unit Value at end of period	$17.141	$14.209	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089
Number of Accumulation Units outstanding at end of period (in thousands)	387	511	597	762	937	1,195	1,557	2,157	2,853	3,509
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.022	$21.166	$16.341	$16.102	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764
Accumulation Unit Value at end of period	$21.708	$18.022	$21.166	$16.341	$16.102	$17.206	$18.033	$15.124	$13.086	$15.518
Number of Accumulation Units outstanding at end of period (in thousands)	163	187	203	231	258	304	351	496	640	810
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.859	$20.996	$16.225	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762
Accumulation Unit Value at end of period	$21.490	$17.859	$20.996	$16.225	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501
Number of Accumulation Units outstanding at end of period (in thousands)	200	216	250	258	281	313	291	302	329	252
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.584	$20.683	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600
Accumulation Unit Value at end of period	$21.148	$17.584	$20.683	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324
Number of Accumulation Units outstanding at end of period (in thousands)	130	146	164	223	254	329	423	631	793	937
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992
Accumulation Unit Value at end of period	$15.528	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	113	135	148	154	166	186	201	195	216	182

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.449	$37.083	$29.037	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527
Accumulation Unit Value at end of period	$40.071	$31.449	$37.083	$29.037	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687
Number of Accumulation Units outstanding at end of period (in thousands)	120	139	160	194	235	286	378	552	639	775
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.746	$33.963	$26.647	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757
Accumulation Unit Value at end of period	$36.553	$28.746	$33.963	$26.647	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573
Number of Accumulation Units outstanding at end of period (in thousands)	14	12	15	18	26	38	48	66	68	90
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$28.190	$33.340	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509
Accumulation Unit Value at end of period	$35.811	$28.190	$33.340	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	41	44	58	80	99	147	186	220
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.467	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171
Accumulation Unit Value at end of period	$33.605	$26.467	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694
Number of Accumulation Units outstanding at end of period (in thousands)	107	132	166	174	200	257	306	393	507	699
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.753	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866
Accumulation Unit Value at end of period	$32.649	$25.753	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302
Number of Accumulation Units outstanding at end of period (in thousands)	61	96	124	148	175	215	299	375	552	766
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.753	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866
Accumulation Unit Value at end of period	$32.649	$25.753	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302
Number of Accumulation Units outstanding at end of period (in thousands)	61	96	124	148	175	215	299	375	552	766
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.424	$31.360	$24.716	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740
Accumulation Unit Value at end of period	$33.449	$26.424	$31.360	$24.716	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275
Number of Accumulation Units outstanding at end of period (in thousands)	42	53	60	61	77	99	111	162	215	303
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.185	$31.108	$24.541	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739
Accumulation Unit Value at end of period	$33.114	$26.185	$31.108	$24.541	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	47	42	52	67	67	83	100	88
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.781	$30.643	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489
Accumulation Unit Value at end of period	$32.587	$25.781	$30.643	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945
Number of Accumulation Units outstanding at end of period (in thousands)	36	42	46	55	67	77	109	158	195	239
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929
Accumulation Unit Value at end of period	$29.577	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085
Number of Accumulation Units outstanding at end of period (in thousands)	34	40	44	48	59	74	78	71	68	70

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.281	$20.914	$16.700	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272
Accumulation Unit Value at end of period	$27.539	$21.281	$20.914	$16.700	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775
Number of Accumulation Units outstanding at end of period (in thousands)	88	107	108	127	142	177	220	384	415	435
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.700	$20.384	$16.309	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173
Accumulation Unit Value at end of period	$26.734	$20.700	$20.384	$16.309	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	10	11	12	16	26	33	36	45
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.416	$20.124	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124
Accumulation Unit Value at end of period	$26.340	$20.416	$20.124	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	23	24	40	45	48	61	75	83
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.275	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099
Accumulation Unit Value at end of period	$26.145	$20.275	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537
Number of Accumulation Units outstanding at end of period (in thousands)	49	63	69	85	92	118	148	198	231	309
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.858	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026
Accumulation Unit Value at end of period	$25.570	$19.858	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437
Number of Accumulation Units outstanding at end of period (in thousands)	41	55	61	70	87	122	174	269	361	395
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.858	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026
Accumulation Unit Value at end of period	$25.570	$19.858	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437
Number of Accumulation Units outstanding at end of period (in thousands)	41	55	61	70	87	122	174	269	361	395
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.451	$19.240	$15.463	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954
Accumulation Unit Value at end of period	$25.007	$19.451	$19.240	$15.463	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337
Number of Accumulation Units outstanding at end of period (in thousands)	16	13	15	18	23	25	31	35	48	111
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.183	$18.995	$15.281	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906
Accumulation Unit Value at end of period	$24.639	$19.183	$18.995	$15.281	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271
Number of Accumulation Units outstanding at end of period (in thousands)	27	25	25	25	30	26	27	23	24	7
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.051	$18.873	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882
Accumulation Unit Value at end of period	$24.457	$19.051	$18.873	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238
Number of Accumulation Units outstanding at end of period (in thousands)	8	19	17	24	27	33	30	47	68	136
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763
Accumulation Unit Value at end of period	$23.566	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	12	7	13	17	20	21	20	12

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.900	$24.255	$22.417	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008
Accumulation Unit Value at end of period	$26.221	$22.900	$24.255	$22.417	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683
Number of Accumulation Units outstanding at end of period (in thousands)	2,394	2,802	3,320	3,827	4,643	6,058	8,033	12,649	14,851	16,884
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.138	$23.495	$21.758	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772
Accumulation Unit Value at end of period	$25.298	$22.138	$23.495	$21.758	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388
Number of Accumulation Units outstanding at end of period (in thousands)	242	266	303	358	463	558	797	1,016	1,307	1,497
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.772	$23.130	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659
Accumulation Unit Value at end of period	$24.855	$21.772	$23.130	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247
Number of Accumulation Units outstanding at end of period (in thousands)	593	647	731	804	917	1,262	1,649	2,048	2,433	2,701
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.592	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603
Accumulation Unit Value at end of period	$24.637	$21.592	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176
Number of Accumulation Units outstanding at end of period (in thousands)	1,299	1,548	1,788	2,072	2,472	3,034	3,644	5,168	6,377	8,173
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.058	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436
Accumulation Unit Value at end of period	$23.992	$21.058	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967
Number of Accumulation Units outstanding at end of period (in thousands)	1,355	1,686	2,137	2,782	3,533	4,654	6,349	8,745	11,817	14,612
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.058	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436
Accumulation Unit Value at end of period	$23.992	$21.058	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967
Number of Accumulation Units outstanding at end of period (in thousands)	1,355	1,686	2,137	2,782	3,533	4,654	6,349	8,745	11,817	14,612
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.538	$21.896	$20.368	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271
Accumulation Unit Value at end of period	$23.365	$20.538	$21.896	$20.368	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761
Number of Accumulation Units outstanding at end of period (in thousands)	394	469	533	614	732	867	1,049	1,433	1,907	2,351
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.217	$21.574	$20.089	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174
Accumulation Unit Value at end of period	$22.976	$20.217	$21.574	$20.089	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639
Number of Accumulation Units outstanding at end of period (in thousands)	842	929	1,015	1,126	1,201	1,274	1,269	1,104	1,019	596
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.039	$21.395	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113
Accumulation Unit Value at end of period	$22.762	$20.039	$21.395	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563
Number of Accumulation Units outstanding at end of period (in thousands)	317	384	470	551	643	798	1,070	1,472	1,942	2,313
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852
Accumulation Unit Value at end of period	$21.790	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237
Number of Accumulation Units outstanding at end of period (in thousands)	246	284	309	343	371	425	413	362	397	321

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.661	$22.282	$17.630	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455
Accumulation Unit Value at end of period	$28.760	$21.661	$22.282	$17.630	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510
Number of Accumulation Units outstanding at end of period (in thousands)	157	179	208	225	297	345	469	680	785	904
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.940	$21.584	$17.111	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291
Accumulation Unit Value at end of period	$27.747	$20.940	$21.584	$17.111	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	34	34	45	52	84	104	130	138
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.594	$21.248	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212
Accumulation Unit Value at end of period	$27.261	$20.594	$21.248	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209
Number of Accumulation Units outstanding at end of period (in thousands)	40	50	59	76	93	102	137	169	210	239
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.423	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173
Accumulation Unit Value at end of period	$27.021	$20.423	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161
Number of Accumulation Units outstanding at end of period (in thousands)	111	134	156	171	190	263	291	390	508	692
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.918	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057
Accumulation Unit Value at end of period	$26.314	$19.918	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016
Number of Accumulation Units outstanding at end of period (in thousands)	85	107	136	174	220	299	375	587	808	1,083
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.918	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057
Accumulation Unit Value at end of period	$26.314	$19.918	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016
Number of Accumulation Units outstanding at end of period (in thousands)	85	107	136	174	220	299	375	587	808	1,083
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.426	$20.114	$16.018	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941
Accumulation Unit Value at end of period	$25.626	$19.426	$20.114	$16.018	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874
Number of Accumulation Units outstanding at end of period (in thousands)	37	43	53	52	71	87	102	147	212	301
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.122	$19.819	$15.799	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874
Accumulation Unit Value at end of period	$25.199	$19.122	$19.819	$15.799	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790
Number of Accumulation Units outstanding at end of period (in thousands)	169	188	83	93	108	120	126	133	177	140
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.954	$19.654	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831
Accumulation Unit Value at end of period	$24.965	$18.954	$19.654	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738
Number of Accumulation Units outstanding at end of period (in thousands)	44	50	68	83	120	132	172	247	357	441
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649
Accumulation Unit Value at end of period	$23.898	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513
Number of Accumulation Units outstanding at end of period (in thousands)	56	53	58	68	76	79	98	87	95	69

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.256	$33.400	$31.174	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081
Accumulation Unit Value at end of period	$35.897	$29.256	$33.400	$31.174	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077
Number of Accumulation Units outstanding at end of period (in thousands)	220	257	326	376	443	589	777	1,245	1,485	1,710
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.353	$32.434	$30.333	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828
Accumulation Unit Value at end of period	$34.720	$28.353	$32.434	$30.333	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756
Number of Accumulation Units outstanding at end of period (in thousands)	32	35	40	43	49	68	79	103	123	138
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.912	$31.962	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703
Accumulation Unit Value at end of period	$34.146	$27.912	$31.962	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	67	87	100	121	141	189	245	269
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.694	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641
Accumulation Unit Value at end of period	$33.862	$27.694	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518
Number of Accumulation Units outstanding at end of period (in thousands)	195	253	315	362	445	525	673	900	1,084	1,349
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.051	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455
Accumulation Unit Value at end of period	$33.026	$27.051	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284
Number of Accumulation Units outstanding at end of period (in thousands)	110	137	163	206	259	360	474	732	1,014	1,245
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.051	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455
Accumulation Unit Value at end of period	$33.026	$27.051	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284
Number of Accumulation Units outstanding at end of period (in thousands)	110	137	163	206	259	360	474	732	1,014	1,245
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.423	$30.363	$28.523	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272
Accumulation Unit Value at end of period	$32.211	$26.423	$30.363	$28.523	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052
Number of Accumulation Units outstanding at end of period (in thousands)	42	53	61	70	88	107	124	161	233	296
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.012	$29.920	$28.136	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150
Accumulation Unit Value at end of period	$31.678	$26.012	$29.920	$28.136	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898
Number of Accumulation Units outstanding at end of period (in thousands)	68	76	76	80	102	120	127	162	130	103
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.809	$29.702	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090
Accumulation Unit Value at end of period	$31.415	$25.809	$29.702	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822
Number of Accumulation Units outstanding at end of period (in thousands)	33	43	54	63	78	91	168	246	327	431
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790
Accumulation Unit Value at end of period	$30.133	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446
Number of Accumulation Units outstanding at end of period (in thousands)	55	65	69	82	97	105	107	83	110	97

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.520	$28.446	$26.611	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349
Accumulation Unit Value at end of period	$30.861	$25.520	$28.446	$26.611	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838
Number of Accumulation Units outstanding at end of period (in thousands)	1,119	1,312	1,534	1,762	2,123	2,730	3,657	4,982	6,172	7,237
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.147	$24.736	$23.187	$20.291	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562
Accumulation Unit Value at end of period	$26.729	$22.147	$24.736	$23.187	$20.291	$21.678	$20.553	$16.274	$14.468	$14.849
Number of Accumulation Units outstanding at end of period (in thousands)	121	136	172	194	238	290	413	553	729	894
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.720	$24.283	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420
Accumulation Unit Value at end of period	$26.186	$21.720	$24.283	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679
Number of Accumulation Units outstanding at end of period (in thousands)	270	300	354	391	449	542	679	853	1,083	1,287
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.716	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858
Accumulation Unit Value at end of period	$24.964	$20.716	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057
Number of Accumulation Units outstanding at end of period (in thousands)	673	798	934	1,103	1,347	1,610	2,040	2,716	3,354	4,424
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.157	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681
Accumulation Unit Value at end of period	$24.254	$20.157	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842
Number of Accumulation Units outstanding at end of period (in thousands)	677	821	1,047	1,378	1,740	2,338	3,206	4,521	6,170	7,770
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.157	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681
Accumulation Unit Value at end of period	$24.254	$20.157	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842
Number of Accumulation Units outstanding at end of period (in thousands)	677	821	1,047	1,378	1,740	2,338	3,206	4,521	6,170	7,770
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.358	$22.841	$21.507	$18.905	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982
Accumulation Unit Value at end of period	$24.460	$20.358	$22.841	$21.507	$18.905	$20.289	$19.323	$15.369	$13.725	$14.150
Number of Accumulation Units outstanding at end of period (in thousands)	207	248	286	326	393	495	608	753	1,061	1,371
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.174	$22.656	$21.355	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981
Accumulation Unit Value at end of period	$24.214	$20.174	$22.656	$21.355	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134
Number of Accumulation Units outstanding at end of period (in thousands)	354	386	427	483	555	589	586	467	468	336
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.863	$22.318	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838
Accumulation Unit Value at end of period	$23.829	$19.863	$22.318	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972
Number of Accumulation Units outstanding at end of period (in thousands)	214	250	303	358	435	512	680	931	1,194	1,470
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138
Accumulation Unit Value at end of period	$21.972	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176
Number of Accumulation Units outstanding at end of period (in thousands)	138	160	176	184	204	232	229	218	246	239

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.580	$30.517	$25.657	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493
Accumulation Unit Value at end of period	$36.439	$28.580	$30.517	$25.657	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870
Number of Accumulation Units outstanding at end of period (in thousands)	1,091	1,317	1,564	1,801	2,129	2,754	3,645	5,209	5,929	6,501
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.698	$29.635	$24.965	$21.850	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327
Accumulation Unit Value at end of period	$35.244	$27.698	$29.635	$24.965	$21.850	$23.031	$21.515	$16.848	$15.283	$14.644
Number of Accumulation Units outstanding at end of period (in thousands)	70	83	93	102	123	151	251	348	451	500
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.268	$29.203	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245
Accumulation Unit Value at end of period	$34.662	$27.268	$29.203	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532
Number of Accumulation Units outstanding at end of period (in thousands)	221	260	307	364	413	553	737	898	1,045	1,144
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.055	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205
Accumulation Unit Value at end of period	$34.374	$27.055	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476
Number of Accumulation Units outstanding at end of period (in thousands)	550	669	791	939	1,100	1,336	1,678	2,107	2,505	2,989
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.426	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083
Accumulation Unit Value at end of period	$33.525	$26.426	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311
Number of Accumulation Units outstanding at end of period (in thousands)	502	622	770	957	1,203	1,602	2,241	3,070	4,079	4,961
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.426	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083
Accumulation Unit Value at end of period	$33.525	$26.426	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311
Number of Accumulation Units outstanding at end of period (in thousands)	502	622	770	957	1,203	1,602	2,241	3,070	4,079	4,961
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.812	$27.742	$23.476	$20.639	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963
Accumulation Unit Value at end of period	$32.697	$25.812	$27.742	$23.476	$20.639	$21.853	$20.506	$16.131	$14.698	$14.147
Number of Accumulation Units outstanding at end of period (in thousands)	200	235	266	311	367	432	514	622	764	863
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.411	$27.338	$23.157	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883
Accumulation Unit Value at end of period	$32.157	$25.411	$27.338	$23.157	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039
Number of Accumulation Units outstanding at end of period (in thousands)	332	376	517	568	484	563	509	408	370	196
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.212	$27.138	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844
Accumulation Unit Value at end of period	$31.890	$25.212	$27.138	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985
Number of Accumulation Units outstanding at end of period (in thousands)	145	168	186	241	275	345	435	646	856	1,018
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648
Accumulation Unit Value at end of period	$30.588	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719
Number of Accumulation Units outstanding at end of period (in thousands)	114	133	146	161	173	179	185	185	164	125

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.055	$18.679	$17.110	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792
Accumulation Unit Value at end of period	$20.013	$16.055	$18.679	$17.110	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857
Number of Accumulation Units outstanding at end of period (in thousands)	63	79	87	117	133	200	264	227	243	254
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.697	$18.298	$16.795	$13.102	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756
Accumulation Unit Value at end of period	$19.528	$15.697	$18.298	$16.795	$13.102	$14.368	$14.510	$10.817	$9.279	$9.793
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	11	12	14	22	20	39	38
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.521	$18.111	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739
Accumulation Unit Value at end of period	$19.289	$15.521	$18.111	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761
Number of Accumulation Units outstanding at end of period (in thousands)	18	26	30	33	41	53	72	53	81	75
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.433	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730
Accumulation Unit Value at end of period	$19.171	$15.433	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745
Number of Accumulation Units outstanding at end of period (in thousands)	69	80	112	130	117	136	155	127	155	178
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.174	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703
Accumulation Unit Value at end of period	$18.821	$15.174	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	45	59	57	76	132	172	231	289
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.174	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703
Accumulation Unit Value at end of period	$18.821	$15.174	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	45	59	57	76	132	172	231	289
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.920	$17.471	$16.108	$12.623	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677
Accumulation Unit Value at end of period	$18.477	$14.920	$17.471	$16.108	$12.623	$13.905	$14.105	$10.563	$9.102	$9.649
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	26	43	35	40	85	93	113	82
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.752	$17.292	$15.959	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660
Accumulation Unit Value at end of period	$18.252	$14.752	$17.292	$15.959	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617
Number of Accumulation Units outstanding at end of period (in thousands)	29	28	29	40	45	48	49	45	26	60
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.669	$17.204	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651
Accumulation Unit Value at end of period	$18.140	$14.669	$17.204	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	15	19	16	21	30	61	105	121
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607
Accumulation Unit Value at end of period	$17.592	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	24	50	46	59	56	27	25	15

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.542	$25.216	$21.054	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415
Accumulation Unit Value at end of period	$30.527	$23.542	$25.216	$21.054	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374
Number of Accumulation Units outstanding at end of period (in thousands)	220	277	324	377	432	544	745	832	985	1,110
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.804	$25.549	$21.374	$20.839	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752
Accumulation Unit Value at end of period	$30.806	$23.804	$25.549	$21.374	$20.839	$21.742	$20.546	$15.104	$13.838	$14.768
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	19	24	27	35	47	69	81	86
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.344	$25.080	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629
Accumulation Unit Value at end of period	$30.181	$23.344	$25.080	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599
Number of Accumulation Units outstanding at end of period (in thousands)	70	79	89	97	117	162	208	254	343	455
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.461	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736
Accumulation Unit Value at end of period	$17.394	$13.461	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452
Number of Accumulation Units outstanding at end of period (in thousands)	335	372	443	526	601	718	888	1,030	1,290	1,653
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.097	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643
Accumulation Unit Value at end of period	$16.899	$13.097	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	165	201	244	301	358	494	658	1,001	1,339	1,856
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.097	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643
Accumulation Unit Value at end of period	$16.899	$13.097	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	165	201	244	301	358	494	658	1,001	1,339	1,856
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.881	$23.590	$19.825	$19.415	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249
Accumulation Unit Value at end of period	$28.190	$21.881	$23.590	$19.825	$19.415	$20.348	$19.316	$14.264	$13.127	$14.073
Number of Accumulation Units outstanding at end of period (in thousands)	81	98	111	126	147	167	207	272	388	480
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.683	$23.400	$19.685	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248
Accumulation Unit Value at end of period	$27.907	$21.683	$23.400	$19.685	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058
Number of Accumulation Units outstanding at end of period (in thousands)	99	109	118	109	131	207	190	157	140	98
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.349	$23.051	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125
Accumulation Unit Value at end of period	$27.463	$21.349	$23.051	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896
Number of Accumulation Units outstanding at end of period (in thousands)	81	101	116	149	171	188	232	316	384	458
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358
Accumulation Unit Value at end of period	$15.309	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922
Number of Accumulation Units outstanding at end of period (in thousands)	128	152	173	163	194	200	203	228	238	275

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.699	$24.490	$23.700	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265
Accumulation Unit Value at end of period	$25.347	$23.699	$24.490	$23.700	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040
Number of Accumulation Units outstanding at end of period (in thousands)	579	673	755	858	1,035	1,330	1,683	2,284	2,462	2,665
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.312	$23.102	$22.402	$21.017	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508
Accumulation Unit Value at end of period	$23.815	$22.312	$23.102	$22.402	$21.017	$22.147	$22.026	$21.609	$19.401	$19.171
Number of Accumulation Units outstanding at end of period (in thousands)	50	54	62	70	82	103	148	199	254	272
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.881	$22.679	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325
Accumulation Unit Value at end of period	$23.332	$21.881	$22.679	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952
Number of Accumulation Units outstanding at end of period (in thousands)	169	196	222	234	274	370	462	611	722	814
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.895	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619
Accumulation Unit Value at end of period	$22.269	$20.895	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170
Number of Accumulation Units outstanding at end of period (in thousands)	404	462	526	583	701	858	1,041	1,468	1,617	2,028
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.331	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390
Accumulation Unit Value at end of period	$21.636	$20.331	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893
Number of Accumulation Units outstanding at end of period (in thousands)	241	300	372	461	582	777	1,175	1,736	2,107	2,581
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.331	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390
Accumulation Unit Value at end of period	$21.636	$20.331	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893
Number of Accumulation Units outstanding at end of period (in thousands)	241	300	372	461	582	777	1,175	1,736	2,107	2,581
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.510	$21.332	$20.779	$19.583	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759
Accumulation Unit Value at end of period	$21.794	$20.510	$21.332	$20.779	$19.583	$20.728	$20.708	$20.407	$18.405	$18.269
Number of Accumulation Units outstanding at end of period (in thousands)	124	138	153	167	193	271	337	433	633	864
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.324	$21.160	$20.632	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758
Accumulation Unit Value at end of period	$21.575	$20.324	$21.160	$20.632	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249
Number of Accumulation Units outstanding at end of period (in thousands)	214	233	285	265	286	362	378	378	361	233
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.011	$20.845	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574
Accumulation Unit Value at end of period	$21.232	$20.011	$20.845	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040
Number of Accumulation Units outstanding at end of period (in thousands)	116	138	178	208	258	323	430	655	824	1,023
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688
Accumulation Unit Value at end of period	$19.600	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033
Number of Accumulation Units outstanding at end of period (in thousands)	181	209	244	265	292	333	347	245	308	322

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.069	$1.067	$1.070	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162
Accumulation Unit Value at end of period	$1.084	$1.069	$1.067	$1.070	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	6,884	7,279	8,219	8,785	10,247	13,289	17,307	28,705	32,805	32,340
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.034	$1.034	$1.039	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145
Accumulation Unit Value at end of period	$1.046	$1.034	$1.034	$1.039	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127
Number of Accumulation Units outstanding at end of period (in thousands)	1,040	1,082	1,144	1,111	1,352	2,200	2,601	4,111	4,084	4,083
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.014	$1.015	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133
Accumulation Unit Value at end of period	$1.025	$1.014	$1.015	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114
Number of Accumulation Units outstanding at end of period (in thousands)	2,161	2,581	2,621	2,767	3,216	3,912	7,147	11,972	17,209	15,611
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.957	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074
Accumulation Unit Value at end of period	$0.967	$0.957	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056
Number of Accumulation Units outstanding at end of period (in thousands)	4,236	4,862	5,717	5,900	7,107	9,089	12,718	24,333	33,496	34,177
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.931	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059
Accumulation Unit Value at end of period	$0.940	$0.931	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040
Number of Accumulation Units outstanding at end of period (in thousands)	4,601	5,218	6,132	7,887	9,047	13,309	16,548	29,110	31,145	44,172
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.931	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059
Accumulation Unit Value at end of period	$0.940	$0.931	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040
Number of Accumulation Units outstanding at end of period (in thousands)	4,601	5,218	6,132	7,887	9,047	13,309	16,548	29,110	31,145	44,172
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.950	$0.954	$0.964	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096
Accumulation Unit Value at end of period	$0.958	$0.950	$0.954	$0.964	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074
Number of Accumulation Units outstanding at end of period (in thousands)	1,292	1,923	1,997	3,367	3,633	3,832	6,544	9,778	16,084	17,131
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096
Accumulation Unit Value at end of period	$0.948	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	2,106	2,450	2,001	2,143	1,976	2,390	2,993	3,108	3,260	2,255
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.927	$0.933	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084
Accumulation Unit Value at end of period	$0.933	$0.927	$0.933	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	2,189	2,117	2,309	2,692	3,038	4,027	6,045	8,966	15,720	16,183
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014
Accumulation Unit Value at end of period	$0.851	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990
Number of Accumulation Units outstanding at end of period (in thousands)	643	863	896	833	793	939	1,367	2,578	3,417	1,750

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.114	$20.102	$16.001	$15.858	$15.308	$14.308	$10.349	$9.223	$10.727	$—
Accumulation Unit Value at end of period	$25.789	$19.114	$20.102	$16.001	$15.858	$15.308	$14.308	$10.349	$9.223	$—
Number of Accumulation Units outstanding at end of period (in thousands)	85	94	104	124	142	169	221	291	159	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.818	$19.831	$15.816	$15.707	$15.192	$14.228	$10.312	$9.208	$10.724	$—
Accumulation Unit Value at end of period	$25.340	$18.818	$19.831	$15.816	$15.707	$15.192	$14.228	$10.312	$9.208	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	8	10	13	21	31	21	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.672	$19.697	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$10.723	$—
Accumulation Unit Value at end of period	$25.118	$18.672	$19.697	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	52	56	59	68	75	89	130	67	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.600	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$10.722	$—
Accumulation Unit Value at end of period	$25.008	$18.600	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	92	107	120	143	165	207	301	187	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.384	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$10.720	$—
Accumulation Unit Value at end of period	$24.681	$18.384	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	56	74	81	103	123	177	248	96	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.384	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$10.720	$—
Accumulation Unit Value at end of period	$24.681	$18.384	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	56	74	81	103	123	177	248	96	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.170	$19.234	$15.409	$15.372	$14.935	$14.051	$10.229	$9.176	$10.718	$—
Accumulation Unit Value at end of period	$24.357	$18.170	$19.234	$15.409	$15.372	$14.935	$14.051	$10.229	$9.176	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	56	66	74	82	95	112	158	86	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.029	$19.104	$15.320	$15.299	$14.879	$14.012	$10.210	$9.168	$10.717	$—
Accumulation Unit Value at end of period	$24.144	$18.029	$19.104	$15.320	$15.299	$14.879	$14.012	$10.210	$9.168	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	38	41	39	42	32	25	39	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.959	$19.040	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$10.716	$—
Accumulation Unit Value at end of period	$24.038	$17.959	$19.040	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	47	59	66	79	95	107	169	101	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713	$—
Accumulation Unit Value at end of period	$23.516	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	45	53	54	60	60	71	79	50	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.515	$23.865	$22.054	$19.401	$21.695	$20.086	$15.201	$13.160	$13.230	$10.975
Accumulation Unit Value at end of period	$25.242	$20.515	$23.865	$22.054	$19.401	$21.695	$20.086	$15.201	$13.160	$13.230
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	1	1
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.955	$23.260	$21.538	$18.985	$21.273	$19.734	$14.964	$12.981	$13.076	$10.869
Accumulation Unit Value at end of period	$24.504	$19.955	$23.260	$21.538	$18.985	$21.273	$19.734	$14.964	$12.981	$13.076
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.681	$22.963	$21.285	$18.780	$21.064	$19.561	$14.848	$12.893	$13.000	$10.817
Accumulation Unit Value at end of period	$24.143	$19.681	$22.963	$21.285	$18.780	$21.064	$19.561	$14.848	$12.893	$13.000
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.144	$22.381	$20.787	$18.378	$20.654	$19.218	$14.617	$12.718	$12.849	$10.713
Accumulation Unit Value at end of period	$23.437	$19.144	$22.381	$20.787	$18.378	$20.654	$19.218	$14.617	$12.718	$12.849
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.144	$22.381	$20.787	$18.378	$20.654	$19.218	$14.617	$12.718	$12.849	$10.713
Accumulation Unit Value at end of period	$23.437	$19.144	$22.381	$20.787	$18.378	$20.654	$19.218	$14.617	$12.718	$12.849
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.147	$29.473	$27.441	$24.322	$27.403	$25.562	$19.490	$17.000	$17.219	$14.392
Accumulation Unit Value at end of period	$30.709	$25.147	$29.473	$27.441	$24.322	$27.403	$25.562	$19.490	$17.000	$17.219
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.366	$21.536	$20.062	$17.790	$20.054	$18.715	$14.277	$12.460	$12.626	$10.558
Accumulation Unit Value at end of period	$22.417	$18.366	$21.536	$20.062	$17.790	$20.054	$18.715	$14.277	$12.460	$12.626
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345
Accumulation Unit Value at end of period	$29.705	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Comstock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.211	$30.317	$26.136	$22.644	$24.468	$22.731	$16.984	$14.476	$14.988	$13.131
Accumulation Unit Value at end of period	$32.310	$26.211	$30.317	$26.136	$22.644	$24.468	$22.731	$16.984	$14.476	$14.988
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	4	7	7	7	7
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.496	$29.549	$25.524	$22.159	$23.991	$22.333	$16.720	$14.279	$14.814	$13.005
Accumulation Unit Value at end of period	$31.365	$25.496	$29.549	$25.524	$22.159	$23.991	$22.333	$16.720	$14.279	$14.814
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.146	$29.172	$25.224	$21.920	$23.756	$22.137	$16.590	$14.182	$14.728	$12.942
Accumulation Unit Value at end of period	$30.904	$25.146	$29.172	$25.224	$21.920	$23.756	$22.137	$16.590	$14.182	$14.728
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.370	$28.328	$24.544	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504	$12.770
Accumulation Unit Value at end of period	$29.890	$24.370	$28.328	$24.544	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	6	6
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.370	$28.328	$24.544	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504	$12.770
Accumulation Unit Value at end of period	$29.890	$24.370	$28.328	$24.544	$21.371	$23.208	$21.669	$16.272	$13.938	$14.504
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	6	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.645	$28.720	$24.945	$21.775	$23.706	$22.190	$16.704	$14.344	$14.964	$13.208
Accumulation Unit Value at end of period	$30.153	$24.645	$28.720	$24.945	$21.775	$23.706	$22.190	$16.704	$14.344	$14.964
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.251	$27.109	$23.558	$20.574	$22.410	$20.987	$15.807	$13.580	$14.174	$12.517
Accumulation Unit Value at end of period	$28.433	$23.251	$27.109	$23.558	$20.574	$22.410	$20.987	$15.807	$13.580	$14.174
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.910	$27.948	$24.347	$21.317	$23.277	$21.854	$16.501	$14.212	$14.870	$13.165
Accumulation Unit Value at end of period	$29.166	$23.910	$27.948	$24.347	$21.317	$23.277	$21.854	$16.501	$14.212	$14.870
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.153	$20.308	$18.188	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039
Accumulation Unit Value at end of period	$23.098	$18.153	$20.308	$18.188	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932
Number of Accumulation Units outstanding at end of period (in thousands)	227	269	292	329	401	488	644	633	771	912
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.658	$19.793	$17.762	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933
Accumulation Unit Value at end of period	$22.422	$17.658	$19.793	$17.762	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	26	32	43	51	66	106	151	170
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.415	$19.541	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880
Accumulation Unit Value at end of period	$22.092	$17.415	$19.541	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725
Number of Accumulation Units outstanding at end of period (in thousands)	72	87	102	118	152	173	229	283	351	408
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.295	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854
Accumulation Unit Value at end of period	$21.929	$17.295	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691
Number of Accumulation Units outstanding at end of period (in thousands)	144	166	182	204	265	321	414	542	648	818
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.940	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775
Accumulation Unit Value at end of period	$21.446	$16.940	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589
Number of Accumulation Units outstanding at end of period (in thousands)	144	177	216	266	332	407	530	847	1,199	1,638
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.940	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775
Accumulation Unit Value at end of period	$21.446	$16.940	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589
Number of Accumulation Units outstanding at end of period (in thousands)	144	177	216	266	332	407	530	847	1,199	1,638
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.592	$18.682	$16.841	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697
Accumulation Unit Value at end of period	$20.974	$16.592	$18.682	$16.841	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488
Number of Accumulation Units outstanding at end of period (in thousands)	41	39	52	56	72	85	106	164	262	365
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.364	$18.444	$16.643	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646
Accumulation Unit Value at end of period	$20.666	$16.364	$18.444	$16.643	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421
Number of Accumulation Units outstanding at end of period (in thousands)	120	135	166	174	185	200	208	229	302	225
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.251	$18.326	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620
Accumulation Unit Value at end of period	$20.513	$16.251	$18.326	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387
Number of Accumulation Units outstanding at end of period (in thousands)	64	81	99	112	142	176	244	345	493	650
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492
Accumulation Unit Value at end of period	$19.766	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222
Number of Accumulation Units outstanding at end of period (in thousands)	51	62	68	76	82	87	107	121	140	116

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Diversified Dividend Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.887	$19.666	$18.398	$16.281	$16.208	$14.598	$11.315	$9.689	$10.615	$—
Accumulation Unit Value at end of period	$22.018	$17.887	$19.666	$18.398	$16.281	$16.208	$14.598	$11.315	$9.689	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.610	$19.401	$18.186	$16.126	$16.086	$14.517	$11.275	$9.674	$10.612	$—
Accumulation Unit Value at end of period	$21.635	$17.610	$19.401	$18.186	$16.126	$16.086	$14.517	$11.275	$9.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.473	$19.270	$18.081	$16.049	$16.025	$14.477	$11.255	$9.666	$10.611	$—
Accumulation Unit Value at end of period	$21.445	$17.473	$19.270	$18.081	$16.049	$16.025	$14.477	$11.255	$9.666	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.203	$19.010	$17.873	$15.896	$15.904	$14.396	$11.214	$9.651	$10.608	$—
Accumulation Unit Value at end of period	$21.071	$17.203	$19.010	$17.873	$15.896	$15.904	$14.396	$11.214	$9.651	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.203	$19.010	$17.873	$15.896	$15.904	$14.396	$11.214	$9.651	$10.608	$—
Accumulation Unit Value at end of period	$21.071	$17.203	$19.010	$17.873	$15.896	$15.904	$14.396	$11.214	$9.651	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.871	$18.690	$17.616	$15.706	$15.754	$14.296	$11.164	$9.632	$10.605	$—
Accumulation Unit Value at end of period	$20.613	$16.871	$18.690	$17.616	$15.706	$15.754	$14.296	$11.164	$9.632	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.806	$18.626	$17.565	$15.669	$15.724	$14.276	$11.154	$9.628	$10.604	$—
Accumulation Unit Value at end of period	$20.523	$16.806	$18.626	$17.565	$15.669	$15.724	$14.276	$11.154	$9.628	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.481	$18.313	$17.313	$15.482	$15.576	$14.177	$11.104	$9.609	$10.601	$—
Accumulation Unit Value at end of period	$20.077	$16.481	$18.313	$17.313	$15.482	$15.576	$14.177	$11.104	$9.609	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.483	$9.465	$9.540	$9.661	$9.791	$9.923	$9.984	$—	$—	$—
Accumulation Unit Value at end of period	$9.534	$9.483	$9.465	$9.540	$9.661	$9.791	$9.923	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,181	1,265	1,450	1,405	1,533	2,095	449	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.378	$9.379	$9.472	$9.611	$9.760	$9.911	$9.981	$—	$—	$—
Accumulation Unit Value at end of period	$9.409	$9.378	$9.379	$9.472	$9.611	$9.760	$9.911	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	171	168	181	234	278	80	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—
Accumulation Unit Value at end of period	$9.347	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	442	456	277	336	546	600	189	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—	$—
Accumulation Unit Value at end of period	$9.316	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	630	587	599	682	367	445	204	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.222	$9.251	$9.371	$9.536	$9.714	$9.894	$9.977	$—	$—	$—
Accumulation Unit Value at end of period	$9.225	$9.222	$9.251	$9.371	$9.536	$9.714	$9.894	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	482	595	612	618	687	970	205	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.222	$9.251	$9.371	$9.536	$9.714	$9.894	$9.977	$—	$—	$—
Accumulation Unit Value at end of period	$9.225	$9.222	$9.251	$9.371	$9.536	$9.714	$9.894	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	482	595	612	618	687	970	205	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.145	$9.187	$9.320	$9.500	$9.690	$9.885	$9.976	$—	$—	$—
Accumulation Unit Value at end of period	$9.134	$9.145	$9.187	$9.320	$9.500	$9.690	$9.885	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	191	197	228	189	176	203	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$9.974	$—	$—	$—
Accumulation Unit Value at end of period	$9.074	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	333	401	327	443	291	200	89	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—
Accumulation Unit Value at end of period	$9.044	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	170	203	129	132	122	138	40	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	$—
Accumulation Unit Value at end of period	$8.896	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	85	59	69	17	54	12	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.399	$1.410	$1.402	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283
Accumulation Unit Value at end of period	$1.464	$1.399	$1.410	$1.402	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	11,586	13,933	15,539	17,443	19,407	25,037	31,011	45,338	47,904	53,690
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.350	$1.364	$1.358	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261
Accumulation Unit Value at end of period	$1.410	$1.350	$1.364	$1.358	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309
Number of Accumulation Units outstanding at end of period (in thousands)	1,311	1,529	1,734	1,872	2,376	2,887	3,712	4,834	5,467	6,392
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.327	$1.341	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251
Accumulation Unit Value at end of period	$1.384	$1.327	$1.341	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297
Number of Accumulation Units outstanding at end of period (in thousands)	3,957	4,266	4,530	4,978	5,103	6,643	8,608	11,878	13,856	16,097
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.316	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245
Accumulation Unit Value at end of period	$1.372	$1.316	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291
Number of Accumulation Units outstanding at end of period (in thousands)	6,491	8,036	9,042	9,419	10,623	14,326	16,290	23,717	25,297	31,810
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.282	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230
Accumulation Unit Value at end of period	$1.335	$1.282	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273
Number of Accumulation Units outstanding at end of period (in thousands)	5,227	7,222	7,951	9,205	10,902	15,011	19,545	26,508	32,018	40,993
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.282	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230
Accumulation Unit Value at end of period	$1.335	$1.282	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273
Number of Accumulation Units outstanding at end of period (in thousands)	5,227	7,222	7,951	9,205	10,902	15,011	19,545	26,508	32,018	40,993
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.249	$1.267	$1.268	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215
Accumulation Unit Value at end of period	$1.299	$1.249	$1.267	$1.268	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255
Number of Accumulation Units outstanding at end of period (in thousands)	2,366	2,870	3,246	3,797	4,320	5,230	6,449	9,297	11,398	15,653
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.231	$1.251	$1.253	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209
Accumulation Unit Value at end of period	$1.279	$1.231	$1.251	$1.253	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247
Number of Accumulation Units outstanding at end of period (in thousands)	4,175	4,049	4,292	4,265	4,439	4,828	4,669	4,735	4,689	3,094
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.219	$1.238	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201
Accumulation Unit Value at end of period	$1.265	$1.219	$1.238	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239
Number of Accumulation Units outstanding at end of period (in thousands)	2,296	2,692	3,098	3,684	4,211	5,230	6,922	9,724	12,840	16,507
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179
Accumulation Unit Value at end of period	$1.211	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213
Number of Accumulation Units outstanding at end of period (in thousands)	2,381	2,805	3,210	2,968	3,261	3,666	4,466	5,984	6,045	4,239

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.224	$30.762	$27.342	$23.205	$24.326	$22.422	$16.990	$15.060	$15.618	$14.110
Accumulation Unit Value at end of period	$32.302	$26.224	$30.762	$27.342	$23.205	$24.326	$22.422	$16.990	$15.060	$15.618
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	3	3	3	3
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.509	$29.982	$26.702	$22.707	$23.852	$22.030	$16.725	$14.855	$15.436	$13.974
Accumulation Unit Value at end of period	$31.358	$25.509	$29.982	$26.702	$22.707	$23.852	$22.030	$16.725	$14.855	$15.436
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.158	$29.600	$26.388	$22.463	$23.619	$21.836	$16.595	$14.754	$15.347	$13.906
Accumulation Unit Value at end of period	$30.896	$25.158	$29.600	$26.388	$22.463	$23.619	$21.836	$16.595	$14.754	$15.347
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.272	$28.615	$25.561	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045	$13.661
Accumulation Unit Value at end of period	$29.749	$24.272	$28.615	$25.561	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.272	$28.615	$25.561	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045	$13.661
Accumulation Unit Value at end of period	$29.749	$24.272	$28.615	$25.561	$21.802	$22.971	$21.279	$16.204	$14.435	$15.045
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.870	$25.848	$23.147	$19.792	$20.905	$19.414	$14.821	$13.236	$13.830	$12.589
Accumulation Unit Value at end of period	$26.738	$21.870	$25.848	$23.147	$19.792	$20.905	$19.414	$14.821	$13.236	$13.830
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.097	$27.312	$24.470	$20.934	$22.122	$20.555	$15.699	$14.028	$14.664	$13.355
Accumulation Unit Value at end of period	$28.224	$23.097	$27.312	$24.470	$20.934	$22.122	$20.555	$15.699	$14.028	$14.664
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547
Accumulation Unit Value at end of period	$25.863	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period(a)	$1.824	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.864	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period(a)	$13.462	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.752	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period(a)	$13.346	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.632	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period(a)	$13.119	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.394	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period(a)	$13.119	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.394	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period(a)	$12.840	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.103	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period(a)	$12.785	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.046	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period(a)	$1.931	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.970	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—		—	—
(a) funded October 22, 2019

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. International Growth Fund - Series I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.442	$2.911	$2.398	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867
Accumulation Unit Value at end of period	$3.097	$2.442	$2.911	$2.398	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	2,220	2,729	3,084	3,665	4,171	5,502	7,081	8,346	9,422	9,891
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.357	$2.815	$2.324	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835
Accumulation Unit Value at end of period	$2.983	$2.357	$2.815	$2.324	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040
Number of Accumulation Units outstanding at end of period (in thousands)	82	98	126	153	190	220	372	463	567	599
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.316	$2.770	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820
Accumulation Unit Value at end of period	$2.930	$2.316	$2.770	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021
Number of Accumulation Units outstanding at end of period (in thousands)	381	409	440	534	580	752	974	1,119	1,284	1,550
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.296	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813
Accumulation Unit Value at end of period	$2.903	$2.296	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011
Number of Accumulation Units outstanding at end of period (in thousands)	1,380	1,628	1,915	2,211	2,693	3,141	3,649	4,072	5,107	5,865
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.238	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790
Accumulation Unit Value at end of period	$2.824	$2.238	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984
Number of Accumulation Units outstanding at end of period (in thousands)	527	710	773	973	1,342	1,791	2,339	3,139	3,862	4,911
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.238	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790
Accumulation Unit Value at end of period	$2.824	$2.238	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984
Number of Accumulation Units outstanding at end of period (in thousands)	527	710	773	973	1,342	1,791	2,339	3,139	3,862	4,911
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.180	$2.616	$2.170	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768
Accumulation Unit Value at end of period	$2.748	$2.180	$2.616	$2.170	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956
Number of Accumulation Units outstanding at end of period (in thousands)	330	402	466	553	659	788	962	936	1,264	1,569
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.150	$2.582	$2.144	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759
Accumulation Unit Value at end of period	$2.706	$2.150	$2.582	$2.144	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944
Number of Accumulation Units outstanding at end of period (in thousands)	512	522	523	487	396	420	486	322	387	165
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.127	$2.557	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749
Accumulation Unit Value at end of period	$2.677	$2.127	$2.557	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932
Number of Accumulation Units outstanding at end of period (in thousands)	129	153	177	313	384	470	635	952	1,170	1,378
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716
Accumulation Unit Value at end of period	$2.562	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891
Number of Accumulation Units outstanding at end of period (in thousands)	132	224	233	155	195	213	154	301	281	319

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. International Growth Fund - Series II
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.902	$13.032	$10.763	$10.986	$11.434	$11.579	$9.886	$8.694	$10.333	$—
Accumulation Unit Value at end of period	$13.793	$10.902	$13.032	$10.763	$10.986	$11.434	$11.579	$9.886	$8.694	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.668	$12.778	$10.574	$10.815	$11.279	$11.445	$9.791	$8.628	$10.268	$—
Accumulation Unit Value at end of period	$13.471	$10.668	$12.778	$10.574	$10.815	$11.279	$11.445	$9.791	$8.628	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	48	51	89	100	108	114	125	135	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$10.236	$—
Accumulation Unit Value at end of period	$13.312	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$—
Number of Accumulation Units outstanding at end of period (in thousands)	112	132	148	179	209	230	259	317	362	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.327	$12.407	$10.298	$10.564	$11.050	$11.246	$9.650	$8.529	$10.171	$—
Accumulation Unit Value at end of period	$13.001	$10.327	$12.407	$10.298	$10.564	$11.050	$11.246	$9.650	$8.529	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.327	$12.407	$10.298	$10.564	$11.050	$11.246	$9.650	$8.529	$10.171	$—
Accumulation Unit Value at end of period	$13.001	$10.327	$12.407	$10.298	$10.564	$11.050	$11.246	$9.650	$8.529	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.803	$20.237	$16.839	$17.317	$18.160	$18.529	$15.939	$14.122	$16.869	$—
Accumulation Unit Value at end of period	$21.101	$16.803	$20.237	$16.839	$17.317	$18.160	$18.529	$15.939	$14.122	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.997	$12.046	$10.028	$10.318	$10.826	$11.051	$9.511	$8.431	$10.075	$—
Accumulation Unit Value at end of period	$12.548	$9.997	$12.046	$10.028	$10.318	$10.826	$11.051	$9.511	$8.431	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	8	11	18	20	29	39	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$16.747	$—
Accumulation Unit Value at end of period	$20.410	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	9	14	14	12	12	13	12	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.550	$2.916	$2.572	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628
Accumulation Unit Value at end of period	$3.152	$2.550	$2.916	$2.572	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833
Number of Accumulation Units outstanding at end of period (in thousands)	1,270	1,498	1,656	1,843	2,211	2,924	3,735	4,332	5,244	6,149
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.462	$2.820	$2.492	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600
Accumulation Unit Value at end of period	$3.037	$2.462	$2.820	$2.492	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798
Number of Accumulation Units outstanding at end of period (in thousands)	46	48	57	72	86	93	203	288	398	414
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.419	$2.775	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587
Accumulation Unit Value at end of period	$2.981	$2.419	$2.775	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781
Number of Accumulation Units outstanding at end of period (in thousands)	473	562	688	778	828	960	1,214	1,514	1,901	2,439
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.399	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580
Accumulation Unit Value at end of period	$2.954	$2.399	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773
Number of Accumulation Units outstanding at end of period (in thousands)	1,101	1,261	1,538	1,824	2,117	2,484	2,910	3,942	4,985	6,201
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.337	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561
Accumulation Unit Value at end of period	$2.875	$2.337	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749
Number of Accumulation Units outstanding at end of period (in thousands)	642	757	894	1,138	1,391	1,828	2,604	3,824	5,371	7,668
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.337	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561
Accumulation Unit Value at end of period	$2.875	$2.337	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749
Number of Accumulation Units outstanding at end of period (in thousands)	642	757	894	1,138	1,391	1,828	2,604	3,824	5,371	7,668
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.278	$2.621	$2.327	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542
Accumulation Unit Value at end of period	$2.797	$2.278	$2.621	$2.327	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725
Number of Accumulation Units outstanding at end of period (in thousands)	603	691	787	970	1,039	1,196	1,483	2,100	2,824	3,854
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.245	$2.587	$2.298	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534
Accumulation Unit Value at end of period	$2.754	$2.245	$2.587	$2.298	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714
Number of Accumulation Units outstanding at end of period (in thousands)	583	647	756	745	906	1,083	1,150	1,216	1,109	1,161
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.222	$2.561	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525
Accumulation Unit Value at end of period	$2.725	$2.222	$2.561	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703
Number of Accumulation Units outstanding at end of period (in thousands)	712	771	895	1,088	1,228	1,483	2,114	3,073	3,730	4,887
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496
Accumulation Unit Value at end of period	$2.608	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667
Number of Accumulation Units outstanding at end of period (in thousands)	716	760	841	903	974	1,123	1,264	993	955	863

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.910	$17.080	$14.134	$14.218	$14.240	$13.359	$9.883	$10.020	$—	$—
Accumulation Unit Value at end of period	$21.088	$15.910	$17.080	$14.134	$14.218	$14.240	$13.359	$9.883	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	16	26	30	39	41	41	33	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.694	$16.882	$13.998	$14.110	$14.159	$13.310	$9.866	$10.017	$—	$—
Accumulation Unit Value at end of period	$20.760	$15.694	$16.882	$13.998	$14.110	$14.159	$13.310	$9.866	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	3	4	6	10	8	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.588	$16.784	$13.930	$14.056	$14.119	$13.286	$9.858	$10.015	$—	$—
Accumulation Unit Value at end of period	$20.598	$15.588	$16.784	$13.930	$14.056	$14.119	$13.286	$9.858	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	13	14	15	11	19	8	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.534	$16.735	$13.896	$14.029	$14.099	$13.274	$9.854	$10.014	$—	$—
Accumulation Unit Value at end of period	$20.518	$15.534	$16.735	$13.896	$14.029	$14.099	$13.274	$9.854	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	31	40	46	37	25	9	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.376	$16.589	$13.796	$13.948	$14.039	$13.237	$9.841	$10.012	$—	$—
Accumulation Unit Value at end of period	$20.278	$15.376	$16.589	$13.796	$13.948	$14.039	$13.237	$9.841	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	9	16	33	60	87	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.376	$16.589	$13.796	$13.948	$14.039	$13.237	$9.841	$10.012	$—	$—
Accumulation Unit Value at end of period	$20.278	$15.376	$16.589	$13.796	$13.948	$14.039	$13.237	$9.841	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	9	16	33	60	87	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.219	$16.445	$13.696	$13.868	$13.980	$13.201	$9.829	$10.009	$—	$—
Accumulation Unit Value at end of period	$20.041	$15.219	$16.445	$13.696	$13.868	$13.980	$13.201	$9.829	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	2	4	3	3	14	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.116	$16.349	$13.630	$13.815	$13.940	$13.177	$9.821	$10.008	$—	$—
Accumulation Unit Value at end of period	$19.885	$15.116	$16.349	$13.630	$13.815	$13.940	$13.177	$9.821	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	14	14	14	10	8	14	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.064	$16.302	$13.597	$13.789	$13.920	$13.165	$9.817	$10.007	$—	$—
Accumulation Unit Value at end of period	$19.807	$15.064	$16.302	$13.597	$13.789	$13.920	$13.165	$9.817	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	7	8	10	17	11	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.809	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$10.003	$—	$—
Accumulation Unit Value at end of period	$19.423	$14.809	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	11	5	15	21	21	5	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.498	$26.853	$23.864	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113
Accumulation Unit Value at end of period	$28.101	$22.498	$26.853	$23.864	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361
Number of Accumulation Units outstanding at end of period (in thousands)	137	164	186	219	262	374	453	584	671	729
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.824	$26.101	$23.242	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964
Accumulation Unit Value at end of period	$27.204	$21.824	$26.101	$23.242	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	9	10	12	16	26	37	45	44
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.495	$25.733	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890
Accumulation Unit Value at end of period	$26.767	$21.495	$25.733	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033
Number of Accumulation Units outstanding at end of period (in thousands)	42	40	42	49	58	77	90	117	144	169
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.332	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853
Accumulation Unit Value at end of period	$26.551	$21.332	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979
Number of Accumulation Units outstanding at end of period (in thousands)	88	93	118	136	155	176	218	275	395	425
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.851	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743
Accumulation Unit Value at end of period	$25.914	$20.851	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818
Number of Accumulation Units outstanding at end of period (in thousands)	40	55	64	82	105	149	200	310	413	450
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.851	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743
Accumulation Unit Value at end of period	$25.914	$20.851	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818
Number of Accumulation Units outstanding at end of period (in thousands)	40	55	64	82	105	149	200	310	413	450
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.381	$24.485	$21.901	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634
Accumulation Unit Value at end of period	$25.291	$20.381	$24.485	$21.901	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	31	36	48	49	65	81	108	136
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.073	$24.139	$21.613	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562
Accumulation Unit Value at end of period	$24.885	$20.073	$24.139	$21.613	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553
Number of Accumulation Units outstanding at end of period (in thousands)	46	48	47	49	58	60	57	42	47	36
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.921	$23.969	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526
Accumulation Unit Value at end of period	$24.684	$19.921	$23.969	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	24	33	44	53	83	116	156	201
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349
Accumulation Unit Value at end of period	$23.704	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	36	31	34	33	32	49	51	42

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.642	$2.060	$1.778	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055
Accumulation Unit Value at end of period	$2.116	$1.642	$2.060	$1.778	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	693	755	853	969	1,141	1,345	1,616	2,102	2,457	3,387
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.585	$1.992	$1.723	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037
Accumulation Unit Value at end of period	$2.039	$1.585	$1.992	$1.723	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	9	40	44	40	60	60	168	213	288	299
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.558	$1.960	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028
Accumulation Unit Value at end of period	$2.002	$1.558	$1.960	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	265	304	464	546	619	718	969	1,185	1,518	1,938
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.545	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024
Accumulation Unit Value at end of period	$1.984	$1.545	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081
Number of Accumulation Units outstanding at end of period (in thousands)	617	652	776	1,014	1,145	1,375	2,047	2,796	3,331	4,421
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.505	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011
Accumulation Unit Value at end of period	$1.930	$1.505	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	585	653	736	1,047	1,239	1,585	2,127	3,018	4,060	5,695
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.505	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011
Accumulation Unit Value at end of period	$1.930	$1.505	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	585	653	736	1,047	1,239	1,585	2,127	3,018	4,060	5,695
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.467	$1.851	$1.608	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999
Accumulation Unit Value at end of period	$1.878	$1.467	$1.851	$1.608	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051
Number of Accumulation Units outstanding at end of period (in thousands)	652	679	739	845	879	1,147	1,414	2,030	2,720	4,017
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.446	$1.827	$1.589	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994
Accumulation Unit Value at end of period	$1.849	$1.446	$1.827	$1.589	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	456	481	505	605	670	700	951	944	855	668
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.431	$1.809	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988
Accumulation Unit Value at end of period	$1.829	$1.431	$1.809	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	617	722	793	887	1,039	1,204	1,980	2,546	3,174	3,650
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969
Accumulation Unit Value at end of period	$1.751	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016
Number of Accumulation Units outstanding at end of period (in thousands)	313	377	397	466	565	673	719	716	740	738

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Insurance Trust Core Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.298	$14.485	$14.175	$14.070	$14.104	$13.625	$14.016	$13.488	$12.722	$11.805
Accumulation Unit Value at end of period	$15.259	$14.298	$14.485	$14.175	$14.070	$14.104	$13.625	$14.016	$13.488	$12.722
Number of Accumulation Units outstanding at end of period (in thousands)	855	1,040	1,182	1,321	1,539	1,954	2,467	2,992	3,152	3,368
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.968	$21.286	$20.872	$20.759	$20.850	$20.183	$20.804	$20.060	$18.959	$17.627
Accumulation Unit Value at end of period	$22.334	$20.968	$21.286	$20.872	$20.759	$20.850	$20.183	$20.804	$20.060	$18.959
Number of Accumulation Units outstanding at end of period (in thousands)	56	70	73	76	97	125	158	190	217	247
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.679	$13.900	$13.643	$13.583	$13.656	$13.233	$13.653	$13.178	$12.467	$11.603
Accumulation Unit Value at end of period	$14.555	$13.679	$13.900	$13.643	$13.583	$13.656	$13.233	$13.653	$13.178	$12.467
Number of Accumulation Units outstanding at end of period (in thousands)	104	117	131	140	154	204	230	291	312	356
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.578	$13.804	$13.557	$13.503	$13.583	$13.168	$13.594	$13.127	$12.425	$11.470
Accumulation Unit Value at end of period	$14.441	$13.578	$13.804	$13.557	$13.503	$13.583	$13.168	$13.594	$13.127	$12.300
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2,562
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.281	$13.522	$13.300	$13.268	$13.366	$12.977	$13.416	$12.975	$12.300	$11.470
Accumulation Unit Value at end of period	$14.104	$13.281	$13.522	$13.300	$13.268	$13.366	$12.977	$13.416	$12.975	$12.300
Number of Accumulation Units outstanding at end of period (in thousands)	282	369	468	556	675	972	1,344	1,777	2,259	2,562
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.281	$13.522	$13.300	$13.268	$13.366	$12.977	$13.416	$12.975	$12.300	$10.915
Accumulation Unit Value at end of period	$14.104	$13.281	$13.522	$13.300	$13.268	$13.366	$12.977	$13.416	$12.975	$11.676
Number of Accumulation Units outstanding at end of period (in thousands)	282	369	468	556	675	972	1,344	1,777	2,259	65
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.990	$13.246	$13.048	$13.036	$13.152	$12.789	$13.242	$12.825	$12.176	$11.274
Accumulation Unit Value at end of period	$13.774	$12.990	$13.246	$13.048	$13.036	$13.152	$12.789	$13.242	$12.825	$12.054
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	13	13	16	16	10	9	9	234
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.990	$13.246	$13.048	$13.036	$13.152	$12.789	$13.242	$12.825	$12.176	$10.880
Accumulation Unit Value at end of period	$14.555	$12.990	$13.246	$13.048	$13.036	$13.152	$12.789	$13.242	$12.825	$11.603
Number of Accumulation Units outstanding at end of period (in thousands)	104	12	13	13	16	16	10	9	9	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.357	$12.613	$12.437	$12.438	$12.561	$12.226	$12.672	$12.286	$11.676	$10.915
Accumulation Unit Value at end of period	$13.090	$12.357	$12.613	$12.437	$12.438	$12.561	$12.226	$12.672	$12.286	$11.676
Number of Accumulation Units outstanding at end of period (in thousands)	145	142	150	154	170	194	186	175	133	65
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.706	$12.976	$12.801	$12.808	$12.941	$12.603	$13.069	$12.677	$12.054	$11.274
Accumulation Unit Value at end of period	$13.453	$12.706	$12.976	$12.801	$12.808	$12.941	$12.603	$13.069	$12.677	$12.054
Number of Accumulation Units outstanding at end of period (in thousands)	62	72	79	79	87	103	137	172	197	234
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.989	$12.274	$12.139	$12.176	$12.334	$12.041	$12.517	$12.172	$11.603	$10.880

Accumulation Unit Value at end of period	$12.662	$11.989	$12.274	$12.139	$12.176	$12.334	$12.041	$12.517	$12.172	$11.603
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	9	9	8	11	11	15	14	10

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Insurance Trust Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.057	$28.807	$25.666	$22.681	$23.617	$20.796	$15.932	$13.415	$13.310	$10.928
Accumulation Unit Value at end of period	$31.337	$25.057	$28.807	$25.666	$22.681	$23.617	$20.796	$15.932	$13.415	$13.310
Number of Accumulation Units outstanding at end of period (in thousands)	44	46	54	66	83	96	134	181	241	288
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$39.661	$45.688	$40.788	$36.117	$37.682	$33.248	$25.522	$21.533	$21.407	$17.611
Accumulation Unit Value at end of period	$49.502	$39.661	$45.688	$40.788	$36.117	$37.682	$33.248	$25.522	$21.533	$21.407
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	5	6	9	12	17	22
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.972	$27.643	$24.703	$21.896	$22.867	$20.197	$15.519	$13.107	$13.043	$10.741
Accumulation Unit Value at end of period	$29.891	$23.972	$27.643	$24.703	$21.896	$22.867	$20.197	$15.519	$13.107	$13.043
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	12	10	12	12	12	17	23	25
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.796	$27.454	$24.546	$21.768	$22.745	$20.098	$15.452	$13.056	$12.999	$10.618
Accumulation Unit Value at end of period	$29.656	$23.796	$27.454	$24.546	$21.768	$22.745	$20.098	$15.452	$13.056	$12.868
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	266
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.275	$26.893	$24.081	$21.387	$22.381	$19.807	$15.250	$12.905	$12.868	$10.618
Accumulation Unit Value at end of period	$28.964	$23.275	$26.893	$24.081	$21.387	$22.381	$19.807	$15.250	$12.905	$12.868
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	34	46	56	73	93	145	217	266
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.275	$26.893	$24.081	$21.387	$22.381	$19.807	$15.250	$12.905	$12.868	$13.368
Accumulation Unit Value at end of period	$28.964	$23.275	$26.893	$24.081	$21.387	$22.381	$19.807	$15.250	$12.905	$16.160
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	34	46	56	73	93	145	217	9
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.766	$26.344	$23.625	$21.014	$22.023	$19.519	$15.051	$12.756	$12.738	$10.436
Accumulation Unit Value at end of period	$28.288	$22.766	$26.344	$23.625	$21.014	$22.023	$19.519	$15.051	$12.756	$12.610
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	26
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.766	$26.344	$23.625	$21.014	$22.023	$19.519	$15.051	$12.756	$12.738	$13.324
Accumulation Unit Value at end of period	$29.891	$22.766	$26.344	$23.625	$21.014	$22.023	$19.519	$15.051	$12.756	$16.059
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—	—	—	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.651	$33.188	$29.791	$26.525	$27.828	$24.688	$19.056	$16.166	$16.160	$13.368
Accumulation Unit Value at end of period	$35.565	$28.651	$33.188	$29.791	$26.525	$27.828	$24.688	$19.056	$16.166	$16.160
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	10	13	13	16	24	14	16	9
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.268	$25.807	$23.177	$20.647	$21.671	$19.236	$14.855	$12.608	$12.610	$10.436
Accumulation Unit Value at end of period	$27.627	$22.268	$25.807	$23.177	$20.647	$21.671	$19.236	$14.855	$12.608	$12.610

Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	5	6	8	11	11	20	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.797	$32.295	$29.077	$25.967	$27.324	$24.314	$18.824	$16.017	$16.059	$13.324
Accumulation Unit Value at end of period	$34.402	$27.797	$32.295	$29.077	$25.967	$27.324	$24.314	$18.824	$16.017	$16.059
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JPMorgan Insurance Trust U.S. Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.315	$28.425	$23.552	$21.519	$21.624	$19.243	$14.319	$12.336	$12.742	$11.371
Accumulation Unit Value at end of period	$34.207	$26.315	$28.425	$23.552	$21.519	$21.624	$19.243	$14.319	$12.336	$12.742
Number of Accumulation Units outstanding at end of period (in thousands)	68	76	91	113	137	161	199	265	338	357
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$40.516	$43.853	$36.407	$33.330	$33.561	$29.925	$22.312	$19.261	$19.934	$17.826
Accumulation Unit Value at end of period	$52.562	$40.516	$43.853	$36.407	$33.330	$33.561	$29.925	$22.312	$19.261	$19.934
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	7	9	11	15	19	25	26
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.176	$27.277	$22.669	$20.773	$20.938	$18.688	$13.948	$12.053	$12.486	$11.177
Accumulation Unit Value at end of period	$32.629	$25.176	$27.277	$22.669	$20.773	$20.938	$18.688	$13.948	$12.053	$12.486
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	11	14	15	16	20	28	37	41
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.991	$27.090	$22.524	$20.652	$20.826	$18.598	$13.887	$12.006	$12.444	$11.049
Accumulation Unit Value at end of period	$32.373	$24.991	$27.090	$22.524	$20.652	$20.826	$18.598	$13.887	$12.006	$12.319
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	291
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.445	$26.537	$22.098	$20.291	$20.493	$18.328	$13.706	$11.867	$12.319	$11.049
Accumulation Unit Value at end of period	$31.617	$24.445	$26.537	$22.098	$20.291	$20.493	$18.328	$13.706	$11.867	$12.319
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	38	49	63	84	103	153	236	291
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.445	$26.537	$22.098	$20.291	$20.493	$18.328	$13.706	$11.867	$12.319	$13.441
Accumulation Unit Value at end of period	$31.617	$24.445	$26.537	$22.098	$20.291	$20.493	$18.328	$13.706	$11.867	$14.948
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	38	49	63	84	103	153	236	5
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.910	$25.995	$21.679	$19.937	$20.165	$18.062	$13.527	$11.730	$12.195	$10.860
Accumulation Unit Value at end of period	$30.879	$23.910	$25.995	$21.679	$19.937	$20.165	$18.062	$13.527	$11.730	$12.072
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	36
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.910	$25.995	$21.679	$19.937	$20.165	$18.062	$13.527	$11.730	$12.195	$13.397
Accumulation Unit Value at end of period	$32.629	$23.910	$25.995	$21.679	$19.937	$20.165	$18.062	$13.527	$11.730	$14.855
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—	—	—	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.074	$31.642	$26.415	$24.316	$24.619	$22.073	$16.548	$14.364	$14.948	$13.441
Accumulation Unit Value at end of period	$37.512	$29.074	$31.642	$26.415	$24.316	$24.619	$22.073	$16.548	$14.364	$14.948
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	14	16	18	21	16	15	11	5

With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.387	$25.465	$21.269	$19.588	$19.843	$17.799	$13.351	$11.595	$12.072	$10.860
Accumulation Unit Value at end of period	$30.158	$23.387	$25.465	$21.269	$19.588	$19.843	$17.799	$13.351	$11.595	$12.072
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	8	11	16	22	32	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.207	$30.791	$25.781	$23.804	$24.174	$21.738	$16.346	$14.231	$14.855	$13.397
Accumulation Unit Value at end of period	$36.284	$28.207	$30.791	$25.781	$23.804	$24.174	$21.738	$16.346	$14.231	$14.855
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	1

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.091	$13.798	$11.204	$10.196	$10.553	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.203	$13.091	$13.798	$11.204	$10.196	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	7	13	16	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.989	$13.718	$11.161	$10.177	$10.550	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.035	$12.989	$13.718	$11.161	$10.177	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	13	21	24	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.938	$13.678	$11.140	$10.168	$10.549	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.951	$12.938	$13.678	$11.140	$10.168	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	23	25	21	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.913	$13.658	$11.129	$10.163	$10.548	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.909	$12.913	$13.658	$11.129	$10.163	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	33	36	35	38	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.837	$13.598	$11.097	$10.149	$10.545	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.785	$12.837	$13.598	$11.097	$10.149	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	8	9	11	16	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.837	$13.598	$11.097	$10.149	$10.545	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.785	$12.837	$13.598	$11.097	$10.149	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	8	9	11	16	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.762	$13.539	$11.065	$10.136	$10.543	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.662	$12.762	$13.539	$11.065	$10.136	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	33	35	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.712	$13.499	$11.044	$10.126	$10.541	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.580	$12.712	$13.499	$11.044	$10.126	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	13	12	20	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.687	$13.480	$11.033	$10.122	$10.541	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.539	$12.687	$13.480	$11.033	$10.122	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	17	23	24	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.564	$13.382	$10.981	$10.098	$10.537	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.337	$12.564	$13.382	$10.981	$10.098	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	56	61	59	59	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.805	$31.226	$25.510	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050
Accumulation Unit Value at end of period	$35.819	$27.805	$31.226	$25.510	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	23	30	37	38	48	43	46	46
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.671	$28.887	$23.646	$22.372	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147
Accumulation Unit Value at end of period	$33.004	$25.671	$28.887	$23.646	$22.372	$23.048	$22.535	$17.906	$14.744	$15.652
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	6	8	9	10	13	14	13	13
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.176	$28.357	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000
Accumulation Unit Value at end of period	$32.334	$25.176	$28.357	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	11	13	15	16	24	24	34	34
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.664	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660
Accumulation Unit Value at end of period	$29.094	$22.664	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985
Number of Accumulation Units outstanding at end of period (in thousands)	23	25	29	29	36	43	53	65	94	89
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.053	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486
Accumulation Unit Value at end of period	$28.266	$22.053	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	25	28	32	51	55	45	52
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.053	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486
Accumulation Unit Value at end of period	$28.266	$22.053	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	25	28	32	51	55	45	52
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.598	$26.674	$21.933	$20.845	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542
Accumulation Unit Value at end of period	$30.202	$23.598	$26.674	$21.933	$20.845	$21.571	$21.186	$16.910	$13.987	$14.915
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	13	18	22	31	41	36	43
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.384	$26.459	$21.778	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541
Accumulation Unit Value at end of period	$29.898	$23.384	$26.459	$21.778	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	12	11	8	8	13	8	7	5
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.024	$26.064	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392
Accumulation Unit Value at end of period	$29.423	$23.024	$26.064	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	6	8	7	14	18	42	51	65
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950
Accumulation Unit Value at end of period	$25.607	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	21	18	16	15	23	15	10	10

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.047	$22.754	$17.551	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701
Accumulation Unit Value at end of period	$31.413	$23.047	$22.754	$17.551	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901
Number of Accumulation Units outstanding at end of period (in thousands)	185	236	294	386	443	538	743	343	310	310
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.002	$21.765	$16.822	$16.677	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457
Accumulation Unit Value at end of period	$29.928	$22.002	$21.765	$16.822	$16.677	$15.747	$14.680	$10.894	$9.426	$9.604
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	19	24	25	30	47	60	74	63
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.577	$21.366	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369
Accumulation Unit Value at end of period	$29.320	$21.577	$21.366	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494
Number of Accumulation Units outstanding at end of period (in thousands)	49	57	63	72	85	113	127	99	121	143
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.287	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566
Accumulation Unit Value at end of period	$19.405	$14.287	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312
Number of Accumulation Units outstanding at end of period (in thousands)	136	182	202	312	422	482	629	282	298	377
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.902	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490
Accumulation Unit Value at end of period	$18.853	$13.902	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216
Number of Accumulation Units outstanding at end of period (in thousands)	66	90	116	238	280	306	378	363	361	418
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.902	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490
Accumulation Unit Value at end of period	$18.853	$13.902	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216
Number of Accumulation Units outstanding at end of period (in thousands)	66	90	116	238	280	306	378	363	361	418
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.224	$20.097	$15.602	$15.538	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095
Accumulation Unit Value at end of period	$27.387	$20.224	$20.097	$15.602	$15.538	$14.738	$13.801	$10.288	$8.941	$9.152
Number of Accumulation Units outstanding at end of period (in thousands)	46	62	66	63	72	96	117	84	128	129
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.041	$19.935	$15.492	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094
Accumulation Unit Value at end of period	$27.112	$20.041	$19.935	$15.492	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	79	207	229	233	262	63	58	51	47	45
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.732	$19.637	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005
Accumulation Unit Value at end of period	$26.680	$19.732	$19.637	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037
Number of Accumulation Units outstanding at end of period (in thousands)	28	35	36	43	56	51	74	120	131	143
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254
Accumulation Unit Value at end of period	$17.079	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	98	101	89	70	92	59	85	87

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.375	$11.895	$11.301	$10.064	$10.650	$10.500	$10.146	$—	$—	$—
Accumulation Unit Value at end of period	$12.884	$11.375	$11.895	$11.301	$10.064	$10.650	$10.500	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	428	477	528	589	681	836	1,126	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$11.250	$11.789	$11.222	$10.013	$10.618	$10.489	$10.143	$—	$—	$—
Accumulation Unit Value at end of period	$12.717	$11.250	$11.789	$11.222	$10.013	$10.618	$10.489	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	34	44	55	70	88	116	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.188	$11.736	$11.183	$9.988	$10.602	$10.484	$10.142	$—	$—	$—
Accumulation Unit Value at end of period	$12.635	$11.188	$11.736	$11.183	$9.988	$10.602	$10.484	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	155	132	134	154	179	235	289	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.157	$11.709	$11.163	$9.976	$10.593	$10.481	$10.141	$—	$—	$—
Accumulation Unit Value at end of period	$12.594	$11.157	$11.709	$11.163	$9.976	$10.593	$10.481	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	232	269	305	351	437	526	628	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.065	$11.630	$11.105	$9.938	$10.569	$10.473	$10.139	$—	$—	$—
Accumulation Unit Value at end of period	$12.471	$11.065	$11.630	$11.105	$9.938	$10.569	$10.473	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	153	228	263	327	375	484	717	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$11.065	$11.630	$11.105	$9.938	$10.569	$10.473	$10.139	$—	$—	$—
Accumulation Unit Value at end of period	$12.471	$11.065	$11.630	$11.105	$9.938	$10.569	$10.473	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	153	228	263	327	375	484	717	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.974	$11.552	$11.046	$9.901	$10.546	$10.465	$10.137	$—	$—	$—
Accumulation Unit Value at end of period	$12.350	$10.974	$11.552	$11.046	$9.901	$10.546	$10.465	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	72	94	94	112	130	181	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.914	$11.500	$11.008	$9.876	$10.530	$10.459	$10.136	$—	$—	$—
Accumulation Unit Value at end of period	$12.270	$10.914	$11.500	$11.008	$9.876	$10.530	$10.459	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	159	170	220	163	172	260	295	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.884	$11.474	$10.988	$9.863	$10.522	$10.457	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$12.230	$10.884	$11.474	$10.988	$9.863	$10.522	$10.457	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	124	148	186	205	266	318	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—	$—
Accumulation Unit Value at end of period	$12.032	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	91	115	113	133	138	157	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.350	$22.897	$18.816	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009
Accumulation Unit Value at end of period	$27.716	$21.350	$22.897	$18.816	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971
Number of Accumulation Units outstanding at end of period (in thousands)	317	379	443	543	640	861	1,174	1,971	2,447	2,689
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.303	$19.669	$16.195	$15.147	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737
Accumulation Unit Value at end of period	$23.713	$18.303	$19.669	$16.195	$15.147	$15.351	$14.045	$10.802	$9.205	$9.557
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	74	94	122	146	206	281	367	419
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.950	$19.308	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645
Accumulation Unit Value at end of period	$23.232	$17.950	$19.308	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448
Number of Accumulation Units outstanding at end of period (in thousands)	95	105	124	154	172	227	333	470	627	725
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.648	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538
Accumulation Unit Value at end of period	$22.829	$17.648	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326
Number of Accumulation Units outstanding at end of period (in thousands)	270	319	394	459	538	640	812	1,177	1,512	1,888
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.171	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420
Accumulation Unit Value at end of period	$22.179	$17.171	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183
Number of Accumulation Units outstanding at end of period (in thousands)	208	265	336	443	556	744	1,057	1,597	2,330	2,973
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.171	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420
Accumulation Unit Value at end of period	$22.179	$17.171	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183
Number of Accumulation Units outstanding at end of period (in thousands)	208	265	336	443	556	744	1,057	1,597	2,330	2,973
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.825	$18.162	$15.021	$14.113	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363
Accumulation Unit Value at end of period	$21.700	$16.825	$18.162	$15.021	$14.113	$14.367	$13.204	$10.201	$8.732	$9.107
Number of Accumulation Units outstanding at end of period (in thousands)	89	98	128	146	167	213	278	419	596	800
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.673	$18.015	$14.915	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362
Accumulation Unit Value at end of period	$21.482	$16.673	$18.015	$14.915	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097
Number of Accumulation Units outstanding at end of period (in thousands)	165	181	215	234	251	296	307	300	399	278
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.416	$17.746	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270
Accumulation Unit Value at end of period	$21.140	$16.416	$17.746	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993
Number of Accumulation Units outstanding at end of period (in thousands)	83	103	124	158	193	266	356	557	802	1,002
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059
Accumulation Unit Value at end of period	$20.093	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741
Number of Accumulation Units outstanding at end of period (in thousands)	73	92	117	126	137	131	170	207	231	173

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.399	$13.472	$10.632	$10.160	$10.394	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.500	$13.399	$13.472	$10.632	$10.160	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	21	19	34	42	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.294	$13.393	$10.592	$10.141	$10.391	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.319	$13.294	$13.393	$10.592	$10.141	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	15	16	22	27	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.242	$13.354	$10.571	$10.132	$10.389	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.229	$13.242	$13.354	$10.571	$10.132	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	18	15	17	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.216	$13.335	$10.561	$10.127	$10.389	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.185	$13.216	$13.335	$10.561	$10.127	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	56	66	69	75	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.139	$13.277	$10.531	$10.113	$10.386	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.051	$13.139	$13.277	$10.531	$10.113	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	48	48	55	56	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.139	$13.277	$10.531	$10.113	$10.386	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.051	$13.139	$13.277	$10.531	$10.113	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	48	48	55	56	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.062	$13.219	$10.501	$10.099	$10.384	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.918	$13.062	$13.219	$10.501	$10.099	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	11	11	33	26	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.011	$13.180	$10.481	$10.090	$10.382	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.830	$13.011	$13.180	$10.481	$10.090	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	19	16	18	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.985	$13.161	$10.471	$10.085	$10.382	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.787	$12.985	$13.161	$10.471	$10.085	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	49	49	62	63	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.859	$13.065	$10.420	$10.062	$10.378	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.569	$12.859	$13.065	$10.420	$10.062	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	10	10	14	14	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.803	$11.817	$9.432	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437
Accumulation Unit Value at end of period	$16.147	$11.803	$11.817	$9.432	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676
Number of Accumulation Units outstanding at end of period (in thousands)	114	134	155	156	193	204	272	392	520	645
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$11.353	$11.390	$9.109	$8.818	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346
Accumulation Unit Value at end of period	$15.501	$11.353	$11.390	$9.109	$8.818	$8.561	$7.987	$5.890	$5.134	$5.548
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	22	22	23	27	28	35	66	83
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.147	$11.194	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305
Accumulation Unit Value at end of period	$15.204	$11.147	$11.194	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490
Number of Accumulation Units outstanding at end of period (in thousands)	69	77	83	114	137	154	180	236	272	335
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.944	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634
Accumulation Unit Value at end of period	$16.282	$11.944	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906
Number of Accumulation Units outstanding at end of period (in thousands)	140	161	150	176	236	273	362	433	517	666
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.621	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570
Accumulation Unit Value at end of period	$15.819	$11.621	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816
Number of Accumulation Units outstanding at end of period (in thousands)	86	109	121	144	173	203	264	401	464	693
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$11.621	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570
Accumulation Unit Value at end of period	$15.819	$11.621	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816
Number of Accumulation Units outstanding at end of period (in thousands)	86	109	121	144	173	203	264	401	464	693
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.463	$10.544	$8.470	$8.237	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170
Accumulation Unit Value at end of period	$14.220	$10.463	$10.544	$8.470	$8.237	$8.033	$7.528	$5.576	$4.882	$5.300
Number of Accumulation Units outstanding at end of period (in thousands)	85	101	102	117	142	182	217	273	372	518
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.342	$10.432	$8.389	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159
Accumulation Unit Value at end of period	$14.042	$10.342	$10.432	$8.389	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280
Number of Accumulation Units outstanding at end of period (in thousands)	265	80	65	76	387	217	189	138	58	36
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.208	$10.303	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124
Accumulation Unit Value at end of period	$13.854	$10.208	$10.303	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233
Number of Accumulation Units outstanding at end of period (in thousands)	69	99	111	134	191	196	231	356	443	502
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374
Accumulation Unit Value at end of period	$14.330	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536
Number of Accumulation Units outstanding at end of period (in thousands)	79	73	75	118	129	115	105	57	46	50

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.171	$35.155	$28.133	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847
Accumulation Unit Value at end of period	$47.772	$34.171	$35.155	$28.133	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971
Number of Accumulation Units outstanding at end of period (in thousands)	129	148	171	209	253	322	423	702	850	965
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$30.400	$31.337	$25.129	$23.403	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448
Accumulation Unit Value at end of period	$42.414	$30.400	$31.337	$25.129	$23.403	$24.225	$26.529	$19.039	$15.950	$18.053
Number of Accumulation Units outstanding at end of period (in thousands)	22	26	29	34	47	57	72	114	148	161
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$29.812	$30.763	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308
Accumulation Unit Value at end of period	$41.553	$29.812	$30.763	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847
Number of Accumulation Units outstanding at end of period (in thousands)	36	46	54	68	75	100	143	197	262	324
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.603	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790
Accumulation Unit Value at end of period	$27.309	$19.603	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	153	184	222	259	295	354	455	650	814	977
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.073	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669
Accumulation Unit Value at end of period	$26.532	$19.073	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602
Number of Accumulation Units outstanding at end of period (in thousands)	106	132	180	228	308	395	553	797	1,138	1,468
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.073	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669
Accumulation Unit Value at end of period	$26.532	$19.073	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602
Number of Accumulation Units outstanding at end of period (in thousands)	106	132	180	228	308	395	553	797	1,138	1,468
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.944	$28.935	$23.307	$21.804	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873
Accumulation Unit Value at end of period	$38.812	$27.944	$28.935	$23.307	$21.804	$22.672	$24.941	$17.979	$15.131	$17.203
Number of Accumulation Units outstanding at end of period (in thousands)	40	44	53	61	69	81	101	186	259	327
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.691	$28.702	$23.143	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872
Accumulation Unit Value at end of period	$38.423	$27.691	$28.702	$23.143	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185
Number of Accumulation Units outstanding at end of period (in thousands)	58	59	80	86	91	167	153	113	136	95
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.264	$28.274	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730
Accumulation Unit Value at end of period	$37.811	$27.264	$28.274	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987
Number of Accumulation Units outstanding at end of period (in thousands)	34	45	50	67	82	108	140	218	306	351
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297
Accumulation Unit Value at end of period	$24.035	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044
Number of Accumulation Units outstanding at end of period (in thousands)	58	70	79	82	88	98	134	140	135	138

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.048	$11.860	$9.370	$9.565	$10.515	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.693	$10.048	$11.860	$9.370	$9.565	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	179	209	245	310	351	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.970	$11.791	$9.334	$9.547	$10.511	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.569	$9.970	$11.791	$9.334	$9.547	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	9	12	19	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.931	$11.757	$9.316	$9.538	$10.510	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.507	$9.931	$11.757	$9.316	$9.538	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	38	43	62	65	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.911	$11.739	$9.307	$9.534	$10.509	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.477	$9.911	$11.739	$9.307	$9.534	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	101	109	128	155	195	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.853	$11.688	$9.281	$9.521	$10.507	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.385	$9.853	$11.688	$9.281	$9.521	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	84	95	124	152	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.853	$11.688	$9.281	$9.521	$10.507	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.385	$9.853	$11.688	$9.281	$9.521	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	84	95	124	152	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.795	$11.637	$9.254	$9.508	$10.504	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.294	$9.795	$11.637	$9.254	$9.508	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	43	55	62	72	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.757	$11.603	$9.236	$9.499	$10.503	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.234	$9.757	$11.603	$9.236	$9.499	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	42	41	30	38	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.738	$11.586	$9.227	$9.495	$10.502	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.204	$9.738	$11.586	$9.227	$9.495	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	33	43	53	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.643	$11.502	$9.183	$9.473	$10.498	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.055	$9.643	$11.502	$9.183	$9.473	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	38	40	50	50	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.710	$25.130	$20.647	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496
Accumulation Unit Value at end of period	$31.099	$23.710	$25.130	$20.647	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	19	19	24	34	43	66	57	54
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.063	$24.493	$20.164	$18.833	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395
Accumulation Unit Value at end of period	$30.190	$23.063	$24.493	$20.164	$18.833	$18.975	$17.487	$13.426	$11.627	$11.862
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	6	6	6	7	12	11	10
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.746	$24.181	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345
Accumulation Unit Value at end of period	$29.745	$22.746	$24.181	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	19	21	21	32	38	21	25	24
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.589	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320
Accumulation Unit Value at end of period	$29.525	$22.589	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759
Number of Accumulation Units outstanding at end of period (in thousands)	24	22	31	32	36	46	55	54	83	120
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.125	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245
Accumulation Unit Value at end of period	$28.875	$22.125	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	17	29	27	35	51	59	95	110
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.125	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245
Accumulation Unit Value at end of period	$28.875	$22.125	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	17	29	27	35	51	59	95	110
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.670	$23.118	$19.117	$17.937	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171
Accumulation Unit Value at end of period	$28.239	$21.670	$23.118	$19.117	$17.937	$18.153	$16.805	$12.960	$11.275	$11.555
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	6	6	8	8	9	15	11	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.372	$22.823	$18.892	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122
Accumulation Unit Value at end of period	$27.824	$21.372	$22.823	$18.892	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487
Number of Accumulation Units outstanding at end of period (in thousands)	20	17	21	14	19	21	21	19	13	9
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.225	$22.677	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097
Accumulation Unit Value at end of period	$27.618	$21.225	$22.677	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	14	14	15	20	18	44	40	47
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976
Accumulation Unit Value at end of period	$26.612	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	14	13	13	14	15	8	1	1

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.348	$14.703	$14.267	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697
Accumulation Unit Value at end of period	$15.601	$14.348	$14.703	$14.267	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402
Number of Accumulation Units outstanding at end of period (in thousands)	1,613	1,771	2,090	2,214	2,412	2,922	3,769	1,413	1,353	1,358
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.957	$14.331	$13.934	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585
Accumulation Unit Value at end of period	$15.145	$13.957	$14.331	$13.934	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259
Number of Accumulation Units outstanding at end of period (in thousands)	24	26	34	41	47	50	64	101	109	99
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.766	$14.148	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530
Accumulation Unit Value at end of period	$14.923	$13.766	$14.148	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188
Number of Accumulation Units outstanding at end of period (in thousands)	151	162	206	198	241	337	402	332	400	371
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.671	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502
Accumulation Unit Value at end of period	$14.812	$13.671	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152
Number of Accumulation Units outstanding at end of period (in thousands)	546	583	708	839	1,047	1,236	1,677	780	773	921
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.391	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419
Accumulation Unit Value at end of period	$14.487	$13.391	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047
Number of Accumulation Units outstanding at end of period (in thousands)	179	157	179	245	289	374	504	765	975	968
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.391	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419
Accumulation Unit Value at end of period	$14.487	$13.391	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047
Number of Accumulation Units outstanding at end of period (in thousands)	179	157	179	245	289	374	504	765	975	968
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.116	$13.528	$13.212	$12.932	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337
Accumulation Unit Value at end of period	$14.169	$13.116	$13.528	$13.212	$12.932	$13.233	$12.755	$13.148	$12.495	$11.942
Number of Accumulation Units outstanding at end of period (in thousands)	233	270	313	318	342	407	481	303	336	367
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.936	$13.356	$13.057	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282
Accumulation Unit Value at end of period	$13.960	$12.936	$13.356	$13.057	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873
Number of Accumulation Units outstanding at end of period (in thousands)	145	189	207	191	157	151	118	139	137	64
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.847	$13.271	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255
Accumulation Unit Value at end of period	$13.857	$12.847	$13.271	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838
Number of Accumulation Units outstanding at end of period (in thousands)	58	68	81	88	101	108	132	215	302	433
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121
Accumulation Unit Value at end of period	$13.353	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668
Number of Accumulation Units outstanding at end of period (in thousands)	101	81	94	83	86	78	84	147	132	84

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.420	$25.149	$22.699	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278
Accumulation Unit Value at end of period	$27.816	$23.420	$25.149	$22.699	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485
Number of Accumulation Units outstanding at end of period (in thousands)	894	1,055	1,196	1,389	1,646	2,183	2,948	4,675	5,379	5,949
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.048	$22.648	$20.482	$19.068	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065
Accumulation Unit Value at end of period	$24.949	$21.048	$22.648	$20.482	$19.068	$19.438	$18.195	$15.523	$14.170	$14.141
Number of Accumulation Units outstanding at end of period (in thousands)	70	85	106	142	176	213	290	421	542	605
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.642	$22.233	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928
Accumulation Unit Value at end of period	$24.443	$20.642	$22.233	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980
Number of Accumulation Units outstanding at end of period (in thousands)	304	343	388	437	498	632	846	1,106	1,336	1,541
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.427	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222
Accumulation Unit Value at end of period	$22.993	$19.427	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210
Number of Accumulation Units outstanding at end of period (in thousands)	719	812	900	1,019	1,135	1,371	1,702	2,482	3,066	3,786
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.903	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054
Accumulation Unit Value at end of period	$22.339	$18.903	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008
Number of Accumulation Units outstanding at end of period (in thousands)	644	736	929	1,211	1,533	2,139	2,903	4,280	5,555	6,223
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.903	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054
Accumulation Unit Value at end of period	$22.339	$18.903	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008
Number of Accumulation Units outstanding at end of period (in thousands)	644	736	929	1,211	1,533	2,139	2,903	4,280	5,555	6,223
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.348	$20.913	$18.998	$17.766	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506
Accumulation Unit Value at end of period	$22.831	$19.348	$20.913	$18.998	$17.766	$18.193	$17.106	$14.660	$13.443	$13.476
Number of Accumulation Units outstanding at end of period (in thousands)	270	309	344	380	445	529	651	850	1,144	1,457
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.173	$20.744	$18.864	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505
Accumulation Unit Value at end of period	$22.602	$19.173	$20.744	$18.864	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461
Number of Accumulation Units outstanding at end of period (in thousands)	373	437	473	570	595	823	921	795	620	395
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.877	$20.435	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367
Accumulation Unit Value at end of period	$22.242	$18.877	$20.435	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306
Number of Accumulation Units outstanding at end of period (in thousands)	200	226	264	316	394	504	741	997	1,244	1,582
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537
Accumulation Unit Value at end of period	$20.237	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382
Number of Accumulation Units outstanding at end of period (in thousands)	178	197	211	226	240	267	308	310	305	213

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.817	$34.740	$29.929	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962
Accumulation Unit Value at end of period	$39.465	$30.817	$34.740	$29.929	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464
Number of Accumulation Units outstanding at end of period (in thousands)	233	278	313	373	450	585	779	889	1,047	1,138
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$29.866	$33.736	$29.122	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764
Accumulation Unit Value at end of period	$38.171	$29.866	$33.736	$29.122	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	14	18	24	27	43	72	99	97
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$29.402	$33.245	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666
Accumulation Unit Value at end of period	$37.540	$29.402	$33.245	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090
Number of Accumulation Units outstanding at end of period (in thousands)	42	44	54	70	77	103	142	175	222	239
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.172	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617
Accumulation Unit Value at end of period	$37.228	$29.172	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028
Number of Accumulation Units outstanding at end of period (in thousands)	142	179	229	252	314	366	471	584	658	800
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.495	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471
Accumulation Unit Value at end of period	$36.309	$28.495	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845
Number of Accumulation Units outstanding at end of period (in thousands)	72	107	145	160	200	267	358	505	632	733
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.495	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471
Accumulation Unit Value at end of period	$36.309	$28.495	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845
Number of Accumulation Units outstanding at end of period (in thousands)	72	107	145	160	200	267	358	505	632	733
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.833	$31.581	$27.385	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327
Accumulation Unit Value at end of period	$35.412	$27.833	$31.581	$27.385	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663
Number of Accumulation Units outstanding at end of period (in thousands)	53	55	66	84	90	106	139	152	210	233
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.400	$31.121	$27.013	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232
Accumulation Unit Value at end of period	$34.827	$27.400	$31.121	$27.013	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544
Number of Accumulation Units outstanding at end of period (in thousands)	78	77	89	97	99	133	130	83	75	49
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.186	$30.893	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185
Accumulation Unit Value at end of period	$34.538	$27.186	$30.893	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484
Number of Accumulation Units outstanding at end of period (in thousands)	29	33	43	53	59	75	108	187	223	252
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950
Accumulation Unit Value at end of period	$33.128	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190
Number of Accumulation Units outstanding at end of period (in thousands)	33	41	46	57	60	64	67	48	54	36

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Core Plus Fixed Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.177	$11.433	$10.944	$10.478	$10.710	$10.092	$9.896	$—	$—	$—
Accumulation Unit Value at end of period	$12.198	$11.177	$11.433	$10.944	$10.478	$10.710	$10.092	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$11.055	$11.331	$10.867	$10.426	$10.678	$10.082	$9.892	$—	$—	$—
Accumulation Unit Value at end of period	$12.040	$11.055	$11.331	$10.867	$10.426	$10.678	$10.082	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.994	$11.280	$10.829	$10.400	$10.662	$10.077	$9.890	$—	$—	$—
Accumulation Unit Value at end of period	$11.962	$10.994	$11.280	$10.829	$10.400	$10.662	$10.077	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.874	$11.178	$10.753	$10.348	$10.629	$10.066	$9.886	$—	$—	$—
Accumulation Unit Value at end of period	$11.807	$10.874	$11.178	$10.753	$10.348	$10.629	$10.066	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.874	$11.178	$10.753	$10.348	$10.629	$10.066	$9.886	$—	$—	$—
Accumulation Unit Value at end of period	$11.807	$10.874	$11.178	$10.753	$10.348	$10.629	$10.066	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.725	$11.053	$10.659	$10.283	$10.589	$10.053	$9.881	$—	$—	$—
Accumulation Unit Value at end of period	$11.616	$10.725	$11.053	$10.659	$10.283	$10.589	$10.053	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.695	$11.028	$10.641	$10.270	$10.581	$10.051	$9.880	$—	$—	$—
Accumulation Unit Value at end of period	$11.579	$10.695	$11.028	$10.641	$10.270	$10.581	$10.051	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.549	$10.904	$10.548	$10.206	$10.541	$10.038	$9.875	$—	$—	$—
Accumulation Unit Value at end of period	$11.392	$10.549	$10.904	$10.548	$10.206	$10.541	$10.038	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.877	$20.666	$14.667	$15.158	$13.721	$13.110	$11.224	$—	$—	$—
Accumulation Unit Value at end of period	$28.376	$21.877	$20.666	$14.667	$15.158	$13.721	$13.110	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	7	6	6	7	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.637	$20.481	$14.564	$15.082	$13.680	$13.096	$11.219	$—	$—	$—
Accumulation Unit Value at end of period	$28.009	$21.637	$20.481	$14.564	$15.082	$13.680	$13.096	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.518	$20.389	$14.513	$15.044	$13.659	$13.090	$11.217	$—	$—	$—
Accumulation Unit Value at end of period	$27.827	$21.518	$20.389	$14.513	$15.044	$13.659	$13.090	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.283	$20.206	$14.411	$14.968	$13.618	$13.076	$11.212	$—	$—	$—
Accumulation Unit Value at end of period	$27.468	$21.283	$20.206	$14.411	$14.968	$13.618	$13.076	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.283	$20.206	$14.411	$14.968	$13.618	$13.076	$11.212	$—	$—	$—
Accumulation Unit Value at end of period	$27.468	$21.283	$20.206	$14.411	$14.968	$13.618	$13.076	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.991	$19.979	$14.286	$14.875	$13.567	$13.060	$11.207	$—	$—	$—
Accumulation Unit Value at end of period	$27.024	$20.991	$19.979	$14.286	$14.875	$13.567	$13.060	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.934	$19.934	$14.260	$14.856	$13.556	$13.056	$11.206	$—	$—	$—
Accumulation Unit Value at end of period	$26.936	$20.934	$19.934	$14.260	$14.856	$13.556	$13.056	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.647	$19.711	$14.136	$14.763	$13.505	$13.040	$11.200	$—	$—	$—
Accumulation Unit Value at end of period	$26.502	$20.647	$19.711	$14.136	$14.763	$13.505	$13.040	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.283	$2.494	$2.151	$1.964	$2.144	$2.219	$1.705	$1.409	$1.442	$1.127
Accumulation Unit Value at end of period	$2.794	$2.283	$2.494	$2.151	$1.964	$2.144	$2.219	$1.705	$1.409	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	237	264	297	376	491	740	546	690	754	833
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.221	$2.430	$2.100	$1.922	$2.102	$2.180	$1.678	$1.390	$1.425	$1.116
Accumulation Unit Value at end of period	$2.712	$2.221	$2.430	$2.100	$1.922	$2.102	$2.180	$1.678	$1.390	$1.425
Number of Accumulation Units outstanding at end of period (in thousands)	33	40	54	66	93	111	75	140	152	196
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.186	$2.394	$2.071	$1.897	$2.078	$2.157	$1.662	$1.378	$1.414	$1.109
Accumulation Unit Value at end of period	$2.666	$2.186	$2.394	$2.071	$1.897	$2.078	$2.157	$1.662	$1.378	$1.414
Number of Accumulation Units outstanding at end of period (in thousands)	98	111	154	171	212	296	258	287	318	343
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.124	$2.331	$2.020	$1.854	$2.034	$2.116	$1.634	$1.357	$1.395	$1.097
Accumulation Unit Value at end of period	$2.585	$2.124	$2.331	$2.020	$1.854	$2.034	$2.116	$1.634	$1.357	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	60	72	103	126	149	379	221	266	304	345
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.124	$2.331	$2.020	$1.854	$2.034	$2.116	$1.634	$1.357	$1.395	$1.097
Accumulation Unit Value at end of period	$2.585	$2.124	$2.331	$2.020	$1.854	$2.034	$2.116	$1.634	$1.357	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	60	72	103	126	149	379	221	266	304	345
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.150	$28.771	$25.001	$23.001	$25.303	$26.384	$20.424	$17.009	$17.529	$13.812
Accumulation Unit Value at end of period	$31.753	$26.150	$28.771	$25.001	$23.001	$25.303	$26.384	$20.424	$17.009	$17.529
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	4	4	4	2	4	3	3	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.033	$2.238	$1.946	$1.791	$1.971	$2.057	$1.593	$1.327	$1.368	$1.079
Accumulation Unit Value at end of period	$2.468	$2.033	$2.238	$1.946	$1.791	$1.971	$2.057	$1.593	$1.327	$1.368
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	8	9	42	57	61
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.961	$2.164	$1.886	$1.740	$1.920	$2.008	$1.559	$1.302	$1.346	$1.064
Accumulation Unit Value at end of period	$2.374	$1.961	$2.164	$1.886	$1.740	$1.920	$2.008	$1.559	$1.302	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	6	7	11	11	11

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Rational Trend Aggregation VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.027	$2.153	$2.217	$2.101	$2.197	$2.021	$1.708	$1.553	$1.470	$1.294
Accumulation Unit Value at end of period	$2.145	$2.027	$2.153	$2.217	$2.101	$2.197	$2.021	$1.708	$1.553	$1.470
Number of Accumulation Units outstanding at end of period (in thousands)	212	257	278	298	378	538	1,103	1,100	1,122	993
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.971	$2.098	$2.165	$2.056	$2.154	$1.986	$1.681	$1.532	$1.453	$1.282
Accumulation Unit Value at end of period	$2.083	$1.971	$2.098	$2.165	$2.056	$2.154	$1.986	$1.681	$1.532	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	74	76	90	95	136	207	134	174	189	204
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.955	$2.083	$2.152	$2.045	$2.145	$1.979	$1.677	$1.530	$1.453	$1.283
Accumulation Unit Value at end of period	$2.064	$1.955	$2.083	$2.152	$2.045	$2.145	$1.979	$1.677	$1.530	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	96	102	139	155	209	344	423	362	377	481
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.926	$20.203	$20.912	$19.915	$20.927	$19.351	$16.432	$15.017	$14.287	$12.642
Accumulation Unit Value at end of period	$19.935	$18.926	$20.203	$20.912	$19.915	$20.927	$19.351	$16.432	$15.017	$14.287
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	10	11	34	37	44	59	72
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.926	$20.203	$20.912	$19.915	$20.927	$19.351	$16.432	$15.017	$14.287	$12.642
Accumulation Unit Value at end of period	$19.935	$18.926	$20.203	$20.912	$19.915	$20.927	$19.351	$16.432	$15.017	$14.287
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	10	11	34	37	44	59	72
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.980	$21.381	$22.187	$21.182	$22.314	$20.685	$17.609	$16.133	$15.387	$13.649
Accumulation Unit Value at end of period	$20.992	$19.980	$21.381	$22.187	$21.182	$22.314	$20.685	$17.609	$16.133	$15.387
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	4	4	4	6	5	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.803	$1.930	$2.004	$1.914	$2.017	$1.871	$1.593	$1.461	$1.394	$1.237
Accumulation Unit Value at end of period	$1.893	$1.803	$1.930	$2.004	$1.914	$2.017	$1.871	$1.593	$1.461	$1.394
Number of Accumulation Units outstanding at end of period (in thousands)	3	10	11	11	12	13	15	84	109	119
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.305	$18.574	$19.333	$18.512	$19.560	$18.187	$15.529	$14.270	$13.651	$12.146
Accumulation Unit Value at end of period	$18.128	$17.305	$18.574	$19.333	$18.512	$19.560	$18.187	$15.529	$14.270	$13.651
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.834	$29.769	$21.452	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164
Accumulation Unit Value at end of period	$31.096	$24.834	$29.769	$21.452	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091
Number of Accumulation Units outstanding at end of period (in thousands)	65	74	92	99	130	163	226	323	398	474
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.790	$24.972	$18.031	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597
Accumulation Unit Value at end of period	$25.981	$20.790	$24.972	$18.031	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	14	13	14	17	28	37	44	51
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.389	$24.514	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382
Accumulation Unit Value at end of period	$25.454	$20.389	$24.514	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	38	47	54	64	96	123	132	144
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.403	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505
Accumulation Unit Value at end of period	$30.450	$24.403	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388
Number of Accumulation Units outstanding at end of period (in thousands)	64	74	94	99	106	131	165	241	296	376
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.744	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167
Accumulation Unit Value at end of period	$29.583	$23.744	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955
Number of Accumulation Units outstanding at end of period (in thousands)	31	43	51	61	76	101	157	274	382	588
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.744	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167
Accumulation Unit Value at end of period	$29.583	$23.744	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955
Number of Accumulation Units outstanding at end of period (in thousands)	31	43	51	61	76	101	157	274	382	588
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.111	$23.058	$16.725	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716
Accumulation Unit Value at end of period	$23.775	$19.111	$23.058	$16.725	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771
Number of Accumulation Units outstanding at end of period (in thousands)	28	30	33	42	49	67	71	114	138	176
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.938	$22.873	$16.607	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714
Accumulation Unit Value at end of period	$23.537	$18.938	$22.873	$16.607	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747
Number of Accumulation Units outstanding at end of period (in thousands)	35	32	43	37	34	42	46	50	72	67
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.646	$22.531	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497
Accumulation Unit Value at end of period	$23.162	$18.646	$22.531	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	28	43	48	56	87	93	118	159
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131
Accumulation Unit Value at end of period	$26.800	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	19	18	18	25	23	25	25	18

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.401	$17.263	$14.994	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138
Accumulation Unit Value at end of period	$15.988	$14.401	$17.263	$14.994	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051
Number of Accumulation Units outstanding at end of period (in thousands)	795	847	878	1,049	1,200	1,375	1,662	2,198	2,603	2,772
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.339	$16.022	$13.944	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390
Accumulation Unit Value at end of period	$14.780	$13.339	$16.022	$13.944	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225
Number of Accumulation Units outstanding at end of period (in thousands)	94	98	108	127	167	200	241	333	399	430
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.081	$15.728	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260
Accumulation Unit Value at end of period	$14.480	$13.081	$15.728	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074
Number of Accumulation Units outstanding at end of period (in thousands)	183	197	219	251	282	320	398	543	659	726
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.455	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726
Accumulation Unit Value at end of period	$13.780	$12.455	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498
Number of Accumulation Units outstanding at end of period (in thousands)	383	412	443	514	629	721	870	1,051	1,310	1,625
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.119	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565
Accumulation Unit Value at end of period	$13.387	$12.119	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	461	494	559	706	850	992	1,265	1,990	2,671	3,346
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.119	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565
Accumulation Unit Value at end of period	$13.387	$12.119	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	461	494	559	706	850	992	1,265	1,990	2,671	3,346
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.261	$14.794	$12.934	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860
Accumulation Unit Value at end of period	$13.525	$12.261	$14.794	$12.934	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602
Number of Accumulation Units outstanding at end of period (in thousands)	148	152	168	199	230	260	293	403	543	700
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.151	$14.675	$12.842	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859
Accumulation Unit Value at end of period	$13.389	$12.151	$14.675	$12.842	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589
Number of Accumulation Units outstanding at end of period (in thousands)	274	280	319	326	339	343	337	352	446	294
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.963	$14.455	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728
Accumulation Unit Value at end of period	$13.176	$11.963	$14.455	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444
Number of Accumulation Units outstanding at end of period (in thousands)	189	200	224	275	323	355	443	664	903	1,085
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069
Accumulation Unit Value at end of period	$12.128	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715
Number of Accumulation Units outstanding at end of period (in thousands)	129	138	141	154	167	170	205	229	233	151

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.867	$21.268	$18.191	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684
Accumulation Unit Value at end of period	$20.298	$17.867	$21.268	$18.191	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440
Number of Accumulation Units outstanding at end of period (in thousands)	927	1,068	1,250	1,453	1,771	2,228	2,931	4,362	5,449	6,447
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.145	$19.257	$16.504	$15.291	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670
Accumulation Unit Value at end of period	$18.306	$16.145	$19.257	$16.504	$15.291	$16.607	$17.356	$13.474	$11.303	$12.341
Number of Accumulation Units outstanding at end of period (in thousands)	119	134	156	178	215	261	374	502	641	796
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.833	$18.904	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548
Accumulation Unit Value at end of period	$17.934	$15.833	$18.904	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199
Number of Accumulation Units outstanding at end of period (in thousands)	178	205	244	252	288	348	427	539	683	822
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.544	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389
Accumulation Unit Value at end of period	$17.598	$15.544	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025
Number of Accumulation Units outstanding at end of period (in thousands)	472	559	647	759	915	1,121	1,364	1,931	2,394	3,127
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.125	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232
Accumulation Unit Value at end of period	$17.097	$15.125	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841
Number of Accumulation Units outstanding at end of period (in thousands)	604	722	918	1,223	1,514	2,027	2,824	4,006	5,521	6,857
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.125	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232
Accumulation Unit Value at end of period	$17.097	$15.125	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841
Number of Accumulation Units outstanding at end of period (in thousands)	604	722	918	1,223	1,514	2,027	2,824	4,006	5,521	6,857
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.841	$17.781	$15.308	$14.247	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171
Accumulation Unit Value at end of period	$16.752	$14.841	$17.781	$15.308	$14.247	$15.543	$16.317	$12.724	$10.722	$11.760
Number of Accumulation Units outstanding at end of period (in thousands)	145	173	189	225	272	332	402	493	689	875
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.707	$17.638	$15.200	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170
Accumulation Unit Value at end of period	$16.583	$14.707	$17.638	$15.200	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747
Number of Accumulation Units outstanding at end of period (in thousands)	323	345	381	432	474	518	514	350	353	240
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.480	$17.375	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047
Accumulation Unit Value at end of period	$16.320	$14.480	$17.375	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612
Number of Accumulation Units outstanding at end of period (in thousands)	146	185	222	266	317	374	498	715	957	1,155
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750
Accumulation Unit Value at end of period	$15.488	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272
Number of Accumulation Units outstanding at end of period (in thousands)	75	103	109	115	125	130	114	83	107	116

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.440	$33.199	$26.059	$24.537	$25.240	$25.492	$17.968	$15.469	$15.613	$11.675
Accumulation Unit Value at end of period	$41.752	$30.440	$33.199	$26.059	$24.537	$25.240	$25.492	$17.968	$15.469	$15.613
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$29.625	$32.374	$25.462	$24.023	$24.761	$25.059	$17.698	$15.266	$15.440	$11.569
Accumulation Unit Value at end of period	$40.552	$29.625	$32.374	$25.462	$24.023	$24.761	$25.059	$17.698	$15.266	$15.440
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$29.225	$31.969	$25.169	$23.770	$24.525	$24.844	$17.564	$15.166	$15.354	$11.516
Accumulation Unit Value at end of period	$39.965	$29.225	$31.969	$25.169	$23.770	$24.525	$24.844	$17.564	$15.166	$15.354
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.442	$31.175	$24.593	$23.273	$24.059	$24.422	$17.300	$14.968	$15.183	$11.411
Accumulation Unit Value at end of period	$38.816	$28.442	$31.175	$24.593	$23.273	$24.059	$24.422	$17.300	$14.968	$15.183
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.442	$31.175	$24.593	$23.273	$24.059	$24.422	$17.300	$14.968	$15.183	$11.411
Accumulation Unit Value at end of period	$38.816	$28.442	$31.175	$24.593	$23.273	$24.059	$24.422	$17.300	$14.968	$15.183
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.183	$37.561	$29.705	$28.180	$29.206	$29.720	$21.106	$18.306	$18.616	$14.026
Accumulation Unit Value at end of period	$46.535	$34.183	$37.561	$29.705	$28.180	$29.206	$29.720	$21.106	$18.306	$18.616
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.306	$30.020	$23.753	$22.545	$23.377	$23.801	$16.910	$14.675	$14.931	$11.255
Accumulation Unit Value at end of period	$37.155	$27.306	$30.020	$23.753	$22.545	$23.377	$23.801	$16.910	$14.675	$14.931
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.164	$36.551	$28.992	$27.588	$28.677	$29.270	$20.848	$18.138	$18.500	$13.980
Accumulation Unit Value at end of period	$45.013	$33.164	$36.551	$28.992	$27.588	$28.677	$29.270	$20.848	$18.138	$18.500
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.262	$2.361	$2.132	$2.007	$2.009	$1.725	$1.462	$1.311	$1.248	$1.116
Accumulation Unit Value at end of period	$2.681	$2.262	$2.361	$2.132	$2.007	$2.009	$1.725	$1.462	$1.311	$1.248
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.192	$2.293	$2.075	$1.957	$1.963	$1.689	$1.434	$1.288	$1.229	$1.101
Accumulation Unit Value at end of period	$2.594	$2.192	$2.293	$2.075	$1.957	$1.963	$1.689	$1.434	$1.288	$1.229
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.150	$2.251	$2.039	$1.925	$1.933	$1.665	$1.415	$1.272	$1.215	$1.090
Accumulation Unit Value at end of period	$2.541	$2.150	$2.251	$2.039	$1.925	$1.933	$1.665	$1.415	$1.272	$1.215
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.080	$2.182	$1.980	$1.874	$1.885	$1.627	$1.385	$1.248	$1.194	$1.074
Accumulation Unit Value at end of period	$2.453	$2.080	$2.182	$1.980	$1.874	$1.885	$1.627	$1.385	$1.248	$1.194
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.080	$2.182	$1.980	$1.874	$1.885	$1.627	$1.385	$1.248	$1.194	$1.074
Accumulation Unit Value at end of period	$2.453	$2.080	$2.182	$1.980	$1.874	$1.885	$1.627	$1.385	$1.248	$1.194
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	10	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.333	$23.490	$21.370	$20.269	$20.444	$17.684	$15.096	$13.638	$13.080	$11.790
Accumulation Unit Value at end of period	$26.278	$22.333	$23.490	$21.370	$20.269	$20.444	$17.684	$15.096	$13.638	$13.080
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.979	$2.082	$1.895	$1.798	$1.815	$1.571	$1.341	$1.213	$1.163	$1.049
Accumulation Unit Value at end of period	$2.327	$1.979	$2.082	$1.895	$1.798	$1.815	$1.571	$1.341	$1.213	$1.163
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.668	$22.858	$20.858	$19.843	$20.074	$17.416	$14.912	$13.513	$12.998	$11.752
Accumulation Unit Value at end of period	$25.418	$21.668	$22.858	$20.858	$19.843	$20.074	$17.416	$14.912	$13.513	$12.998
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT International Equity Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.917	$2.337	$1.897	$1.862	$1.845	$1.975	$1.669	$1.488	$1.729	$—
Accumulation Unit Value at end of period	$2.184	$1.917	$2.337	$1.897	$1.862	$1.845	$1.975	$1.669	$1.488	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	96	107	123	141	186	205	177	183	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.864	$2.277	$1.853	$1.822	$1.809	$1.940	$1.643	$1.468	$1.709	$—
Accumulation Unit Value at end of period	$2.120	$1.864	$2.277	$1.853	$1.822	$1.809	$1.940	$1.643	$1.468	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	6	13	15	33	28	27	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.126	$1.377	$1.121	$1.104	$1.097	$1.178	$0.999	$0.893	$1.041	$—
Accumulation Unit Value at end of period	$1.280	$1.126	$1.377	$1.121	$1.104	$1.097	$1.178	$0.999	$0.893	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	44	51	89	91	110	131	120	120	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.789	$2.191	$1.788	$1.764	$1.756	$1.889	$1.605	$1.438	$1.680	$—
Accumulation Unit Value at end of period	$2.028	$1.789	$2.191	$1.788	$1.764	$1.756	$1.889	$1.605	$1.438	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	37	39	44	49	57	60	87	94	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.789	$2.191	$1.788	$1.764	$1.756	$1.889	$1.605	$1.438	$1.680	$—
Accumulation Unit Value at end of period	$2.028	$1.789	$2.191	$1.788	$1.764	$1.756	$1.889	$1.605	$1.438	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	37	39	44	49	57	60	87	94	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.621	$17.959	$14.689	$14.528	$14.503	$15.640	$13.317	$11.962	$14.008	$—
Accumulation Unit Value at end of period	$16.537	$14.621	$17.959	$14.689	$14.528	$14.503	$15.640	$13.317	$11.962	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	1	1	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.034	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$0.994	$—
Accumulation Unit Value at end of period	$1.169	$1.034	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	9	15	14	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.185	$17.475	$14.336	$14.222	$14.240	$15.403	$13.154	$11.852	$13.920	$—
Accumulation Unit Value at end of period	$15.995	$14.185	$17.475	$14.336	$14.222	$14.240	$15.403	$13.154	$11.852	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT International Equity Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.235	$16.216	$13.219	$12.972	$12.915	$13.831	$11.730	$10.477	$12.193	$10.086
Accumulation Unit Value at end of period	$15.080	$13.235	$16.216	$13.219	$12.972	$12.915	$13.831	$11.730	$10.477	$12.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.011	$15.974	$13.048	$12.829	$12.799	$13.734	$11.671	$10.445	$12.180	$10.085
Accumulation Unit Value at end of period	$14.795	$13.011	$15.974	$13.048	$12.829	$12.799	$13.734	$11.671	$10.445	$12.180
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.900	$15.855	$12.963	$12.758	$12.741	$13.686	$11.641	$10.429	$12.174	$10.084
Accumulation Unit Value at end of period	$14.655	$12.900	$15.855	$12.963	$12.758	$12.741	$13.686	$11.641	$10.429	$12.174
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.682	$15.618	$12.795	$12.618	$12.627	$13.590	$11.583	$10.397	$12.161	$10.083
Accumulation Unit Value at end of period	$14.378	$12.682	$15.618	$12.795	$12.618	$12.627	$13.590	$11.583	$10.397	$12.161
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.682	$15.618	$12.795	$12.618	$12.627	$13.590	$11.583	$10.397	$12.161	$10.083
Accumulation Unit Value at end of period	$14.378	$12.682	$15.618	$12.795	$12.618	$12.627	$13.590	$11.583	$10.397	$12.161
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.415	$15.327	$12.588	$12.445	$12.485	$13.471	$11.510	$10.358	$12.145	$10.081
Accumulation Unit Value at end of period	$14.040	$12.415	$15.327	$12.588	$12.445	$12.485	$13.471	$11.510	$10.358	$12.145
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.362	$15.269	$12.547	$12.411	$12.456	$13.447	$11.495	$10.350	$12.142	$10.081
Accumulation Unit Value at end of period	$13.973	$12.362	$15.269	$12.547	$12.411	$12.456	$13.447	$11.495	$10.350	$12.142
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.102	$14.985	$12.344	$12.241	$12.316	$13.329	$11.423	$10.310	$12.126	$10.079
Accumulation Unit Value at end of period	$13.645	$12.102	$14.985	$12.344	$12.241	$12.316	$13.329	$11.423	$10.310	$12.126
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Omega Growth Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.356	$2.376	$1.784	$1.795	$1.790	$1.743	$1.260	$1.058	$1.133	$0.958
Accumulation Unit Value at end of period	$3.194	$2.356	$2.376	$1.784	$1.795	$1.790	$1.743	$1.260	$1.058	$1.133
Number of Accumulation Units outstanding at end of period (in thousands)	31	35	38	56	79	102	211	230	77	78
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.292	$2.316	$1.743	$1.756	$1.755	$1.713	$1.241	$1.043	$1.120	$0.949
Accumulation Unit Value at end of period	$3.100	$2.292	$2.316	$1.743	$1.756	$1.755	$1.713	$1.241	$1.043	$1.120
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	20	23	23	28	29	29
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.742	$1.762	$1.327	$1.339	$1.339	$1.308	$0.949	$0.799	$0.858	$0.728
Accumulation Unit Value at end of period	$2.354	$1.742	$1.762	$1.327	$1.339	$1.339	$1.308	$0.949	$0.799	$0.858
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	15	159	161	170	173	382	324	254
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.199	$2.228	$1.682	$1.700	$1.704	$1.668	$1.212	$1.022	$1.100	$0.936
Accumulation Unit Value at end of period	$2.965	$2.199	$2.228	$1.682	$1.700	$1.704	$1.668	$1.212	$1.022	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	32	24	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.199	$2.228	$1.682	$1.700	$1.704	$1.668	$1.212	$1.022	$1.100	$0.936
Accumulation Unit Value at end of period	$2.965	$2.199	$2.228	$1.682	$1.700	$1.704	$1.668	$1.212	$1.022	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	32	24	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.456	$35.005	$26.489	$26.846	$26.978	$26.469	$19.277	$16.302	$17.590	$14.996
Accumulation Unit Value at end of period	$46.358	$34.456	$35.005	$26.489	$26.846	$26.978	$26.469	$19.277	$16.302	$17.590
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.599	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699
Accumulation Unit Value at end of period	$2.150	$1.599	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.429	$34.064	$25.854	$26.281	$26.490	$26.068	$19.042	$16.152	$17.480	$14.947
Accumulation Unit Value at end of period	$44.841	$33.429	$34.064	$25.854	$26.281	$26.490	$26.068	$19.042	$16.152	$17.480
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Omega Growth Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.719	$25.997	$19.577	$19.741	$19.744	$19.267	$13.961	$11.754	$12.613	$10.000
Accumulation Unit Value at end of period	$34.775	$25.719	$25.997	$19.577	$19.741	$19.744	$19.267	$13.961	$11.754	$12.613
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.288	$25.612	$19.326	$19.527	$19.569	$19.135	$13.893	$11.720	$12.601	$10.000
Accumulation Unit Value at end of period	$34.124	$25.288	$25.612	$19.326	$19.527	$19.569	$19.135	$13.893	$11.720	$12.601
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.075	$25.422	$19.202	$19.421	$19.482	$19.069	$13.859	$11.703	$12.595	$10.000
Accumulation Unit Value at end of period	$33.803	$25.075	$25.422	$19.202	$19.421	$19.482	$19.069	$13.859	$11.703	$12.595
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.655	$25.046	$18.955	$19.210	$19.309	$18.938	$13.791	$11.669	$12.584	$10.000
Accumulation Unit Value at end of period	$33.170	$24.655	$25.046	$18.955	$19.210	$19.309	$18.938	$13.791	$11.669	$12.584
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.655	$25.046	$18.955	$19.210	$19.309	$18.938	$13.791	$11.669	$12.584	$10.000
Accumulation Unit Value at end of period	$33.170	$24.655	$25.046	$18.955	$19.210	$19.309	$18.938	$13.791	$11.669	$12.584
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.139	$24.584	$18.652	$18.950	$19.096	$18.775	$13.707	$11.627	$12.570	$10.000
Accumulation Unit Value at end of period	$32.395	$24.139	$24.584	$18.652	$18.950	$19.096	$18.775	$13.707	$11.627	$12.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.038	$24.493	$18.592	$18.898	$19.053	$18.743	$13.690	$11.618	$12.567	$10.000
Accumulation Unit Value at end of period	$32.243	$24.038	$24.493	$18.592	$18.898	$19.053	$18.743	$13.690	$11.618	$12.567
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.535	$24.041	$18.295	$18.643	$18.842	$18.582	$13.606	$11.576	$12.553	$10.000
Accumulation Unit Value at end of period	$31.490	$23.535	$24.041	$18.295	$18.643	$18.842	$18.582	$13.606	$11.576	$12.553
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.674	$21.426	$17.989	$16.204	$16.906	$15.479	$11.977	$10.483	$10.000	$—
Accumulation Unit Value at end of period	$25.585	$19.674	$21.426	$17.989	$16.204	$16.906	$15.479	$11.977	$10.483	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	4	3	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.387	$21.156	$17.798	$16.064	$16.794	$15.407	$11.945	$10.476	$10.000	$—
Accumulation Unit Value at end of period	$25.162	$19.387	$21.156	$17.798	$16.064	$16.794	$15.407	$11.945	$10.476	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	16	19	27	30	34	45	48	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.245	$21.022	$17.703	$15.995	$16.738	$15.371	$11.929	$10.473	$10.000	$—
Accumulation Unit Value at end of period	$24.953	$19.245	$21.022	$17.703	$15.995	$16.738	$15.371	$11.929	$10.473	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	87	116	141	174	202	229	285	336	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.965	$20.757	$17.515	$15.857	$16.626	$15.299	$11.897	$10.465	$10.000	$—
Accumulation Unit Value at end of period	$24.540	$18.965	$20.757	$17.515	$15.857	$16.626	$15.299	$11.897	$10.465	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	3	4	3	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.965	$20.757	$17.515	$15.857	$16.626	$15.299	$11.897	$10.465	$10.000	$—
Accumulation Unit Value at end of period	$24.540	$18.965	$20.757	$17.515	$15.857	$16.626	$15.299	$11.897	$10.465	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	3	4	3	7	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.620	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$10.000	$—
Accumulation Unit Value at end of period	$24.034	$18.620	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	2	—	2	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.552	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$10.000	$—
Accumulation Unit Value at end of period	$23.934	$18.552	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	3	3	7	10	20	26	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.215	$20.046	$17.008	$15.482	$16.323	$15.103	$11.810	$10.446	$10.000	$—
Accumulation Unit Value at end of period	$23.440	$18.215	$20.046	$17.008	$15.482	$16.323	$15.103	$11.810	$10.446	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	4	7	7	8	7	7	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.864	$24.959	$21.005	$18.970	$19.840	$18.211	$14.125	$12.393	$13.296	$10.890
Accumulation Unit Value at end of period	$29.656	$22.864	$24.959	$21.005	$18.970	$19.840	$18.211	$14.125	$12.393	$13.296
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.252	$24.338	$20.524	$18.573	$19.464	$17.901	$13.913	$12.231	$13.148	$10.790
Accumulation Unit Value at end of period	$28.804	$22.252	$24.338	$20.524	$18.573	$19.464	$17.901	$13.913	$12.231	$13.148
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.951	$24.034	$20.287	$18.377	$19.278	$17.748	$13.807	$12.151	$13.075	$10.741
Accumulation Unit Value at end of period	$28.387	$21.951	$24.034	$20.287	$18.377	$19.278	$17.748	$13.807	$12.151	$13.075
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.363	$23.437	$19.823	$17.993	$18.912	$17.446	$13.600	$11.992	$12.930	$10.643
Accumulation Unit Value at end of period	$27.571	$21.363	$23.437	$19.823	$17.993	$18.912	$17.446	$13.600	$11.992	$12.930
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.363	$23.437	$19.823	$17.993	$18.912	$17.446	$13.600	$11.992	$12.930	$10.643
Accumulation Unit Value at end of period	$27.571	$21.363	$23.437	$19.823	$17.993	$18.912	$17.446	$13.600	$11.992	$12.930
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.380	$32.312	$27.398	$24.931	$26.270	$24.295	$18.986	$16.783	$18.141	$14.969
Accumulation Unit Value at end of period	$37.822	$29.380	$32.312	$27.398	$24.931	$26.270	$24.295	$18.986	$16.783	$18.141
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.510	$22.569	$19.146	$17.430	$18.376	$17.003	$13.294	$11.757	$12.715	$10.497
Accumulation Unit Value at end of period	$26.391	$20.510	$22.569	$19.146	$17.430	$18.376	$17.003	$13.294	$11.757	$12.715
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.504	$31.443	$26.741	$24.406	$25.795	$23.927	$18.754	$16.628	$18.027	$14.920
Accumulation Unit Value at end of period	$36.585	$28.504	$31.443	$26.741	$24.406	$25.795	$23.927	$18.754	$16.628	$18.027
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Small Cap Growth Fund - Class 1
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.675	$23.648	$19.003	$17.817	$18.548	$19.120	$12.872	$12.068	$12.787	$10.000
Accumulation Unit Value at end of period	$29.271	$23.675	$23.648	$19.003	$17.817	$18.548	$19.120	$12.872	$12.068	$12.787
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	8	11	19	29	29	30
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.279	$23.299	$18.759	$17.624	$18.384	$18.989	$12.809	$12.033	$12.776	$10.000
Accumulation Unit Value at end of period	$28.723	$23.279	$23.299	$18.759	$17.624	$18.384	$18.989	$12.809	$12.033	$12.776
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	3	10	12	14	13
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.083	$23.126	$18.638	$17.528	$18.302	$18.923	$12.778	$12.015	$12.770	$10.000
Accumulation Unit Value at end of period	$28.453	$23.083	$23.126	$18.638	$17.528	$18.302	$18.923	$12.778	$12.015	$12.770
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	5	5	6	6	10	10	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.696	$22.784	$18.399	$17.338	$18.140	$18.793	$12.715	$11.981	$12.758	$10.000
Accumulation Unit Value at end of period	$27.920	$22.696	$22.784	$18.399	$17.338	$18.140	$18.793	$12.715	$11.981	$12.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	2	3	8	14	16	18
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.696	$22.784	$18.399	$17.338	$18.140	$18.793	$12.715	$11.981	$12.758	$10.000
Accumulation Unit Value at end of period	$27.920	$22.696	$22.784	$18.399	$17.338	$18.140	$18.793	$12.715	$11.981	$12.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	2	3	8	14	16	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.221	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744	$10.000
Accumulation Unit Value at end of period	$27.268	$22.221	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	1	1	3	2	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.128	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$10.000
Accumulation Unit Value at end of period	$27.140	$22.128	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.665	$21.869	$17.758	$16.826	$17.701	$18.440	$12.545	$11.885	$12.727	$10.000
Accumulation Unit Value at end of period	$26.506	$21.665	$21.869	$17.758	$16.826	$17.701	$18.440	$12.545	$11.885	$12.727
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	—	—	—	—	—	—

Sub-Account		As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Small Cap Growth Fund - Class 2
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.125	$3.126	$2.518	$2.368	$2.472	$2.553	$1.723	$1.619	$1.720	$1.375
Accumulation Unit Value at end of period	$3.848	$3.125	$3.126	$2.518	$2.368	$2.472	$2.553	$1.723	$1.619	$1.720
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$3.029	$3.036	$2.450	$2.309	$2.415	$2.500	$1.690	$1.591	$1.694	$1.357
Accumulation Unit Value at end of period	$3.723	$3.029	$3.036	$2.450	$2.309	$2.415	$2.500	$1.690	$1.591	$1.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.971	$2.981	$2.408	$2.272	$2.378	$2.464	$1.667	$1.572	$1.675	$1.343
Accumulation Unit Value at end of period	$3.648	$2.971	$2.981	$2.408	$2.272	$2.378	$2.464	$1.667	$1.572	$1.675
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	3	3	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.873	$2.889	$2.339	$2.211	$2.319	$2.408	$1.632	$1.542	$1.646	$1.323
Accumulation Unit Value at end of period	$3.521	$2.873	$2.889	$2.339	$2.211	$2.319	$2.408	$1.632	$1.542	$1.646
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	3	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.873	$2.889	$2.339	$2.211	$2.319	$2.408	$1.632	$1.542	$1.646	$1.323
Accumulation Unit Value at end of period	$3.521	$2.873	$2.889	$2.339	$2.211	$2.319	$2.408	$1.632	$1.542	$1.646
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	3	4	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.243	$34.518	$28.007	$26.545	$27.913	$29.051	$19.747	$18.695	$20.011	$16.120
Accumulation Unit Value at end of period	$41.858	$34.243	$34.518	$28.007	$26.545	$27.913	$29.051	$19.747	$18.695	$20.011
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.733	$2.757	$2.238	$2.122	$2.233	$2.325	$1.581	$1.498	$1.604	$1.293
Accumulation Unit Value at end of period	$3.340	$2.733	$2.757	$2.238	$2.122	$2.233	$2.325	$1.581	$1.498	$1.604
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.222	$33.590	$27.336	$25.987	$27.408	$28.611	$19.507	$18.522	$19.886	$16.067
Accumulation Unit Value at end of period	$40.489	$33.222	$33.590	$27.336	$25.987	$27.408	$28.611	$19.507	$18.522	$19.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Seven and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life Insurance Company Separate Account Seven (the “Account”), as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund
American Century VP Growth Fund
AB VPS Balanced Wealth Strategy Portfolio
AB VPS International Value Portfolio
AB VPS Small/Mid Cap Value Portfolio
AB VPS International Growth Portfolio
Invesco V.I. Value Opportunities Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Government Securities Fund
Invesco V.I. High Yield Fund
Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Balanced Risk Allocation Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Government Money Market Fund
American Century VP Mid Cap Value Fund
American Funds Global Bond Fund
American Funds Global Growth and Income Fund
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Bond Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds New World Fund
American Funds Global Small Capitalization Fund
Columbia Variable Portfolio - Small Company Growth Fund
Wells Fargo VT Omega Growth Fund
Fidelity® VIP Growth Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Value Strategies Portfolio
Fidelity® VIP Dynamic Capital Appreciation Portfolio
Fidelity® VIP Strategic Income Portfolio
Franklin Rising Dividends VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Strategic Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Templeton Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Flex Cap Growth VIP Fund
Templeton Global Bond VIP Fund
Hartford Balanced HLS Fund
Hartford Total Return Bond HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Healthcare HLS Fund
Hartford Global Growth HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap Growth HLS Fund
Hartford MidCap HLS Fund
Hartford MidCap Value HLS Fund
Hartford Ultrashort Bond HLS Fund
Hartford Small Company HLS Fund
Hartford SmallCap Growth HLS Fund
Hartford Stock HLS Fund

Hartford U.S. Government Securities HLS Fund
Hartford Value HLS Fund
Rational Trend Aggregation VA Fund
Rational Insider Buying VA Fund
Lord Abbett Fundamental Equity Fund
Lord Abbett Calibrated Dividend Growth Fund
Lord Abbett Bond Debenture Fund
Lord Abbett Growth and Income Fund
MFS® Growth Fund
MFS® Global Equity Fund
MFS® Investors Trust Fund
MFS® Mid Cap Growth Fund
MFS® New Discovery Fund
MFS® Total Return Fund
MFS® Value Fund
MFS® Total Return Bond Series
MFS® Research Fund
MFS® High Yield Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Equity Dividend V.I. Fund
Morgan Stanley VIF Core Plus Fixed Income Portfolio
Morgan Stanley VIF Growth Portfolio
Morgan Stanley VIF Discovery Portfolio (Formerly Morgan Stanley VIF Mid Cap Growth Portfolio)
Invesco V.I. American Value Fund
BlackRock Capital Appreciation V.I. Fund
Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Dividend Opportunity Fund
Columbia Variable Portfolio - Income Opportunities Fund
Columbia Variable Portfolio - Mid Cap Growth Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund (Formerly Oppenheimer Capital Appreciation Fund/VA)
Invesco Oppenheimer V.I Global Fund (Formerly Oppenheimer Global Fund/VA)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Formerly Oppenheimer Main Street Fund®/VA)
Invesco Oppenheimer V.I. Main Street Fund® (Formerly Oppenheimer Main Street Small Cap Fund/VA)
Putnam VT Diversified Income Fund
Putnam VT Global Asset Allocation Fund
Putnam VT International Value Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
Putnam VT Equity Income Fund
PIMCO All Asset Fund
PIMCO StocksPLUS® Global Portfolio
PIMCO Global Core Asset Allocation Portfolio (Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio)
Jennison 20/20 Focus Portfolio
Jennison Portfolio
Prudential Value Portfolio
Prudential SP International Growth Portfolio
ClearBridge Variable Dividend Strategy Portfolio
Western Asset Variable Global High Yield Bond Portfolio
ClearBridge Variable Large Cap Value Portfolio
Invesco V.I. Growth and Income Fund
Invesco V.I. Comstock Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Mid Cap Growth Fund
Wells Fargo VT Index Asset Allocation Fund
Wells Fargo VT International Equity Fund
Wells Fargo VT Small Cap Growth Fund
Wells Fargo VT Discovery Fund
Wells Fargo VT Opportunity Fund

Hartford Balanced HLS Fund
Hartford Total Return Bond HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Healthcare HLS Fund
Hartford Global Growth HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap Growth HLS Fund
Hartford MidCap HLS Fund
Hartford MidCap Value HLS Fund
Hartford Ultrashort Bond HLS Fund
Hartford Small Company HLS Fund
Hartford SmallCap Growth HLS Fund
Hartford Stock HLS Fund

PIMCO Global Core Asset Allocation Portfolio (Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio)
Jennison 20/20 Focus Portfolio
Jennison Portfolio
Prudential Value Portfolio
Prudential SP International Growth Portfolio
ClearBridge Variable Dividend Strategy Portfolio
Western Asset Variable Global High Yield Bond Portfolio
ClearBridge Variable Large Cap Value Portfolio
Invesco V.I. Growth and Income Fund
Invesco V.I. Comstock Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Mid Cap Growth Fund
Wells Fargo VT Index Asset Allocation Fund
Wells Fargo VT International Equity Fund
Wells Fargo VT Small Cap Growth Fund
Wells Fargo VT Discovery Fund
Wells Fargo VT Opportunity Fund

We have also audited the accompanying statements of assets and liabilities of AB VPS Growth and Income Portfolio, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVPSM- Loomis Sayles Growth Fund, Putnam VT Growth Opportunities Fund, BlackRock S&P 500 Index V.I. Fund, and BlackRock Managed Volatility V.I. Fund, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and related notes. We have also audited the AB VPS Value Portfolio statement of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AB VPS Growth and Income Portfolio	December 31, 2019	Period from April 30, 2019 to December 31, 2019	Period from April 30, 2019 to December 31, 2019	Period from April 30, 2019 to December 31, 2019
AB VPS Value Portfolio	Not Applicable	Period from January 1, 2019 to April 26, 2019	Period from January 1, 2019 to April 26, 2019 and year ended December 31, 2018 and the	Period from January 1, 2019 to April 26, 2019 and the four years in the period ended December 31, 2018
MFS® Core Equity Portfolio	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Four years in the period ended December 31, 2019 and period from January 30, 2015 to December 31, 2015
MFS® Massachusetts Investors Growth Stock Portfolio	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Four years in the period ended December 31, 2019 and period from January 30, 2015 to December 31, 2015
MFS® Research International Portfolio	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Four years in the period ended December 31, 2019 and period from January 30, 2015 to December 31, 2015

Columbia Variable Portfolio - Large Cap Growth Fund	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Three years in the period ended December 31, 2019 and period from March 18, 2016 to December 31, 2016
Columbia Variable Portfolio - Overseas Core Fund	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Three years in the period ended December 31, 2019 and period from March 18, 2016 to December 31, 2016
CTIVPSM- Loomis Sayles Growth Fund	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Three years in the period ended December 31, 2019 and period from March 18, 2016 to December 31, 2016
Putnam VT Growth Opportunities Fund	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Three years in the period ended December 31, 2019 and period from March 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2019	Year ended December 31, 2019	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018
BlackRock Managed Volatility V.I. Fund	December 31, 2019	Year ended December 31, 2019	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life Insurance Company Separate Account Seven as of December 31, 2019, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these Sub-Accounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of

December 31, 2019, by correspondence with the Sub-Accounts’ fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 16, 2020

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	3,595,925	3,878,472	1,272,621	412,327	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,455,731	77,063	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	12,673,730	24,996,656	67,824,158	324,290
class S2	—	—	—	—	—	—	—	757,439	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,455,731	77,063	3,595,925	3,878,472	1,272,621	412,327	12,673,730	25,754,095	67,824,158	324,290
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	27	1	4,774	166	100	20	7,581	26,845	34,254	19
Other assets	1	—	—	1	—	—	—	—	1	—
Total assets	1,455,759	77,064	3,600,699	3,878,639	1,272,721	412,347	12,681,311	25,780,940	67,858,413	324,309

Liabilities:
Due to Sponsor Company	27	1	4,774	166	100	20	7,581	26,845	34,254	19
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	—	1	—	1	3	—	1
Total liabilities	27	1	4,775	166	101	20	7,582	26,848	34,254	20

Net assets:
For contract liabilities	$1,455,732	$77,063	$3,595,924	$3,878,473	$1,272,620	$412,327	$12,673,729	$25,754,092	$67,824,159	$324,289

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	3,595,924	3,878,473	1,272,620	412,327	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,455,732	77,063	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	12,673,729	24,996,654	67,824,159	324,289
class S2	—	—	—	—	—	—	—	757,438	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,455,732	$77,063	$3,595,924	$3,878,473	$1,272,620	$412,327	$12,673,729	$25,754,092	$67,824,159	$324,289

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	356,032	272,365	71,818	17,811	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	123,998	4,528	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	2,263,166	715,212	5,841,874	59,943
class S2	—	—	—	—	—	—	—	21,759	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	123,998	4,528	356,032	272,365	71,818	17,811	2,263,166	736,971	5,841,874	59,943

Cost	$1,032,888	$58,882	$3,910,712	$3,663,751	$1,308,552	$317,907	$15,962,297	$22,932,368	$69,345,957	$329,032

Deferred contracts in the accumulation period:
Units owned by participants #	62,912	2,902	212,431	520,046	54,372	37,964	6,452,489	1,362,252	49,242,432	130,845
Minimum unit fair value #*	$21.501257	$26.557241	$14.070822	$6.539660	$20.026717	$8.916098	$1.709092	$1.494357	$1.181988	$1.938536
Maximum unit fair value #*	$24.371493	$26.557241	$23.044027	$14.919716	$34.753847	$17.919755	$26.141348	$26.786554	$10.074775	$22.634210
Contract liability	$1,455,732	$77,063	$3,595,924	$3,873,330	$1,272,620	$412,327	$12,517,303	$25,421,067	$66,900,507	$322,245

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	687	—	—	75,772	16,675	647,215	915
Minimum unit fair value #*	$—	$—	$—	$7.231650	$—	$—	$1.983554	$1.695648	$1.371879	$2.234887
Maximum unit fair value #*	$—	$—	$—	$7.582193	$—	$—	$2.116294	$23.097712	$1.463724	$2.234887
Contract liability	$—	$—	$—	$5,143	$—	$—	$156,426	$333,025	$923,652	$2,044

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)(2)	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	18,448,737	35,293,088
class 4	—	—	—	—	—	—	—	—	1,785,387	6,588,621
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	102,970	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	81,643	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	19,308,174	25,501,401	14,813,590	—	—	45,018,090	—	—	—	—
class S2	7,233,723	5,465	2,674,505	1,049,703	6,965	643,783	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	26,541,897	25,506,866	17,488,095	1,049,703	6,965	45,661,873	81,643	102,970	20,234,124	41,881,709
Due from Sponsor Company	—	—	—	1,448	—	17,785	—	—	—	—
Receivable for fund shares sold	478	2,202	19,478	—	—	—	2	4	22,674	26,415
Other assets	3	—	—	—	—	18	—	1	—	1
Total assets	26,542,378	25,509,068	17,507,573	1,051,151	6,965	45,679,676	81,645	102,975	20,256,798	41,908,125

Liabilities:
Due to Sponsor Company	478	2,202	19,478	—	—	—	2	4	22,674	26,415
Payable for fund shares purchased	—	—	—	1,448	—	17,785	—	—	—	—
Other liabilities	—	3	3	—	—	—	—	—	2	—
Total liabilities	478	2,205	19,481	1,448	—	17,785	2	4	22,676	26,415

Net assets:
For contract liabilities	$26,541,900	$25,506,863	$17,488,092	$1,049,703	$6,965	$45,661,891	$81,643	$102,971	$20,234,122	$41,881,710

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	18,448,736	35,293,089
class 4	—	—	—	—	—	—	—	—	1,785,386	6,588,621
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	102,971	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	81,643	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	19,308,175	25,501,398	14,813,590	—	—	45,018,108	—	—	—	—
class S2	7,233,725	5,465	2,674,502	1,049,703	6,965	643,783	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$26,541,900	$25,506,863	$17,488,092	$1,049,703	$6,965	$45,661,891	$81,643	$102,971	$20,234,122	$41,881,710

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	1,533,561	2,221,088
class 4	—	—	—	—	—	—	—	—	149,781	421,537
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	3,460	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	3,944	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	494,320	2,093,711	835,510	—	—	45,018,090	—	—	—	—
class S2	187,987	460	161,115	97,829	258	643,783	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	682,307	2,094,171	996,625	97,829	258	45,661,873	3,944	3,460	1,683,342	2,642,625

Cost	$20,685,504	$26,271,219	$17,655,076	$1,098,821	$4,482	$45,661,873	$69,943	$105,496	$19,350,769	$33,801,217

Deferred contracts in the accumulation period:
Units owned by participants #	7,038,626	8,793,902	695,696	72,754	326	4,865,274	3,340	7,565	1,590,715	2,221,921
Minimum unit fair value #*	$2.501201	$2.545633	$17.883358	$13.343050	$21.351168	$8.693415	$22.839853	$10.952221	$9.928690	$11.797957
Maximum unit fair value #*	$21.857569	$24.520242	$30.264153	$15.768680	$21.351168	$10.133930	$24.857624	$11.062894	$14.656512	$28.370803
Contract liability	$26,434,086	$25,324,624	$17,386,273	$1,049,703	$6,965	$45,321,351	$81,643	$83,530	$20,049,975	$41,315,401

Contracts in payout (annuitization) period:
Units owned by participants #	31,950	59,874	3,755	—	—	35,754	—	1,763	13,952	33,678
Minimum unit fair value #*	$2.902831	$2.954430	$19.658075	$—	$—	$9.316209	$—	$11.025877	$10.185016	$12.102600
Maximum unit fair value #*	$13.957361	$3.152151	$28.100546	$—	$—	$9.533599	$—	$11.025877	$13.717666	$21.732652
Contract liability	$107,814	$182,239	$101,819	$—	$—	$340,540	$—	$19,441	$184,147	$566,309

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,755,464
class 2	127,990,539	63,994,050	95,699,817	43,302,200	373,232,142	306,376,790	64,500,171	24,203,618	28,096,211	—
class 4	7,023,910	3,081,150	15,823,311	2,711,124	36,863,597	20,695,342	20,910,668	3,422,104	5,240,565	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	135,014,449	67,075,200	111,523,128	46,013,324	410,095,739	327,072,132	85,410,839	27,625,722	33,336,776	4,755,464
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	38,139	6,051	14,900	7,806	83,784	98,084	15,979	2,423	4,949	19,020
Other assets	—	8	—	—	—	—	2	4	—	—
Total assets	135,052,588	67,081,259	111,538,028	46,021,130	410,179,523	327,170,216	85,426,820	27,628,149	33,341,725	4,774,484

Liabilities:
Due to Sponsor Company	38,139	6,051	14,900	7,806	83,784	98,084	15,979	2,423	4,949	19,020
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	3	—	—	6	4	—	—	—	2	2
Total liabilities	38,142	6,051	14,900	7,812	83,788	98,084	15,979	2,423	4,951	19,022

Net assets:
For contract liabilities	$135,014,446	$67,075,208	$111,523,128	$46,013,318	$410,095,735	$327,072,132	$85,410,841	$27,625,726	$33,336,774	$4,755,462

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,755,462
class 2	127,990,537	63,994,057	95,699,816	43,302,195	373,232,142	306,376,789	64,500,175	24,203,620	28,096,207	—
class 4	7,023,909	3,081,151	15,823,312	2,711,123	36,863,593	20,695,343	20,910,666	3,422,106	5,240,567	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$135,014,446	$67,075,208	$111,523,128	$46,013,318	$410,095,735	$327,072,132	$85,410,841	$27,625,726	$33,336,774	$4,755,462

Shares:
class 1	—	—	—	—	—	—	—	—	—	266,861
class 2	5,380,014	4,779,242	8,684,194	1,343,121	4,632,396	6,117,747	3,103,954	945,824	1,079,793	—
class 4	296,743	231,491	1,438,483	84,590	464,219	417,919	1,018,046	134,358	200,327	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	5,676,757	5,010,733	10,122,677	1,427,711	5,096,615	6,535,666	4,122,000	1,080,182	1,280,120	266,861

Cost	$106,838,187	$59,362,742	$109,792,660	$34,628,181	$329,135,141	$271,786,653	$77,673,664	$21,885,848	$26,723,339	$4,144,622

Deferred contracts in the accumulation period:
Units owned by participants #	5,611,868	27,902,472	7,222,749	1,559,560	14,468,889	11,352,600	5,096,809	1,009,124	1,350,617	1,075,124
Minimum unit fair value #*	$11.377483	$1.993079	$10.177549	$12.282260	$13.038835	$12.521541	$10.678468	$11.269115	$11.967304	$2.711270
Maximum unit fair value #*	$31.717451	$28.960875	$19.432125	$41.144512	$44.006651	$39.649223	$25.190632	$43.156497	$38.235426	$38.456204
Contract liability	$133,299,745	$66,155,547	$109,645,202	$45,700,739	$405,832,261	$322,512,676	$84,883,480	$27,424,540	$33,161,217	$4,646,653

Contracts in payout (annuitization) period:
Units owned by participants #	64,005	373,634	112,935	9,792	127,389	161,535	25,038	6,065	5,539	34,809
Minimum unit fair value #*	$11.713779	$2.314919	$10.440267	$12.599378	$13.391701	$12.844832	$10.954213	$11.560128	$12.276321	$3.125905
Maximum unit fair value #*	$31.717451	$11.585387	$19.432125	$41.144512	$44.006651	$39.649223	$24.462927	$40.070567	$38.235426	$3.125905
Contract liability	$1,714,701	$919,661	$1,877,926	$312,579	$4,263,474	$4,559,456	$527,361	$201,186	$175,557	$108,809

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$606,020	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	8,963	—	—	—	—	—	—	135,079,524	233,019,887	25,076,178
class 4	—	—	—	—	—	—	—	859,043	24,725,466	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	1,404,132	12,589,550	9,383,867	605,175	235,677	44,850	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	614,983	1,404,132	12,589,550	9,383,867	605,175	235,677	44,850	135,938,567	257,745,353	25,076,178
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	29	417	589	9,502	30	12	1	100,476	81,913	10,432
Other assets	—	—	—	—	—	—	—	—	—	4
Total assets	615,012	1,404,549	12,590,139	9,393,369	605,205	235,689	44,851	136,039,043	257,827,266	25,086,614

Liabilities:
Due to Sponsor Company	29	417	589	9,502	30	12	1	100,476	81,913	10,432
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	4	6	2	1	—	—	2	—	—
Total liabilities	30	421	595	9,504	31	12	1	100,478	81,913	10,432

Net assets:
For contract liabilities	$614,982	$1,404,128	$12,589,544	$9,383,865	$605,174	$235,677	$44,850	$135,938,565	$257,745,353	$25,076,182

Contract Liabilities:
class 1	$606,019	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	8,963	—	—	—	—	—	—	135,079,521	233,019,886	25,076,182
class 4	—	—	—	—	—	—	—	859,044	24,725,467	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	1,404,128	12,589,544	9,383,865	605,174	235,677	44,850	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$614,982	$1,404,128	$12,589,544	$9,383,865	$605,174	$235,677	$44,850	$135,938,565	$257,745,353	$25,076,182

Shares:
class 1	19,004	—	—	—	—	—	—	—	—	—
class 2	293	—	—	—	—	—	—	5,004,799	14,646,127	1,139,826
class 4	—	—	—	—	—	—	—	31,722	1,515,041	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	18,134	348,741	295,555	45,061	18,499	3,955	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	19,297	18,134	348,741	295,555	45,061	18,499	3,955	5,036,521	16,161,168	1,139,826

Cost	$532,790	$1,077,632	$9,461,144	$8,593,627	$501,836	$217,214	$45,241	$112,257,469	$243,988,976	$21,506,939

Deferred contracts in the accumulation period:
Units owned by participants #	202,417	48,592	518,307	452,117	26,789	9,038	2,655	3,954,319	10,890,754	951,918
Minimum unit fair value #*	$2.132771	$24.296028	$20.263153	$17.932705	$18.588172	$23.051420	$16.786188	$25.873917	$14.641606	$23.331108
Maximum unit fair value #*	$46.357907	$42.319216	$36.817306	$30.555009	$36.584116	$37.233195	$17.052753	$39.245668	$28.240473	$31.142471
Contract liability	$613,625	$1,404,128	$12,577,608	$9,334,271	$605,174	$233,983	$44,850	$133,890,482	$253,331,035	$24,873,774

Contracts in payout (annuitization) period:
Units owned by participants #	576	—	536	2,451	—	69	—	57,250	173,168	7,281
Minimum unit fair value #*	$2.354047	$—	$22.276006	$19.714119	$—	$24.456974	$—	$34.088672	$16.191280	$27.021280
Maximum unit fair value #*	$2.354047	$—	$22.276006	$20.670096	$—	$24.456974	$—	$36.439369	$26.221278	$28.759724
Contract liability	$1,357	$—	$11,936	$49,594	$—	$1,694	$—	$2,048,083	$4,414,318	$202,408

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$61,996,385	$—	$11,992,485	$—	$—	$—	$—
class 2	448,427	39,058,767	6,478,205	292,234	131,162,247	—	46,081,423	69,230,109	39,631,322	10,696,057
class 4	—	1,739,895	2,851,283	13,118,389	16,578,629	1,492,282	3,475,903	6,914,005	3,939,383	900,241
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	448,427	40,798,662	9,329,488	75,407,008	147,740,876	13,484,767	49,557,326	76,144,114	43,570,705	11,596,298
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	19	15,092	8,349	26,782	39,417	8,000	27,289	15,446	5,111	15,002
Other assets	—	2	—	1	—	2	1	—	1	—
Total assets	448,446	40,813,756	9,337,837	75,433,791	147,780,293	13,492,769	49,584,616	76,159,560	43,575,817	11,611,300

Liabilities:
Due to Sponsor Company	19	15,092	8,349	26,782	39,417	8,000	27,289	15,446	5,111	15,002
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	3	—	2	—	—	4	—	4
Total liabilities	20	15,092	8,352	26,782	39,419	8,000	27,289	15,450	5,111	15,006

Net assets:
For contract liabilities	$448,426	$40,798,664	$9,329,485	$75,407,009	$147,740,874	$13,484,769	$49,557,327	$76,144,110	$43,570,706	$11,596,294

Contract Liabilities:
class 1	$—	$—	$—	$61,996,387	$—	$11,992,487	$—	$—	$—	$—
class 2	448,426	39,058,769	6,478,203	292,233	131,162,246	—	46,081,425	69,230,106	39,631,323	10,696,053
class 4	—	1,739,895	2,851,282	13,118,389	16,578,628	1,492,282	3,475,902	6,914,004	3,939,383	900,241
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$448,426	$40,798,664	$9,329,485	$75,407,009	$147,740,874	$13,484,769	$49,557,327	$76,144,110	$43,570,706	$11,596,294

Shares:
class 1	—	—	—	5,672,130	—	1,110,415	—	—	—	—
class 2	25,624	2,259,039	430,446	27,700	6,973,006	—	3,308,071	6,351,386	2,137,612	1,327,054
class 4	—	96,446	183,835	1,211,301	873,019	138,559	244,782	624,571	207,554	116,763
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	25,624	2,355,485	614,281	6,911,131	7,846,025	1,248,974	3,552,853	6,975,957	2,345,166	1,443,817

Cost	$401,264	$44,162,351	$10,394,494	$81,007,467	$136,202,446	$11,504,458	$50,006,677	$83,326,369	$44,980,488	$11,839,128

Deferred contracts in the accumulation period:
Units owned by participants #	16,117	1,802,849	461,815	3,664,234	5,948,596	583,302	3,562,083	4,346,244	1,440,000	449,591
Minimum unit fair value #*	$21.308476	$14.878593	$17.376734	$12.241232	$14.488646	$9.425550	$9.168624	$11.410634	$14.954843	$22.937179
Maximum unit fair value #*	$28.066435	$36.038163	$34.215823	$27.361376	$33.314237	$33.568337	$17.259644	$21.861970	$38.661261	$35.470329
Contract liability	$433,983	$40,397,345	$9,292,021	$74,190,304	$145,246,683	$13,425,892	$49,082,614	$74,956,032	$43,259,403	$11,552,175

Contracts in payout (annuitization) period:
Units owned by participants #	542	16,369	1,739	51,010	85,971	2,075	31,411	59,664	9,033	1,619
Minimum unit fair value #*	$26.664011	$17.393966	$20.013257	$13.988748	$16.022464	$25.453758	$10.079564	$13.152530	$16.537839	$24.335716
Maximum unit fair value #*	$26.664011	$31.768376	$22.957297	$25.346734	$30.860732	$31.096037	$15.988285	$20.298448	$35.896702	$27.539001
Contract liability	$14,443	$401,319	$37,464	$1,216,705	$2,494,191	$58,877	$474,713	$1,188,078	$311,303	$44,119

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	154,821	—	—	—	—	—	—	—	—	—
class 4	8,323,125	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	3,875,847	64,796,237	72,342,515	52,567,919	—	398,549	9,388,305	18,924,649	4,431,362
class IB	—	6,993,268	16,400,843	17,983,393	13,554,314	77,339	682,635	202,758	1,247,353	291,686
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	8,477,946	10,869,115	81,197,080	90,325,908	66,122,233	77,339	1,081,184	9,591,063	20,172,002	4,723,048
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,475	3,793	161,194	105,758	110,897	3	54	1,640	2,473	1,156
Other assets	—	—	—	2	—	—	—	1	1	—
Total assets	8,479,421	10,872,908	81,358,274	90,431,668	66,233,130	77,342	1,081,238	9,592,704	20,174,476	4,724,204

Liabilities:
Due to Sponsor Company	1,475	3,793	161,194	105,758	110,897	3	54	1,640	2,473	1,156
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	1	5	—	3	1	5	—	—	—
Total liabilities	1,476	3,794	161,199	105,758	110,900	4	59	1,640	2,473	1,156

Net assets:
For contract liabilities	$8,477,945	$10,869,114	$81,197,075	$90,325,910	$66,122,230	$77,338	$1,081,179	$9,591,064	$20,172,003	$4,723,048

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	154,821	—	—	—	—	—	—	—	—	—
class 4	8,323,124	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	3,875,848	64,796,235	72,342,519	52,567,916	—	398,548	9,388,306	18,924,649	4,431,362
class IB	—	6,993,266	16,400,840	17,983,391	13,554,314	77,338	682,631	202,758	1,247,354	291,686
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$8,477,945	$10,869,114	$81,197,075	$90,325,910	$66,122,230	$77,338	$1,081,179	$9,591,064	$20,172,003	$4,723,048

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	9,694	—	—	—	—	—	—	—	—	—
class 4	509,684	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	128,043	5,664,007	1,570,956	2,380,794	—	14,305	587,872	534,142	551,165
class IB	—	227,054	1,441,199	397,511	617,227	3,496	24,796	12,865	37,526	36,969
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	519,378	355,097	7,105,206	1,968,467	2,998,021	3,496	39,101	600,737	571,668	588,134

Cost	$9,140,416	$8,951,564	$79,036,905	$82,904,551	$61,540,348	$64,720	$948,170	$8,404,393	$17,983,050	$4,864,480

Deferred contracts in the accumulation period:
Units owned by participants #	612,757	2,783,174	12,588,792	7,372,373	5,204,174	10,494	139,266	379,430	770,097	265,169
Minimum unit fair value #*	$10.772311	$1.687960	$1.459094	$2.632280	$2.589654	$7.369428	$1.799819	$3.598589	$4.156116	$2.563138
Maximum unit fair value #*	$15.179992	$25.490800	$15.793290	$37.004134	$36.600599	$7.369428	$38.812232	$44.098165	$47.435562	$24.069212
Contract liability	$8,451,749	$10,705,149	$80,793,976	$89,709,183	$65,860,446	$77,338	$1,078,834	$9,482,070	$20,150,786	$4,701,683

Contracts in payout (annuitization) period:
Units owned by participants #	1,900	77,122	154,458	123,572	52,457	—	532	3,881	798	1,126
Minimum unit fair value #*	$13.651091	$1.946166	$1.682189	$3.059325	$3.009668	$—	$4.410840	$27.687851	$26.174457	$18.982619
Maximum unit fair value #*	$14.312926	$2.392286	$14.020767	$21.501017	$23.578317	$—	$4.410840	$29.030182	$27.443384	$18.982619
Contract liability	$26,196	$163,965	$403,099	$616,727	$261,784	$—	$2,345	$108,994	$21,217	$21,365

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	3,476,557	788,453	—	—	37,321,715	1,116,892	1,264,256	642,182	2,619,940	749,321
class IB	2,417,924	408,605	706,416	384,358	2,887,319	1,551,303	84,302	5,772,333	443,420	281,146
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	5,894,481	1,197,058	706,416	384,358	40,209,034	2,668,195	1,348,558	6,414,515	3,063,360	1,030,467
Due from Sponsor Company	—	—	—	—	35,901	—	—	—	—	—
Receivable for fund shares sold	601	61	27	23	—	304	211	38,652	256	131
Other assets	—	1	—	—	3	3	—	—	1	—
Total assets	5,895,082	1,197,120	706,443	384,381	40,244,938	2,668,502	1,348,769	6,453,167	3,063,617	1,030,598

Liabilities:
Due to Sponsor Company	601	61	27	23	—	304	211	38,652	256	131
Payable for fund shares purchased	—	—	—	—	35,901	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	—	7	—	2
Total liabilities	601	61	27	24	35,901	304	211	38,659	256	133

Net assets:
For contract liabilities	$5,894,481	$1,197,059	$706,416	$384,357	$40,209,037	$2,668,198	$1,348,558	$6,414,508	$3,063,361	$1,030,465

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	3,476,556	788,454	—	—	37,321,719	1,116,894	1,264,256	642,180	2,619,941	749,318
class IB	2,417,925	408,605	706,416	384,357	2,887,318	1,551,304	84,302	5,772,328	443,420	281,147
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$5,894,481	$1,197,059	$706,416	$384,357	$40,209,037	$2,668,198	$1,348,558	$6,414,508	$3,063,361	$1,030,465

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	209,937	96,506	—	—	3,662,582	54,616	42,539	6,937	254,117	52,181
class IB	143,924	50,383	19,144	34,565	283,627	84,127	2,955	62,356	43,050	19,606
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	353,861	146,889	19,144	34,565	3,946,209	138,743	45,494	69,293	297,167	71,787

Cost	$4,825,376	$1,200,518	$557,006	$408,002	$39,643,930	$2,559,162	$1,266,742	$4,022,822	$3,097,362	$913,525

Deferred contracts in the accumulation period:
Units owned by participants #	877,499	46,262	60,031	27,010	35,309,575	459,326	61,844	2,172,762	412,889	85,266
Minimum unit fair value #*	$1.733295	$22.147656	$11.537710	$3.077212	$0.792090	$2.809407	$3.786127	$1.937427	$1.134470	$2.638537
Maximum unit fair value #*	$21.549247	$39.423075	$11.537710	$35.879294	$10.227567	$34.955553	$44.904373	$35.991688	$11.501865	$27.763089
Contract liability	$5,853,576	$1,197,059	$692,622	$384,357	$39,531,919	$2,662,940	$1,348,558	$6,288,527	$3,063,361	$1,030,465

Contracts in payout (annuitization) period:
Units owned by participants #	19,512	—	1,196	—	648,576	915	—	51,132	—	—
Minimum unit fair value #*	$2.014562	$—	$11.537710	$—	$0.913065	$4.198804	$—	$2.233902	$—	$—
Maximum unit fair value #*	$12.730870	$—	$11.537710	$—	$1.084075	$23.848373	$—	$2.794923	$—	$—
Contract liability	$40,905	$—	$13,794	$—	$677,118	$5,258	$—	$125,981	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	23,745,330	4,257,181	41,477,342	19,290,226
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	2,157,038	—	135,325	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	782,705	2,839,269	7,503,126	1,256,255	—	—	—	—
class - N/A	2,474,112	2,819,126	—	—	—	—	—	—	—	—
Total investments	2,474,112	2,819,126	782,705	2,839,269	7,503,126	1,256,255	25,902,368	4,257,181	41,612,667	19,290,226
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	102	127	15	117	338	93	4,424	236	61,295	1,086
Other assets	—	—	—	1	—	—	—	3	—	—
Total assets	2,474,214	2,819,253	782,720	2,839,387	7,503,464	1,256,348	25,906,792	4,257,420	41,673,962	19,291,312

Liabilities:
Due to Sponsor Company	102	127	15	117	338	93	4,424	236	61,295	1,086
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	4	—	1	1
Total liabilities	102	127	15	117	338	93	4,428	236	61,296	1,087

Net assets:
For contract liabilities	$2,474,112	$2,819,126	$782,705	$2,839,270	$7,503,126	$1,256,255	$25,902,364	$4,257,184	$41,612,666	$19,290,225

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	23,745,327	4,257,184	41,477,343	19,290,225
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	2,157,037	—	135,323	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	782,705	2,839,270	7,503,126	1,256,255	—	—	—	—
class - N/A	2,474,112	2,819,126	—	—	—	—	—	—	—	—
Total contract liabilities	$2,474,112	$2,819,126	$782,705	$2,839,270	$7,503,126	$1,256,255	$25,902,364	$4,257,184	$41,612,666	$19,290,225

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	399,753	186,800	1,246,689	1,936,770
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	37,963	—	4,130	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	47,322	177,899	621,120	36,339	—	—	—	—
class - N/A	220,903	236,901	—	—	—	—	—	—	—	—
Total shares	220,903	236,901	47,322	177,899	621,120	36,339	437,716	186,800	1,250,819	1,936,770

Cost	$2,674,883	$3,587,664	$801,819	$2,633,404	$7,158,230	$942,110	$18,405,432	$3,322,654	$29,404,011	$17,097,233

Deferred contracts in the accumulation period:
Units owned by participants #	483,010	893,045	31,229	115,080	398,852	68,454	1,030,770	141,964	1,777,669	1,273,817
Minimum unit fair value #*	$1.893015	$2.337368	$21.369380	$23.286865	$16.561430	$16.910773	$16.825843	$24.999367	$20.038711	$13.379225
Maximum unit fair value #*	$21.994595	$32.777444	$26.561027	$29.457917	$21.405476	$24.784516	$47.276922	$38.576897	$30.706685	$45.221847
Contract liability	$2,472,590	$2,806,473	$782,705	$2,839,270	$7,428,494	$1,256,255	$25,641,272	$4,199,844	$41,045,366	$19,149,353

Contracts in payout (annuitization) period:
Units owned by participants #	709	4,752	—	—	3,916	—	8,517	1,724	22,318	8,732
Minimum unit fair value #*	$2.145441	$2.645964	$—	$—	$18.205083	$—	$19.405453	$29.094128	$22.829222	$15.203721
Maximum unit fair value #*	$2.145441	$2.793622	$—	$—	$19.087091	$—	$31.413024	$35.818506	$27.715919	$16.282269
Contract liability	$1,522	$12,653	$—	$—	$74,632	$—	$261,092	$57,340	$567,300	$140,872

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	369,102
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	24,088,423	43,649	3,742,173	—
class INIT	29,623,620	114,565,433	33,734,800	51,557,143	3,924,634	23,817,974	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	105,848	7,209,844	14,558,321	8,157,928	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	29,729,468	121,775,277	48,293,121	59,715,071	3,924,634	23,817,974	24,088,423	43,649	3,742,173	369,102
Due from Sponsor Company	—	—	2,821	—	—	—	—	—	—	—
Receivable for fund shares sold	7,516	47,735	—	55,744	201	1,441	475	1	71	21
Other assets	1	1	2	—	—	2	1	—	—	—
Total assets	29,736,985	121,823,013	48,295,944	59,770,815	3,924,835	23,819,417	24,088,899	43,650	3,742,244	369,123

Liabilities:
Due to Sponsor Company	7,516	47,735	—	55,744	201	1,441	475	1	71	21
Payable for fund shares purchased	—	—	2,821	—	—	—	—	—	—	—
Other liabilities	—	—	—	5	1	—	—	1	—	—
Total liabilities	7,516	47,735	2,821	55,749	202	1,441	475	2	71	21

Net assets:
For contract liabilities	$29,729,469	$121,775,278	$48,293,123	$59,715,066	$3,924,633	$23,817,976	$24,088,424	$43,648	$3,742,173	$369,102

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	369,102
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	24,088,424	43,648	3,742,173	—
class INIT	29,623,621	114,565,435	33,734,802	51,557,141	3,924,633	23,817,976	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	105,848	7,209,843	14,558,321	8,157,925	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$29,729,469	$121,775,278	$48,293,123	$59,715,066	$3,924,633	$23,817,976	$24,088,424	$43,648	$3,742,173	$369,102

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	23,199
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	1,816,623	3,014	151,505	—
class INIT	1,460,731	4,601,021	1,610,253	3,824,714	133,084	4,163,981	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	5,874	295,123	709,470	616,158	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,466,605	4,896,144	2,319,723	4,440,872	133,084	4,163,981	1,816,623	3,014	151,505	23,199

Cost	$25,299,467	$103,810,830	$38,033,120	$57,592,236	$3,452,758	$24,694,273	$24,958,633	$43,547	$3,429,135	$283,844

Deferred contracts in the accumulation period:
Units owned by participants #	861,720	5,167,681	1,542,481	3,993,183	135,064	1,870,970	2,379,149	2,963	311,223	12,257
Minimum unit fair value #*	$23.464838	$15.572807	$19.833621	$12.037411	$26.220003	$11.723106	$9.977691	$14.699499	$11.854609	$26.032122
Maximum unit fair value #*	$49.407900	$30.026869	$42.503734	$16.799736	$33.644130	$13.310228	$10.204233	$14.897373	$12.112500	$30.723756
Contract liability	$29,419,692	$120,070,135	$48,047,702	$59,252,118	$3,924,633	$23,396,451	$24,088,424	$43,648	$3,742,173	$369,102

Contracts in payout (annuitization) period:
Units owned by participants #	7,691	65,385	6,819	30,261	—	33,003	—	—	—	—
Minimum unit fair value #*	$27.309167	$22.992974	$21.802536	$13.725116	$—	$12.593596	$—	$—	$—	$—
Maximum unit fair value #*	$47.772007	$27.815731	$39.464612	$15.600582	$—	$12.883856	$—	$—	$—	$—
Contract liability	$309,777	$1,705,143	$245,421	$462,948	$—	$421,525	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$1,844,059	$6,431,801	$5,000,821	$6,651,244
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	4,990	199,205	1,470,377	—	—	—	—	—	—
class III	500,702	—	—	—	—	353,069	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	1,107,424	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	500,702	4,990	199,205	1,470,377	1,107,424	353,069	1,844,059	6,431,801	5,000,821	6,651,244
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	9	—	12	65	76	7	101	38,352	13,176	36,969
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	500,711	4,990	199,217	1,470,442	1,107,500	353,076	1,844,160	6,470,153	5,013,997	6,688,213

Liabilities:
Due to Sponsor Company	9	—	12	65	76	7	101	38,352	13,176	36,969
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	—	2	1	1	1	1	1
Total liabilities	9	—	13	65	78	8	102	38,353	13,177	36,970

Net assets:
For contract liabilities	$500,702	$4,990	$199,204	$1,470,377	$1,107,422	$353,068	$1,844,058	$6,431,800	$5,000,820	$6,651,243

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$1,844,058	$6,431,800	$5,000,820	$6,651,243
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	4,990	199,204	1,470,377	—	—	—	—	—	—
class III	500,702	—	—	—	—	353,068	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	1,107,422	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$500,702	$4,990	$199,204	$1,470,377	$1,107,422	$353,068	$1,844,058	$6,431,800	$5,000,820	$6,651,243

Shares:
class 1	—	—	—	—	—	—	115,543	217,364	654,558	200,339
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	443	5,945	116,419	—	—	—	—	—	—
class III	42,147	—	—	—	—	45,265	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	70,357	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	42,147	443	5,945	116,419	70,357	45,265	115,543	217,364	654,558	200,339

Cost	$431,853	$4,611	$164,028	$1,327,730	$1,088,870	$379,632	$1,730,930	$3,607,837	$5,495,515	$3,430,250

Deferred contracts in the accumulation period:
Units owned by participants #	21,419	418	7,437	54,855	55,563	13,349	836,573	365,448	401,668	338,179
Minimum unit fair value #*	$21.814802	$11.922847	$25.904504	$24.713829	$17.503412	$24.699361	$1.746947	$16.132372	$11.639297	$18.641561
Maximum unit fair value #*	$23.742678	$11.922847	$28.376220	$45.011455	$30.035821	$26.882304	$23.006394	$17.746052	$12.540566	$20.017211
Contract liability	$500,702	$4,990	$199,204	$1,470,377	$1,107,422	$353,068	$1,837,331	$6,246,085	$4,902,954	$6,562,640

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	3,340	10,465	7,804	4,426
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$2.014132	$17.746052	$12.540566	$20.017211
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$2.014132	$17.746052	$12.540566	$20.017211
Contract liability	$—	$—	$—	$—	$—	$—	$6,727	$185,715	$97,866	$88,603

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund
	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	9,252,245	516,097	1,464,062	15,079	261,063	172,856
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	323,703	4,172,595	477,679	3,415,307	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	323,703	4,172,595	477,679	3,415,307	9,252,245	516,097	1,464,062	15,079	261,063	172,856
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	14	639	19	180	394	26	27	1	14	8
Other assets	—	—	1	—	—	1	1	—	—	—
Total assets	323,717	4,173,234	477,699	3,415,487	9,252,639	516,124	1,464,090	15,080	261,077	172,864

Liabilities:
Due to Sponsor Company	14	639	19	180	394	26	27	1	14	8
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	1	1	—	—	—	—	—
Total liabilities	14	640	19	181	395	26	27	1	14	8

Net assets:
For contract liabilities	$323,703	$4,172,594	$477,680	$3,415,306	$9,252,244	$516,098	$1,464,063	$15,079	$261,063	$172,856

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	9,252,244	516,098	1,464,063	15,079	261,063	172,856
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	323,703	4,172,594	477,680	3,415,306	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$323,703	$4,172,594	$477,680	$3,415,306	$9,252,244	$516,098	$1,464,063	$15,079	$261,063	$172,856

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	1,475,637	30,058	129,793	1,461	17,416	17,692
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	5,517	99,466	16,443	149,205	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	5,517	99,466	16,443	149,205	1,475,637	30,058	129,793	1,461	17,416	17,692

Cost	$274,442	$3,167,863	$439,823	$2,951,573	$9,541,824	$486,343	$1,079,583	$13,793	$195,082	$233,456

Deferred contracts in the accumulation period:
Units owned by participants #	13,055	199,080	20,401	136,439	614,394	29,135	77,427	1,604	23,544	8,731
Minimum unit fair value #*	$19.591677	$18.385428	$20.702074	$22.079468	$13.367319	$17.066466	$18.398600	$9.069934	$10.126260	$17.510173
Maximum unit fair value #*	$22.579571	$30.712027	$32.378661	$36.183199	$20.132834	$25.052256	$19.035053	$9.853684	$17.031793	$28.850525
Contract liability	$283,405	$4,172,594	$477,680	$3,410,104	$9,235,925	$516,098	$1,464,063	$15,079	$261,063	$172,856

Contracts in payout (annuitization) period:
Units owned by participants #	1,871	—	—	207	1,073	—	—	—	—	—
Minimum unit fair value #*	$21.536099	$—	$—	$24.270492	$14.694714	$—	$—	$—	$—	$—
Maximum unit fair value #*	$21.536099	$—	$—	$25.446208	$15.407017	$—	$—	$—	$—	$—
Contract liability	$40,298	$—	$—	$5,202	$16,319	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	Jennison 20/20 Focus Portfolio	Jennison Portfolio	Prudential Value Portfolio	Prudential SP International Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	12,653	313,215	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	59,883	—	—	—	—	—	—
class II	—	—	—	—	—	—	6,410	171,775	18,810	10,458
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	24,535,770	4,190,564	2,981,580	—	—	—	—	—	—	—
Total investments	24,535,770	4,190,564	2,981,580	59,883	12,653	313,215	6,410	171,775	18,810	10,458
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	6,650	944	1,016	1	—	6	—	19	1	—
Other assets	—	—	1	—	—	1	—	1	—	—
Total assets	24,542,420	4,191,508	2,982,597	59,884	12,653	313,222	6,410	171,795	18,811	10,458

Liabilities:
Due to Sponsor Company	6,650	944	1,016	1	—	6	—	19	1	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	1	—	—	5	—	1	—
Total liabilities	6,651	944	1,016	2	—	6	5	19	2	—

Net assets:
For contract liabilities	$24,535,769	$4,190,564	$2,981,581	$59,882	$12,653	$313,216	$6,405	$171,776	$18,809	$10,458

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	12,653	313,216	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	59,882	—	—	—	—	—	—
class II	—	—	—	—	—	—	6,405	171,776	18,809	10,458
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	24,535,769	4,190,564	2,981,581	—	—	—	—	—	—	—
Total contract liabilities	$24,535,769	$4,190,564	$2,981,581	$59,882	$12,653	$313,216	$6,405	$171,776	$18,809	$10,458

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	1,159	35,512	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	2,228	—	—	—	—	—	—
class II	—	—	—	—	—	—	177	2,204	534	1,171
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	2,182,898	129,859	252,462	—	—	—	—	—	—	—
Total shares	2,182,898	129,859	252,462	2,228	1,159	35,512	177	2,204	534	1,171

Cost	$23,974,320	$2,837,627	$2,902,331	$45,433	$12,634	$335,452	$2,088	$55,542	$10,287	$6,324

Deferred contracts in the accumulation period:
Units owned by participants #	1,620,796	120,369	93,696	1,740	933	19,298	283	52,932	8,510	6,497
Minimum unit fair value #*	$12.521880	$30.158199	$27.627489	$27.607823	$13.566822	$15.156784	$3.172719	$2.484981	$2.025453	$1.609702
Maximum unit fair value #*	$22.333941	$52.561758	$49.502447	$35.696534	$13.566822	$16.496037	$31.619387	$20.709276	$2.298137	$1.609702
Contract liability	$24,119,656	$4,141,734	$2,944,863	$59,882	$12,653	$313,216	$6,405	$162,147	$18,809	$10,458

Contracts in payout (annuitization) period:
Units owned by participants #	27,270	1,427	1,172	—	—	—	—	465	—	—
Minimum unit fair value #*	$15.259113	$34.207190	$31.336582	$—	$—	$—	$—	$20.709276	$—	$—
Maximum unit fair value #*	$15.259113	$34.207190	$31.336582	$—	$—	$—	$—	$20.709276	$—	$—
Contract liability	$416,113	$48,830	$36,718	$—	$—	$—	$—	$9,629	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$687,696	$788,622
class 2	—	—	—	—	—	—	—	27,979	11,218	23,212
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	29,978	34,485	736,798	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	18,149,812	1,959,665	—	—	—
class S2	—	—	—	1,102,665	207,705	342,155	382,633	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	29,978	34,485	736,798	1,102,665	207,705	18,491,967	2,342,298	27,979	698,914	811,834
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1	1	28	125	12	1,331	119	1	32	41
Other assets	1	—	—	1	—	—	—	—	1	—
Total assets	29,980	34,486	736,826	1,102,791	207,717	18,493,298	2,342,417	27,980	698,947	811,875

Liabilities:
Due to Sponsor Company	1	1	28	125	12	1,331	119	1	32	41
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	1	1	—	—	—	—
Total liabilities	1	1	28	125	13	1,332	119	1	32	41

Net assets:
For contract liabilities	$29,979	$34,485	$736,798	$1,102,666	$207,704	$18,491,966	$2,342,298	$27,979	$698,915	$811,834

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$687,697	$788,622
class 2	—	—	—	—	—	—	—	27,979	11,218	23,212
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	29,979	34,485	736,798	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	18,149,812	1,959,665	—	—	—
class S2	—	—	—	1,102,666	207,704	342,154	382,633	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$29,979	$34,485	$736,798	$1,102,666	$207,704	$18,491,966	$2,342,298	$27,979	$698,915	$811,834

Shares:
class 1	—	—	—	—	—	—	—	—	377,855	76,640
class 2	—	—	—	—	—	—	—	1,362	5,967	2,342
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	1,428	4,790	34,657	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	270,287	358,913	—	—	—
class S2	—	—	—	57,852	12,154	5,355	72,059	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,428	4,790	34,657	57,852	12,154	275,642	430,972	1,362	383,822	78,982

Cost	$23,308	$39,195	$669,407	$1,088,656	$197,356	$14,656,160	$2,327,507	$20,096	$1,170,630	$714,463

Deferred contracts in the accumulation period:
Units owned by participants #	1,364	12,499	240,961	50,483	7,051	749,677	115,883	4,763	415,119	30,757
Minimum unit fair value #*	$21.983695	$2.758968	$2.948223	$18.928427	$28.055727	$22.207904	$18.897727	$2.681360	$1.159414	$3.521278
Maximum unit fair value #*	$21.983695	$2.758968	$2.948223	$32.302276	$32.309992	$26.947741	$21.087869	$26.277674	$16.536634	$29.548639
Contract liability	$29,979	$34,485	$710,405	$1,102,666	$207,704	$18,350,714	$2,340,410	$27,979	$693,215	$809,680

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	8,952	—	—	5,511	90	—	3,086	75
Minimum unit fair value #*	$—	$—	$2.948223	$—	$—	$25.008083	$21.087869	$—	$1.269025	$28.318508
Maximum unit fair value #*	$—	$—	$2.948223	$—	$—	$25.789312	$21.087869	$—	$2.184138	$29.270676
Contract liability	$—	$—	$26,393	$—	$—	$141,252	$1,888	$—	$5,700	$2,154

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2019

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVPSM– Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$5,035,318	$—	$—	$—	$7,325,378	$—	$5,917,924
class 2	10,902	42,014	—	—	—	—	4,530,825	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	4,811,913	7,808,641	7,663,349	—	—	—
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total investments	10,902	5,077,332	4,811,913	7,808,641	7,663,349	7,325,378	4,530,825	5,917,924
Due from Sponsor Company	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	1,002	249	561	16,812	2,342	25,938	9,801
Other assets	—	—	1	—	—	3	—	1
Total assets	10,902	5,078,334	4,812,163	7,809,202	7,680,161	7,327,723	4,556,763	5,927,726

Liabilities:
Due to Sponsor Company	—	1,002	249	561	16,812	2,342	25,938	9,801
Payable for fund shares purchased	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	—	—
Total liabilities	—	1,002	249	562	16,812	2,342	25,938	9,801

Net assets:
For contract liabilities	$10,902	$5,077,332	$4,811,914	$7,808,640	$7,663,349	$7,325,381	$4,530,825	$5,917,925

Contract Liabilities:
class 1	$—	$5,035,319	$—	$—	$—	$7,325,381	$—	$5,917,925
class 2	10,902	42,013	—	—	—	—	4,530,825	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	4,811,914	7,808,640	7,663,349	—	—	—
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total contract liabilities	$10,902	$5,077,332	$4,811,914	$7,808,640	$7,663,349	$7,325,381	$4,530,825	$5,917,925

Shares:
class 1	—	189,583	—	—	—	334,798	—	157,601
class 2	332	1,575	—	—	—	—	340,152	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	193,951	345,821	451,848	—	—	—
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total shares	332	191,158	193,951	345,821	451,848	334,798	340,152	157,601

Cost	$8,047	$4,031,533	$4,533,185	$6,302,657	$6,954,168	$4,345,821	$4,391,366	$3,480,561

Deferred contracts in the accumulation period:
Units owned by participants #	261	202,249	284,951	425,882	610,237	433,418	365,009	340,446
Minimum unit fair value #*	$41.751703	$22.860939	$16.097983	$17.269454	$11.819708	$16.120179	$11.863683	$16.622505
Maximum unit fair value #*	$41.751703	$27.464284	$17.202882	$18.867637	$13.009415	$16.804571	$12.367530	$17.295422
Contract liability	$10,902	$5,065,072	$4,780,066	$7,684,939	$7,580,650	$7,173,086	$4,432,521	$5,792,509

Contracts in payout (annuitization) period:
Units owned by participants #	—	478	1,860	6,700	6,551	9,063	7,949	7,251
Minimum unit fair value #*	$—	$24.952923	$16.909388	$18.184547	$12.476784	$16.804571	$12.367530	$17.295422
Maximum unit fair value #*	$—	$25.799314	$17.160630	$18.500181	$12.693402	$16.804571	$12.367530	$17.295422
Contract liability	$—	$12,260	$31,848	$123,701	$82,699	$152,295	$98,304	$125,416

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Funded as of April 30, 2019.
(2) Merged assets from AB VPS Value Portfolio. Change effective April 26, 2019.
(3) Formerly Morgan Stanley VIF Mid Cap Growth Portfolio. Change effective April 30, 2019.
(4) Formerly Oppenheimer Capital Appreciation Fund/VA. Change effective May 24, 2019.
(5) Formerly Oppenheimer Global Fund/VA. Change effective May 24, 2019.
(6) Formerly Oppenheimer Main Street Fund®/VA. Change effective May 24, 2019.
(7) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective May 24, 2019.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$30,402	$222	$84,515	$30,404	$4,226	$1,249	$1,109	$28,708	$230,756	$1,764,604

Expenses:
Administrative charges	—	—	—	—	—	—	—	(17,033)	(41,650)	(101,114)
Mortality and expense risk charges	(10,670)	(560)	(48,941)	(59,929)	(20,161)	(517)	(7,279)	(216,861)	(423,260)	(1,187,180)
Total expenses	(10,670)	(560)	(48,941)	(59,929)	(20,161)	(517)	(7,279)	(233,894)	(464,910)	(1,288,294)
Net investment income (loss)	19,732	(338)	35,574	(29,525)	(15,935)	732	(6,170)	(205,186)	(234,154)	476,310

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	153,045	7,282	(43,760)	(7,885)	(13,069)	16,299	18,171	(611,353)	637,916	(668,266)
Net realized gain distributions	95,378	11,704	438,434	—	145,966	8,965	9,865	2,539,869	2,874,596	—
Change in unrealized appreciation (depreciation) during the period	102,375	7,868	138,989	571,213	111,523	(13,757)	66,735	1,324,863	2,748,361	3,239,289
Net gain (loss) on investments	350,798	26,854	533,663	563,328	244,420	11,507	94,771	3,253,379	6,260,873	2,571,023
Net increase (decrease) in net assets resulting from operations	$370,530	$26,516	$569,237	$533,803	$228,485	$12,239	$88,601	$3,048,193	$6,026,719	$3,047,333

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account

Investment income:
Dividends	$18,620	$385,460	$123,167	$—	$—	$180	$922,975	$1,736	$1,054	$322,224

Expenses:
Administrative charges	(438)	(27,462)	(33,929)	(44)	—	—	—	—	—	—
Mortality and expense risk charges	(6,247)	(405,671)	(443,852)	(319,215)	(16,617)	(113)	(845,938)	(609)	(1,073)	(377,023)
Total expenses	(6,685)	(433,133)	(477,781)	(319,259)	(16,617)	(113)	(845,938)	(609)	(1,073)	(377,023)
Net investment income (loss)	11,935	(47,673)	(354,614)	(319,259)	(16,617)	67	77,037	1,127	(19)	(54,799)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(729)	1,346,627	(184,759)	12,876	(38,006)	268	—	1,388	(655)	108,813
Net realized gain distributions	—	1,647,597	2,701,440	2,115,175	—	367	—	9,714	11,076	—
Change in unrealized appreciation (depreciation) during the period	19,132	3,377,732	3,046,527	2,033,354	197,469	631	—	8,772	(2,526)	1,161,012
Net gain (loss) on investments	18,403	6,371,956	5,563,208	4,161,405	159,463	1,266	—	19,874	7,895	1,269,825
Net increase (decrease) in net assets resulting from operations	$30,338	$6,324,283	$5,208,594	$3,842,146	$142,846	$1,333	$77,037	$21,001	$7,876	$1,215,026

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$750,404	$2,470,947	$1,306,611	$2,825,447	$469,158	$2,820,974	$5,165,847	$1,145,341	$244,213	$42,178

Expenses:
Administrative charges	—	(199,884)	(87,473)	(152,599)	(65,926)	(555,880)	(468,303)	(99,894)	(35,359)	(40,652)
Mortality and expense risk charges	(720,391)	(2,246,920)	(1,132,199)	(1,741,516)	(730,093)	(6,547,600)	(5,291,493)	(1,357,533)	(469,299)	(536,093)
Total expenses	(720,391)	(2,446,804)	(1,219,672)	(1,894,115)	(796,019)	(7,103,480)	(5,759,796)	(1,457,427)	(504,658)	(576,745)
Net investment income (loss)	30,013	24,143	86,939	931,332	(326,861)	(4,282,506)	(593,949)	(312,086)	(260,445)	(534,567)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,271,565	4,942,596	1,011,904	(7,258)	1,632,398	11,521,957	8,617,857	713,916	1,009,248	797,765
Net realized gain distributions	2,090,438	6,795,796	5,298,068	—	2,438,125	42,079,252	32,605,542	2,176,989	1,066,223	2,047,581
Change in unrealized appreciation (depreciation) during the period	6,976,406	11,343,735	5,213,671	7,305,776	8,866,363	49,745,231	27,970,895	13,626,183	4,698,183	5,854,252
Net gain (loss) on investments	10,338,409	23,082,127	11,523,643	7,298,518	12,936,886	103,346,440	69,194,294	16,517,088	6,773,654	8,699,598
Net increase (decrease) in net assets resulting from operations	$10,368,422	$23,106,270	$11,610,582	$8,229,850	$12,610,025	$99,063,934	$68,600,345	$16,205,002	$6,513,209	$8,165,031

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Columbia Variable Portfolio - Small Company Growth Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$1,054	$26,329	$62,919	$8,060	$850	$1,367	$1,704,746	$14,311,260

Expenses:
Administrative charges	—	(997)	—	—	—	—	—	—	(189,214)	(363,938)
Mortality and expense risk charges	(100,877)	(9,832)	(26,965)	(193,640)	(152,144)	(10,515)	(4,193)	(589)	(2,203,927)	(4,329,750)
Total expenses	(100,877)	(10,829)	(26,965)	(193,640)	(152,144)	(10,515)	(4,193)	(589)	(2,393,141)	(4,693,688)
Net investment income (loss)	(100,877)	(10,829)	(25,911)	(167,311)	(89,225)	(2,455)	(3,343)	778	(688,395)	9,617,572

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	165,319	26,504	138,127	420,490	67,424	5,973	338	150	5,140,887	1,935,428
Net realized gain distributions	930,341	76,228	120,015	1,495,764	1,136,956	52,713	37,870	324	21,146,383	4,332,978
Change in unrealized appreciation (depreciation) during the period	437,330	99,902	225,380	1,428,442	734,689	97,950	18,683	10,269	6,653,839	19,479,871
Net gain (loss) on investments	1,532,990	202,634	483,522	3,344,696	1,939,069	156,636	56,891	10,743	32,941,109	25,748,277
Net increase (decrease) in net assets resulting from operations	$1,432,113	$191,805	$457,611	$3,177,385	$1,849,844	$154,181	$53,548	$11,521	$32,252,714	$35,365,849

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$11,785	$—	$96,847	$4,250,181	$2,619,843	$159,243	$821,641	$2,131,963	$673,389

Expenses:
Administrative charges	(35,865)	(688)	(60,718)	—	(102,005)	(207,793)	(16,770)	(72,299)	(110,598)	(52,712)
Mortality and expense risk charges	(434,971)	(6,539)	(714,975)	(165,274)	(1,297,523)	(2,358,300)	(228,389)	(785,819)	(1,247,949)	(744,302)
Total expenses	(470,836)	(7,227)	(775,693)	(165,274)	(1,399,528)	(2,566,093)	(245,159)	(858,118)	(1,358,547)	(797,014)
Net investment income (loss)	(470,836)	4,558	(775,693)	(68,427)	2,850,653	53,750	(85,916)	(36,477)	773,416	(123,625)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	815,239	5,449	(1,047,987)	(442,269)	(1,322,340)	2,479,466	147,865	(573,212)	(1,063,384)	(314,702)
Net realized gain distributions	3,181,020	9,214	5,822,522	1,589,921	—	14,085,243	—	494,141	14,709,432	4,265,855
Change in unrealized appreciation (depreciation) during the period	3,283,917	66,686	6,432,026	907,327	3,511,877	10,863,208	2,788,909	5,093,805	(4,853,097)	4,852,012
Net gain (loss) on investments	7,280,176	81,349	11,206,561	2,054,979	2,189,537	27,427,917	2,936,774	5,014,734	8,792,951	8,803,165
Net increase (decrease) in net assets resulting from operations	$6,809,340	$85,907	$10,430,868	$1,986,552	$5,040,190	$27,481,667	$2,850,858	$4,978,257	$9,566,367	$8,679,540

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$627,372	$178,465	$3,318,153	$978,541	$1,162,056	$—	$2,267	$80,000	$—

Expenses:
Administrative charges	(17,482)	—	(8,937)	(23,868)	(22,312)	(15,766)	(101)	(398)	(273)	(110)
Mortality and expense risk charges	(205,028)	(141,262)	(193,317)	(1,346,451)	(1,395,913)	(1,016,724)	(841)	(18,861)	(145,780)	(318,013)
Total expenses	(222,510)	(141,262)	(202,254)	(1,370,319)	(1,418,225)	(1,032,490)	(942)	(19,259)	(146,053)	(318,123)
Net investment income (loss)	(222,510)	486,110	(23,789)	1,947,834	(439,684)	129,566	(942)	(16,992)	(66,053)	(318,123)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(289,973)	(105,603)	390,692	162,815	1,792,005	891,287	116	1,469	270,969	1,217,898
Net realized gain distributions	600,543	—	894,135	—	9,554,545	7,511,436	9,763	142,652	1,080,547	3,815,425
Change in unrealized appreciation (depreciation) during the period	2,863,924	(345,292)	705,081	5,209,815	11,798,795	6,632,309	9,789	151,387	1,382,206	549,099
Net gain (loss) on investments	3,174,494	(450,895)	1,989,908	5,372,630	23,145,345	15,035,032	19,668	295,508	2,733,722	5,582,422
Net increase (decrease) in net assets resulting from operations	$2,951,984	$35,215	$1,966,119	$7,320,464	$22,705,661	$15,164,598	$18,726	$278,516	$2,667,669	$5,264,299

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$312,127	$100,399	$4,925	$—	$2,806	$778,834	$—	$—	$86,365	$78,204

Expenses:
Administrative charges	(110)	(1,867)	—	(1,009)	—	(59,040)	(2,388)	(112)	(8,076)	(252)
Mortality and expense risk charges	(75,661)	(89,536)	(20,751)	(8,406)	(7,293)	(699,154)	(47,685)	(22,431)	(115,730)	(45,965)
Total expenses	(75,771)	(91,403)	(20,751)	(9,415)	(7,293)	(758,194)	(50,073)	(22,543)	(123,806)	(46,217)
Net investment income (loss)	236,356	8,996	(15,826)	(9,415)	(4,487)	20,640	(50,073)	(22,543)	(37,441)	31,987

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(78,541)	201,322	769	12,042	(2,285)	163,117	55,634	23,113	587,260	(12,465)
Net realized gain distributions	—	218,734	197,747	102,451	42,908	—	493,964	247,321	526,698	—
Change in unrealized appreciation (depreciation) during the period	472,538	829,239	164,670	67,047	42,298	232,863	236,784	139,402	470,191	91,433
Net gain (loss) on investments	393,997	1,249,295	363,186	181,540	82,921	395,980	786,382	409,836	1,584,149	78,968
Net increase (decrease) in net assets resulting from operations	$630,353	$1,258,291	$347,360	$172,125	$78,434	$416,620	$736,309	$387,293	$1,546,708	$110,955

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$18,709	$69,646	$—	$9,554	$44,076	$286,609	$19,767	$—	$43,436	$274,543

Expenses:
Administrative charges	—	(3,099)	(2,083)	—	—	—	—	(36,168)	(6,162)	(64,450)
Mortality and expense risk charges	(14,910)	(32,331)	(43,308)	(7,024)	(46,064)	(118,727)	(20,888)	(442,215)	(72,423)	(683,399)
Total expenses	(14,910)	(35,430)	(45,391)	(7,024)	(46,064)	(118,727)	(20,888)	(478,383)	(78,585)	(747,849)
Net investment income (loss)	3,799	34,216	(45,391)	2,530	(1,988)	167,882	(1,121)	(478,383)	(35,149)	(473,306)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,997	(28,447)	(68,367)	(40,843)	50,954	55,897	62,354	2,964,480	194,592	2,659,532
Net realized gain distributions	100,875	—	554,437	19,390	151,412	—	80,614	2,166,871	243,459	2,336,830
Change in unrealized appreciation (depreciation) during the period	106,224	144,873	111,763	221,355	451,943	624,691	91,747	3,445,320	616,838	6,041,977
Net gain (loss) on investments	226,096	116,426	597,833	199,902	654,309	680,588	234,715	8,576,671	1,054,889	11,038,339
Net increase (decrease) in net assets resulting from operations	$229,895	$150,642	$552,442	$202,432	$652,321	$848,470	$233,594	$8,098,288	$1,019,740	$10,565,033

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$2,783,434	$989,475	$2,067,193	$27,380	$1,374,780	$756,490	$537	$67,466

Expenses:
Administrative charges	(26,301)	(45,100)	(182,627)	(45,988)	(86,523)	(5,942)	—	—	—	—
Mortality and expense risk charges	(314,664)	(477,002)	(1,970,878)	(788,996)	(892,556)	(60,886)	(435,195)	(180,903)	(605)	(25,747)
Total expenses	(340,965)	(522,102)	(2,153,505)	(834,984)	(979,079)	(66,828)	(435,195)	(180,903)	(605)	(25,747)
Net investment income (loss)	(340,965)	(522,102)	629,929	154,491	1,088,114	(39,448)	939,585	575,587	(68)	41,719

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	628,296	1,385,589	2,752,265	2,246,739	321,583	76,126	(317,471)	(116,406)	(10,290)	47,163
Net realized gain distributions	2,472,969	4,992,569	3,187,600	2,164,221	—	357,264	—	2,117	1,702	204,085
Change in unrealized appreciation (depreciation) during the period	2,288,597	3,617,051	13,726,155	7,389,327	3,573,921	538,948	2,298,321	(201,803)	27,238	719,511
Net gain (loss) on investments	5,389,862	9,995,209	19,666,020	11,800,287	3,895,504	972,338	1,980,850	(316,092)	18,650	970,759
Net increase (decrease) in net assets resulting from operations	$5,048,897	$9,473,107	$20,295,949	$11,954,778	$4,983,618	$932,890	$2,920,435	$259,495	$18,582	$1,012,478

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$10,727	$192	$—	$—	$4,400	$—	$35,943	$—	$254,016

Expenses:
Administrative charges	(508)	—	—	—	—	—	—	—	—	(2,824)
Mortality and expense risk charges	(6,698)	(4,059)	(371)	(4,494)	(25,827)	(15,743)	(3,217)	(35,403)	(134,048)	(100,570)
Total expenses	(7,206)	(4,059)	(371)	(4,494)	(25,827)	(15,743)	(3,217)	(35,403)	(134,048)	(103,394)
Net investment income (loss)	(7,206)	6,668	(179)	(4,494)	(25,827)	(11,343)	(3,217)	540	(134,048)	150,622

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,836	28,147	3,850	9,982	99,289	(2,348)	(5,375)	3,206	537,905	(103,535)
Net realized gain distributions	36,331	34,211	—	11,283	220,430	78,190	61,946	84,616	—	—
Change in unrealized appreciation (depreciation) during the period	55,017	68,551	(1,467)	34,186	219,767	138,970	68,460	207,441	809,546	594,370
Net gain (loss) on investments	97,184	130,909	2,383	55,451	539,486	214,812	125,031	295,263	1,347,451	490,835
Net increase (decrease) in net assets resulting from operations	$89,978	$137,577	$2,204	$50,957	$513,659	$203,469	$121,814	$295,803	$1,213,403	$641,457

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$25,627	$4,357	$—	$315,423	$7,782	$2,364	$744	$3,798

Expenses:
Administrative charges	(2,304)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(138,280)	(5,073)	(66,163)	(8,035)	(53,847)	(149,807)	(9,566)	(10,993)	(395)	(4,760)
Total expenses	(140,584)	(5,073)	(66,163)	(8,035)	(53,847)	(149,807)	(9,566)	(10,993)	(395)	(4,760)
Net investment income (loss)	(140,584)	(5,073)	(40,536)	(3,678)	(53,847)	165,616	(1,784)	(8,629)	349	(962)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	721,905	877	171,163	17,331	73,199	(167,484)	553	166,986	580	6,353
Net realized gain distributions	—	29,849	578,749	86,425	317,029	—	16,570	239,437	1,560	487
Change in unrealized appreciation (depreciation) during the period	1,211,128	69,427	325,557	52,981	393,071	879,198	57,631	119,729	1,204	46,101
Net gain (loss) on investments	1,933,033	100,153	1,075,469	156,737	783,299	711,714	74,754	526,152	3,344	52,941
Net increase (decrease) in net assets resulting from operations	$1,792,449	$95,080	$1,034,933	$153,059	$729,452	$877,330	$72,970	$517,523	$3,693	$51,979

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Core Asset Allocation Portfolio	Jennison 20/20 Focus Portfolio	Jennison Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)(10)	Sub-Account	Sub-Account

Investment income:
Dividends	$1,354	$664,805	$34,532	$46,563	$1,877	$1,186	$5,033	$104	$—	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	(20)	(251)
Mortality and expense risk charges	(3,313)	(403,426)	(63,717)	(47,033)	(469)	(323)	(2,329)	(75)	(228)	(2,789)
Total expenses	(3,313)	(403,426)	(63,717)	(47,033)	(469)	(323)	(2,329)	(75)	(248)	(3,040)
Net investment income (loss)	(1,959)	261,379	(29,185)	(470)	1,408	863	2,704	29	(248)	(3,040)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(22,892)	(3,646)	231,406	(4,082)	22,100	(3,750)	(21,856)	(1,352)	16,309	20,611
Net realized gain distributions	21,835	—	283,292	193,334	8,022	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	39,550	1,417,768	567,314	448,017	(9,888)	10,903	99,869	4,382	(12,729)	25,743
Net gain (loss) on investments	38,493	1,414,122	1,082,012	637,269	20,234	7,153	78,013	3,030	3,580	46,354
Net increase (decrease) in net assets resulting from operations	$36,534	$1,675,501	$1,052,827	$636,799	$21,642	$8,016	$80,717	$3,059	$3,332	$43,314

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$409	$1,784	$12,034	$16,310	$3,360	$—	$—	$294

Expenses:
Administrative charges	—	—	—	(51)	(1,012)	(285)	(209)	—	—	—
Mortality and expense risk charges	(280)	(134)	(361)	(426)	(8,437)	(15,540)	(4,086)	(327,405)	(45,820)	(485)
Total expenses	(280)	(134)	(361)	(477)	(9,449)	(15,825)	(4,295)	(327,405)	(45,820)	(485)
Net investment income (loss)	(280)	(134)	48	1,307	2,585	485	(935)	(327,405)	(45,820)	(191)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	198	173	168	(566)	1,422	1,866	372	826,908	8,312	613
Net realized gain distributions	—	—	2,106	—	43,794	115,394	25,657	2,511,783	370,440	1,685
Change in unrealized appreciation (depreciation) during the period	3,699	2,436	4,227	3,399	110,732	102,102	14,549	1,943,450	318,930	2,275
Net gain (loss) on investments	3,897	2,609	6,501	2,833	155,948	219,362	40,578	5,282,141	697,682	4,573
Net increase (decrease) in net assets resulting from operations	$3,617	$2,475	$6,549	$4,140	$158,533	$219,847	$39,643	$4,954,736	$651,862	$4,382

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2019

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVPSM– Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$29,030	$—	$—	$27,110	$36,613	$42,076	$106,906	$—	$79,555	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(11,428)	(15,596)	(140)	(81,598)	(86,550)	(131,524)	(132,196)	(145,989)	(95,809)	(119,015)
Total expenses	(11,428)	(15,596)	(140)	(81,598)	(86,550)	(131,524)	(132,196)	(145,989)	(95,809)	(119,015)
Net investment income (loss)	17,602	(15,596)	(140)	(54,488)	(49,937)	(89,448)	(25,290)	(145,989)	(16,254)	(119,015)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(102,141)	32,920	190	265,186	35,138	208,308	50,905	504,396	7,865	312,655
Net realized gain distributions	293,504	144,423	1,089	562,438	597,494	562,118	305,809	—	628,061	—
Change in unrealized appreciation (depreciation) during the period	(118,451)	26,675	1,945	566,701	652,441	1,511,188	1,377,729	1,599,314	270,838	1,210,021
Net gain (loss) on investments	72,912	204,018	3,224	1,394,325	1,285,073	2,281,614	1,734,443	2,103,710	906,764	1,522,676
Net increase (decrease) in net assets resulting from operations	$90,514	$188,422	$3,084	$1,339,837	$1,235,136	$2,192,166	$1,709,153	$1,957,721	$890,510	$1,403,661

The accompanying notes are an integral part of these financial statements.

(1) Merged into AB VPS Growth and Income Portfolio. Change effective April 26, 2019.
(2) Funded as of April 30, 2019.
(3) Merged assets from AB VPS Value Portfolio. Change effective April 26, 2019.
(4) Formerly Morgan Stanley VIF Mid Cap Growth Portfolio. Change effective April 30, 2019.
(5) Formerly Oppenheimer Capital Appreciation Fund/VA. Change effective May 24, 2019.
(6) Formerly Oppenheimer Global Fund/VA. Change effective May 24, 2019.
(7) Formerly Oppenheimer Main Street Fund®/VA. Change effective May 24, 2019.
(8) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective May 24, 2019.
(9) Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio. Change effective October 1, 2019.
(10) Not Funded as of December 31, 2019.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$19,732	$(338)	$35,574	$(29,525)	$(15,935)	$732	$(6,170)	$(205,186)	$(234,154)	$476,310
Net realized gain (loss) on security transactions	153,045	7,282	(43,760)	(7,885)	(13,069)	16,299	18,171	(611,353)	637,916	(668,266)
Net realized gain distributions	95,378	11,704	438,434	—	145,966	8,965	9,865	2,539,869	2,874,596	—
Change in unrealized appreciation (depreciation) during the period	102,375	7,868	138,989	571,213	111,523	(13,757)	66,735	1,324,863	2,748,361	3,239,289
Net increase (decrease) in net assets resulting from operations	370,530	26,516	569,237	533,803	228,485	12,239	88,601	3,048,193	6,026,719	3,047,333

Unit transactions:
Purchases	—	1,951	2,812	6,325	1,100	—	—	35,400	88,795	212,981
Net transfers	(181,637)	(14,648)	8,840	463,144	30,366	20,371	(28,635)	117,896	(483,777)	(120,901)
Net interfund transfers due to corporate actions	—	—	—	—	—	(106,383)	—	—	—	—
Surrenders for benefit payments and fees	(285,435)	(27,854)	(618,095)	(491,875)	(287,927)	(2,474)	(28,159)	(1,396,253)	(3,065,561)	(9,794,638)
Other transactions	1	—	—	(709)	2	1	—	1,408	687	471
Death benefits	(38,406)	—	(3,252)	(163,275)	(5,963)	—	(2,781)	(303,039)	(492,744)	(2,312,468)
Net annuity transactions	—	—	—	(21,301)	—	(22,344)	(6,558)	(88,106)	(70,160)	(138,284)
Net increase (decrease) in net assets resulting from unit transactions	(505,477)	(40,551)	(609,695)	(207,691)	(262,422)	(110,829)	(66,133)	(1,632,694)	(4,022,760)	(12,152,839)
Net increase (decrease) in net assets	(134,947)	(14,035)	(40,458)	326,112	(33,937)	(98,590)	22,468	1,415,499	2,003,959	(9,105,506)

Net assets:
Beginning of period	1,590,679	91,098	3,636,382	3,552,361	1,306,557	98,590	389,859	11,258,230	23,750,133	76,929,665
End of period	$1,455,732	$77,063	$3,595,924	$3,878,473	$1,272,620	$—	$412,327	$12,673,729	$25,754,092	$67,824,159

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account

Operations:
Net investment income (loss)	$11,935	$(47,673)	$(354,614)	$(319,259)	$(16,617)	$67	$77,037	$1,127	$(19)	$(54,799)
Net realized gain (loss) on security transactions	(729)	1,346,627	(184,759)	12,876	(38,006)	268	—	1,388	(655)	108,813
Net realized gain distributions	—	1,647,597	2,701,440	2,115,175	—	367	—	9,714	11,076	—
Change in unrealized appreciation (depreciation) during the period	19,132	3,377,732	3,046,527	2,033,354	197,469	631	—	8,772	(2,526)	1,161,012
Net increase (decrease) in net assets resulting from operations	30,338	6,324,283	5,208,594	3,842,146	142,846	1,333	77,037	21,001	7,876	1,215,026

Unit transactions:
Purchases	—	23,298	31,270	31,683	2,181	—	695,755	499	—	153,998
Net transfers	87,102	(1,273,801)	(237,057)	112,130	13,856	—	18,081,827	(33)	(18,520)	242,682
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	106,383	—
Surrenders for benefit payments and fees	(34,064)	(3,776,359)	(2,856,774)	(2,360,207)	(296,212)	(724)	(24,514,617)	(19,795)	(8,187)	(2,598,442)
Other transactions	—	(511)	1,688	(239)	—	—	733	—	1	108
Death benefits	(22,585)	(565,579)	(466,046)	(274,114)	(761)	—	(2,319,283)	—	(2,618)	(737,052)
Net annuity transactions	(398)	10,160	(49,629)	15,525	—	—	(20,832)	—	18,036	(7,425)
Net increase (decrease) in net assets resulting from unit transactions	30,055	(5,582,792)	(3,576,548)	(2,475,222)	(280,936)	(724)	(8,076,417)	(19,329)	95,095	(2,946,131)
Net increase (decrease) in net assets	60,393	741,491	1,632,046	1,366,924	(138,090)	609	(7,999,380)	1,672	102,971	(1,731,105)

Net assets:
Beginning of period	263,896	25,800,409	23,874,817	16,121,168	1,187,793	6,356	53,661,271	79,971	—	21,965,227
End of period	$324,289	$26,541,900	$25,506,863	$17,488,092	$1,049,703	$6,965	$45,661,891	$81,643	$102,971	$20,234,122

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$30,013	$24,143	$86,939	$931,332	$(326,861)	$(4,282,506)	$(593,949)	$(312,086)	$(260,445)	$(534,567)
Net realized gain (loss) on security transactions	1,271,565	4,942,596	1,011,904	(7,258)	1,632,398	11,521,957	8,617,857	713,916	1,009,248	797,765
Net realized gain distributions	2,090,438	6,795,796	5,298,068	—	2,438,125	42,079,252	32,605,542	2,176,989	1,066,223	2,047,581
Change in unrealized appreciation (depreciation) during the period	6,976,406	11,343,735	5,213,671	7,305,776	8,866,363	49,745,231	27,970,895	13,626,183	4,698,183	5,854,252
Net increase (decrease) in net assets resulting from operations	10,368,422	23,106,270	11,610,582	8,229,850	12,610,025	99,063,934	68,600,345	16,205,002	6,513,209	8,165,031

Unit transactions:
Purchases	171,477	735,857	524,273	459,346	313,563	1,715,008	1,183,736	218,511	67,829	66,279
Net transfers	(1,390,445)	2,495,963	(760,410)	4,649,042	(2,871,809)	(8,927,346)	(2,826,201)	(2,038,602)	(1,431,859)	(614,789)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,672,818)	(15,052,062)	(7,359,317)	(14,193,518)	(4,922,684)	(44,135,349)	(34,625,270)	(10,355,427)	(2,904,838)	(3,447,854)
Other transactions	2,608	7,508	5,442	(15)	2,703	19,386	12,808	1,521	272	485
Death benefits	(918,137)	(3,990,892)	(1,650,312)	(3,885,277)	(1,107,824)	(9,983,261)	(8,833,515)	(1,648,718)	(480,445)	(586,269)
Net annuity transactions	(178,529)	(468,033)	(278,727)	102,871	(27,958)	(844,477)	(622,528)	(228,657)	(55,860)	(8,078)
Net increase (decrease) in net assets resulting from unit transactions	(6,985,844)	(16,271,659)	(9,519,051)	(12,867,551)	(8,614,009)	(62,156,039)	(45,710,970)	(14,051,372)	(4,804,901)	(4,590,226)
Net increase (decrease) in net assets	3,382,578	6,834,611	2,091,531	(4,637,701)	3,996,016	36,907,895	22,889,375	2,153,630	1,708,308	3,574,805

Net assets:
Beginning of period	38,499,132	128,179,835	64,983,677	116,160,829	42,017,302	373,187,840	$304,182,757	$83,257,211	$25,917,418	$29,761,969
End of period	$41,881,710	$135,014,446	$67,075,208	$111,523,128	$46,013,318	$410,095,735	$327,072,132	$85,410,841	$27,625,726	$33,336,774

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Columbia Variable Portfolio - Small Company Growth Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(100,877)	$(10,829)	$(25,911)	$(167,311)	$(89,225)	$(2,455)	$(3,343)	$778	$(688,395)	$9,617,572
Net realized gain (loss) on security transactions	165,319	26,504	138,127	420,490	67,424	5,973	338	150	5,140,887	1,935,428
Net realized gain distributions	930,341	76,228	120,015	1,495,764	1,136,956	52,713	37,870	324	21,146,383	4,332,978
Change in unrealized appreciation (depreciation) during the period	437,330	99,902	225,380	1,428,442	734,689	97,950	18,683	10,269	6,653,839	19,479,871
Net increase (decrease) in net assets resulting from operations	1,432,113	191,805	457,611	3,177,385	1,849,844	154,181	53,548	11,521	32,252,714	35,365,849

Unit transactions:
Purchases	19,372	15,600	—	13,743	6,936	650	—	—	399,243	700,002
Net transfers	(170,350)	(21,489)	(407,104)	(541,315)	281,666	(7,210)	(793)	2,741	(1,741,384)	(3,006,826)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(460,648)	(196,324)	(201,587)	(1,474,554)	(1,354,737)	(49,505)	(19,668)	(79,347)	(17,769,001)	(33,739,005)
Other transactions	377	2	(2)	(3)	(3)	(1)	—	—	13,136	5,886
Death benefits	(65,932)	—	(10,049)	(212,659)	(249,493)	—	—	(32,855)	(4,007,625)	(7,570,007)
Net annuity transactions	33,439	1,144	(22,511)	(24,061)	33,019	—	(1,405)	—	(651,128)	(738,329)
Net increase (decrease) in net assets resulting from unit transactions	(643,742)	(201,067)	(641,253)	(2,238,849)	(1,282,612)	(56,066)	(21,866)	(109,461)	(23,756,759)	(44,348,279)
Net increase (decrease) in net assets	788,371	(9,262)	(183,642)	938,536	567,232	98,115	31,682	(97,940)	8,495,955	(8,982,430)

Net assets:
Beginning of period	3,967,091	624,244	1,587,770	11,651,008	8,816,633	507,059	203,995	142,790	127,442,610	266,727,783
End of period	$4,755,462	$614,982	$1,404,128	$12,589,544	$9,383,865	$605,174	$235,677	$44,850	$135,938,565	$257,745,353

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(470,836)	$4,558	$(775,693)	$(68,427)	$2,850,653	$53,750	$(85,916)	$(36,477)	$773,416	$(123,625)
Net realized gain (loss) on security transactions	815,239	5,449	(1,047,987)	(442,269)	(1,322,340)	2,479,466	147,865	(573,212)	(1,063,384)	(314,702)
Net realized gain distributions	3,181,020	9,214	5,822,522	1,589,921	—	14,085,243	—	494,141	14,709,432	4,265,855
Change in unrealized appreciation (depreciation) during the period	3,283,917	66,686	6,432,026	907,327	3,511,877	10,863,208	2,788,909	5,093,805	(4,853,097)	4,852,012
Net increase (decrease) in net assets resulting from operations	6,809,340	85,907	10,430,868	1,986,552	5,040,190	27,481,667	2,850,858	4,978,257	9,566,367	8,679,540

Unit transactions:
Purchases	76,491	—	187,790	33,976	210,707	394,227	14,461	134,720	139,872	276,617
Net transfers	(8,155)	(660)	(1,108,276)	(210,105)	401,529	(1,533,647)	(360,004)	3,612,749	(429,253)	(1,381,840)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,015,928)	(17,125)	(5,226,420)	(1,189,860)	(10,111,901)	(18,096,008)	(1,476,408)	(6,510,186)	(9,418,014)	(5,181,900)
Other transactions	522	—	621	348	1,167	1,931	(58)	695	7,384	479
Death benefits	(464,463)	(63,502)	(965,568)	(147,166)	(2,186,927)	(3,431,125)	(177,095)	(957,908)	(1,695,802)	(1,046,172)
Net annuity transactions	(86,112)	(3,018)	(250,064)	7,042	(38,002)	(116,299)	4,114	(67,811)	(91,815)	(206,578)
Net increase (decrease) in net assets resulting from unit transactions	(3,497,645)	(84,305)	(7,361,917)	(1,505,765)	(11,723,427)	(22,780,921)	(1,994,990)	(3,787,741)	(11,487,628)	(7,539,394)
Net increase (decrease) in net assets	3,311,695	1,602	3,068,951	480,787	(6,683,237)	4,700,746	855,868	1,190,516	(1,921,261)	1,140,146

Net assets:
Beginning of period	21,764,487	446,824	37,729,713	8,848,698	82,090,246	143,040,128	12,628,901	48,366,811	78,065,371	42,430,560
End of period	$25,076,182	$448,426	$40,798,664	$9,329,485	$75,407,009	$147,740,874	$13,484,769	$49,557,327	$76,144,110	$43,570,706

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(222,510)	$486,110	$(23,789)	$1,947,834	$(439,684)	$129,566	$(942)	$(16,992)	$(66,053)	$(318,123)
Net realized gain (loss) on security transactions	(289,973)	(105,603)	390,692	162,815	1,792,005	891,287	116	1,469	270,969	1,217,898
Net realized gain distributions	600,543	—	894,135	—	9,554,545	7,511,436	9,763	142,652	1,080,547	3,815,425
Change in unrealized appreciation (depreciation) during the period	2,863,924	(345,292)	705,081	5,209,815	11,798,795	6,632,309	9,789	151,387	1,382,206	549,099
Net increase (decrease) in net assets resulting from operations	2,951,984	35,215	1,966,119	7,320,464	22,705,661	15,164,598	18,726	278,516	2,667,669	5,264,299

Unit transactions:
Purchases	13,395	8,158	33,669	185,714	128,162	106,647	—	336	16,400	18,205
Net transfers	(198,636)	297,081	468,004	(1,648,341)	(907,601)	583,971	310	(145,484)	(180,890)	(326,051)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,471,736)	(1,549,803)	(1,430,280)	(12,298,933)	(12,060,535)	(9,277,025)	(909)	(65,012)	(1,565,316)	(2,781,071)
Other transactions	(2)	1	(7)	458	(1,266)	232	—	(1)	(2,120)	(1,262)
Death benefits	(411,022)	(206,358)	(230,916)	(2,394,887)	(1,946,269)	(1,403,365)	—	(13,695)	(146,796)	(424,830)
Net annuity transactions	7,691	565	(40,947)	11,917	10,893	(53,513)	—	(10,525)	(32,304)	(9,577)
Net increase (decrease) in net assets resulting from unit transactions	(2,060,310)	(1,450,356)	(1,200,477)	(16,144,072)	(14,776,616)	(10,043,053)	(599)	(234,381)	(1,911,026)	(3,524,586)
Net increase (decrease) in net assets	891,674	(1,415,141)	765,642	(8,823,608)	7,929,045	5,121,545	18,127	44,135	756,643	1,739,713

Net assets:
Beginning of period	10,704,620	9,893,086	10,103,472	90,020,683	82,396,865	61,000,685	59,211	1,037,044	8,834,421	18,432,290
End of period	$11,596,294	$8,477,945	$10,869,114	$81,197,075	$90,325,910	$66,122,230	$77,338	$1,081,179	$9,591,064	$20,172,003

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$236,356	$8,996	$(15,826)	$(9,415)	$(4,487)	$20,640	$(50,073)	$(22,543)	$(37,441)	$31,987
Net realized gain (loss) on security transactions	(78,541)	201,322	769	12,042	(2,285)	163,117	55,634	23,113	587,260	(12,465)
Net realized gain distributions	—	218,734	197,747	102,451	42,908	—	493,964	247,321	526,698	—
Change in unrealized appreciation (depreciation) during the period	472,538	829,239	164,670	67,047	42,298	232,863	236,784	139,402	470,191	91,433
Net increase (decrease) in net assets resulting from operations	630,353	1,258,291	347,360	172,125	78,434	416,620	736,309	387,293	1,546,708	110,955

Unit transactions:
Purchases	4,737	13,905	794	—	—	49,913	9,812	—	21,891	29,178
Net transfers	58,742	119,925	(2,157)	819	47,621	2,840,190	(50,953)	(23,217)	(52,627)	425,353
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(961,510)	(801,963)	(101,992)	(18,919)	(10,164)	(5,895,418)	(212,458)	(264,819)	(611,588)	(564,268)
Other transactions	(162)	527	—	—	(1)	(308)	497	—	(9)	1
Death benefits	(107,145)	(54,522)	(34,058)	(22,249)	(22)	(1,153,298)	(34,933)	—	(212,404)	(84,392)
Net annuity transactions	(3,362)	(29,180)	—	(4,898)	—	(198,976)	(3,318)	—	(13,400)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,008,700)	(751,308)	(137,413)	(45,247)	37,434	(4,357,897)	(291,353)	(288,036)	(868,137)	(194,128)
Net increase (decrease) in net assets	(378,347)	506,983	209,947	126,878	115,868	(3,941,277)	444,956	99,257	678,571	(83,173)

Net assets:
Beginning of period	5,101,395	5,387,498	987,112	579,538	268,489	44,150,314	2,223,242	1,249,301	5,735,937	3,146,534
End of period	$4,723,048	$5,894,481	$1,197,059	$706,416	$384,357	$40,209,037	$2,668,198	$1,348,558	$6,414,508	$3,063,361

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,799	$34,216	$(45,391)	$2,530	$(1,988)	$167,882	$(1,121)	$(478,383)	$(35,149)	$(473,306)
Net realized gain (loss) on security transactions	18,997	(28,447)	(68,367)	(40,843)	50,954	55,897	62,354	2,964,480	194,592	2,659,532
Net realized gain distributions	100,875	—	554,437	19,390	151,412	—	80,614	2,166,871	243,459	2,336,830
Change in unrealized appreciation (depreciation) during the period	106,224	144,873	111,763	221,355	451,943	624,691	91,747	3,445,320	616,838	6,041,977
Net increase (decrease) in net assets resulting from operations	229,895	150,642	552,442	202,432	652,321	848,470	233,594	8,098,288	1,019,740	10,565,033

Unit transactions:
Purchases	—	2,919	2,938	1,125	2,881	11,163	—	10,448	14,498	141,231
Net transfers	(36,239)	38,391	26,001	(135,414)	288,783	168,534	5,263	(3,270,564)	(91,356)	(1,442,505)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(87,773)	(301,747)	(272,219)	(430,856)	(827,992)	(899,159)	(204,223)	(3,354,175)	(500,488)	(4,663,249)
Other transactions	(1)	(36)	(32)	—	—	(199)	1	(12)	51	272
Death benefits	(19,098)	(20,949)	(29,223)	(17,984)	(2,377)	(258,153)	(1,966)	(592,880)	(62,827)	(1,021,462)
Net annuity transactions	(892)	(394)	(1,866)	—	—	(26,311)	—	(54,044)	(7,005)	(103,868)
Net increase (decrease) in net assets resulting from unit transactions	(144,003)	(281,816)	(274,401)	(583,129)	(538,705)	(1,004,125)	(200,925)	(7,261,227)	(647,127)	(7,089,581)
Net increase (decrease) in net assets	85,892	(131,174)	278,041	(380,697)	113,616	(155,655)	32,669	837,061	372,613	3,475,452

Net assets:
Beginning of period	944,573	2,605,286	2,541,085	1,163,402	2,725,654	7,658,781	1,223,586	25,065,303	3,884,571	38,137,214
End of period	$1,030,465	$2,474,112	$2,819,126	$782,705	$2,839,270	$7,503,126	$1,256,255	$25,902,364	$4,257,184	$41,612,666

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(340,965)	$(522,102)	$629,929	$154,491	$1,088,114	$(39,448)	$939,585	$575,587	$(68)	$41,719
Net realized gain (loss) on security transactions	628,296	1,385,589	2,752,265	2,246,739	321,583	76,126	(317,471)	(116,406)	(10,290)	47,163
Net realized gain distributions	2,472,969	4,992,569	3,187,600	2,164,221	—	357,264	—	2,117	1,702	204,085
Change in unrealized appreciation (depreciation) during the period	2,288,597	3,617,051	13,726,155	7,389,327	3,573,921	538,948	2,298,321	(201,803)	27,238	719,511
Net increase (decrease) in net assets resulting from operations	5,048,897	9,473,107	20,295,949	11,954,778	4,983,618	932,890	2,920,435	259,495	18,582	1,012,478

Unit transactions:
Purchases	11,259	67,896	207,824	75,445	121,370	568	72,887	38,717	—	30,910
Net transfers	2,774,575	(947,289)	1,092,757	(2,828,936)	4,188,735	187,971	660,561	2,895,299	2,118	(290,512)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,391,086)	(3,441,992)	(14,353,161)	(6,131,452)	(9,571,120)	(330,370)	(2,980,174)	(5,517,479)	(190,854)	(787,541)
Other transactions	1,035	1,126	1,720	(1,877)	66	—	10,065	(20)	(1)	2
Death benefits	(280,246)	(475,171)	(3,306,634)	(935,941)	(2,270,108)	(4,246)	(612,547)	(297,225)	—	(3,349)
Net annuity transactions	83,734	(69,365)	(533,883)	11,859	163,217	—	(318,542)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	199,271	(4,864,795)	(16,891,377)	(9,810,902)	(7,367,840)	(146,077)	(3,167,750)	(2,880,708)	(188,737)	(1,050,490)
Net increase (decrease) in net assets	5,248,168	4,608,312	3,404,572	2,143,876	(2,384,222)	786,813	(247,315)	(2,621,213)	(170,155)	(38,012)

Net assets:
Beginning of period	14,042,057	25,121,157	118,370,706	46,149,247	62,099,288	3,137,820	24,065,291	26,709,637	213,803	3,780,185
End of period	$19,290,225	$29,729,469	$121,775,278	$48,293,123	$59,715,066	$3,924,633	$23,817,976	$24,088,424	$43,648	$3,742,173

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,206)	$6,668	$(179)	$(4,494)	$(25,827)	$(11,343)	$(3,217)	$540	$(134,048)	$150,622
Net realized gain (loss) on security transactions	5,836	28,147	3,850	9,982	99,289	(2,348)	(5,375)	3,206	537,905	(103,535)
Net realized gain distributions	36,331	34,211	—	11,283	220,430	78,190	61,946	84,616	—	—
Change in unrealized appreciation (depreciation) during the period	55,017	68,551	(1,467)	34,186	219,767	138,970	68,460	207,441	809,546	594,370
Net increase (decrease) in net assets resulting from operations	89,978	137,577	2,204	50,957	513,659	203,469	121,814	295,803	1,213,403	641,457

Unit transactions:
Purchases	—	240	—	—	1,485	596	—	—	32,486	27,176
Net transfers	—	(43,994)	30,173	42,315	(92,673)	148,642	(60,464)	75,636	64,316	114,626
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(42,054)	(190,945)	(70,456)	(63,086)	(304,173)	(90,359)	(172,419)	(52,763)	(689,774)	(344,167)
Other transactions	—	—	—	(1)	(1)	(1)	—	—	1	570
Death benefits	—	(10,391)	—	—	(16,090)	(6,086)	(9,524)	(39,921)	(138,387)	(43,692)
Net annuity transactions	—	—	—	—	—	—	—	(1,109)	71,734	(48,252)
Net increase (decrease) in net assets resulting from unit transactions	(42,054)	(245,090)	(40,283)	(20,772)	(411,452)	52,792	(242,407)	(18,157)	(659,624)	(293,739)
Net increase (decrease) in net assets	47,924	(107,513)	(38,079)	30,185	102,207	256,261	(120,593)	277,646	553,779	347,718

Net assets:
Beginning of period	321,178	608,215	43,069	169,019	1,368,170	851,161	473,661	1,566,412	5,878,021	4,653,102
End of period	$369,102	$500,702	$4,990	$199,204	$1,470,377	$1,107,422	$353,068	$1,844,058	$6,431,800	$5,000,820

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(140,584)	$(5,073)	$(40,536)	$(3,678)	$(53,847)	$165,616	$(1,784)	$(8,629)	$349	$(962)
Net realized gain (loss) on security transactions	721,905	877	171,163	17,331	73,199	(167,484)	553	166,986	580	6,353
Net realized gain distributions	—	29,849	578,749	86,425	317,029	—	16,570	239,437	1,560	487
Change in unrealized appreciation (depreciation) during the period	1,211,128	69,427	325,557	52,981	393,071	879,198	57,631	119,729	1,204	46,101
Net increase (decrease) in net assets resulting from operations	1,792,449	95,080	1,034,933	153,059	729,452	877,330	72,970	517,523	3,693	51,979

Unit transactions:
Purchases	41,203	325	2,145	262	4,974	16,591	—	—	—	—
Net transfers	(178,597)	(3,552)	8,531	(28,582)	271,076	43,920	519	(306,800)	661	17,341
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(601,956)	(71,649)	(493,684)	(256,701)	(481,192)	(1,161,526)	(79,439)	(394,024)	(8,546)	(48,622)
Other transactions	1,173	(53)	—	(4)	(962)	(377)	—	1	—	—
Death benefits	(220,488)	(6,080)	(63,223)	(4,700)	(128,186)	(402,603)	—	(37,358)	(6,397)	(4,407)
Net annuity transactions	(17,562)	(34,916)	(26,162)	(7,429)	111	(4,560)	—	—	(1,563)	—
Net increase (decrease) in net assets resulting from unit transactions	(976,227)	(115,925)	(572,393)	(297,154)	(334,179)	(1,508,555)	(78,920)	(738,181)	(15,845)	(35,688)
Net increase (decrease) in net assets	816,222	(20,845)	462,540	(144,095)	395,273	(631,225)	(5,950)	(220,658)	(12,152)	16,291

Net assets:
Beginning of period	5,835,021	344,548	3,710,054	621,775	3,020,033	9,883,469	522,048	1,684,721	27,231	244,772
End of period	$6,651,243	$323,703	$4,172,594	$477,680	$3,415,306	$9,252,244	$516,098	$1,464,063	$15,079	$261,063

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Core Asset Allocation Portfolio	Jennison 20/20 Focus Portfolio	Jennison Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)(10)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,959)	$261,379	$(29,185)	$(470)	$1,408	$863	$2,704	$29	$(248)	$(3,040)
Net realized gain (loss) on security transactions	(22,892)	(3,646)	231,406	(4,082)	22,100	(3,750)	(21,856)	(1,352)	16,309	20,611
Net realized gain distributions	21,835	—	283,292	193,334	8,022	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	39,550	1,417,768	567,314	448,017	(9,888)	10,903	99,869	4,382	(12,729)	25,743
Net increase (decrease) in net assets resulting from operations	36,534	1,675,501	1,052,827	636,799	21,642	8,016	80,717	3,059	3,332	43,314

Unit transactions:
Purchases	325	26,804	2,540	8,926	—	—	—	—	—	—
Net transfers	(27,389)	(820,988)	34,283	28,485	(39,020)	88	(36,623)	—	(15,107)	(1,079)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,448)	(3,205,120)	(411,561)	(231,988)	(55,411)	(124,017)	(65,950)	(33,335)	(10,713)	(3,183)
Other transactions	—	466	7	—	—	1	—	—	(5)	2
Death benefits	(6,762)	(990,803)	(81,210)	(30,617)	—	(59)	(8,424)	—	—	(6,047)
Net annuity transactions	—	(85,400)	(8,135)	(582)	—	—	—	—	—	(8,540)
Net increase (decrease) in net assets resulting from unit transactions	(44,274)	(5,075,041)	(464,076)	(225,776)	(94,431)	(123,987)	(110,997)	(33,335)	(25,825)	(18,847)
Net increase (decrease) in net assets	(7,740)	(3,399,540)	588,751	411,023	(72,789)	(115,971)	(30,280)	(30,276)	(22,493)	24,467

Net assets:
Beginning of period	180,596	27,935,309	3,601,813	2,570,558	132,671	128,624	343,496	30,276	28,898	147,309
End of period	$172,856	$24,535,769	$4,190,564	$2,981,581	$59,882	$12,653	$313,216	$—	$6,405	$171,776

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(280)	$(134)	$48	$1,307	$2,585	$485	$(935)	$(327,405)	$(45,820)	$(191)
Net realized gain (loss) on security transactions	198	173	168	(566)	1,422	1,866	372	826,908	8,312	613
Net realized gain distributions	—	—	2,106	—	43,794	115,394	25,657	2,511,783	370,440	1,685
Change in unrealized appreciation (depreciation) during the period	3,699	2,436	4,227	3,399	110,732	102,102	14,549	1,943,450	318,930	2,275
Net increase (decrease) in net assets resulting from operations	3,617	2,475	6,549	4,140	158,533	219,847	39,643	4,954,736	651,862	4,382

Unit transactions:
Purchases	—	—	—	—	3,026	—	—	23,209	830	—
Net transfers	—	—	2,532	(955)	5,192	48,052	557	1,723,124	667	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(186)	(405)	(479)	(2,075)	(7,820)	(117,565)	(17,510)	(2,126,932)	(469,791)	(1,894)
Other transactions	—	—	—	—	1	1	—	2,772	6	—
Death benefits	—	—	—	—	(10,725)	(695)	—	(283,418)	(18,915)	—
Net annuity transactions	—	—	—	—	(4,730)	—	—	(60,459)	(2,186)	—
Net increase (decrease) in net assets resulting from unit transactions	(186)	(405)	2,053	(3,030)	(15,056)	(70,207)	(16,953)	(721,704)	(489,389)	(1,894)
Net increase (decrease) in net assets	3,431	2,070	8,602	1,110	143,477	149,640	22,690	4,233,032	162,473	2,488

Net assets:
Beginning of period	15,378	8,388	21,377	33,375	593,321	953,026	185,014	14,258,934	2,179,825	25,491
End of period	$18,809	$10,458	$29,979	$34,485	$736,798	$1,102,666	$207,704	$18,491,966	$2,342,298	$27,979

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVPSM– Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$17,602	$(15,596)	$(140)	$(54,488)	$(49,937)	$(89,448)	$(25,290)	$(145,989)	$(16,254)	$(119,015)
Net realized gain (loss) on security transactions	(102,141)	32,920	190	265,186	35,138	208,308	50,905	504,396	7,865	312,655
Net realized gain distributions	293,504	144,423	1,089	562,438	597,494	562,118	305,809	—	628,061	—
Change in unrealized appreciation (depreciation) during the period	(118,451)	26,675	1,945	566,701	652,441	1,511,188	1,377,729	1,599,314	270,838	1,210,021
Net increase (decrease) in net assets resulting from operations	90,514	188,422	3,084	1,339,837	1,235,136	2,192,166	1,709,153	1,957,721	890,510	1,403,661

Unit transactions:
Purchases	—	150	—	3,380	375	16,184	5,371	39,126	16,946	49,173
Net transfers	1,347	(9,446)	—	(213,477)	(73,863)	557,168	(27,622)	(58,717)	27,647	(75,031)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(78,753)	(196,027)	(592)	(551,561)	(652,226)	(710,003)	(863,807)	(828,595)	(470,854)	(403,342)
Other transactions	—	(11)	1	15	2	(25)	(35)	1,982	36	2,122
Death benefits	(9,627)	(14,770)	—	(289,492)	(79,275)	(144,034)	(161,106)	(141,703)	(79,060)	(55,201)
Net annuity transactions	(831)	650	—	7,974	(35,035)	(15,337)	12,788	84,842	28,914	(23,135)
Net increase (decrease) in net assets resulting from unit transactions	(87,864)	(219,454)	(591)	(1,043,161)	(840,022)	(296,047)	(1,034,411)	(903,065)	(476,371)	(505,414)
Net increase (decrease) in net assets	2,650	(31,032)	2,493	296,676	395,114	1,896,119	674,742	1,054,656	414,139	898,247

Net assets:
Beginning of period	696,265	842,866	8,409	4,780,656	4,416,800	5,912,521	6,988,607	6,270,725	4,116,686	5,019,678
End of period	$698,915	$811,834	$10,902	$5,077,332	$4,811,914	$7,808,640	$7,663,349	$7,325,381	$4,530,825	$5,917,925

The accompanying notes are an integral part of these financial statements.

(1) Merged into AB VPS Growth and Income Portfolio. Change effective April 26, 2019.
(2) Funded as of April 30, 2019.
(3) Merged assets from AB VPS Value Portfolio. Change effective April 26, 2019.
(4) Formerly Morgan Stanley VIF Mid Cap Growth Portfolio. Change effective April 30, 2019.
(5) Formerly Oppenheimer Capital Appreciation Fund/VA. Change effective May 24, 2019.
(6) Formerly Oppenheimer Global Fund/VA. Change effective May 24, 2019.
(7) Formerly Oppenheimer Main Street Fund®/VA. Change effective May 24, 2019.
(8) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective May 24, 2019.
(9) Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio. Change effective October 1, 2019.
(10) Not Funded as of December 31, 2019.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2018

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$14,838	$(529)	$15,079	$(20,134)	$(21,306)	$(1,172)	$(6,965)	$(230,847)	$(277,831)	$274,875
Net realized gain (loss) on security transactions	120,234	3,712	(10,761)	107,748	44,871	32,144	41,375	(278,293)	963,728	(1,116,353)
Net realized gain distributions	115	1,897	318,435	—	134,179	—	—	1,466,302	1,815,471	—
Change in unrealized appreciation (depreciation) during the period	(293,288)	(6,179)	(626,950)	(1,227,266)	(420,517)	(53,846)	(129,707)	(3,949,008)	(5,385,387)	(312,485)
Net increase (decrease) in net assets resulting from operations	(158,101)	(1,099)	(304,197)	(1,139,652)	(262,773)	(22,874)	(95,297)	(2,991,846)	(2,884,019)	(1,153,963)

Unit transactions:
Purchases	—	1,950	4,793	12,293	2,874	—	—	13,230	187,434	349,251
Net transfers	97,623	(3,826)	20,768	435,894	(73,070)	(10,350)	(17,306)	(151,725)	(178,455)	3,241,732
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(149,460)	(3,834)	(452,328)	(603,386)	(197,445)	(33,779)	(111,652)	(1,347,503)	(3,605,139)	(10,641,321)
Other transactions	1	—	353	(56)	—	—	14	87	722	3,736
Death benefits	(41,252)	—	(57,893)	(80,067)	(54,418)	(67,440)	(4,119)	(208,755)	(502,869)	(1,905,346)
Net annuity transactions	—	—	—	(16,536)	—	(5,303)	7,065	(55,228)	(66,248)	(35,892)
Net increase (decrease) in net assets resulting from unit transactions	(93,088)	(5,710)	(484,307)	(251,858)	(322,059)	(116,872)	(125,998)	(1,749,894)	(4,164,555)	(8,987,840)
Net increase (decrease) in net assets	(251,189)	(6,809)	(788,504)	(1,391,510)	(584,832)	(139,746)	(221,295)	(4,741,740)	(7,048,574)	(10,141,803)

Net assets:
Beginning of period	1,841,868	97,907	4,424,886	4,943,871	1,891,389	238,336	611,154	15,999,970	30,798,707	87,071,468
End of period	$1,590,679	$91,098	$3,636,382	$3,552,361	$1,306,557	$98,590	$389,859	$11,258,230	$23,750,133	$76,929,665

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$8,221	$105,234	$(402,631)	$(374,035)	$(2,295)	$32	$(102,152)	$637	$45,080	$(116,630)
Net realized gain (loss) on security transactions	(4,519)	1,496,080	493,120	607,545	(21,061)	264	—	11,395	60,191	1,975,549
Net realized gain distributions	—	211,071	3,976,969	1,336,857	115,256	239	—	8,414	82,961	3,541,630
Change in unrealized appreciation (depreciation) during the period	(23,408)	(6,981,664)	(7,715,600)	(4,670,483)	(197,935)	(1,195)	—	(33,584)	(977,889)	(10,333,482)
Net increase (decrease) in net assets resulting from operations	(19,706)	(5,169,279)	(3,648,142)	(3,100,116)	(106,035)	(660)	(102,152)	(13,138)	(789,657)	(4,932,933)

Unit transactions:
Purchases	—	79,163	141,161	89,882	7,560	—	136,147	836	215,592	124,681
Net transfers	(172,055)	1,424,015	(741,973)	(305,564)	(101,303)	—	29,655,212	(44,371)	215,504	(1,369,759)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(48,092)	(4,182,155)	(3,499,696)	(2,696,747)	(139,452)	(548)	(22,989,499)	(14,717)	(2,840,381)	(6,144,536)
Other transactions	(3)	675	645	749	—	—	769	(1)	1,647	415
Death benefits	(4,760)	(784,387)	(449,236)	(391,643)	(4,677)	—	(2,102,096)	—	(505,114)	(640,191)
Net annuity transactions	(425)	(8,732)	(76,955)	(8,373)	—	—	(26,394)	—	(165,480)	122,024
Net increase (decrease) in net assets resulting from unit transactions	(225,335)	(3,471,421)	(4,626,054)	(3,311,696)	(237,872)	(548)	4,674,139	(58,253)	(3,078,232)	(7,907,366)
Net increase (decrease) in net assets	(245,041)	(8,640,700)	(8,274,196)	(6,411,812)	(343,907)	(1,208)	4,571,987	(71,391)	(3,867,889)	(12,840,299)

Net assets:
Beginning of period	508,937	34,441,109	32,149,013	22,532,980	1,531,700	7,564	49,089,284	151,362	25,833,116	51,339,431
End of period	$263,896	$25,800,409	$23,874,817	$16,121,168	$1,187,793	$6,356	$53,661,271	$79,971	$21,965,227	$38,499,132

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(395,379)	$(50,876)	$795,229	$(585,863)	$(6,115,958)	$(1,646,154)	$(133,310)	$(331,465)	$(635,001)	$(102,308)
Net realized gain (loss) on security transactions	6,716,351	3,645,944	(1,094,921)	2,592,425	18,135,263	14,501,502	2,006,888	1,468,497	1,354,749	254,366
Net realized gain distributions	6,540,681	6,106,794	174,576	3,631,317	44,037,260	24,544,488	4,784,858	872,285	1,686,913	687,680
Change in unrealized appreciation (depreciation) during the period	(21,526,904)	(17,266,878)	(3,213,077)	(10,550,308)	(58,844,434)	(45,929,757)	(21,146,151)	(6,940,438)	(6,399,742)	(946,888)
Net increase (decrease) in net assets resulting from operations	(8,665,251)	(7,565,016)	(3,338,193)	(4,912,429)	(2,787,869)	(8,529,921)	(14,487,715)	(4,931,121)	(3,993,081)	(107,150)

Unit transactions:
Purchases	392,676	312,730	840,375	198,811	1,368,842	954,697	220,629	106,478	73,002	35,198
Net transfers	619,072	(4,503,711)	1,461,698	1,189,348	(11,574,089)	(5,807,913)	2,331,447	(917,101)	(816,383)	(277,668)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(19,085,817)	(10,525,055)	(16,376,686)	(5,884,224)	(54,022,730)	(45,986,213)	(13,954,587)	(4,428,714)	(4,742,967)	(419,593)
Other transactions	16,203	163	3,130	695	4,546	5,219	382	325	94	67
Death benefits	(3,633,722)	(1,559,551)	(3,109,417)	(1,272,274)	(7,916,102)	(8,617,178)	(1,689,212)	(402,550)	(392,469)	(83,081)
Net annuity transactions	(654,202)	(207,270)	110,460	(28,595)	249,934	160,874	(8,103)	10,359	(32,192)	2,785
Net increase (decrease) in net assets resulting from unit transactions	(22,345,790)	(16,482,694)	(17,070,440)	(5,796,239)	(71,889,599)	(59,290,514)	(13,099,444)	(5,631,203)	(5,910,915)	(742,292)
Net increase (decrease) in net assets	(31,011,041)	(24,047,710)	(20,408,633)	(10,708,668)	(74,677,468)	(67,820,435)	(27,587,159)	(10,562,324)	(9,903,996)	(849,442)

Net assets:
Beginning of period	159,190,876	89,031,387	136,569,462	52,725,970	447,865,308	372,003,192	$110,844,370	$36,479,742	$39,665,965	$4,816,533
End of period	$128,179,835	$64,983,677	$116,160,829	$42,017,302	$373,187,840	$304,182,757	$83,257,211	$25,917,418	$29,761,969	$3,967,091

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(12,330)	$(25,543)	$(154,984)	$(137,738)	$(6,877)	$(3,628)	$4,470	$(752,635)	$9,372,137	$(481,556)
Net realized gain (loss) on security transactions	6,661	73,195	724,643	510,818	8,630	11,327	(172)	7,707,800	3,024,133	1,106,939
Net realized gain distributions	72,350	266,629	1,304,706	1,042,653	27,833	26,408	256	9,190,984	—	2,076,325
Change in unrealized appreciation (depreciation) during the period	(79,023)	(320,254)	(2,815,325)	(3,098,797)	(150,380)	(46,571)	(9,488)	(25,113,292)	(29,529,958)	(3,396,387)
Net increase (decrease) in net assets resulting from operations	(12,342)	(5,973)	(940,960)	(1,683,064)	(120,794)	(12,464)	(4,934)	(8,967,143)	(17,133,688)	(694,679)

Unit transactions:
Purchases	—	275	16,889	24,480	650	—	—	366,692	1,374,772	74,310
Net transfers	74,278	98,265	(189,097)	(287,064)	(3,286)	(828)	31,327	(5,701,868)	(2,416,817)	2,028,203
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(30,284)	(120,673)	(1,827,277)	(1,622,526)	(25,012)	(55,718)	(2,290)	(19,458,805)	(39,888,090)	(2,883,712)
Other transactions	(1)	(2)	12	11	—	—	—	(48)	17,648	(111)
Death benefits	—	(177,151)	(279,399)	(198,036)	(1,355)	—	—	(3,211,414)	(7,834,592)	(411,846)
Net annuity transactions	—	(21,695)	(20,536)	7,254	—	(1,608)	—	260,071	(734,766)	24,641
Net increase (decrease) in net assets resulting from unit transactions	43,993	(220,981)	(2,299,408)	(2,075,881)	(29,003)	(58,154)	29,037	(27,745,372)	(49,481,845)	(1,168,515)
Net increase (decrease) in net assets	31,651	(226,954)	(3,240,368)	(3,758,945)	(149,797)	(70,618)	24,103	(36,712,515)	(66,615,533)	(1,863,194)

Net assets:
Beginning of period	592,593	1,814,724	14,891,376	12,575,578	656,856	274,613	118,687	164,155,125	333,343,316	23,627,681
End of period	$624,244	$1,587,770	$11,651,008	$8,816,633	$507,059	$203,995	$142,790	$127,442,610	$266,727,783	$21,764,487

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,651	$(850,958)	$(101,612)	$981,481	$1,003,845	$(126,582)	$512,999	$218,444	$233,877	$(230,865)
Net realized gain (loss) on security transactions	5,208	(819,063)	11,553	(1,885,779)	5,235,199	293,706	385,497	3,122,802	128,704	(436,028)
Net realized gain distributions	—	4,745,133	1,655,645	—	6,266,232	—	—	8,316,071	628,368	2,182,254
Change in unrealized appreciation (depreciation) during the period	(60,551)	(5,599,015)	(3,063,130)	(2,523,936)	(29,599,841)	(2,932,028)	(10,939,369)	(27,281,309)	(7,293,209)	(1,276,591)
Net increase (decrease) in net assets resulting from operations	(49,692)	(2,523,903)	(1,497,544)	(3,428,234)	(17,094,565)	(2,764,904)	(10,040,873)	(15,623,992)	(6,302,260)	238,770

Unit transactions:
Purchases	3,112	67,111	37,191	499,107	479,496	44,440	252,673	282,774	117,025	50,780
Net transfers	(182,757)	(990,101)	(352,618)	458,124	(2,487,067)	(985,939)	3,191,010	(533,609)	(1,459,430)	1,708,336
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(116,039)	(5,863,248)	(1,388,789)	(14,054,097)	(22,946,356)	(1,816,855)	(6,887,432)	(13,314,619)	(6,983,357)	(2,101,316)
Other transactions	1	(70)	(19)	6,606	5,590	(10)	629	3,164	1,106	(233)
Death benefits	(16,621)	(786,492)	(127,290)	(1,926,437)	(4,005,288)	(172,566)	(1,242,047)	(2,382,663)	(535,545)	(169,219)
Net annuity transactions	(3,145)	105,535	10,203	(221,023)	54,063	(3,175)	(55,755)	(7,012)	(116,164)	7,228
Net increase (decrease) in net assets resulting from unit transactions	(315,449)	(7,467,265)	(1,821,322)	(15,237,720)	(28,899,562)	(2,934,105)	(4,740,922)	(15,951,965)	(8,976,365)	(504,424)
Net increase (decrease) in net assets	(365,141)	(9,991,168)	(3,318,866)	(18,665,954)	(45,994,127)	(5,699,009)	(14,781,795)	(31,575,957)	(15,278,625)	(265,654)

Net assets:
Beginning of period	811,965	47,720,881	12,167,564	100,756,200	189,034,255	18,327,910	63,148,606	109,641,328	57,709,185	10,970,274
End of period	$446,824	$37,729,713	$8,848,698	$82,090,246	$143,040,128	$12,628,901	$48,366,811	$78,065,371	$42,430,560	$10,704,620

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(170,471)	$(27,809)	$2,180,473	$(766,405)	$130,935	$(1,067)	$(15,346)	$(92,018)	$(356,887)	$263,126
Net realized gain (loss) on security transactions	(115,425)	679,626	(235,931)	3,026,432	2,068,341	4,992	78,026	384,866	2,133,815	(71,100)
Net realized gain distributions	—	515,272	338,878	9,759,266	7,501,664	4,280	102,208	1,033,025	2,892,531	—
Change in unrealized appreciation (depreciation) during the period	324,469	(1,945,815)	(4,841,812)	(19,185,778)	(14,024,145)	(8,869)	(238,073)	(1,504,320)	(4,239,549)	(463,608)
Net increase (decrease) in net assets resulting from operations	38,573	(778,726)	(2,558,392)	(7,166,485)	(4,323,205)	(664)	(73,185)	(178,447)	429,910	(271,582)

Unit transactions:
Purchases	56,277	221,293	504,470	453,243	249,878	—	5,318	35,838	64,185	29,815
Net transfers	343,650	103,250	3,508,886	(2,664,148)	(2,771,770)	308	400,584	(1,163,357)	(2,318,939)	68,698
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,024,351)	(1,987,466)	(14,511,328)	(13,330,131)	(9,424,213)	(20,856)	(211,340)	(1,601,770)	(3,329,735)	(1,154,766)
Other transactions	—	481	184	1,873	1,279	—	208	(20)	292	14
Death benefits	(260,236)	(584,434)	(2,282,522)	(1,940,035)	(1,234,656)	—	(26,750)	(189,630)	(392,316)	(153,665)
Net annuity transactions	7,623	42,311	48,613	189,870	(71,404)	—	(56,716)	(41,261)	1,492	16,055
Net increase (decrease) in net assets resulting from unit transactions	(1,877,037)	(2,204,565)	(12,731,697)	(17,289,328)	(13,250,886)	(20,548)	111,304	(2,960,200)	(5,975,021)	(1,193,849)
Net increase (decrease) in net assets	(1,838,464)	(2,983,291)	(15,290,089)	(24,455,813)	(17,574,091)	(21,212)	38,119	(3,138,647)	(5,545,111)	(1,465,431)

Net assets:
Beginning of period	11,731,550	13,086,763	105,310,772	106,852,678	78,574,776	80,423	998,925	11,973,068	23,977,401	6,566,826
End of period	$9,893,086	$10,103,472	$90,020,683	$82,396,865	$61,000,685	$59,211	$1,037,044	$8,834,421	$18,432,290	$5,101,395

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$13,109	$(15,058)	$(9,977)	$(5,827)	$(322,549)	$(53,387)	$(25,472)	$(47,470)	$30,871	$234
Net realized gain (loss) on security transactions	331,885	28,736	63,524	(1,463)	88,480	74,815	55,656	550,871	(89,812)	51,711
Net realized gain distributions	—	109,555	66,960	23,480	—	185,892	95,049	—	—	105,561
Change in unrealized appreciation (depreciation) during the period	(1,696,613)	(250,054)	(168,800)	(70,149)	103,995	(330,340)	(304,253)	(605,239)	17,684	(279,991)
Net increase (decrease) in net assets resulting from operations	(1,351,619)	(126,821)	(48,293)	(53,959)	(130,074)	(123,020)	(179,020)	(101,838)	(41,257)	(122,485)

Unit transactions:
Purchases	12,198	710	—	3,500	164,373	26,022	70	509	28,996	—
Net transfers	482,687	97,925	1,206	2,939	4,573,864	22,793	61,733	(159,083)	270,850	(6,417)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,027,759)	(237,881)	(176,207)	(30,962)	(8,454,864)	(402,014)	(170,121)	(869,316)	(880,762)	(158,853)
Other transactions	422	162	—	84	1,707	1	1	(6)	1	—
Death benefits	(70,970)	(9,794)	—	—	(1,186,924)	(54,548)	(1,226)	(94,683)	(769,105)	(30,822)
Net annuity transactions	(34,825)	—	(8,077)	—	110,822	(14,598)	—	(23,695)	—	(964)
Net increase (decrease) in net assets resulting from unit transactions	(638,247)	(148,878)	(183,078)	(24,439)	(4,791,022)	(422,344)	(109,543)	(1,146,274)	(1,350,020)	(197,056)
Net increase (decrease) in net assets	(1,989,866)	(275,699)	(231,371)	(78,398)	(4,921,096)	(545,364)	(288,563)	(1,248,112)	(1,391,277)	(319,541)

Net assets:
Beginning of period	7,377,364	1,262,811	810,909	346,887	49,071,410	2,768,606	1,537,864	6,984,049	4,537,811	1,264,114
End of period	$5,387,498	$987,112	$579,538	$268,489	$44,150,314	$2,223,242	$1,249,301	$5,735,937	$3,146,534	$944,573

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$73,100	$(31,849)	$9,491	$4,608	$213,726	$(4,593)	$(497,409)	$(42,859)	$(546,685)	$(299,871)
Net realized gain (loss) on security transactions	(30,856)	(109,557)	16,833	37,334	118,555	76,566	2,836,742	257,047	3,014,293	710,065
Net realized gain distributions	—	134,434	190,342	274,280	182,652	110,497	1,945,927	199,916	1,989,844	2,509,158
Change in unrealized appreciation (depreciation) during the period	(209,711)	(197,584)	(322,298)	(517,628)	(988,535)	(314,320)	(3,774,020)	(916,549)	(7,176,336)	(2,957,320)
Net increase (decrease) in net assets resulting from operations	(167,467)	(204,556)	(105,632)	(201,406)	(473,602)	(131,850)	511,240	(502,445)	(2,718,884)	(37,968)

Unit transactions:
Purchases	5,041	5,203	1,125	4,749	39,585	—	73,603	5,340	146,383	52,586
Net transfers	(3,691)	(131,689)	36,283	380,995	(80,165)	(21,195)	479,097	(297,189)	(2,105,918)	702,679
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(579,891)	(595,331)	(143,133)	(476,776)	(1,418,973)	(193,903)	(3,702,056)	(467,174)	(5,746,464)	(1,529,416)
Other transactions	58	61	—	335	(11)	—	789	57	(240)	40
Death benefits	(49,762)	(37,175)	(10,816)	(44,137)	(169,324)	(5,553)	(549,842)	(88,629)	(1,077,896)	(251,913)
Net annuity transactions	(2,371)	10,034	—	—	78,980	—	(122,574)	(12,833)	(101,397)	(15,720)
Net increase (decrease) in net assets resulting from unit transactions	(630,616)	(748,897)	(116,541)	(134,834)	(1,549,908)	(220,651)	(3,820,983)	(860,428)	(8,885,532)	(1,041,744)
Net increase (decrease) in net assets	(798,083)	(953,453)	(222,173)	(336,240)	(2,023,510)	(352,501)	(3,309,743)	(1,362,873)	(11,604,416)	(1,079,712)

Net assets:
Beginning of period	3,403,369	3,494,538	1,385,575	3,061,894	9,682,291	1,576,087	28,375,046	5,247,444	49,741,630	15,121,769
End of period	$2,605,286	$2,541,085	$1,163,402	$2,725,654	$7,658,781	$1,223,586	$25,065,303	$3,884,571	$38,137,214	$14,042,057

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(553,335)	$522,147	$(129,116)	$1,103,427	$(44,484)	$1,028,610	$289,067	$422	$15,062
Net realized gain (loss) on security transactions	2,079,688	3,008,712	2,854,809	(217,149)	154,556	(455,949)	46,524	(79)	31,253
Net realized gain distributions	3,814,107	5,979,601	3,756,364	—	427,899	—	282,723	10,148	172,862
Change in unrealized appreciation (depreciation) during the period	(5,799,230)	(19,145,728)	(12,615,060)	(2,899,691)	(718,089)	(1,856,288)	(668,407)	(29,744)	(406,473)
Net increase (decrease) in net assets resulting from operations	(458,770)	(9,635,268)	(6,133,003)	(2,013,413)	(180,118)	(1,283,627)	(50,093)	(19,253)	(187,296)

Unit transactions:
Purchases	97,936	578,475	131,401	199,198	1,301	44,083	32,027	—	—
Net transfers	(1,472,659)	(300,165)	(183,253)	362,878	(250,270)	117,130	(952,358)	2,235	62,607
Net interfund transfers due to corporate actions	—	—	—	—	—	—	31,106,147	—	4,240,623
Surrenders for benefit payments and fees	(3,451,597)	(15,634,200)	(8,292,534)	(9,433,194)	(508,833)	(3,500,182)	(2,767,994)	(3,013)	(307,018)
Other transactions	(235)	1,302	1,395	2,730	(36)	1,538	(9)	—	—
Death benefits	(629,881)	(2,679,067)	(1,084,988)	(1,512,229)	(40,293)	(638,609)	(658,083)	—	(28,731)
Net annuity transactions	(59,245)	37,543	(96,531)	10,293	—	55,470	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,515,681)	(17,996,112)	(9,524,510)	(10,370,324)	(798,131)	(3,920,570)	26,759,730	(778)	3,967,481
Net increase (decrease) in net assets	(5,974,451)	(27,631,380)	(15,657,513)	(12,383,737)	(978,249)	(5,204,197)	26,709,637	(20,031)	3,780,185

Net assets:
Beginning of period	31,095,608	146,002,086	61,806,760	74,483,025	4,116,069	29,269,488	—	233,834	—
End of period	$25,121,157	$118,370,706	$46,149,247	$62,099,288	$3,137,820	$24,065,291	$26,709,637	$213,803	$3,780,185

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,938)	$7,023	$267	$(4,799)	$(26,314)	$(14,177)	$(3,647)	$(10,843)	$(144,365)	$152,898
Net realized gain (loss) on security transactions	15,450	19,237	74	31,261	63,032	26,481	24,531	28,846	479,051	(209,978)
Net realized gain distributions	35,846	48,126	—	38,252	356,092	144,323	151,611	125,793	—	—
Change in unrealized appreciation (depreciation) during the period	(33,705)	(123,712)	(1,492)	(42,465)	(240,596)	(293,460)	(155,973)	(249,940)	(828,453)	(244,657)
Net increase (decrease) in net assets resulting from operations	9,653	(49,326)	(1,151)	22,249	152,214	(136,833)	16,522	(106,144)	(493,767)	(301,737)

Unit transactions:
Purchases	—	680	—	—	8,293	596	—	—	57,812	50,826
Net transfers	(50,216)	5,408	—	(13,227)	(71,420)	(9,507)	(38,092)	(140,137)	(124,218)	226,221
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,090)	(43,570)	(674)	(120,830)	(204,754)	(101,207)	(44,388)	(83,236)	(686,629)	(677,280)
Other transactions	—	—	—	1	31	—	—	(55)	10	187
Death benefits	—	(301)	—	—	(19,866)	—	—	(33,970)	(121,964)	(160,602)
Net annuity transactions	—	—	—	—	120	—	—	(1,180)	10,756	(4,286)
Net increase (decrease) in net assets resulting from unit transactions	(52,306)	(37,783)	(674)	(134,056)	(287,596)	(110,118)	(82,480)	(258,578)	(864,233)	(564,934)
Net increase (decrease) in net assets	(42,653)	(87,109)	(1,825)	(111,807)	(135,382)	(246,951)	(65,958)	(364,722)	(1,358,000)	(866,671)

Net assets:
Beginning of period	363,831	695,324	44,894	280,826	1,503,552	1,098,112	539,619	1,931,134	7,236,021	5,519,773
End of period	$321,178	$608,215	$43,069	$169,019	$1,368,170	$851,161	$473,661	$1,566,412	$5,878,021	$4,653,102

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(149,768)	$(6,860)	$(41,682)	$(4,786)	$(59,557)	$309,096	$(731)	$(12,834)	$120	$(1,350)
Net realized gain (loss) on security transactions	628,461	4,447	414,395	26,363	211,424	(193,679)	4,257	121,470	818	7,830
Net realized gain distributions	—	33,286	342,220	65,974	508,152	—	42,738	113,463	—	—
Change in unrealized appreciation (depreciation) during the period	(853,595)	(58,501)	(1,354,579)	(151,393)	(1,033,674)	(348,896)	(97,579)	(160,602)	(7,356)	(69,761)
Net increase (decrease) in net assets resulting from operations	(374,902)	(27,628)	(639,646)	(63,842)	(373,655)	(233,479)	(51,315)	61,497	(6,418)	(63,281)

Unit transactions:
Purchases	6,508	325	7,323	318	7,483	32,578	—	—	—	—
Net transfers	(265,445)	(6,926)	(174,441)	(81,919)	(166,390)	270,636	(14,217)	(116,011)	(82)	(4,685)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(621,793)	(63,343)	(737,547)	(101,046)	(482,740)	(1,565,904)	(24,067)	(154,281)	(1,612)	(11,577)
Other transactions	167	(2)	1	(17)	(24)	(47)	—	1	—	—
Death benefits	(101,150)	—	(165,574)	(9,162)	(50,992)	(231,488)	—	(40,696)	—	—
Net annuity transactions	15,101	(36,145)	27,916	(7,344)	5,054	19,349	—	—	(1,851)	—
Net increase (decrease) in net assets resulting from unit transactions	(966,612)	(106,091)	(1,042,322)	(199,170)	(687,609)	(1,474,876)	(38,284)	(310,987)	(3,545)	(16,262)
Net increase (decrease) in net assets	(1,341,514)	(133,719)	(1,681,968)	(263,012)	(1,061,264)	(1,708,355)	(89,599)	(249,490)	(9,963)	(79,543)

Net assets:
Beginning of period	7,176,535	478,267	5,392,022	884,787	4,081,297	11,591,824	611,647	1,934,211	37,194	324,315
End of period	$5,835,021	$344,548	$3,710,054	$621,775	$3,020,033	$9,883,469	$522,048	$1,684,721	$27,231	$244,772

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Portfolio	Jennison Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(3,312)	$270,093	$(32,720)	$(20,107)	$109	$3,279	$3,300	$272	$(639)	$(3,098)
Net realized gain (loss) on security transactions	(10,401)	(239,821)	406,210	8,783	1,825	(62)	(3,281)	478	1,445	10,378
Net realized gain distributions	77,640	50,268	539,494	51,332	6,558	—	56,227	2,517	—	—
Change in unrealized appreciation (depreciation) during the period	(114,060)	(620,188)	(1,176,516)	(435,535)	(21,596)	(11,499)	(97,092)	(5,245)	(3,094)	(10,941)
Net increase (decrease) in net assets resulting from operations	(50,133)	(539,648)	(263,532)	(395,527)	(13,104)	(8,282)	(40,846)	(1,978)	(2,288)	(3,661)

Unit transactions:
Purchases	325	24,462	4,960	2,193	—	—	—	—	—	—
Net transfers	(13,141)	1,050,679	(389,131)	(73,058)	(154)	61	17,965	—	—	(4,471)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(20,900)	(4,418,877)	(429,821)	(366,331)	(6,011)	(9,838)	(31,554)	(8,858)	(1,643)	(1,457)
Other transactions	—	15	—	1	(2)	—	—	—	(2)	(1)
Death benefits	—	(827,821)	(113,565)	(49,386)	—	(62)	—	—	—	—
Net annuity transactions	—	(30,093)	(1,909)	(715)	—	—	—	—	—	(8,341)
Net increase (decrease) in net assets resulting from unit transactions	(33,716)	(4,201,635)	(929,466)	(487,296)	(6,167)	(9,839)	(13,589)	(8,858)	(1,645)	(14,270)
Net increase (decrease) in net assets	(83,849)	(4,741,283)	(1,192,998)	(882,823)	(19,271)	(18,121)	(54,435)	(10,836)	(3,933)	(17,931)

Net assets:
Beginning of period	264,445	32,676,592	4,794,811	3,453,381	151,942	146,745	397,931	41,112	32,831	165,240
End of period	$180,596	$27,935,309	$3,601,813	$2,570,558	$132,671	$128,624	$343,496	$30,276	$28,898	$147,309

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(295)	$(139)	$31	$1,333	$943	$2,814	$(1,704)	$(330,653)	$(49,721)	$(230)
Net realized gain (loss) on security transactions	1,070	178	607	(189)	1,692	32,468	3,787	1,313,366	76,473	384
Net realized gain distributions	—	—	1,413	—	42,599	109,156	21,659	1,049,810	284,341	1,751
Change in unrealized appreciation (depreciation) during the period	(2,779)	(1,454)	(3,491)	(2,996)	(112,262)	(310,206)	(54,561)	(2,714,757)	(464,010)	(3,143)
Net increase (decrease) in net assets resulting from operations	(2,004)	(1,415)	(1,440)	(1,852)	(67,028)	(165,768)	(30,819)	(682,234)	(152,917)	(1,238)

Unit transactions:
Purchases	—	—	—	—	—	70	—	83,480	3,631	—
Net transfers	—	—	404	539	5,281	3,041	(61)	446,945	65,971	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,202)	(438)	(2,409)	(785)	(6,454)	(198,685)	(17,580)	(2,235,096)	(500,170)	(795)
Other transactions	1	—	—	—	—	—	1	147	(125)	—
Death benefits	—	—	—	—	—	—	—	(488,841)	(5,734)	—
Net annuity transactions	—	—	—	—	(5,167)	—	—	(150,497)	(7,009)	—
Net increase (decrease) in net assets resulting from unit transactions	(2,201)	(438)	(2,005)	(246)	(6,340)	(195,574)	(17,640)	(2,343,862)	(443,436)	(795)
Net increase (decrease) in net assets	(4,205)	(1,853)	(3,445)	(2,098)	(73,368)	(361,342)	(48,459)	(3,026,096)	(596,353)	(2,033)

Net assets:
Beginning of period	19,583	10,241	24,822	35,473	666,689	1,314,368	233,473	17,285,030	2,776,178	27,524
End of period	$15,378	$8,388	$21,377	$33,375	$593,321	$953,026	$185,014	$14,258,934	$2,179,825	$25,491

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$86,120	$(17,260)	$(131)	$(68,838)	$(58,425)	$(87,175)	$(28,327)	$(159,177)
Net realized gain (loss) on security transactions	(4,030)	42,954	56	405,649	83,967	177,399	164,629	416,938
Net realized gain distributions	197,316	91,939	1,158	554,539	511,970	393,504	210,922	—
Change in unrealized appreciation (depreciation) during the period	(434,686)	(107,889)	(1,846)	(1,294,909)	(770,613)	(482,531)	(1,676,549)	(590,839)
Net increase (decrease) in net assets resulting from operations	(155,280)	9,744	(763)	(403,559)	(233,101)	1,197	(1,329,325)	(333,078)

Unit transactions:
Purchases	—	629	—	35,650	560	94,126	73,976	20,037
Net transfers	1,697	(15,153)	—	(415,469)	12,121	(335,040)	208,005	(308,820)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(79,157)	(62,680)	(69)	(801,022)	(369,693)	(718,304)	(1,324,031)	(567,451)
Other transactions	1	—	1	38	3	(154)	(9)	(61)
Death benefits	(4,815)	(1,252)	—	(226,485)	(16,851)	(124,611)	(312,276)	(114,440)
Net annuity transactions	(2,938)	1,279	—	2,230	(43,953)	(38,417)	(4,774)	(56,845)
Net increase (decrease) in net assets resulting from unit transactions	(85,212)	(77,177)	(68)	(1,405,058)	(417,813)	(1,122,400)	(1,359,109)	(1,027,580)
Net increase (decrease) in net assets	(240,492)	(67,433)	(831)	(1,808,617)	(650,914)	(1,121,203)	(2,688,434)	(1,360,658)

Net assets:
Beginning of period	936,757	910,299	9,240	6,589,273	5,067,714	7,033,724	9,677,041	7,631,383
End of period	$696,265	$842,866	$8,409	$4,780,656	$4,416,800	$5,912,521	$6,988,607	$6,270,725

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2018

	Columbia Variable Portfolio - Overseas Core Fund	CTIVPSM– Loomis Sayles Growth Fund
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$17,832	$(119,002)
Net realized gain (loss) on security transactions	116,757	264,898
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	(1,072,293)	(364,225)
Net increase (decrease) in net assets resulting from operations	(937,704)	(218,329)

Unit transactions:
Purchases	50,514	19,813
Net transfers	142,180	(9,431)
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(470,169)	(323,180)
Other transactions	12	21
Death benefits	(109,588)	(87,685)
Net annuity transactions	(1,962)	5,519
Net increase (decrease) in net assets resulting from unit transactions	(389,013)	(394,943)
Net increase (decrease) in net assets	(1,326,717)	(613,272)

Net assets:
Beginning of period	5,443,403	5,632,950
End of period	$4,116,686	$5,019,678

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2019

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:
American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio (Merged into AB VPS Growth and Income Portfolio), AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio (Merged assets from AB VPS Value Portfolio), American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Rational Trend Aggregation VA Fund, Rational Insider Buying VA Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio (Formerly Morgan Stanley VIF Mid Cap Growth Portfolio), Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio - Asset Allocation Fund, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Invesco Oppenheimer V.I. Capital Appreciation Fund (Formerly Oppenheimer Capital Appreciation Fund/VA), Invesco Oppenheimer V.I Global Fund (Formerly Oppenheimer Global Fund/VA), Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Formerly Oppenheimer Main Street Fund®/VA), Invesco Oppenheimer V.I. Main Street Fund® (Formerly Oppenheimer Main Street Small Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS® Global Portfolio, PIMCO Global Core Asset Allocation Portfolio (Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio)^, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential SP International Growth Portfolio, ClearBridge Variable Dividend Strategy Portfolio, Western Asset Variable Global High Yield Bond Portfolio, ClearBridge Variable Large Cap Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVPSM– Loomis Sayles Growth Fund.
^ This Sub-Account was not funded as of December 31, 2019.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2019 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2019, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2019 and 2018.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2015 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2019.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges -

The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%
MAV Plus Charge maximum of 0.30%
Maximum Anniversary Value III Charge maximum of 1.50%
Liquidity Feature Charge maximum of 0.50%
MAV V Charge maximum of 1.50%
MAV IV Charge maximum of 1.50%
Legacy Lock Charge maximum of 1.50%
Daily Lock Charge maximum of 2.50%
Safety Plus Charge maximum of 2.50%
Future 5 Charge maximum of 2.50%
Future 6 Charge maximum of 2.50%
Maximum Daily Value Charge maximum of 1.50%
Return of Premium IV Charge maximum of 0.75%
Return of Premium V Charge maximum of 0.75%
Return of Premium III Charge maximum of 0.75%
Return of Premium Death Benefit Charge maximum of 0.75%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven or eight years (based upon contract terms) after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - Up to and including April 20, 2018 the Sponsor Company and its affiliates received fees from the HIMCO VIT funds for services provided. The fees received for these services are a maximum of 0.85% of the Funds’ average daily net assets. On April 20, 2018 the HIMCO VIT funds were merged with BlackRock funds. Up to and including May 31, 2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. The fees received for these services are a maximum of 1.12% of the Funds’ average daily net assets. As a result of the Talcott Resolution Sale Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$233,293	$623,661
American Century VP Growth Fund	$16,610	$45,796
AB VPS Balanced Wealth Strategy Portfolio	$539,171	$674,856
AB VPS International Value Portfolio	$540,768	$777,984
AB VPS Small/Mid Cap Value Portfolio	$230,984	$363,376
AB VPS Value Portfolio+	$12,118	$113,251
AB VPS International Growth Portfolio	$65,939	$128,376
Invesco V.I. Value Opportunities Fund	$3,510,586	$2,808,597
Invesco V.I. Core Equity Fund	$4,243,144	$5,625,460
Invesco V.I. Government Securities Fund	$10,015,960	$21,692,480
Invesco V.I. High Yield Fund	$116,670	$74,682
Invesco V.I. International Growth Fund	$2,543,946	$6,526,812
Invesco V.I. Mid Cap Core Equity Fund	$3,480,208	$4,709,926
Invesco V.I. Small Cap Equity Fund	$3,789,045	$4,468,349
Invesco V.I. Balanced Risk Allocation Fund	$25,773	$323,325
Invesco V.I. Diversified Dividend Fund	$546	$835
Invesco V.I. Government Money Market Fund	$29,379,680	$37,379,050
American Century VP Mid Cap Value Fund	$15,653	$24,143
AB VPS Growth and Income Portfolio+	$120,176	$14,025
American Funds Global Bond Fund	$1,940,358	$4,941,285
American Funds Global Growth and Income Fund	$3,967,482	$8,832,880
American Funds Asset Allocation Fund	$16,907,814	$26,359,534
American Funds Blue Chip Income and Growth Fund	$9,582,122	$13,716,170
American Funds Bond Fund	$11,452,327	$23,388,544
American Funds Global Growth Fund	$4,198,539	$10,701,281
American Funds Growth Fund	$53,007,334	$77,366,620
American Funds Growth-Income Fund	$45,447,452	$59,146,829
American Funds International Fund	$6,166,158	$18,352,629
American Funds New World Fund	$2,359,994	$6,359,118
American Funds Global Small Capitalization Fund	$2,924,005	$6,001,216
Columbia Variable Portfolio - Small Company Growth Fund	$1,169,405	$983,681
Wells Fargo VT Omega Growth Fund	$124,991	$260,659
Fidelity® VIP Growth Portfolio	$337,859	$885,006
Fidelity® VIP Contrafund® Portfolio	$1,662,057	$2,572,451
Fidelity® VIP Mid Cap Portfolio	$2,086,203	$2,321,084
Fidelity® VIP Value Strategies Portfolio	$63,461	$69,269
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$40,016	$27,355
Fidelity® VIP Strategic Income Portfolio	$4,576	$112,935
Franklin Rising Dividends VIP Fund	$25,901,231	$29,200,003
Franklin Income VIP Fund	$23,057,613	$53,455,344
Franklin Large Cap Growth VIP Fund	$5,368,245	$6,155,707
Franklin Global Real Estate VIP Fund	$26,638	$97,172
Franklin Small-Mid Cap Growth VIP Fund	$7,941,290	$10,256,378
Franklin Small Cap Value VIP Fund	$2,550,856	$2,535,127
Franklin Strategic Income VIP Fund	$7,737,784	$16,610,562
Franklin Mutual Shares VIP Fund	$19,146,232	$27,788,158
Templeton Developing Markets VIP Fund	$971,234	$3,052,139
Templeton Foreign VIP Fund	$5,879,445	$9,209,522
Templeton Growth VIP Fund	$18,954,014	$14,958,792
Franklin Mutual Global Discovery VIP Fund	$5,878,265	$9,275,428
Franklin Flex Cap Growth VIP Fund	$1,813,998	$3,496,275
Templeton Global Bond VIP Fund	$1,318,732	$2,282,979
Hartford Balanced HLS Fund	$2,519,897	$2,850,026
Hartford Total Return Bond HLS Fund	$8,561,085	$22,757,321
Hartford Capital Appreciation HLS Fund	$13,672,895	$19,334,652
Hartford Dividend and Growth HLS Fund	$11,013,840	$13,415,888
Hartford Healthcare HLS Fund	$10,006	$1,784
Hartford Global Growth HLS Fund	$193,592	$302,311
Hartford Disciplined Equity HLS Fund	$1,835,658	$2,732,190
Hartford Growth Opportunities HLS Fund	$5,656,393	$5,683,678
Hartford High Yield HLS Fund	$570,477	$1,342,822
Hartford International Opportunities HLS Fund	$724,739	$1,248,316
Hartford MidCap Growth HLS Fund	$324,159	$279,651
Hartford MidCap HLS Fund	$102,545	$54,755
Hartford MidCap Value HLS Fund	$93,678	$17,822
Hartford Ultrashort Bond HLS Fund	$7,190,769	$11,528,030
Hartford Small Company HLS Fund	$661,789	$509,250
Hartford SmallCap Growth HLS Fund	$511,072	$574,329
Hartford Stock HLS Fund	$1,003,047	$1,381,925
Hartford U.S. Government Securities HLS Fund	$578,507	$740,648
Hartford Value HLS Fund	$133,686	$173,015
Rational Trend Aggregation VA Fund	$158,783	$406,384
Rational Insider Buying VA Fund	$691,528	$456,885
Lord Abbett Fundamental Equity Fund	$89,878	$651,087
Lord Abbett Calibrated Dividend Growth Fund	$543,809	$933,091
Lord Abbett Bond Debenture Fund	$814,170	$1,650,413
Lord Abbett Growth and Income Fund	$108,441	$229,875
MFS® Growth Fund	$5,023,421	$10,596,157
MFS® Global Equity Fund	$575,464	$1,014,280
MFS® Investors Trust Fund	$4,574,664	$9,800,721
MFS® Mid Cap Growth Fund	$6,839,579	$4,508,304
MFS® New Discovery Fund	$7,358,175	$7,752,502
MFS® Total Return Fund	$10,915,787	$23,989,635
MFS® Value Fund	$5,721,663	$13,213,853
MFS® Total Return Bond Series	$10,355,408	$16,635,133
MFS® Research Fund	$1,211,218	$1,039,478
MFS® High Yield Portfolio	$3,295,420	$5,523,586
BlackRock Managed Volatility V.I. Fund	$4,277,837	$6,580,845
BlackRock Global Allocation V.I. Fund	$4,385	$191,486
BlackRock S&P 500 Index V.I. Fund	$532,819	$1,337,505
BlackRock Large Cap Focus Growth V.I. Fund	$36,330	$49,261
BlackRock Equity Dividend V.I. Fund	$55,967	$260,177
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$30,358	$70,820
Morgan Stanley VIF Growth Portfolio	$61,714	$75,698
Morgan Stanley VIF Discovery Portfolio+	$356,412	$573,260
Invesco V.I. American Value Fund	$258,710	$139,070
BlackRock Capital Appreciation V.I. Fund	$81,266	$264,944
Columbia Variable Portfolio - Asset Allocation Fund	$231,852	$164,854
Columbia Variable Portfolio - Dividend Opportunity Fund	$508,153	$1,301,825
Columbia Variable Portfolio - Income Opportunities Fund	$550,618	$693,733
Columbia Variable Portfolio - Mid Cap Growth Fund	$453,081	$1,569,891
Invesco Oppenheimer V.I. Capital Appreciation Fund+	$39,989	$131,141
Invesco Oppenheimer V.I Global Fund+	$644,174	$678,353
Invesco Oppenheimer V.I. Main Street Small Cap Fund®+	$98,971	$313,382
Invesco Oppenheimer V.I. Main Street Fund®+	$640,302	$711,299
Putnam VT Diversified Income Fund	$857,506	$2,200,446
Putnam VT Global Asset Allocation Fund	$25,023	$89,157
Putnam VT Growth Opportunities Fund	$281,451	$788,825
Putnam VT International Value Fund	$4,393	$18,329
Putnam VT International Equity Fund	$21,605	$57,768
Putnam VT Small Cap Value Fund	$28,239	$52,637
JPMorgan Insurance Trust Core Bond Portfolio	$1,878,200	$6,691,861
JPMorgan Insurance Trust U.S. Equity Portfolio	$606,974	$816,942
JPMorgan Insurance Trust Mid Cap Value Portfolio	$472,112	$505,025
Putnam VT Equity Income Fund	$9,898	$94,900
PIMCO All Asset Fund	$1,274	$124,399
PIMCO StocksPLUS® Global Portfolio	$16,030	$124,323
PIMCO Global Core Asset Allocation Portfolio++	$104	$33,410
Jennison 20/20 Focus Portfolio	$—	$26,073
Jennison Portfolio	$10,286	$32,175
Prudential Value Portfolio	$2	$468
Prudential SP International Growth Portfolio	$—	$540
ClearBridge Variable Dividend Strategy Portfolio	$4,970	$764
Western Asset Variable Global High Yield Bond Portfolio	$2,160	$3,882
ClearBridge Variable Large Cap Value Portfolio	$59,003	$27,680
Invesco V.I. Growth and Income Fund	$190,694	$145,020
Invesco V.I. Comstock Fund	$29,914	$22,144
Invesco V.I. American Franchise Fund	$5,380,446	$3,917,773
Invesco V.I. Mid Cap Growth Fund	$1,008,109	$1,172,878
Wells Fargo VT Index Asset Allocation Fund	$1,979	$2,379
Wells Fargo VT International Equity Fund	$404,952	$181,711
Wells Fargo VT Small Cap Growth Fund	$194,882	$285,509
Wells Fargo VT Discovery Fund	$1,089	$731
Wells Fargo VT Opportunity Fund	$829,496	$1,364,705
MFS® Core Equity Portfolio	$871,799	$1,164,264
MFS® Massachusetts Investors Growth Stock Portfolio	$1,757,075	$1,580,452
MFS® Research International Portfolio	$998,005	$1,751,897
Columbia Variable Portfolio - Large Cap Growth Fund	$412,577	$1,461,632
Columbia Variable Portfolio - Overseas Core Fund	$1,080,131	$944,697
CTIVPSM– Loomis Sayles Growth Fund	$237,791	$862,220

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	5,441	29,190	(23,749)
American Century VP Growth Fund	202	1,912	(1,710)
AB VPS Balanced Wealth Strategy Portfolio	1,014	37,896	(36,882)
AB VPS International Value Portfolio	76,262	101,480	(25,218)
AB VPS Small/Mid Cap Value Portfolio	3,799	15,152	(11,353)
AB VPS Value Portfolio+	135	8,143	(8,008)
AB VPS International Growth Portfolio	5,900	13,747	(7,847)
Invesco V.I. Value Opportunities Fund	542,635	1,479,808	(937,173)
Invesco V.I. Core Equity Fund	68,157	290,118	(221,961)
Invesco V.I. Government Securities Fund	6,399,620	15,492,019	(9,092,399)
Invesco V.I. High Yield Fund	47,262	22,625	24,637
Invesco V.I. International Growth Fund	146,349	1,660,516	(1,514,167)
Invesco V.I. Mid Cap Core Equity Fund	272,543	1,596,889	(1,324,346)
Invesco V.I. Small Cap Equity Fund	77,037	178,283	(101,246)
Invesco V.I. Balanced Risk Allocation Fund	1,996	21,798	(19,802)
Invesco V.I. Diversified Dividend Fund	—	39	(39)
Invesco V.I. Government Money Market Fund	3,092,153	3,983,482	(891,329)
American Century VP Mid Cap Value Fund	206	1,055	(849)
AB VPS Growth and Income Portfolio+	10,572	1,244	9,328
American Funds Global Bond Fund	142,699	381,604	(238,905)
American Funds Global Growth and Income Fund	68,891	479,949	(411,058)
American Funds Asset Allocation Fund	370,310	1,119,829	(749,519)
American Funds Blue Chip Income and Growth Fund	1,511,840	5,697,026	(4,185,186)
American Funds Bond Fund	610,819	1,553,984	(943,165)
American Funds Global Growth Fund	59,602	373,084	(313,482)
American Funds Growth Fund	376,476	2,905,926	(2,529,450)
American Funds Growth-Income Fund	357,877	2,123,370	(1,765,493)
American Funds International Fund	206,035	1,128,066	(922,031)
American Funds New World Fund	50,064	226,798	(176,734)
American Funds Global Small Capitalization Fund	41,665	253,871	(212,206)
Columbia Variable Portfolio - Small Company Growth Fund	76,148	262,834	(186,686)
Wells Fargo VT Omega Growth Fund	10,188	92,339	(82,151)
Fidelity® VIP Growth Portfolio	7,393	35,432	(28,039)
Fidelity® VIP Contrafund® Portfolio	6,903	101,425	(94,522)
Fidelity® VIP Mid Cap Portfolio	50,032	111,765	(61,733)
Fidelity® VIP Value Strategies Portfolio	122	3,169	(3,047)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	62	918	(856)
Fidelity® VIP Strategic Income Portfolio	181	6,814	(6,633)
Franklin Rising Dividends VIP Fund	121,751	881,107	(759,356)
Franklin Income VIP Fund	243,255	2,253,225	(2,009,970)
Franklin Large Cap Growth VIP Fund	98,538	237,015	(138,477)
Franklin Global Real Estate VIP Fund	234	3,538	(3,304)
Franklin Small-Mid Cap Growth VIP Fund	117,023	467,005	(349,982)
Franklin Small Cap Value VIP Fund	50,377	133,486	(83,109)
Franklin Strategic Income VIP Fund	189,590	801,234	(611,644)
Franklin Mutual Shares VIP Fund	138,751	1,147,635	(1,008,884)
Templeton Developing Markets VIP Fund	36,670	133,876	(97,206)
Templeton Foreign VIP Fund	366,940	652,784	(285,844)
Templeton Growth VIP Fund	161,890	869,589	(707,699)
Franklin Mutual Global Discovery VIP Fund	39,887	309,791	(269,904)
Franklin Flex Cap Growth VIP Fund	53,039	137,392	(84,353)
Templeton Global Bond VIP Fund	51,542	155,710	(104,168)
Hartford Balanced HLS Fund	99,133	469,727	(370,594)
Hartford Total Return Bond HLS Fund	893,356	2,965,407	(2,072,051)
Hartford Capital Appreciation HLS Fund	290,545	1,511,711	(1,221,166)
Hartford Dividend and Growth HLS Fund	186,114	1,141,684	(955,570)
Hartford Healthcare HLS Fund	47	145	(98)
Hartford Global Growth HLS Fund	3,056	19,796	(16,740)
Hartford Disciplined Equity HLS Fund	30,736	103,269	(72,533)
Hartford Growth Opportunities HLS Fund	76,868	205,670	(128,802)
Hartford High Yield HLS Fund	15,720	74,972	(59,252)
Hartford International Opportunities HLS Fund	90,567	187,401	(96,834)
Hartford MidCap Growth HLS Fund	4,728	11,392	(6,664)
Hartford MidCap HLS Fund	108	4,507	(4,399)
Hartford MidCap Value HLS Fund	2,430	491	1,939
Hartford Ultrashort Bond HLS Fund	5,340,853	9,798,644	(4,457,791)
Hartford Small Company HLS Fund	46,228	111,402	(65,174)
Hartford SmallCap Growth HLS Fund	10,110	20,072	(9,962)
Hartford Stock HLS Fund	119,430	401,390	(281,960)
Hartford U.S. Government Securities HLS Fund	48,698	67,729	(19,031)
Hartford Value HLS Fund	1,423	9,512	(8,089)
Rational Trend Aggregation VA Fund	11,891	81,272	(69,381)
Rational Insider Buying VA Fund	33,181	119,992	(86,811)
Lord Abbett Fundamental Equity Fund	2,717	27,411	(24,694)
Lord Abbett Calibrated Dividend Growth Fund	15,396	38,553	(23,157)
Lord Abbett Bond Debenture Fund	29,644	85,843	(56,199)
Lord Abbett Growth and Income Fund	520	12,329	(11,809)
MFS® Growth Fund	137,059	447,670	(310,611)
MFS® Global Equity Fund	10,913	34,736	(23,823)
MFS® Investors Trust Fund	101,863	432,320	(330,457)
MFS® Mid Cap Growth Fund	330,077	306,667	23,410
MFS® New Discovery Fund	85,309	248,124	(162,815)
MFS® Total Return Fund	263,022	1,024,967	(761,945)
MFS® Value Fund	99,915	440,422	(340,507)
MFS® Total Return Bond Series	600,045	1,119,326	(519,281)
MFS® Research Fund	30,455	36,334	(5,879)
MFS® High Yield Portfolio	163,701	428,953	(265,252)
BlackRock Managed Volatility V.I. Fund	349,212	637,574	(288,362)
BlackRock Global Allocation V.I. Fund	160	14,159	(13,999)
BlackRock S&P 500 Index V.I. Fund	25,685	123,390	(97,705)
BlackRock Large Cap Focus Growth V.I. Fund	—	1,163	(1,163)
BlackRock Equity Dividend V.I. Fund	544	12,005	(11,461)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2,713	6,223	(3,510)
Morgan Stanley VIF Growth Portfolio	2,089	2,764	(675)
Morgan Stanley VIF Discovery Portfolio+	5,563	21,216	(15,653)
Invesco V.I. American Value Fund	10,052	6,719	3,333
BlackRock Capital Appreciation V.I. Fund	791	10,338	(9,547)
Columbia Variable Portfolio - Asset Allocation Fund	62,169	58,106	4,063
Columbia Variable Portfolio - Dividend Opportunity Fund	31,705	73,871	(42,166)
Columbia Variable Portfolio - Income Opportunities Fund	26,751	52,062	(25,311)
Columbia Variable Portfolio - Mid Cap Growth Fund	26,456	82,023	(55,567)
Invesco Oppenheimer V.I. Capital Appreciation Fund+	508	6,815	(6,307)
Invesco Oppenheimer V.I Global Fund+	2,283	32,450	(30,167)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®+	451	14,544	(14,093)
Invesco Oppenheimer V.I. Main Street Fund®+	15,403	28,506	(13,103)
Putnam VT Diversified Income Fund	38,965	141,384	(102,419)
Putnam VT Global Asset Allocation Fund	39	4,329	(4,290)
Putnam VT Growth Opportunities Fund	2,311	45,892	(43,581)
Putnam VT International Value Fund	236	1,960	(1,724)
Putnam VT International Equity Fund	1,899	5,536	(3,637)
Putnam VT Small Cap Value Fund	275	2,127	(1,852)
JPMorgan Insurance Trust Core Bond Portfolio	92,088	439,856	(347,768)
JPMorgan Insurance Trust U.S. Equity Portfolio	10,349	24,481	(14,132)
JPMorgan Insurance Trust Mid Cap Value Portfolio	8,204	15,592	(7,388)
Putnam VT Equity Income Fund	—	3,119	(3,119)
PIMCO All Asset Fund	7	9,594	(9,587)
PIMCO StocksPLUS® Global Portfolio	766	8,206	(7,440)
PIMCO Global Core Asset Allocation Portfolio++	—	2,866	(2,866)
Jennison 20/20 Focus Portfolio	—	10,092	(10,092)
Jennison Portfolio	4,080	6,724	(2,644)
Prudential Value Portfolio	—	86	(86)
Prudential SP International Growth Portfolio	—	281	(281)
ClearBridge Variable Dividend Strategy Portfolio	126	24	102
Western Asset Variable Global High Yield Bond Portfolio	184	1,330	(1,146)
ClearBridge Variable Large Cap Value Portfolio	2,380	8,239	(5,859)
Invesco V.I. Growth and Income Fund	3,036	6,302	(3,266)
Invesco V.I. Comstock Fund	36	685	(649)
Invesco V.I. American Franchise Fund	141,802	167,168	(25,366)
Invesco V.I. Mid Cap Growth Fund	34,357	60,719	(26,362)
Wells Fargo VT Index Asset Allocation Fund	—	250	(250)
Wells Fargo VT International Equity Fund	36,827	93,624	(56,797)
Wells Fargo VT Small Cap Growth Fund	2,454	10,276	(7,822)
Wells Fargo VT Discovery Fund	—	15	(15)
Wells Fargo VT Opportunity Fund	12,416	57,170	(44,754)
MFS® Core Equity Portfolio	16,334	73,680	(57,346)
MFS® Massachusetts Investors Growth Stock Portfolio	75,679	92,829	(17,150)
MFS® Research International Portfolio	54,590	145,275	(90,685)
Columbia Variable Portfolio - Large Cap Growth Fund	33,232	95,209	(61,977)
Columbia Variable Portfolio - Overseas Core Fund	34,154	76,271	(42,117)
CTIVPSM– Loomis Sayles Growth Fund	19,352	52,013	(32,661)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2018 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	13,511	17,299	(3,788)
American Century VP Growth Fund	510	745	(235)
AB VPS Balanced Wealth Strategy Portfolio	6,249	38,948	(32,699)
AB VPS International Value Portfolio	72,411	101,918	(29,507)
AB VPS Small/Mid Cap Value Portfolio	2,259	15,824	(13,565)
AB VPS Value Portfolio	147	8,139	(7,992)
AB VPS International Growth Portfolio	3,953	17,489	(13,536)
Invesco V.I. Value Opportunities Fund	401,933	1,335,390	(933,457)
Invesco V.I. Core Equity Fund	77,741	317,156	(239,415)
Invesco V.I. Government Securities Fund	5,416,354	12,405,169	(6,988,815)
Invesco V.I. High Yield Fund	3,764	23,870	(20,106)
Invesco V.I. International Growth Fund	632,898	1,741,610	(1,108,712)
Invesco V.I. Mid Cap Core Equity Fund	467,746	2,207,311	(1,739,565)
Invesco V.I. Small Cap Equity Fund	55,651	188,408	(132,757)
Invesco V.I. Balanced Risk Allocation Fund	5,546	22,900	(17,354)
Invesco V.I. Diversified Dividend Fund	—	29	(29)
Invesco V.I. Government Money Market Fund	4,561,551	4,039,115	522,436
American Century VP Mid Cap Value Fund	243	2,898	(2,655)
American Funds Global Bond Fund	231,267	487,034	(255,767)
American Funds Global Growth and Income Fund	128,349	608,553	(480,204)
American Funds Asset Allocation Fund	362,237	1,427,476	(1,065,239)
American Funds Blue Chip Income and Growth Fund	1,610,672	8,970,961	(7,360,289)
American Funds Bond Fund	552,031	1,772,402	(1,220,371)
American Funds Global Growth Fund	204,369	456,538	(252,169)
American Funds Growth Fund	480,201	3,740,303	(3,260,102)
American Funds Growth-Income Fund	496,930	2,995,895	(2,498,965)
American Funds International Fund	457,534	1,298,740	(841,206)
American Funds New World Fund	58,398	280,454	(222,056)
American Funds Global Small Capitalization Fund	85,558	367,311	(281,753)
Columbia Variable Portfolio - Small Company Growth Fund	52,666	306,757	(254,091)
Wells Fargo VT Omega Growth Fund	16,371	12,126	4,245
Fidelity® VIP Growth Portfolio	10,823	20,747	(9,924)
Fidelity® VIP Contrafund® Portfolio	14,965	126,886	(111,921)
Fidelity® VIP Mid Cap Portfolio	18,297	121,328	(103,031)
Fidelity® VIP Value Strategies Portfolio	365	2,136	(1,771)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	180	2,891	(2,711)
Fidelity® VIP Strategic Income Portfolio	2,187	372	1,815
Franklin Rising Dividends VIP Fund	165,762	1,130,708	(964,946)
Franklin Income VIP Fund	342,313	2,644,376	(2,302,063)
Franklin Large Cap Growth VIP Fund	229,224	276,936	(47,712)
Franklin Global Real Estate VIP Fund	617	13,676	(13,059)
Franklin Small-Mid Cap Growth VIP Fund	84,656	467,957	(383,301)
Franklin Small Cap Value VIP Fund	47,957	146,125	(98,168)
Franklin Strategic Income VIP Fund	244,659	1,043,435	(798,776)
Franklin Mutual Shares VIP Fund	210,893	1,494,057	(1,283,164)
Templeton Developing Markets VIP Fund	46,423	183,320	(136,897)
Templeton Foreign VIP Fund	343,361	678,247	(334,886)
Templeton Growth VIP Fund	145,886	1,046,221	(900,335)
Franklin Mutual Global Discovery VIP Fund	57,031	364,346	(307,315)
Franklin Flex Cap Growth VIP Fund	140,499	163,437	(22,938)
Templeton Global Bond VIP Fund	64,712	199,724	(135,012)
Hartford Balanced HLS Fund	195,334	816,097	(620,763)
Hartford Total Return Bond HLS Fund	969,000	2,971,484	(2,002,484)
Hartford Capital Appreciation HLS Fund	265,934	1,770,541	(1,504,607)
Hartford Dividend and Growth HLS Fund	168,430	1,164,517	(996,087)
Hartford Healthcare HLS Fund	51	3,225	(3,174)
Hartford Global Growth HLS Fund	34,473	55,824	(21,351)
Hartford Disciplined Equity HLS Fund	9,423	154,334	(144,911)
Hartford Growth Opportunities HLS Fund	32,488	283,581	(251,093)
Hartford High Yield HLS Fund	17,647	84,757	(67,110)
Hartford International Opportunities HLS Fund	85,376	191,259	(105,883)
Hartford MidCap Growth HLS Fund	5,607	13,581	(7,974)
Hartford MidCap HLS Fund	125	18,124	(17,999)
Hartford MidCap Value HLS Fund	1,467	2,405	(938)
Hartford Ultrashort Bond HLS Fund	7,351,045	12,007,210	(4,656,165)
Hartford Small Company HLS Fund	30,523	117,238	(86,715)
Hartford SmallCap Growth HLS Fund	6,478	9,871	(3,393)
Hartford Stock HLS Fund	18,810	482,707	(463,897)
Hartford U.S. Government Securities HLS Fund	52,748	184,628	(131,880)
Hartford Value HLS Fund	2,100	13,498	(11,398)
Rational Trend Aggregation VA Fund	24,117	125,933	(101,816)
Rational Insider Buying VA Fund	16,835	218,247	(201,412)
Lord Abbett Fundamental Equity Fund	5,699	10,268	(4,569)
Lord Abbett Calibrated Dividend Growth Fund	30,205	37,730	(7,525)
Lord Abbett Bond Debenture Fund	37,562	127,716	(90,154)
Lord Abbett Growth and Income Fund	367	13,321	(12,954)
MFS® Growth Fund	302,772	486,386	(183,614)
MFS® Global Equity Fund	9,553	41,321	(31,768)
MFS® Investors Trust Fund	73,628	526,896	(453,268)
MFS® Mid Cap Growth Fund	190,111	274,423	(84,312)
MFS® New Discovery Fund	95,712	299,940	(204,228)
MFS® Total Return Fund	202,147	1,071,731	(869,584)
MFS® Value Fund	126,090	469,456	(343,366)
MFS® Total Return Bond Series	387,542	1,144,129	(756,587)
MFS® Research Fund	7,887	40,567	(32,680)
MFS® High Yield Portfolio	201,595	544,214	(342,619)
BlackRock Managed Volatility V.I. Fund	3,217,468	549,957	2,667,511
BlackRock Global Allocation V.I. Fund	254	320	(66)
BlackRock S&P 500 Index V.I. Fund	458,932	50,004	408,928
BlackRock Large Cap Focus Growth V.I. Fund	33	1,958	(1,925)
BlackRock Equity Dividend V.I. Fund	3,171	4,870	(1,699)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	—	61	(61)
Morgan Stanley VIF Growth Portfolio	65	5,888	(5,823)
Morgan Stanley VIF Mid Cap Growth Portfolio	9,724	23,170	(13,446)
Invesco V.I. American Value Fund	2,606	8,245	(5,639)
BlackRock Capital Appreciation V.I. Fund	1,817	5,472	(3,655)
Columbia Variable Portfolio - Asset Allocation Fund	1,306	62,395	(61,089)
Columbia Variable Portfolio - Dividend Opportunity Fund	13,621	70,238	(56,617)
Columbia Variable Portfolio - Income Opportunities Fund	40,475	92,165	(51,690)
Columbia Variable Portfolio - Mid Cap Growth Fund	20,862	78,869	(58,007)
Oppenheimer Capital Appreciation Fund/VA	24	6,074	(6,050)
Oppenheimer Global Fund/VA	5,593	61,642	(56,049)
Oppenheimer Main Street Fund®/VA	2,408	12,551	(10,143)
Oppenheimer Main Street Small Cap Fund/VA	8,921	37,572	(28,651)
Putnam VT Diversified Income Fund	55,327	158,294	(102,967)
Putnam VT Global Asset Allocation Fund	1,057	3,045	(1,988)
Putnam VT Growth Opportunities Fund	10,204	30,469	(20,265)
Putnam VT International Value Fund	17	375	(358)
Putnam VT International Equity Fund	476	2,034	(1,558)
Putnam VT Small Cap Value Fund	125	1,849	(1,724)
JPMorgan Insurance Trust Core Bond Portfolio	112,294	421,953	(309,659)
JPMorgan Insurance Trust U.S. Equity Portfolio	7,111	38,690	(31,579)
JPMorgan Insurance Trust Mid Cap Value Portfolio	5,489	22,489	(17,000)
Putnam VT Equity Income Fund	2	202	(200)
PIMCO All Asset Fund	22	815	(793)
PIMCO StocksPLUS® Global Portfolio	3,785	4,526	(741)
PIMCO Global Multi-Asset Managed Allocation Portfolio	—	801	(801)
Jennison 20/20 Focus Portfolio	—	611	(611)
Jennison Portfolio	2	3,141	(3,139)
Prudential Value Portfolio	1	1,042	(1,041)
Prudential SP International Growth Portfolio	—	305	(305)
ClearBridge Variable Dividend Strategy Portfolio	21	134	(113)
Western Asset Variable Global High Yield Bond Portfolio	211	306	(95)
ClearBridge Variable Large Cap Value Portfolio	2,328	4,810	(2,482)
Invesco V.I. Growth and Income Fund	1,342	11,174	(9,832)
Invesco V.I. Comstock Fund	9	646	(637)
Invesco V.I. American Franchise Fund	96,586	211,034	(114,448)
Invesco V.I. Mid Cap Growth Fund	23,710	48,912	(25,202)
Wells Fargo VT Index Asset Allocation Fund	—	64	(64)
Wells Fargo VT International Equity Fund	27,864	83,421	(55,557)
Wells Fargo VT Small Cap Growth Fund	2,519	5,587	(3,068)
Wells Fargo VT Discovery Fund	—	2	(2)
Wells Fargo VT Opportunity Fund	6,458	71,137	(64,679)
MFS® Core Equity Portfolio	32,439	61,060	(28,621)
MFS® Massachusetts Investors Growth Stock Portfolio	37,351	117,642	(80,291)
MFS® Research International Portfolio	71,352	190,220	(118,868)
Columbia Variable Portfolio - Large Cap Growth Fund	11,529	84,430	(72,901)
Columbia Variable Portfolio - Overseas Core Fund	31,839	63,446	(31,607)
CTIVPSM– Loomis Sayles Growth Fund	23,513	51,063	(27,550)
HIMCO VIT American Funds Global Growth Fund	29,042	202,723	(173,681)
HIMCO VIT American Funds Global Small Capitalization Fund	19,332	604,025	(584,693)
HIMCO VIT American Funds Growth Fund	76,528	2,875,143	(2,798,615)
HIMCO VIT American Funds Growth-Income Fund	68,897	1,575,110	(1,506,213)
HIMCO VIT American Funds International Fund	141,817	2,791,052	(2,649,235)
HIMCO VIT American Funds New World Fund	24,573	410,797	(386,224)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2019. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2019	62,912	$21.501257	to	$23.374017	$1,455,732	0.50%	to	1.45%	1.96%	to	1.96%	25.10%	to	26.29%
2018	86,661	$17.187910	to	$18.508409	$1,590,679	0.50%	to	1.45%	1.49%	to	1.53%	(10.58)%	to	(9.73)%
2017	90,449	$19.222298	to	$20.503245	$1,841,868	0.50%	to	1.45%	1.50%	to	1.52%	7.01%	to	8.03%
2016	102,221	$17.962488	to	$18.978389	$1,933,623	0.50%	to	1.45%	1.26%	to	1.58%	18.55%	to	19.68%
2015	134,163	$15.152060	to	$15.857703	$2,124,718	0.50%	to	1.45%	1.97%	to	1.99%	(5.41)%	to	(4.50)%
American Century VP Growth Fund
2019	2,902	$26.557241	to	$26.557241	$77,063	0.65%	to	0.65%	0.26%	to	0.26%	34.46%	to	34.46%
2018	4,612	$19.751240	to	$19.751240	$91,098	0.65%	to	0.65%	0.11%	to	0.11%	(2.23)%	to	(2.23)%
2017	4,847	$20.200979	to	$20.200979	$97,907	0.65%	to	0.65%	0.63%	to	0.63%	29.38%	to	29.38%
2016	5,234	$15.613557	to	$15.613557	$81,729	0.65%	to	0.65%	—%	to	—%	3.52%	to	3.52%
2015	5,349	$15.082330	to	$15.082330	$80,675	0.65%	to	0.65%	0.32%	to	0.32%	3.87%	to	3.87%
AB VPS Balanced Wealth Strategy Portfolio
2019	212,431	$19.840768	to	$23.044027	$3,595,924	0.50%	to	2.70%	2.30%	to	2.33%	15.06%	to	17.61%
2018	249,313	$17.244421	to	$19.593049	$3,636,382	0.50%	to	2.70%	1.68%	to	1.69%	(8.90)%	to	(6.88)%
2017	282,012	$18.929797	to	$21.039797	$4,424,886	0.50%	to	2.70%	1.82%	to	1.82%	12.54%	to	15.05%
2016	320,168	$16.819960	to	$18.288255	$4,357,815	0.50%	to	2.70%	1.81%	to	1.82%	1.66%	to	3.92%
2015	374,626	$16.545243	to	$17.598041	$4,904,242	0.50%	to	2.70%	1.08%	to	1.98%	(1.40)%	to	0.79%
AB VPS International Value Portfolio
2019	520,733	$13.332472	to	$14.919716	$3,878,473	0.50%	to	2.70%	0.84%	to	0.87%	13.68%	to	16.21%
2018	545,951	$11.727917	to	$12.838845	$3,552,361	0.50%	to	2.70%	0.77%	to	1.09%	(25.03)%	to	(23.36)%
2017	575,458	$15.643661	to	$16.752424	$4,943,871	0.50%	to	2.70%	2.02%	to	2.24%	21.76%	to	24.47%
2016	694,415	$12.847489	to	$13.458962	$4,843,999	0.50%	to	2.70%	1.09%	to	1.16%	(3.44)%	to	(1.29)%
2015	838,191	$13.305686	to	$13.635361	$5,971,620	0.50%	to	2.70%	1.80%	to	2.31%	(0.33)%	to	1.89%
AB VPS Small/Mid Cap Value Portfolio
2019	54,372	$31.896029	to	$34.753847	$1,272,620	0.50%	to	2.75%	0.32%	to	0.34%	16.65%	to	19.30%
2018	65,725	$27.342613	to	$29.130337	$1,306,557	0.50%	to	2.75%	0.19%	to	0.23%	(17.59)%	to	(15.72)%
2017	79,290	$33.180411	to	$34.562643	$1,891,389	0.50%	to	2.75%	0.24%	to	0.25%	9.79%	to	12.29%
2016	96,375	$30.221710	to	$30.780680	$2,065,868	0.50%	to	2.75%	0.36%	to	0.36%	21.41%	to	24.17%
2015	89,305	$24.789138	to	$24.892381	$1,563,766	0.50%	to	2.75%	0.52%	to	0.52%	(8.25)%	to	(6.16)%
AB VPS Value Portfolio+
2019	—	$12.252141	to	$14.016466	$—	1.25%	to	2.45%	1.21%	to	1.23%	9.74%	to	10.24%
2018	8,008	$11.164969	to	$12.714620	$98,590	1.25%	to	2.45%	0.61%	to	0.98%	(17.40)%	to	(16.40)%
2017	16,000	$13.516541	to	$15.208808	$238,336	1.25%	to	2.45%	1.12%	to	1.14%	10.55%	to	11.89%
2016	18,074	$12.226389	to	$13.593127	$241,028	1.25%	to	2.45%	1.45%	to	1.45%	8.60%	to	9.91%
2015	20,373	$11.258625	to	$12.367875	$247,525	1.25%	to	2.45%	1.84%	to	1.91%	(9.42)%	to	(8.32)%
AB VPS International Growth Portfolio
2019	37,964	$10.337219	to	$17.333346	$412,327	1.25%	to	2.70%	0.28%	to	0.29%	23.85%	to	25.65%
2018	45,811	$8.226871	to	$13.995949	$389,859	1.25%	to	2.70%	0.40%	to	0.40%	(19.80)%	to	(18.62)%
2017	59,347	$10.109732	to	$17.450543	$611,154	1.25%	to	2.70%	0.87%	to	0.95%	31.05%	to	32.96%
2016	69,760	$7.603435	to	$13.315844	$541,877	1.25%	to	2.70%	—%	to	—%	(9.55)%	to	(8.22)%
2015	81,034	$8.284833	to	$14.721312	$685,378	1.25%	to	2.70%	0.06%	to	0.06%	(4.78)%	to	(3.39)%
Invesco V.I. Value Opportunities Fund
2019	6,528,261	$2.279300	to	$25.710068	$12,673,729	0.85%	to	2.80%	0.24%	to	0.24%	27.01%	to	29.51%
2018	7,465,434	$1.759925	to	$20.241880	$11,258,230	0.85%	to	2.80%	0.32%	to	0.32%	(21.41)%	to	(19.86)%
2017	8,398,891	$2.196079	to	$25.756336	$15,999,970	0.85%	to	2.80%	0.40%	to	0.40%	14.20%	to	16.44%
2016	9,847,169	$1.885957	to	$22.554491	$16,246,582	0.85%	to	2.80%	0.39%	to	0.41%	15.07%	to	17.33%
2015	11,289,971	$1.607345	to	$19.600856	$16,023,213	0.85%	to	2.80%	2.56%	to	2.70%	(12.88)%	to	(11.16)%
Invesco V.I. Core Equity Fund
2019	1,378,927	$23.097375	to	$26.786554	$25,754,092	0.50%	to	2.75%	0.17%	to	0.95%	25.47%	to	28.02%
2018	1,600,888	$18.408618	to	$20.922989	$23,750,133	0.50%	to	2.75%	—%	to	0.90%	(11.85)%	to	(10.06)%
2017	1,840,303	$20.884186	to	$23.263545	$30,798,707	0.50%	to	2.75%	0.80%	to	1.04%	10.11%	to	12.31%
2016	2,102,473	$18.967298	to	$21.026178	$31,902,428	0.30%	to	2.75%	—%	to	0.79%	7.27%	to	9.69%
2015	2,557,382	$17.681405	to	$19.168832	$35,916,480	0.30%	to	2.75%	—%	to	0.93%	(8.33)%	to	(6.28)%
Invesco V.I. Government Securities Fund
2019	49,889,647	$1.576383	to	$9.908485	$67,824,159	0.85%	to	2.80%	2.53%	to	2.58%	3.14%	to	5.18%
2018	58,982,046	$1.498812	to	$9.606402	$76,929,665	0.85%	to	2.80%	2.18%	to	2.20%	(2.22)%	to	(0.29)%
2017	65,970,861	$1.503200	to	$9.824279	$87,071,468	0.85%	to	2.80%	2.10%	to	2.12%	(0.86)%	to	1.09%
2016	72,236,130	$1.486940	to	$9.909381	$95,179,434	0.85%	to	2.80%	1.89%	to	1.95%	(1.57)%	to	0.37%
2015	81,385,877	$1.481433	to	$10.067115	$107,843,967	0.85%	to	2.80%	1.40%	to	2.28%	(2.43)%	to	(0.50)%
Invesco V.I. High Yield Fund
2019	131,760	$2.234887	to	$21.893599	$324,289	1.70%	to	2.75%	0.03%	to	5.08%	10.43%	to	11.60%
2018	107,123	$2.002661	to	$19.825577	$263,896	1.70%	to	2.75%	5.07%	to	5.30%	(5.97)%	to	(4.98)%
2017	127,229	$2.107655	to	$21.085280	$508,937	1.70%	to	2.75%	3.98%	to	4.07%	3.42%	to	4.51%
2016	165,289	$2.016745	to	$20.388679	$580,337	1.70%	to	2.75%	4.06%	to	4.20%	8.20%	to	9.34%
2015	285,060	$1.844510	to	$18.844144	$700,922	1.70%	to	2.75%	0.31%	to	5.36%	(5.79)%	to	(4.80)%
Invesco V.I. International Growth Fund
2019	7,070,576	$20.079731	to	$21.857569	$26,541,900	0.30%	to	2.80%	—%	to	1.58%	25.03%	to	27.85%
2018	8,584,743	$16.060392	to	$17.095661	$25,800,409	0.30%	to	2.80%	—%	to	2.13%	(17.32)%	to	(15.46)%
2017	9,693,455	$19.425716	to	$20.221611	$34,441,109	0.30%	to	2.80%	—%	to	1.44%	19.61%	to	22.36%
2016	11,461,762	$16.241116	to	$16.526576	$34,208,224	0.30%	to	2.80%	—%	to	1.42%	(3.20)%	to	(0.99)%
2015	13,508,242	$16.476877	to	$16.778451	$40,865,876	0.50%	to	2.80%	1.33%	to	1.49%	(5.04)%	to	(3.10)%
Invesco V.I. Mid Cap Core Equity Fund
2019	8,853,776	$21.722629	to	$24.520242	$25,506,863	0.65%	to	2.80%	0.07%	to	0.50%	21.82%	to	24.23%
2018	10,178,122	$17.831447	to	$19.738095	$23,874,817	0.65%	to	2.80%	0.09%	to	0.51%	(13.80)%	to	(12.17)%
2017	11,917,687	$20.685989	to	$22.473592	$32,149,013	0.65%	to	2.80%	0.32%	to	0.53%	11.75%	to	13.91%
2016	13,755,618	$18.511422	to	$20.254163	$32,861,252	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	15,879,793	$16.782407	to	$17.952080	$34,142,445	0.30%	to	2.80%	—%	to	0.35%	(6.68)%	to	(4.57)%
Invesco V.I. Small Cap Equity Fund
2019	699,451	$24.738082	to	$28.657437	$17,488,092	0.50%	to	2.80%	—%	to	—%	23.11%	to	25.69%
2018	800,697	$20.094666	to	$23.237086	$16,121,168	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
2017	933,454	$24.335556	to	$27.508052	$22,532,980	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	1,082,645	$21.942004	to	$24.260672	$23,354,664	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	1,275,427	$20.135646	to	$21.757791	$25,063,705	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
Invesco V.I. Balanced Risk Allocation Fund
2019	72,754	$13.343050	to	$15.768680	$1,049,703	0.50%	to	2.40%	—%	to	—%	12.16%	to	14.31%
2018	92,556	$11.896602	to	$13.794728	$1,187,793	0.50%	to	2.40%	1.27%	to	1.31%	(8.92)%	to	(7.18)%
2017	109,910	$13.062314	to	$14.861220	$1,531,700	0.50%	to	2.40%	3.88%	to	4.13%	7.23%	to	9.28%
2016	144,195	$12.181854	to	$13.598736	$1,847,282	0.50%	to	2.40%	0.15%	to	0.18%	8.87%	to	10.96%
2015	182,225	$11.189212	to	$12.255624	$2,128,861	0.50%	to	2.40%	3.89%	to	3.93%	(6.67)%	to	(4.88)%
Invesco V.I. Diversified Dividend Fund
2019	326	$21.351168	to	$21.351168	$6,965	1.70%	to	1.70%	2.72%	to	2.72%	22.67%	to	22.67%
2018	365	$17.405343	to	$17.405343	$6,356	1.70%	to	1.70%	2.17%	to	2.17%	(9.37)%	to	(9.37)%
2017	394	$19.204376	to	$19.204376	$7,564	1.70%	to	1.70%	1.50%	to	1.50%	6.52%	to	6.52%
2016	424	$18.028771	to	$18.028771	$7,639	1.70%	to	1.70%	1.15%	to	1.15%	12.61%	to	12.61%
2015	456	$16.010378	to	$16.010378	$7,294	1.70%	to	1.70%	1.51%	to	1.51%	0.10%	to	0.10%
Invesco V.I. Government Money Market Fund
2019	4,901,028	$8.693415	to	$10.133930	$45,661,891	0.30%	to	2.75%	1.62%	to	1.86%	(0.87)%	to	1.34%
2018	5,792,357	$8.769400	to	$9.999989	$53,661,271	0.30%	to	2.75%	1.28%	to	1.42%	(1.20)%	to	0.99%
2017	5,269,921	$8.876326	to	$9.901669	$49,089,284	0.30%	to	2.75%	0.30%	to	0.64%	(2.16)%	to	0.01%
2016	5,971,300	$9.072730	to	$9.900264	$56,196,085	0.30%	to	2.75%	0.02%	to	0.09%	(2.62)%	to	(0.27)%
2015	5,557,239	$9.328886	to	$9.875737	$53,237,584	0.50%	to	2.70%	0.01%	to	0.01%	(2.65)%	to	(0.49)%
American Century VP Mid Cap Value Fund
2019	3,340	$22.839853	to	$24.857624	$81,643	0.50%	to	1.45%	1.91%	to	1.92%	27.14%	to	28.35%
2018	4,189	$17.964559	to	$19.367050	$79,971	0.50%	to	1.45%	1.10%	to	1.26%	(14.22)%	to	(13.40)%
2017	6,844	$20.941448	to	$22.362747	$151,362	0.50%	to	1.45%	1.40%	to	1.40%	9.86%	to	10.91%
2016	7,027	$19.061376	to	$20.162741	$140,836	0.50%	to	1.45%	1.55%	to	1.57%	20.95%	to	22.11%
2015	7,844	$15.759549	to	$16.512615	$128,925	0.50%	to	1.45%	1.50%	to	1.51%	(3.00)%	to	(2.07)%
AB VPS Growth and Income Portfolio+
2019	9,328	$10.952221	to	$11.062894	$102,971	1.25%	to	2.45%	1.01%	to	1.02%	9.52%	to	10.63%
American Funds Global Bond Fund
2019	1,604,667	$10.473324	to	$11.185125	$20,234,122	0.50%	to	2.75%	1.41%	to	1.50%	4.85%	to	7.00%
2018	1,843,572	$9.788153	to	$10.668221	$21,965,227	0.50%	to	2.75%	1.73%	to	1.95%	(4.01)%	to	(2.10)%
2017	2,099,339	$9.998043	to	$11.113629	$25,833,116	0.50%	to	2.75%	0.36%	to	0.42%	(0.02)%	to	3.96%
2016	2,046,112	$10.690698	to	$13.232531	$24,561,109	0.85%	to	2.75%	0.55%	to	0.56%	(0.07)%	to	1.85%
2015	2,367,140	$10.698377	to	$12.992812	$28,150,075	0.85%	to	2.75%	0.06%	to	0.06%	(6.67)%	to	(4.88)%
American Funds Global Growth and Income Fund
2019	2,255,599	$12.445256	to	$27.902511	$41,881,710	0.50%	to	2.75%	1.46%	to	1.66%	27.59%	to	30.08%
2018	2,666,657	$9.567445	to	$21.759494	$38,499,132	0.50%	to	2.80%	0.22%	to	1.48%	(12.13)%	to	(10.34)%
2017	3,146,861	$10.670657	to	$24.762218	$51,339,431	0.50%	to	2.80%	1.83%	to	2.10%	6.71%	to	22.59%
2016	2,780,558	$15.982931	to	$20.199758	$40,552,639	0.85%	to	2.80%	1.79%	to	1.85%	4.38%	to	6.44%
2015	3,275,195	$15.016349	to	$19.351769	$45,245,756	0.85%	to	2.80%	1.74%	to	1.93%	(4.07)%	to	(2.18)%
American Funds Asset Allocation Fund
2019	5,675,873	$11.928983	to	$24.100232	$135,014,446	0.50%	to	2.80%	1.75%	to	1.84%	17.88%	to	20.32%
2018	6,425,392	$9.914185	to	$20.443889	$128,179,835	0.50%	to	2.80%	1.36%	to	1.45%	(7.24)%	to	(5.31)%
2017	7,490,631	$10.469884	to	$22.139871	$159,190,876	0.50%	to	2.75%	1.06%	to	1.67%	4.70%	to	13.08%
2016	7,474,934	$19.579122	to	$24.149417	$148,582,358	0.85%	to	2.75%	1.52%	to	1.60%	6.44%	to	8.48%
2015	8,515,745	$18.394082	to	$22.260837	$157,779,281	0.85%	to	2.75%	1.30%	to	1.75%	(1.35)%	to	0.54%
American Funds Blue Chip Income and Growth Fund
2019	28,276,106	$11.971410	to	$28.482870	$67,075,208	0.30%	to	2.75%	—%	to	2.00%	18.09%	to	20.67%
2018	32,461,292	$9.920577	to	$24.120341	$64,983,677	0.30%	to	2.75%	—%	to	1.78%	(11.14)%	to	(9.19)%
2017	39,821,581	$10.915463	to	$27.019907	$89,031,387	0.50%	to	2.80%	0.33%	to	1.53%	9.15%	to	13.81%
2016	45,421,296	$2.104686	to	$23.741193	$84,142,065	0.85%	to	2.80%	1.93%	to	1.99%	15.42%	to	17.70%
2015	49,103,056	$1.788240	to	$20.568725	$78,142,230	0.85%	to	2.80%	1.53%	to	1.79%	(5.61)%	to	(3.75)%
American Funds Bond Fund
2019	7,335,684	$10.735782	to	$12.266349	$111,523,128	0.50%	to	2.75%	1.59%	to	2.67%	6.39%	to	8.54%
2018	8,278,849	$9.891325	to	$11.529400	$116,160,829	0.50%	to	2.75%	2.34%	to	2.39%	(3.41)%	to	(1.38)%
2017	9,499,220	$10.029764	to	$11.935949	$136,569,462	0.50%	to	2.75%	1.43%	to	1.87%	0.30%	to	0.85%
2016	8,048,993	$11.835007	to	$17.669273	$123,541,317	0.85%	to	2.75%	1.66%	to	1.69%	0.15%	to	2.07%
2015	9,383,611	$11.817054	to	$17.310440	$142,174,433	0.85%	to	2.75%	1.59%	to	1.88%	(2.45)%	to	(0.57)%
American Funds Global Growth Fund
2019	1,569,352	$12.956097	to	$32.024496	$46,013,318	0.50%	to	2.75%	0.95%	to	1.08%	31.61%	to	34.20%
2018	1,882,834	$9.654189	to	$24.210580	$42,017,302	0.50%	to	2.80%	0.08%	to	0.51%	(11.56)%	to	(9.69)%
2017	2,135,003	$10.690165	to	$27.374033	$52,725,970	0.50%	to	2.80%	0.48%	to	0.63%	6.90%	to	27.84%
2016	2,112,043	$21.412322	to	$26.031439	$43,944,517	0.85%	to	2.80%	0.89%	to	0.90%	(2.16)%	to	(0.23)%
2015	2,627,979	$21.884394	to	$26.091635	$55,461,338	0.85%	to	2.80%	0.78%	to	0.91%	3.98%	to	6.03%
American Funds Growth Fund
2019	14,596,278	$13.770810	to	$39.157035	$410,095,735	0.50%	to	2.80%	0.53%	to	0.84%	27.16%	to	29.79%
2018	17,125,728	$10.640480	to	$30.792652	$373,187,840	0.30%	to	2.80%	—%	to	0.40%	(3.00)%	to	(0.80)%
2017	20,385,830	$10.726522	to	$31.745880	$447,865,308	0.30%	to	2.80%	0.24%	to	0.53%	7.27%	to	24.75%
2016	19,010,681	$25.447295	to	$26.911796	$375,951,324	0.85%	to	2.80%	0.77%	to	0.77%	6.47%	to	8.56%
2015	22,437,783	$23.902017	to	$24.789585	$412,477,546	0.85%	to	2.80%	0.58%	to	0.62%	3.91%	to	5.95%
American Funds Growth-Income Fund
2019	11,514,135	$13.208437	to	$32.242598	$327,072,132	0.50%	to	2.80%	1.47%	to	1.70%	22.65%	to	25.23%
2018	13,279,628	$10.547662	to	$26.287348	$304,182,757	0.50%	to	2.80%	1.01%	to	1.28%	(4.50)%	to	(2.55)%
2017	15,778,593	$10.823191	to	$27.525937	$372,003,192	0.50%	to	2.80%	1.02%	to	1.40%	8.23%	to	19.00%
2016	15,641,611	$23.130093	to	$26.765509	$337,129,140	0.85%	to	2.80%	1.47%	to	1.47%	8.44%	to	10.58%
2015	18,478,884	$21.329406	to	$24.205306	$363,762,709	0.85%	to	2.80%	1.29%	to	1.34%	(1.35)%	to	0.60%
American Funds International Fund
2019	5,121,847	$11.319229	to	$20.426000	$85,410,841	0.30%	to	2.75%	—%	to	1.54%	19.55%	to	22.30%
2018	6,043,878	$9.255268	to	$17.085804	$83,257,211	0.30%	to	2.75%	—%	to	1.78%	(15.49)%	to	(13.67)%
2017	6,885,084	$10.720462	to	$20.217781	$110,844,370	0.30%	to	2.75%	0.92%	to	1.38%	7.20%	to	28.56%
2016	5,036,124	$15.725893	to	$18.277357	$75,344,612	0.85%	to	2.75%	1.37%	to	1.40%	0.72%	to	2.66%
2015	5,871,064	$15.612853	to	$17.804513	$86,358,475	0.85%	to	2.75%	1.41%	to	1.51%	(7.12)%	to	(5.33)%
American Funds New World Fund
2019	1,015,189	$11.945320	to	$20.828630	$27,625,726	0.30%	to	2.75%	—%	to	0.92%	25.64%	to	28.43%
2018	1,191,923	$9.301084	to	$16.577745	$25,917,418	0.30%	to	2.75%	—%	to	0.82%	(16.37)%	to	(14.51)%
2017	1,413,979	$10.879165	to	$19.823120	$36,479,742	0.30%	to	2.75%	0.61%	to	0.95%	8.79%	to	25.94%
2016	1,145,166	$15.740655	to	$30.807302	$28,455,125	0.85%	to	2.75%	0.75%	to	0.76%	2.40%	to	4.37%
2015	1,334,259	$15.371349	to	$29.518402	$32,198,956	0.85%	to	2.75%	0.54%	to	0.56%	(5.77)%	to	(3.96)%
American Funds Global Small Capitalization Fund
2019	1,356,156	$12.685349	to	$29.312834	$33,336,774	0.30%	to	2.75%	—%	to	0.15%	27.95%	to	30.85%
2018	1,568,362	$9.694514	to	$22.793980	$29,761,969	0.30%	to	2.80%	—%	to	0.04%	(13.02)%	to	(11.07)%
2017	1,850,115	$10.901655	to	$26.205876	$39,665,965	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	1,446,887	$21.406541	to	$26.421449	$31,146,908	0.85%	to	2.80%	0.24%	to	0.24%	(0.72)%	to	1.23%
2015	1,736,645	$21.561959	to	$26.099351	$37,224,562	0.85%	to	2.80%	—%	to	—%	(2.50)%	to	(0.58)%
Columbia Variable Portfolio - Small Company Growth Fund
2019	1,109,933	$3.125905	to	$36.991782	$4,755,462	1.70%	to	2.80%	—%	to	—%	36.82%	to	38.33%
2018	1,296,619	$2.259761	to	$27.037123	$3,967,091	1.70%	to	2.80%	—%	to	—%	(4.47)%	to	(3.41)%
2017	1,550,710	$2.339489	to	$28.300855	$4,816,533	1.70%	to	2.80%	—%	to	—%	25.68%	to	27.07%
2016	1,854,763	$1.841082	to	$22.517686	$4,334,457	1.70%	to	2.80%	—%	to	—%	9.63%	to	10.84%
2015	2,111,620	$1.660979	to	$20.539478	$4,404,444	1.70%	to	2.80%	—%	to	—%	0.96%	to	2.07%
Wells Fargo VT Omega Growth Fund
2019	202,993	$38.652451	to	$43.134586	$614,982	1.25%	to	2.75%	—%	to	—%	33.67%	to	35.69%
2018	285,144	$28.485826	to	$32.268741	$624,244	1.25%	to	2.75%	—%	to	—%	(2.21)%	to	(0.73)%
2017	280,899	$28.695211	to	$32.997419	$592,593	1.25%	to	2.75%	0.23%	to	0.24%	31.29%	to	33.28%
2016	410,201	$21.530599	to	$25.132315	$658,776	1.25%	to	2.75%	—%	to	—%	(1.97)%	to	(0.49)%
2015	535,224	$21.635741	to	$25.636925	$866,603	1.25%	to	2.75%	—%	to	—%	(1.14)%	to	0.36%
Fidelity® VIP Growth Portfolio
2019	48,592	$27.027166	to	$39.594026	$1,404,128	1.25%	to	2.70%	0.05%	to	0.06%	30.41%	to	32.31%
2018	76,631	$20.426792	to	$30.361627	$1,587,770	1.25%	to	2.70%	0.01%	to	0.04%	(3.09)%	to	(1.67)%
2017	86,555	$20.773564	to	$31.328356	$1,814,724	1.25%	to	2.70%	—%	to	0.08%	31.23%	to	33.14%
2016	110,327	$15.602567	to	$23.873316	$1,750,447	1.25%	to	2.70%	—%	to	—%	(2.13)%	to	(0.70)%
2015	112,585	$15.712413	to	$24.392581	$1,819,855	1.25%	to	2.70%	0.03%	to	0.03%	4.06%	to	5.58%
Fidelity® VIP Contrafund® Portfolio
2019	518,843	$31.807540	to	$36.817306	$12,589,544	0.50%	to	2.75%	0.21%	to	0.22%	27.71%	to	30.62%
2018	613,365	$24.905161	to	$28.186566	$11,651,008	0.50%	to	2.75%	0.44%	to	0.44%	(9.17)%	to	(7.11)%
2017	725,286	$27.420725	to	$30.342536	$14,891,376	0.50%	to	2.75%	0.76%	to	0.78%	18.29%	to	20.98%
2016	900,107	$23.180801	to	$25.080544	$15,545,759	0.50%	to	2.75%	0.56%	to	0.63%	4.81%	to	7.19%
2015	1,148,684	$22.117416	to	$23.397616	$18,538,795	0.50%	to	2.75%	0.80%	to	0.82%	(2.31)%	to	(0.09)%
Fidelity® VIP Mid Cap Portfolio
2019	454,568	$28.718380	to	$30.555009	$9,383,865	0.50%	to	2.70%	0.62%	to	0.70%	19.89%	to	22.56%
2018	516,301	$23.953677	to	$24.931094	$8,816,633	0.50%	to	2.70%	0.40%	to	0.40%	(17.04)%	to	(15.20)%
2017	619,332	$28.875414	to	$29.398935	$12,575,578	0.50%	to	2.70%	0.48%	to	0.49%	17.33%	to	19.94%
2016	778,627	$24.512368	to	$24.611032	$13,298,984	0.50%	to	2.70%	0.32%	to	0.32%	8.94%	to	11.36%
2015	938,115	$22.010852	to	$22.591009	$14,496,070	0.50%	to	2.70%	0.24%	to	0.26%	(4.25)%	to	(2.12)%
Fidelity® VIP Value Strategies Portfolio
2019	26,789	$20.678302	to	$35.190452	$605,174	1.25%	to	2.75%	1.43%	to	1.43%	30.46%	to	32.43%
2018	29,836	$15.614159	to	$26.973639	$507,059	1.25%	to	2.75%	0.69%	to	0.71%	(19.74)%	to	(18.52)%
2017	31,607	$19.164009	to	$33.606969	$656,856	1.25%	to	2.75%	1.24%	to	1.30%	15.86%	to	17.61%
2016	32,475	$16.295090	to	$29.007446	$581,883	1.25%	to	2.75%	0.82%	to	0.93%	6.31%	to	7.91%
2015	41,242	$15.099990	to	$27.286308	$657,526	1.25%	to	2.75%	0.86%	to	0.88%	(5.82)%	to	(4.39)%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2019	9,107	$25.642809	to	$37.233195	$235,677	1.25%	to	2.40%	0.38%	to	0.39%	26.74%	to	28.21%
2018	9,963	$20.000688	to	$29.376711	$203,995	1.25%	to	2.40%	0.33%	to	0.33%	(7.42)%	to	(6.35)%
2017	12,674	$21.356064	to	$31.730615	$274,613	1.25%	to	2.40%	0.44%	to	0.47%	20.57%	to	21.97%
2016	17,768	$17.509591	to	$26.316250	$337,303	1.25%	to	2.40%	0.81%	to	1.08%	0.22%	to	1.38%
2015	21,840	$17.270582	to	$26.257268	$388,822	1.25%	to	2.40%	0.51%	to	0.99%	(1.37)%	to	(0.23)%
Fidelity® VIP Strategic Income Portfolio
2019	2,655	$16.786188	to	$17.052753	$44,850	0.50%	to	0.65%	1.03%	to	1.64%	9.94%	to	10.10%
2018	9,288	$15.268699	to	$15.487927	$142,790	0.50%	to	0.65%	3.45%	to	5.18%	(3.45)%	to	(3.31)%
2017	7,473	$15.814675	to	$16.017684	$118,687	0.50%	to	0.65%	2.95%	to	3.05%	6.85%	to	7.01%
2016	7,390	$11.555892	to	$14.968580	$109,810	0.50%	to	1.45%	—%	to	3.40%	6.46%	to	7.48%
2015	9,535	$10.854415	to	$13.927036	$126,048	0.50%	to	1.45%	2.57%	to	2.61%	(3.35)%	to	(2.42)%
Franklin Rising Dividends VIP Fund
2019	4,011,569	$29.934183	to	$37.072649	$135,938,565	0.50%	to	2.80%	1.15%	to	1.22%	25.66%	to	28.51%
2018	4,770,925	$23.820835	to	$28.847348	$127,442,610	0.50%	to	2.80%	1.21%	to	1.39%	(7.70)%	to	(5.64)%
2017	5,735,871	$25.807302	to	$30.570925	$164,155,125	0.50%	to	2.80%	1.48%	to	1.53%	17.23%	to	19.80%
2016	6,764,063	$22.014024	to	$25.517537	$163,348,929	0.50%	to	2.80%	1.35%	to	1.37%	12.84%	to	15.36%
2015	7,759,455	$19.509293	to	$22.120594	$164,590,602	0.50%	to	2.80%	1.42%	to	1.62%	(6.31)%	to	(4.23)%
Franklin Income VIP Fund
2019	11,063,922	$21.180744	to	$22.560764	$257,745,353	0.50%	to	2.75%	4.18%	to	5.14%	12.90%	to	15.47%
2018	13,073,892	$18.876011	to	$19.538448	$266,727,783	0.50%	to	2.80%	4.64%	to	4.79%	(6.95)%	to	(4.89)%
2017	15,375,955	$20.285231	to	$20.543598	$333,343,316	0.50%	to	2.80%	3.86%	to	4.09%	6.65%	to	9.00%
2016	18,020,246	$18.846757	to	$19.021188	$362,542,937	0.50%	to	2.80%	4.81%	to	4.99%	10.88%	to	13.30%
2015	21,626,662	$16.634234	to	$17.155407	$388,173,394	0.50%	to	2.80%	4.52%	to	4.62%	(9.62)%	to	(7.61)%
Franklin Large Cap Growth VIP Fund
2019	959,199	$28.759724	to	$30.459066	$25,076,182	1.35%	to	2.80%	—%	to	—%	30.86%	to	32.77%
2018	1,097,676	$21.660712	to	$23.275572	$21,764,487	1.35%	to	2.80%	—%	to	—%	(4.19)%	to	(2.79)%
2017	1,145,388	$22.282173	to	$24.293354	$23,627,681	1.35%	to	2.80%	0.62%	to	0.62%	24.57%	to	26.39%
2016	1,308,833	$17.629724	to	$19.501475	$21,434,368	1.35%	to	2.80%	—%	to	—%	(4.50)%	to	(3.11)%
2015	1,633,041	$18.195479	to	$20.421344	$27,760,346	1.35%	to	2.80%	—%	to	0.27%	2.71%	to	4.21%
Franklin Global Real Estate VIP Fund
2019	16,659	$21.308476	to	$28.066435	$448,426	1.40%	to	2.40%	2.56%	to	2.65%	19.47%	to	20.67%
2018	19,963	$17.835379	to	$23.258150	$446,824	1.40%	to	2.40%	2.61%	to	2.64%	(8.99)%	to	(8.07)%
2017	33,022	$19.596544	to	$25.300343	$811,965	1.40%	to	2.40%	3.02%	to	3.13%	7.85%	to	8.94%
2016	37,743	$18.169348	to	$23.224410	$855,299	1.40%	to	2.40%	1.22%	to	1.23%	(1.84)%	to	(0.86)%
2015	37,567	$18.510266	to	$23.424914	$857,471	1.40%	to	2.40%	3.07%	to	3.24%	(1.81)%	to	(0.83)%
Franklin Small-Mid Cap Growth VIP Fund
2019	1,819,218	$32.457390	to	$36.038163	$40,798,664	0.50%	to	2.80%	—%	to	—%	27.81%	to	30.61%
2018	2,169,200	$25.395749	to	$27.592165	$37,729,713	0.50%	to	2.80%	—%	to	—%	(7.99)%	to	(5.93)%
2017	2,552,501	$27.599807	to	$29.331498	$47,720,881	0.50%	to	2.80%	—%	to	—%	18.05%	to	20.70%
2016	2,904,627	$23.380067	to	$24.301278	$45,772,218	0.50%	to	2.80%	—%	to	—%	1.29%	to	3.52%
2015	3,367,710	$23.081525	to	$23.475745	$52,059,671	0.50%	to	2.80%	—%	to	—%	(5.35)%	to	(3.25)%
Franklin Small Cap Value VIP Fund
2019	463,554	$29.819901	to	$34.215823	$9,329,485	0.50%	to	2.75%	0.94%	to	1.05%	22.92%	to	25.60%
2018	546,663	$24.259372	to	$27.764714	$8,848,698	0.30%	to	2.75%	—%	to	0.76%	(15.24)%	to	(13.27)%
2017	644,831	$28.621801	to	$32.012289	$12,167,564	0.30%	to	2.75%	—%	to	0.52%	7.65%	to	10.23%
2016	853,643	$26.587670	to	$29.040831	$14,743,972	0.30%	to	2.75%	—%	to	0.78%	26.66%	to	29.73%
2015	876,888	$20.991766	to	$22.385491	$11,919,792	0.30%	to	2.75%	—%	to	0.69%	(9.90)%	to	(7.80)%
Franklin Strategic Income VIP Fund
2019	3,715,244	$15.526646	to	$16.233619	$75,407,009	0.50%	to	2.75%	5.43%	to	5.78%	5.47%	to	7.40%
2018	4,326,888	$14.647895	to	$15.115649	$82,090,246	0.50%	to	2.80%	2.49%	to	2.85%	(4.62)%	to	(2.72)%
2017	5,125,664	$15.357547	to	$15.538835	$100,756,200	0.50%	to	2.80%	2.70%	to	3.01%	1.85%	to	3.94%
2016	5,658,488	$14.949678	to	$15.079310	$108,493,198	0.50%	to	2.80%	3.24%	to	3.63%	5.26%	to	7.33%
2015	6,821,524	$13.929325	to	$14.325250	$122,914,593	0.50%	to	2.80%	6.30%	to	6.57%	(6.28)%	to	(4.45)%
Franklin Mutual Shares VIP Fund
2019	6,034,567	$22.008085	to	$26.000539	$147,740,874	0.50%	to	2.80%	1.51%	to	2.62%	19.19%	to	21.83%
2018	7,043,451	$18.464947	to	$21.751800	$143,040,128	0.30%	to	2.80%	—%	to	2.62%	(11.58)%	to	(9.43)%
2017	8,326,615	$20.882885	to	$24.016641	$189,034,255	0.30%	to	2.80%	—%	to	2.27%	5.36%	to	7.93%
2016	9,730,034	$19.821188	to	$22.252692	$207,416,296	0.30%	to	2.80%	—%	to	1.99%	12.85%	to	15.59%
2015	11,800,382	$17.563602	to	$19.250716	$219,877,316	0.30%	to	2.80%	—%	to	3.08%	(7.56)%	to	(5.33)%
Templeton Developing Markets VIP Fund
2019	585,377	$19.618264	to	$33.491115	$13,484,769	0.85%	to	2.75%	1.25%	to	1.28%	23.48%	to	25.84%
2018	682,583	$15.888264	to	$26.613105	$12,628,901	0.85%	to	2.75%	1.13%	to	1.13%	(17.74)%	to	(16.16)%
2017	819,480	$19.314424	to	$31.742262	$18,327,910	0.85%	to	2.75%	1.11%	to	1.22%	36.84%	to	39.46%
2016	920,120	$14.114481	to	$22.760523	$14,913,656	0.85%	to	2.75%	1.11%	to	1.14%	14.60%	to	16.80%
2015	1,065,421	$12.316326	to	$19.487393	$14,902,292	0.85%	to	2.75%	1.36%	to	2.40%	(21.61)%	to	(20.11)%
Templeton Foreign VIP Fund
2019	3,593,494	$15.092142	to	$16.775065	$49,557,327	0.30%	to	2.75%	—%	to	1.69%	9.48%	to	12.16%
2018	3,879,338	$13.785709	to	$14.956769	$48,366,811	0.30%	to	2.75%	—%	to	2.67%	(17.74)%	to	(15.79)%
2017	4,214,224	$16.758176	to	$17.761339	$63,148,606	0.30%	to	2.75%	—%	to	2.59%	13.53%	to	16.27%
2016	4,970,803	$14.761174	to	$15.275854	$64,936,858	0.30%	to	2.75%	—%	to	1.91%	4.27%	to	6.77%
2015	5,725,507	$14.122314	to	$14.156956	$71,098,235	0.50%	to	2.75%	3.06%	to	3.35%	(9.03)%	to	(7.11)%
Templeton Growth VIP Fund
2019	4,405,908	$18.846815	to	$21.378475	$76,144,110	0.50%	to	2.75%	2.77%	to	2.89%	12.03%	to	14.39%
2018	5,113,607	$16.822841	to	$18.688430	$78,065,371	0.50%	to	2.75%	1.83%	to	1.84%	(17.16)%	to	(15.31)%
2017	6,013,942	$20.307880	to	$22.065681	$109,641,328	0.50%	to	2.75%	1.44%	to	1.64%	15.29%	to	17.79%
2016	7,095,202	$17.614976	to	$18.733633	$110,930,197	0.50%	to	2.75%	1.92%	to	2.00%	6.65%	to	8.92%
2015	8,496,186	$16.517233	to	$17.199491	$123,367,075	0.50%	to	2.75%	2.41%	to	2.74%	(9.02)%	to	(7.01)%
Franklin Mutual Global Discovery VIP Fund
2019	1,449,033	$19.798818	to	$22.985609	$43,570,706	0.50%	to	2.80%	1.34%	to	3.00%	20.93%	to	23.66%
2018	1,718,937	$16.371480	to	$18.944755	$42,430,560	0.30%	to	2.80%	—%	to	1.73%	(13.67)%	to	(11.57)%
2017	2,026,252	$18.963990	to	$21.062852	$57,709,185	0.50%	to	2.80%	1.68%	to	1.79%	5.60%	to	7.96%
2016	2,299,590	$17.958351	to	$19.509669	$61,818,346	0.50%	to	2.80%	1.51%	to	1.71%	9.08%	to	11.46%
2015	2,724,775	$16.463719	to	$17.503562	$66,618,842	0.50%	to	2.80%	2.60%	to	2.79%	(6.31)%	to	(4.22)%

Franklin Flex Cap Growth VIP Fund
2019	451,210	$30.088821	to	$35.470329	$11,596,294	0.50%	to	2.80%	—%	to	—%	27.54%	to	30.37%
2018	535,563	$23.591030	to	$27.207007	$10,704,620	0.50%	to	2.80%	—%	to	—%	0.29%	to	2.58%
2017	558,501	$23.630633	to	$26.522361	$10,970,274	0.50%	to	2.75%	—%	to	—%	23.50%	to	26.15%
2016	638,501	$19.134239	to	$21.023945	$10,079,964	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	778,813	$20.252735	to	$21.778839	$12,899,308	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%
Templeton Global Bond VIP Fund
2019	614,657	$13.096391	to	$14.621949	$8,477,945	0.50%	to	2.70%	6.81%	to	7.87%	(0.86)%	to	1.35%
2018	718,825	$13.209580	to	$14.427373	$9,893,086	0.50%	to	2.70%	—%	to	—%	(0.82)%	to	1.39%
2017	853,837	$13.318597	to	$14.229796	$11,731,550	0.50%	to	2.70%	—%	to	—%	(0.95)%	to	1.25%
2016	972,798	$13.446298	to	$14.053626	$13,338,093	0.50%	to	2.70%	—%	to	—%	0.13%	to	2.36%
2015	1,102,227	$13.428944	to	$13.730112	$14,919,710	0.50%	to	2.70%	6.47%	to	8.02%	(6.94)%	to	(4.87)%
Hartford Balanced HLS Fund
2019	2,860,296	$19.948771	to	$23.581242	$10,869,114	1.25%	to	2.75%	1.62%	to	1.93%	19.15%	to	21.27%
2018	3,230,890	$17.178279	to	$19.790765	$10,103,472	0.85%	to	2.75%	—%	to	1.63%	(8.06)%	to	(6.04)%
2017	3,851,653	$18.283142	to	$21.526102	$13,086,763	0.85%	to	2.75%	0.80%	to	2.05%	12.17%	to	14.61%
2016	4,387,479	$15.952107	to	$19.190531	$12,814,954	0.85%	to	2.75%	2.22%	to	2.53%	2.92%	to	5.14%
2015	5,237,448	$15.172419	to	$18.645311	$14,355,475	0.85%	to	2.75%	1.59%	to	1.59%	(2.78)%	to	(0.67)%
Hartford Total Return Bond HLS Fund
2019	12,743,250	$13.059352	to	$15.793290	$81,197,075	0.50%	to	2.80%	3.58%	to	3.85%	7.27%	to	10.10%
2018	14,815,301	$12.173989	to	$14.344597	$90,020,683	0.50%	to	2.80%	3.70%	to	3.94%	(3.65)%	to	(1.30)%
2017	16,817,785	$12.634875	to	$14.533811	$105,310,772	0.50%	to	2.80%	2.72%	to	2.84%	1.91%	to	4.63%
2016	18,329,294	$12.398507	to	$13.890160	$111,466,608	0.50%	to	2.80%	2.24%	to	2.59%	1.34%	to	3.97%
2015	21,485,983	$12.234802	to	$13.359427	$125,304,643	0.50%	to	2.80%	3.05%	to	3.08%	(3.55)%	to	(1.08)%
Hartford Capital Appreciation HLS Fund
2019	7,495,945	$31.503143	to	$34.692391	$90,325,910	0.50%	to	2.80%	0.93%	to	1.15%	27.34%	to	30.63%
2018	8,717,111	$24.738975	to	$26.558553	$82,396,865	0.50%	to	2.80%	0.65%	to	0.89%	(9.74)%	to	(7.42)%
2017	10,221,718	$27.410023	to	$28.687355	$106,852,678	0.50%	to	2.80%	0.84%	to	1.07%	18.45%	to	21.53%
2016	12,087,633	$23.139746	to	$23.605269	$109,530,012	0.50%	to	2.80%	0.86%	to	1.13%	2.34%	to	5.00%
2015	14,077,134	$22.482246	to	$22.611663	$122,216,277	0.50%	to	2.80%	0.66%	to	0.90%	(2.00)%	to	0.51%
Hartford Dividend and Growth HLS Fund
2019	5,256,631	$29.281629	to	$36.600599	$66,122,230	0.50%	to	2.80%	1.64%	to	1.87%	24.76%	to	27.96%
2018	6,212,201	$23.470328	to	$28.602526	$61,000,685	0.50%	to	2.80%	1.61%	to	1.86%	(8.17)%	to	(5.79)%
2017	7,208,288	$25.558708	to	$30.360968	$78,574,776	0.50%	to	2.80%	1.35%	to	1.61%	14.85%	to	17.77%
2016	8,617,177	$22.253982	to	$25.780508	$84,569,750	0.50%	to	2.80%	1.71%	to	2.06%	11.42%	to	14.31%
2015	10,083,636	$19.973005	to	$22.552591	$87,476,243	0.50%	to	2.80%	1.54%	to	1.84%	(4.13)%	to	(1.65)%
Hartford Healthcare HLS Fund
2019	10,494	$7.369428	to	$7.369428	$77,338	1.40%	to	1.40%	—%	to	—%	31.82%	to	31.82%

2018	10,592	$5.590363	to	$5.590363	$59,211	1.40%	to	1.40%	—%	to	—%	(4.31)%	to	(4.31)%
2017	13,766	$5.500146	to	$5.842235	$80,423	1.40%	to	1.75%	—%	to	—%	19.85%	to	20.27%
2016	20,225	$4.589350	to	$4.857765	$97,536	1.40%	to	1.75%	3.33%	to	3.36%	(10.22)%	to	(9.91)%
2015	29,297	$5.111962	to	$5.392026	$157,225	1.40%	to	1.75%	—%	to	—%	11.02%	to	11.41%
Hartford Global Growth HLS Fund
2019	139,798	$17.175376	to	$38.812232	$1,081,179	0.50%	to	2.75%	0.12%	to	0.40%	28.70%	to	31.95%
2018	156,538	$13.345210	to	$29.413557	$1,037,044	0.50%	to	2.75%	0.27%	to	0.68%	(6.67)%	to	(4.29)%
2017	177,889	$14.299699	to	$30.730518	$998,925	0.50%	to	2.75%	0.27%	to	0.51%	28.78%	to	32.06%
2016	237,517	$11.104106	to	$23.269366	$903,875	0.50%	to	2.75%	0.13%	to	0.68%	(1.05)%	to	1.44%
2015	257,455	$11.221450	to	$22.938184	$1,034,183	0.50%	to	2.75%	0.29%	to	0.53%	4.84%	to	7.50%
Hartford Disciplined Equity HLS Fund
2019	383,311	$25.186511	to	$44.098165	$9,591,064	0.50%	to	2.45%	0.69%	to	0.84%	30.88%	to	33.45%
2018	455,844	$28.896195	to	$33.044016	$8,834,421	0.50%	to	2.70%	—%	to	0.19%	(4.60)%	to	(2.48)%
2017	600,755	$30.291087	to	$33.884927	$11,973,068	0.50%	to	2.70%	0.97%	to	1.54%	18.67%	to	21.31%
2016	684,441	$25.525292	to	$27.932790	$11,480,135	0.50%	to	2.70%	0.17%	to	0.97%	2.94%	to	5.23%
2015	780,338	$24.795574	to	$26.543868	$12,535,282	0.50%	to	2.70%	0.79%	to	4.27%	3.99%	to	6.30%
Hartford Growth Opportunities HLS Fund
2019	770,895	$40.506435	to	$47.435562	$20,172,003	0.50%	to	2.75%	—%	to	—%	27.14%	to	30.03%
2018	899,697	$31.859571	to	$36.479614	$18,432,290	0.50%	to	2.75%	—%	to	—%	(2.20)%	to	0.03%
2017	1,150,790	$32.576607	to	$36.470168	$23,977,401	0.50%	to	2.75%	—%	to	—%	26.91%	to	29.80%
2016	1,435,786	$25.668615	to	$28.097800	$23,340,974	0.50%	to	2.75%	0.43%	to	0.43%	(3.19)%	to	(0.99)%
2015	1,788,705	$26.514567	to	$28.377928	$29,530,340	0.50%	to	2.75%	0.13%	to	0.13%	8.71%	to	11.18%
Hartford High Yield HLS Fund
2019	266,295	$23.024611	to	$23.276874	$4,723,048	0.50%	to	2.70%	5.69%	to	5.85%	12.00%	to	14.49%
2018	325,547	$20.331660	to	$20.558517	$5,101,395	0.50%	to	2.70%	5.69%	to	6.14%	(6.02)%	to	(3.93)%
2017	392,657	$21.162614	to	$21.874855	$6,566,826	0.50%	to	2.70%	3.56%	to	6.53%	4.74%	to	7.07%
2016	455,559	$19.765540	to	$20.885096	$7,253,753	0.50%	to	2.70%	6.03%	to	6.05%	11.21%	to	13.68%
2015	523,035	$17.386940	to	$18.780286	$7,448,045	0.50%	to	2.70%	5.92%	to	6.62%	(6.85)%	to	(4.78)%
Hartford International Opportunities HLS Fund
2019	897,011	$18.834632	to	$21.549247	$5,894,481	0.50%	to	2.75%	1.56%	to	1.93%	22.72%	to	25.80%
2018	993,845	$15.347309	to	$17.130353	$5,387,498	0.50%	to	2.75%	1.64%	to	1.90%	(21.16)%	to	(19.15)%
2017	1,099,728	$19.466539	to	$21.188012	$7,377,364	0.50%	to	2.75%	1.16%	to	1.49%	21.61%	to	24.63%
2016	1,204,232	$12.016012	to	$16.007910	$6,723,023	0.30%	to	2.75%	—%	to	0.95%	(1.80)%	to	0.64%
2015	1,427,251	$16.300812	to	$16.874218	$7,595,342	0.50%	to	2.75%	1.16%	to	1.50%	(1.11)%	to	1.37%
Hartford MidCap Growth HLS Fund
2019	46,262	$25.879631	to	$36.504278	$1,197,059	0.85%	to	2.75%	0.15%	to	0.46%	35.78%	to	38.60%
2018	52,926	$18.671699	to	$26.885584	$987,112	0.85%	to	2.75%	0.41%	to	0.68%	(12.69)%	to	(10.81)%
2017	60,900	$20.935673	to	$30.792776	$1,262,811	0.85%	to	2.75%	0.61%	to	1.03%	10.85%	to	13.46%
2016	89,432	$18.452482	to	$27.778644	$1,675,453	0.85%	to	2.75%	—%	to	1.43%	13.18%	to	15.50%
2015	102,012	$15.976238	to	$25.068396	$1,650,963	0.85%	to	2.70%	0.95%	to	1.24%	(7.27)%	to	(5.54)%
Hartford MidCap HLS Fund
2019	61,227	$11.537710	to	$11.537710	$706,416	1.40%	to	1.40%	—%	to	—%	30.65%	to	30.65%
2018	65,626	$8.830832	to	$8.830832	$579,538	1.40%	to	1.40%	—%	to	—%	(8.93)%	to	(8.93)%
2017	83,625	$9.696947	to	$9.696947	$810,909	1.40%	to	1.40%	—%	to	—%	22.44%	to	22.44%
2016	89,461	$7.919670	to	$7.919670	$708,498	1.40%	to	1.40%	0.03%	to	0.03%	10.14%	to	10.14%
2015	124,922	$7.190783	to	$7.190783	$898,288	1.40%	to	1.40%	0.08%	to	0.08%	(0.07)%	to	(0.07)%

Hartford MidCap Value HLS Fund
2019	27,010	$3.581266	to	$21.973542	$384,357	1.40%	to	2.75%	0.79%	to	0.82%	27.33%	to	29.06%
2018	25,071	$2.774943	to	$17.257533	$268,489	1.40%	to	2.75%	0.50%	to	0.51%	(17.09)%	to	(15.96)%
2017	26,009	$3.301867	to	$20.813961	$346,887	1.40%	to	2.75%	0.31%	to	0.31%	10.11%	to	11.61%
2016	33,243	$2.958388	to	$18.902209	$416,875	1.40%	to	2.75%	—%	to	0.31%	9.50%	to	10.99%
2015	65,761	$2.665391	to	$17.549879	$471,761	1.40%	to	2.45%	0.30%	to	0.33%	(3.83)%	to	(2.82)%
Hartford Ultrashort Bond HLS Fund
2019	35,958,151	$7.705137	to	$10.227567	$40,209,037	0.30%	to	2.80%	1.63%	to	1.67%	(0.29)%	to	2.24%
2018	40,415,942	$7.727460	to	$10.003964	$44,150,314	0.30%	to	2.80%	0.87%	to	0.92%	(1.52)%	to	0.97%
2017	45,072,107	$7.847083	to	$9.907999	$49,071,410	0.30%	to	2.80%	0.51%	to	0.55%	(1.98)%	to	0.50%
2016	52,018,282	$8.005703	to	$9.858641	$57,724,555	0.30%	to	2.80%	0.15%	to	0.16%	(2.13)%	to	0.34%
2015	59,547,994	$8.180333	to	$9.706359	$66,818,100	0.50%	to	2.80%	—%	to	0.32%	(2.85)%	to	(0.37)%
Hartford Small Company HLS Fund
2019	460,241	$32.191209	to	$38.820600	$2,668,198	0.50%	to	2.80%	—%	to	—%	33.00%	to	36.31%
2018	525,415	$24.204101	to	$28.478787	$2,223,242	0.50%	to	2.80%	—%	to	—%	(7.15)%	to	(4.71)%
2017	612,130	$26.067689	to	$29.886392	$2,768,606	0.50%	to	2.80%	—%	to	—%	22.57%	to	25.73%
2016	696,045	$21.267803	to	$23.769976	$2,725,976	0.50%	to	2.80%	—%	to	—%	(1.01)%	to	1.54%
2015	766,328	$21.483957	to	$23.410469	$3,177,827	0.50%	to	2.80%	—%	to	—%	(10.98)%	to	(8.67)%
Hartford SmallCap Growth HLS Fund
2019	61,844	$32.738182	to	$42.955144	$1,348,558	1.25%	to	2.70%	—%	to	—%	32.20%	to	34.13%
2018	71,806	$24.408201	to	$32.493141	$1,249,301	1.25%	to	2.70%	—%	to	—%	(14.05)%	to	(12.80)%
2017	75,199	$24.873776	to	$27.990034	$1,537,864	1.25%	to	2.45%	0.04%	to	0.04%	17.17%	to	18.58%
2016	69,179	$21.228904	to	$23.603716	$1,160,861	1.25%	to	2.45%	0.15%	to	0.15%	9.65%	to	10.98%
2015	74,024	$19.359825	to	$21.268837	$914,747	1.25%	to	2.45%	0.06%	to	0.07%	(2.95)%	to	(1.78)%
Hartford Stock HLS Fund
2019	2,223,894	$26.840834	to	$34.813408	$6,414,508	0.85%	to	2.75%	1.39%	to	1.70%	27.34%	to	30.11%
2018	2,505,854	$20.629307	to	$27.339013	$5,735,937	0.85%	to	2.75%	1.29%	to	1.60%	(3.09)%	to	(0.99)%
2017	2,969,751	$20.835266	to	$28.209319	$6,984,049	0.85%	to	2.75%	1.52%	to	1.86%	16.30%	to	18.83%
2016	3,387,031	$17.533233	to	$24.255468	$6,634,445	0.85%	to	2.75%	1.82%	to	1.90%	4.23%	to	6.51%
2015	3,972,069	$16.462260	to	$23.270296	$7,138,262	0.85%	to	2.75%	1.79%	to	1.83%	(0.30)%	to	1.87%
Hartford U.S. Government Securities HLS Fund
2019	412,889	$9.517556	to	$12.330367	$3,063,361	0.50%	to	2.45%	2.09%	to	2.55%	2.67%	to	4.69%
2018	431,920	$9.510813	to	$11.777786	$3,146,534	0.50%	to	2.70%	—%	to	2.80%	(1.84)%	to	0.34%
2017	563,800	$9.688990	to	$11.737333	$4,537,811	0.50%	to	2.70%	2.16%	to	2.86%	(1.38)%	to	0.81%
2016	591,593	$9.824638	to	$11.642669	$4,708,241	0.50%	to	2.70%	1.56%	to	1.91%	(1.16)%	to	1.03%
2015	630,736	$9.616246	to	$11.523427	$4,931,918	0.50%	to	2.45%	1.81%	to	1.82%	(0.90)%	to	1.06%
Hartford Value HLS Fund
2019	85,266	$18.823819	to	$32.406476	$1,030,465	0.50%	to	2.45%	—%	to	2.04%	24.62%	to	27.07%
2018	93,355	$15.104919	to	$25.502106	$944,573	0.50%	to	2.45%	1.66%	to	1.66%	(12.36)%	to	(10.63)%
2017	104,753	$17.234496	to	$28.535135	$1,264,114	0.50%	to	2.45%	1.75%	to	1.80%	12.65%	to	14.86%
2016	122,918	$15.299496	to	$24.842421	$1,382,086	0.50%	to	2.45%	1.77%	to	1.81%	10.94%	to	13.13%
2015	137,005	$13.790522	to	$21.959894	$1,410,659	0.50%	to	2.45%	1.58%	to	1.58%	(5.43)%	to	(3.56)%
Rational Trend Aggregation VA Fund
2019	483,719	$19.532184	to	$21.994595	$2,474,112	0.50%	to	2.75%	—%	to	2.19%	4.39%	to	6.76%
2018	553,100	$18.711256	to	$20.601555	$2,605,286	0.50%	to	2.75%	3.71%	to	4.00%	(7.16)%	to	(5.05)%
2017	654,916	$20.154101	to	$21.696327	$3,403,369	0.50%	to	2.75%	3.36%	to	3.38%	(4.26)%	to	(2.08)%

2016	716,440	$21.050591	to	$22.157222	$3,991,887	0.50%	to	2.75%	4.42%	to	4.73%	4.07%	to	6.43%
2015	919,469	$20.227894	to	$20.817629	$4,608,990	0.50%	to	2.75%	4.21%	to	4.30%	(5.69)%	to	(3.54)%
Rational Insider Buying VA Fund
2019	897,797	$2.337368	to	$32.777444	$2,819,126	0.50%	to	2.50%	—%	to	—%	20.94%	to	23.38%
2018	984,608	$1.932603	to	$26.565284	$2,541,085	0.50%	to	2.50%	0.62%	to	0.69%	(9.47)%	to	(7.64)%
2017	1,186,020	$2.134848	to	$28.763884	$3,494,538	0.50%	to	2.50%	0.54%	to	0.56%	14.62%	to	16.93%
2016	1,453,799	$1.862571	to	$24.598765	$3,742,389	0.50%	to	2.50%	0.61%	to	0.64%	8.26%	to	10.45%
2015	1,842,192	$1.720408	to	$22.271358	$4,353,545	0.50%	to	2.50%	0.56%	to	0.57%	(9.46)%	to	(7.63)%
Lord Abbett Fundamental Equity Fund
2019	31,229	$21.369380	to	$26.561027	$782,705	0.50%	to	1.45%	0.99%	to	1.12%	19.77%	to	20.91%
2018	55,923	$17.842358	to	$21.967697	$1,163,402	0.50%	to	1.45%	1.40%	to	1.51%	(9.48)%	to	(8.61)%
2017	60,492	$19.639304	to	$24.038372	$1,385,575	0.50%	to	1.50%	—%	to	1.04%	10.90%	to	12.01%
2016	69,743	$17.709076	to	$21.460226	$1,432,057	0.50%	to	1.50%	1.14%	to	1.20%	14.02%	to	15.17%
2015	87,998	$15.531399	to	$18.634025	$1,564,491	0.50%	to	1.50%	1.08%	to	1.19%	(4.88)%	to	(3.93)%
Lord Abbett Calibrated Dividend Growth Fund
2019	115,080	$25.296771	to	$29.457917	$2,839,270	1.25%	to	2.40%	1.54%	to	1.73%	23.45%	to	24.88%
2018	138,237	$21.153997	to	$23.150651	$2,725,654	0.85%	to	2.70%	—%	to	—%	(7.21)%	to	(5.48)%
2017	145,762	$22.380222	to	$24.950037	$3,061,894	0.85%	to	2.70%	0.39%	to	0.43%	15.95%	to	18.12%
2016	183,230	$18.947640	to	$21.517417	$3,283,453	0.85%	to	2.70%	1.15%	to	2.46%	12.04%	to	14.13%
2015	223,166	$16.602197	to	$19.205816	$3,520,410	0.85%	to	2.70%	1.48%	to	1.69%	(4.74)%	to	(2.96)%
Lord Abbett Bond Debenture Fund
2019	402,768	$20.206957	to	$20.476753	$7,503,126	0.50%	to	2.70%	3.66%	to	3.80%	10.34%	to	12.79%
2018	458,967	$17.915732	to	$18.558562	$7,658,781	0.50%	to	2.70%	3.95%	to	4.27%	(6.58)%	to	(4.50)%
2017	549,121	$18.759450	to	$19.864893	$9,682,291	0.50%	to	2.70%	3.04%	to	4.10%	6.30%	to	8.67%
2016	567,672	$17.263252	to	$18.687005	$9,315,754	0.50%	to	2.70%	4.46%	to	6.07%	9.15%	to	11.57%
2015	686,625	$15.472419	to	$17.120902	$10,198,325	0.50%	to	2.70%	1.87%	to	4.61%	(4.15)%	to	(2.02)%
Lord Abbett Growth and Income Fund
2019	68,454	$18.810265	to	$24.784516	$1,256,255	1.25%	to	2.40%	1.41%	to	1.69%	19.59%	to	20.97%
2018	80,263	$20.724317	to	$21.464992	$1,223,586	0.50%	to	2.40%	—%	to	1.39%	(10.32)%	to	(8.60)%
2017	93,217	$23.110049	to	$23.485274	$1,576,087	0.50%	to	2.40%	1.37%	to	1.38%	10.69%	to	12.82%
2016	116,670	$20.817381	to	$20.877488	$1,754,696	0.50%	to	2.40%	1.41%	to	1.47%	14.34%	to	16.53%
2015	141,073	$13.235429	to	$18.259686	$1,843,008	1.25%	to	2.40%	0.37%	to	1.04%	(5.17)%	to	(4.07)%
MFS® Growth Fund
2019	1,039,287	$42.210773	to	$47.276922	$25,902,364	0.50%	to	2.80%	—%	to	—%	34.34%	to	37.09%
2018	1,349,898	$31.421847	to	$34.485795	$25,065,303	0.50%	to	2.80%	—%	to	0.09%	(0.17)%	to	1.90%
2017	1,533,512	$31.474515	to	$34.422833	$28,375,046	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	1,900,666	$24.631996	to	$26.339016	$26,796,913	0.30%	to	2.80%	—%	to	0.04%	(0.39)%	to	1.87%
2015	2,204,305	$24.727335	to	$25.520887	$30,701,151	0.50%	to	2.80%	—%	to	0.21%	4.59%	to	6.77%
MFS® Global Equity Fund
2019	143,688	$28.276158	to	$38.576897	$4,257,184	0.85%	to	2.70%	1.07%	to	1.09%	27.09%	to	29.46%
2018	167,511	$22.248543	to	$29.797244	$3,884,571	0.85%	to	2.70%	0.78%	to	0.93%	(12.15)%	to	(10.51)%
2017	199,279	$25.325223	to	$33.295481	$5,247,444	0.85%	to	2.70%	0.81%	to	0.82%	20.77%	to	23.02%
2016	218,763	$20.970437	to	$27.065192	$4,771,582	0.85%	to	2.70%	0.94%	to	0.96%	4.49%	to	6.44%
2015	246,746	$20.069905	to	$25.428183	$5,128,324	0.85%	to	2.70%	1.01%	to	1.15%	(4.04)%	to	(2.25)%
MFS® Investors Trust Fund
2019	1,799,987	$24.321045	to	$30.199846	$41,612,666	1.25%	to	2.80%	0.49%	to	0.68%	27.95%	to	29.62%

2018	2,130,444	$18.968143	to	$23.603351	$38,137,214	1.15%	to	2.80%	0.44%	to	0.64%	(8.10)%	to	(6.79)%
2017	2,583,712	$20.349036	to	$25.683454	$49,741,630	1.15%	to	2.80%	0.54%	to	0.72%	19.94%	to	21.62%
2016	3,098,037	$16.584360	to	$21.413220	$49,243,607	1.25%	to	2.80%	0.53%	to	0.86%	5.59%	to	6.97%
2015	3,654,707	$15.503770	to	$20.279694	$54,485,307	1.25%	to	2.80%	0.69%	to	0.92%	(2.55)%	to	(1.29)%
MFS® Mid Cap Growth Fund
2019	1,282,549	$17.390355	to	$44.475488	$19,290,225	0.85%	to	2.75%	—%	to	—%	34.90%	to	37.49%
2018	1,259,139	$12.648609	to	$32.968847	$14,042,057	0.85%	to	2.75%	—%	to	—%	(1.51)%	to	0.38%
2017	1,343,451	$12.601001	to	$33.475229	$15,121,769	0.85%	to	2.75%	0.12%	to	0.12%	23.55%	to	25.92%
2016	1,572,628	$10.007009	to	$27.093650	$14,169,737	0.85%	to	2.75%	—%	to	—%	2.06%	to	4.02%
2015	2,271,225	$9.620047	to	$26.545633	$19,659,627	0.85%	to	2.75%	—%	to	—%	1.77%	to	3.73%
MFS® New Discovery Fund
2019	869,411	$24.580273	to	$48.592365	$29,729,469	0.65%	to	2.80%	—%	to	—%	37.79%	to	40.36%
2018	1,032,226	$17.512382	to	$35.265658	$25,121,157	0.65%	to	2.80%	—%	to	—%	(4.20)%	to	(2.35)%
2017	1,236,454	$17.934518	to	$36.811059	$31,095,608	0.65%	to	2.80%	—%	to	—%	23.16%	to	25.51%
2016	1,483,583	$14.288949	to	$29.888778	$30,037,343	0.65%	to	2.80%	—%	to	—%	6.04%	to	8.09%
2015	1,738,459	$13.219046	to	$28.186188	$32,932,634	0.65%	to	2.80%	—%	to	—%	(4.60)%	to	(2.78)%
MFS® Total Return Fund
2019	5,233,066	$20.020743	to	$23.346161	$121,775,278	0.50%	to	2.75%	1.96%	to	2.36%	17.12%	to	19.52%
2018	5,995,011	$17.094302	to	$19.533646	$118,370,706	0.50%	to	2.75%	2.00%	to	2.19%	(8.17)%	to	(6.34)%
2017	6,864,595	$18.615767	to	$20.856045	$146,002,086	0.50%	to	2.75%	2.18%	to	2.38%	9.25%	to	11.47%
2016	8,086,822	$17.039000	to	$18.710636	$155,634,755	0.50%	to	2.75%	2.68%	to	2.79%	6.14%	to	8.27%
2015	9,407,888	$16.053954	to	$17.281075	$168,891,338	0.50%	to	2.75%	2.39%	to	2.71%	(3.07)%	to	(1.08)%
MFS® Value Fund
2019	1,549,300	$28.253107	to	$32.949434	$48,293,123	0.50%	to	2.80%	1.75%	to	2.13%	26.22%	to	28.86%
2018	1,889,807	$22.384386	to	$25.569995	$46,149,247	0.50%	to	2.80%	1.30%	to	1.58%	(12.57)%	to	(10.80)%
2017	2,233,173	$25.602921	to	$29.158588	$61,806,760	0.30%	to	2.80%	—%	to	1.92%	14.40%	to	17.00%
2016	2,651,324	$22.379369	to	$24.922682	$63,152,998	0.30%	to	2.80%	—%	to	2.08%	10.94%	to	13.43%
2015	3,165,663	$20.172589	to	$21.687103	$66,887,253	0.50%	to	2.80%	2.11%	to	2.31%	(3.48)%	to	(1.43)%
MFS® Total Return Bond Series
2019	4,023,444	$13.398268	to	$15.260070	$59,715,066	0.50%	to	2.80%	2.35%	to	3.48%	7.16%	to	9.37%
2018	4,542,725	$12.502604	to	$13.952486	$62,099,288	0.50%	to	2.80%	2.94%	to	3.30%	(3.82)%	to	(1.82)%
2017	5,299,312	$12.998837	to	$14.211206	$74,483,025	0.50%	to	2.80%	2.95%	to	3.37%	1.57%	to	3.66%
2016	5,749,097	$12.797583	to	$13.708924	$78,599,528	0.50%	to	2.80%	3.22%	to	3.40%	1.36%	to	3.49%
2015	6,505,496	$12.626347	to	$13.246484	$86,674,926	0.50%	to	2.80%	3.22%	to	3.45%	(3.06)%	to	(1.08)%
MFS® Research Fund
2019	135,064	$33.458059	to	$33.494040	$3,924,633	0.85%	to	2.75%	0.78%	to	0.79%	29.34%	to	31.82%
2018	140,943	$25.408533	to	$25.867939	$3,137,820	0.85%	to	2.75%	0.69%	to	0.70%	(6.96)%	to	(5.18)%
2017	173,623	$26.796181	to	$27.804362	$4,116,069	0.85%	to	2.75%	1.35%	to	1.36%	20.02%	to	22.32%
2016	185,876	$21.905803	to	$23.165645	$3,649,101	0.85%	to	2.75%	0.76%	to	0.79%	5.79%	to	7.82%
2015	216,688	$20.317840	to	$21.898439	$3,977,640	0.85%	to	2.75%	0.52%	to	0.73%	(1.93)%	to	(0.05)%
MFS® High Yield Portfolio
2019	1,903,973	$11.723106	to	$13.310228	$23,817,976	0.85%	to	2.80%	5.72%	to	5.73%	11.64%	to	13.84%
2018	2,169,225	$10.500893	to	$11.692453	$24,065,291	0.85%	to	2.80%	5.64%	to	5.64%	(5.76)%	to	(3.90)%
2017	2,511,844	$11.142162	to	$12.166841	$29,269,488	0.85%	to	2.80%	6.10%	to	6.46%	3.74%	to	5.78%
2016	2,755,806	$10.740269	to	$11.501580	$30,652,921	0.85%	to	2.80%	6.73%	to	6.75%	10.68%	to	12.86%
2015	3,201,384	$9.703703	to	$10.190929	$31,860,609	0.85%	to	2.80%	7.11%	to	7.11%	(6.86)%	to	(5.03)%

BlackRock Managed Volatility V.I. Fund
2019	2,379,149	$9.977691	to	$10.204233	$24,088,424	0.30%	to	1.50%	3.16%	to	3.28%	0.33%	to	1.54%
2018	2,667,511	$9.944640	to	$10.049156	$26,709,637	0.30%	to	1.50%	1.51%	to	1.54%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2019	2,963	$14.760724	to	$14.897373	$43,648	0.50%	to	0.75%	0.43%	to	0.62%	16.88%	to	17.17%
2018	16,962	$12.629451	to	$12.714556	$213,803	0.50%	to	0.75%	0.87%	to	0.87%	(8.27)%	to	(8.04)%
2017	17,028	$13.767961	to	$13.826114	$233,834	0.50%	to	0.75%	1.27%	to	1.29%	12.86%	to	13.14%
2016	16,468	$11.552461	to	$12.220278	$200,285	0.50%	to	1.45%	—%	to	1.27%	2.31%	to	3.29%
2015	23,105	$11.291541	to	$11.831361	$270,210	0.50%	to	1.45%	0.92%	to	1.05%	(2.43)%	to	(1.49)%
BlackRock S&P 500 Index V.I. Fund
2019	311,223	$11.854609	to	$12.112500	$3,742,173	0.30%	to	1.45%	1.86%	to	1.88%	29.09%	to	30.58%
2018	408,928	$9.183495	to	$9.276028	$3,780,185	0.30%	to	1.45%	0.36%	to	0.88%	(8.17)%	to	(7.24)%
BlackRock Large Cap Focus Growth V.I. Fund
2019	12,257	$26.032122	to	$41.386696	$369,102	1.75%	to	2.45%	—%	to	—%	29.49%	to	30.40%
2018	13,420	$19.963519	to	$31.961560	$321,178	1.75%	to	2.45%	—%	to	—%	0.52%	to	1.23%
2017	15,345	$19.721825	to	$31.796548	$363,831	1.75%	to	2.45%	0.02%	to	0.04%	26.42%	to	27.31%
2016	23,745	$15.491046	to	$25.150778	$443,860	1.75%	to	2.45%	0.76%	to	1.07%	5.27%	to	6.01%
2015	25,661	$14.612422	to	$23.890870	$445,990	1.75%	to	2.45%	0.45%	to	0.57%	0.24%	to	0.95%
BlackRock Equity Dividend V.I. Fund
2019	21,419	$21.814802	to	$23.742678	$500,702	0.50%	to	1.45%	1.81%	to	1.81%	25.63%	to	26.82%
2018	32,880	$17.364852	to	$18.720835	$608,215	0.50%	to	1.45%	1.68%	to	1.73%	(8.75)%	to	(7.88)%
2017	34,579	$19.029838	to	$20.321731	$695,324	0.50%	to	1.45%	1.45%	to	1.55%	14.81%	to	15.91%
2016	40,661	$16.574538	to	$17.532485	$705,620	0.50%	to	1.45%	1.46%	to	1.54%	14.39%	to	15.48%
2015	50,589	$14.489678	to	$15.182254	$760,676	0.50%	to	1.45%	1.45%	to	1.45%	(2.25)%	to	(1.31)%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2019	418	$11.922847	to	$11.922847	$4,990	1.70%	to	1.70%	0.88%	to	0.88%	8.75%	to	8.75%
2018	3,928	$10.963905	to	$10.963905	$43,069	1.70%	to	1.70%	2.31%	to	2.31%	(2.58)%	to	(2.58)%
2017	3,989	$11.254344	to	$11.254344	$44,894	1.70%	to	1.70%	2.91%	to	2.91%	4.11%	to	4.11%
2016	4,051	$10.810072	to	$10.810072	$43,794	1.70%	to	1.70%	1.67%	to	1.67%	4.08%	to	4.08%
2015	4,119	$10.386757	to	$10.386757	$42,783	1.70%	to	1.70%	3.22%	to	3.22%	(2.50)%	to	(2.50)%
Morgan Stanley VIF Growth Portfolio
2019	7,437	$25.904504	to	$28.376220	$199,204	1.35%	to	2.75%	—%	to	—%	27.91%	to	29.71%
2018	8,112	$20.252770	to	$21.877160	$169,019	1.35%	to	2.75%	—%	to	—%	4.39%	to	5.86%
2017	13,935	$19.401823	to	$20.666424	$280,826	1.35%	to	2.75%	—%	to	—%	38.95%	to	40.91%
2016	17,208	$13.963132	to	$14.666750	$247,562	1.35%	to	2.75%	—%	to	—%	(4.58)%	to	(3.24)%
2015	17,531	$14.633999	to	$15.157585	$262,035	1.35%	to	2.75%	—%	to	—%	8.93%	to	10.47%
Morgan Stanley VIF Discovery Portfolio+
2019	54,855	$28.820599	to	$41.191212	$1,470,377	0.85%	to	2.70%	—%	to	—%	36.24%	to	38.78%
2018	70,508	$20.766699	to	$30.233586	$1,368,170	0.85%	to	2.70%	—%	to	—%	7.58%	to	9.59%
2017	83,954	$18.949179	to	$28.102860	$1,503,552	0.85%	to	2.70%	—%	to	—%	34.91%	to	37.43%
2016	99,265	$13.788729	to	$20.830859	$1,299,458	0.85%	to	2.70%	—%	to	—%	(11.27)%	to	(9.61)%
2015	114,453	$15.255417	to	$23.477293	$1,673,534	0.85%	to	2.70%	—%	to	—%	(8.49)%	to	(6.79)%
Invesco V.I. American Value Fund
2019	55,563	$17.503412	to	$21.149754	$1,107,422	0.85%	to	2.45%	0.42%	to	0.42%	21.70%	to	23.66%
2018	52,230	$14.382978	to	$17.103787	$851,161	0.85%	to	2.45%	0.19%	to	0.20%	(14.98)%	to	(13.60)%
2017	57,869	$16.916529	to	$19.797010	$1,098,112	0.85%	to	2.45%	0.55%	to	0.60%	7.03%	to	8.75%

2016	53,924	$15.805692	to	$18.203574	$950,108	0.85%	to	2.45%	0.12%	to	0.12%	12.43%	to	14.24%
2015	46,583	$14.058086	to	$15.933971	$721,691	0.85%	to	2.45%	0.01%	to	0.01%	(11.55)%	to	(10.13)%
BlackRock Capital Appreciation V.I. Fund
2019	13,349	$24.699361	to	$26.882304	$353,068	0.50%	to	1.45%	—%	to	—%	29.66%	to	30.89%
2018	22,896	$19.050058	to	$20.537687	$473,661	0.50%	to	1.45%	—%	to	—%	0.66%	to	1.62%
2017	26,551	$18.925560	to	$20.210434	$539,619	0.50%	to	1.45%	—%	to	—%	31.03%	to	32.28%
2016	36,553	$14.443338	to	$15.278228	$559,679	0.50%	to	1.45%	—%	to	—%	(1.57)%	to	(0.63)%
2015	40,469	$14.673899	to	$15.375355	$624,328	0.50%	to	1.45%	—%	to	—%	5.08%	to	6.08%
Columbia Variable Portfolio - Asset Allocation Fund
2019	839,913	$2.014132	to	$22.130246	$1,844,058	1.70%	to	2.80%	2.00%	to	2.01%	17.79%	to	19.09%
2018	835,850	$1.691211	to	$18.787480	$1,566,412	1.70%	to	2.80%	1.45%	to	1.47%	(7.16)%	to	(6.13)%
2017	896,939	$1.801739	to	$20.236855	$1,931,134	1.70%	to	2.80%	1.59%	to	1.64%	12.43%	to	13.67%
2016	1,027,526	$1.585011	to	$17.999392	$1,929,599	1.70%	to	2.80%	2.22%	to	2.23%	2.45%	to	3.58%
2015	1,615,330	$1.530186	to	$17.569038	$2,685,616	1.70%	to	2.80%	2.01%	to	2.07%	(1.72)%	to	(0.64)%
Columbia Variable Portfolio - Dividend Opportunity Fund
2019	375,913	$16.132372	to	$17.746052	$6,431,800	1.70%	to	2.80%	—%	to	—%	20.65%	to	21.98%
2018	418,079	$13.371688	to	$14.548520	$5,878,021	1.70%	to	2.80%	—%	to	—%	(8.34)%	to	(7.32)%
2017	474,696	$14.587562	to	$15.697718	$7,236,021	1.70%	to	2.80%	—%	to	—%	11.22%	to	12.45%
2016	552,896	$13.115961	to	$13.959804	$7,528,292	1.70%	to	2.80%	—%	to	—%	10.53%	to	11.75%
2015	638,628	$11.866359	to	$12.491639	$7,817,514	1.70%	to	2.80%	—%	to	—%	(5.34)%	to	(4.29)%

Columbia Variable Portfolio - Income Opportunities Fund
2019	409,472	$11.639297	to	$12.540566	$5,000,820	1.70%	to	2.80%	5.04%	to	5.04%	13.25%	to	14.51%
2018	434,783	$10.277245	to	$10.951963	$4,653,102	1.70%	to	2.80%	5.00%	to	5.09%	(6.41)%	to	(5.38)%
2017	486,473	$10.981367	to	$11.574276	$5,519,773	1.70%	to	2.80%	6.23%	to	6.27%	3.62%	to	4.76%
2016	551,922	$10.598072	to	$11.048118	$6,004,460	1.70%	to	2.80%	10.70%	to	10.87%	7.87%	to	9.06%
2015	613,284	$9.825034	to	$10.130224	$6,144,082	1.70%	to	2.80%	9.20%	to	9.34%	(3.73)%	to	(2.67)%
Columbia Variable Portfolio - Mid Cap Growth Fund
2019	342,605	$18.641561	to	$20.017211	$6,651,243	1.70%	to	2.75%	—%	to	—%	31.51%	to	32.90%
2018	398,172	$14.174651	to	$15.061723	$5,835,021	1.70%	to	2.75%	—%	to	—%	(7.35)%	to	(6.38)%
2017	456,179	$15.299871	to	$16.087414	$7,176,535	1.70%	to	2.75%	—%	to	—%	19.65%	to	20.91%
2016	519,137	$12.787005	to	$13.304866	$6,786,779	1.70%	to	2.75%	—%	to	—%	(0.48)%	to	0.57%
2015	600,424	$12.848975	to	$13.229680	$7,843,268	1.70%	to	2.75%	—%	to	—%	2.75%	to	3.84%
Invesco Oppenheimer V.I. Capital Appreciation Fund+
2019	14,926	$19.591677	to	$22.579571	$323,703	1.25%	to	2.45%	—%	to	—%	32.56%	to	34.16%
2018	21,233	$14.779214	to	$16.830265	$344,548	1.25%	to	2.45%	—%	to	—%	(8.23)%	to	(7.12)%
2017	27,283	$16.105084	to	$18.121213	$478,267	1.25%	to	2.45%	0.01%	to	0.01%	23.44%	to	24.93%
2016	38,555	$13.046402	to	$14.504715	$543,614	1.25%	to	2.45%	0.11%	to	0.12%	(4.79)%	to	(3.64)%
2015	62,594	$13.703122	to	$15.052983	$925,014	1.25%	to	2.45%	—%	to	—%	0.77%	to	1.98%
Invesco Oppenheimer V.I Global Fund+
2019	199,080	$21.189468	to	$29.379437	$4,172,594	1.25%	to	2.70%	0.61%	to	0.64%	27.96%	to	29.82%
2018	229,247	$16.321785	to	$22.960360	$3,710,054	1.25%	to	2.70%	0.76%	to	0.77%	(15.70)%	to	(14.47)%
2017	285,296	$19.848103	to	$27.236947	$5,392,022	0.85%	to	2.70%	0.65%	to	0.76%	32.69%	to	35.17%
2016	317,145	$14.684228	to	$20.526498	$4,470,280	0.85%	to	2.70%	0.77%	to	0.77%	(2.82)%	to	(1.00)%
2015	400,978	$14.832940	to	$21.121837	$5,721,917	0.85%	to	2.70%	0.94%	to	1.06%	0.91%	to	2.79%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®+
2019	20,401	$20.702074	to	$25.014872	$477,680	0.85%	to	2.45%	0.81%	to	0.81%	28.55%	to	30.62%

2018	34,494	$16.103869	to	$19.150336	$621,775	0.85%	to	2.45%	0.90%	to	0.92%	(10.32)%	to	(8.88)%
2017	44,637	$17.957499	to	$21.015465	$884,787	0.85%	to	2.45%	—%	to	1.01%	13.81%	to	15.65%
2016	63,862	$17.541290	to	$24.640162	$1,126,233	1.25%	to	2.40%	0.75%	to	0.92%	8.66%	to	9.92%
2015	33,266	$15.958911	to	$22.676715	$544,744	1.25%	to	2.40%	0.65%	to	0.71%	0.66%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund®+
2019	136,646	$26.678781	to	$34.613533	$3,415,306	0.85%	to	2.70%	—%	to	—%	22.78%	to	25.07%
2018	149,749	$21.331624	to	$28.192134	$3,020,033	0.85%	to	2.70%	0.06%	to	0.06%	(12.92)%	to	(11.30)%
2017	178,400	$24.047995	to	$32.376125	$4,081,297	0.85%	to	2.70%	0.62%	to	0.65%	10.88%	to	12.95%
2016	222,152	$21.291496	to	$29.199890	$4,535,693	0.85%	to	2.70%	0.25%	to	0.25%	14.54%	to	16.68%
2015	266,731	$18.248414	to	$25.493533	$4,687,398	0.85%	to	2.70%	0.61%	to	0.63%	(8.60)%	to	(6.89)%
Putnam VT Diversified Income Fund
2019	615,467	$16.153825	to	$19.259015	$9,252,244	0.85%	to	2.70%	3.18%	to	4.91%	8.27%	to	10.29%
2018	717,886	$14.646834	to	$17.788260	$9,883,469	0.85%	to	2.70%	3.74%	to	4.24%	(3.62)%	to	(1.82)%
2017	820,853	$14.918344	to	$18.456355	$11,591,824	0.85%	to	2.70%	5.34%	to	5.53%	4.27%	to	6.22%
2016	929,770	$14.045264	to	$17.700565	$12,444,852	0.85%	to	2.70%	7.02%	to	7.16%	2.61%	to	4.53%
2015	1,120,054	$13.436838	to	$17.249985	$14,450,912	0.85%	to	2.70%	9.15%	to	9.19%	(4.94)%	to	(3.17)%
Putnam VT Global Asset Allocation Fund
2019	29,135	$18.650633	to	$24.775815	$516,098	1.25%	to	2.40%	1.43%	to	2.46%	14.35%	to	15.68%
2018	33,425	$16.123119	to	$21.665735	$522,048	1.25%	to	2.40%	1.74%	to	1.83%	(9.46)%	to	(8.41)%
2017	35,413	$17.603743	to	$23.929053	$611,647	1.25%	to	2.40%	1.45%	to	1.45%	12.60%	to	13.90%
2016	45,602	$15.454823	to	$21.250834	$694,957	1.25%	to	2.40%	1.74%	to	2.21%	4.18%	to	5.39%
2015	43,479	$14.664852	to	$20.397890	$631,283	1.25%	to	2.40%	1.06%	to	3.48%	(2.20)%	to	(1.07)%
Putnam VT Growth Opportunities Fund
2019	77,427	$18.398600	to	$19.035053	$1,464,063	0.50%	to	1.45%	0.13%	to	0.14%	34.78%	to	36.06%
2018	121,008	$13.651188	to	$13.990078	$1,684,721	0.50%	to	1.45%	—%	to	—%	0.91%	to	1.87%
2017	141,273	$13.528598	to	$13.733316	$1,934,211	0.50%	to	1.45%	0.10%	to	0.11%	29.02%	to	30.25%
2016	184,130	$10.485674	to	$10.543823	$1,939,236	0.50%	to	1.45%	—%	to	—%	4.86%	to	5.44%
Putnam VT International Value Fund
2019	1,604	$9.853684	to	$16.020063	$15,079	1.25%	to	2.30%	2.42%	to	2.69%	17.49%	to	18.73%
2018	3,328	$8.299263	to	$13.635139	$27,231	1.25%	to	2.30%	1.91%	to	2.03%	(19.49)%	to	(18.64)%
2017	3,686	$10.200436	to	$16.935698	$37,194	1.25%	to	2.30%	1.41%	to	1.46%	21.86%	to	23.15%
2016	14,262	$8.283132	to	$13.897450	$114,925	1.25%	to	2.30%	1.55%	to	2.37%	(1.19)%	to	(0.15)%
2015	22,418	$8.295657	to	$14.065519	$181,713	1.25%	to	2.30%	1.30%	to	1.33%	(4.23)%	to	(3.22)%
Putnam VT International Equity Fund
2019	23,544	$11.534710	to	$16.382955	$261,063	0.85%	to	2.75%	1.37%	to	1.50%	21.76%	to	24.09%
2018	27,181	$9.295079	to	$13.454862	$244,772	0.85%	to	2.75%	1.34%	to	1.39%	(21.31)%	to	(19.80)%
2017	28,739	$11.589569	to	$17.098285	$324,315	0.85%	to	2.75%	0.41%	to	2.17%	23.15%	to	25.51%
2016	32,659	$8.913224	to	$13.884178	$294,529	1.25%	to	2.75%	3.35%	to	3.70%	(5.10)%	to	(3.67)%
2015	49,032	$9.252407	to	$14.630565	$441,289	1.25%	to	2.75%	1.10%	to	1.15%	(2.58)%	to	(1.10)%
Putnam VT Small Cap Value Fund
2019	8,731	$17.510173	to	$21.161632	$172,856	0.85%	to	2.45%	0.65%	to	0.71%	21.24%	to	23.19%
2018	10,583	$14.442914	to	$17.178045	$180,596	0.85%	to	2.45%	0.40%	to	0.40%	(21.87)%	to	(20.61)%
2017	12,307	$21.636201	to	$29.607146	$264,445	0.85%	to	2.70%	0.14%	to	0.70%	5.00%	to	6.96%
2016	13,471	$19.525830	to	$28.197366	$276,555	1.25%	to	2.70%	—%	to	1.05%	24.10%	to	25.91%
2015	9,883	$14.115548	to	$15.507856	$163,592	1.25%	to	2.45%	0.83%	to	1.05%	(6.56)%	to	(5.43)%
JPMorgan Insurance Trust Core Bond Portfolio

2019	1,648,066	$12.661550	to	$13.764758	$24,535,769	1.25%	to	2.40%	2.59%	to	2.88%	5.61%	to	6.83%
2018	1,995,834	$11.988878	to	$12.884475	$27,935,309	1.25%	to	2.40%	2.44%	to	2.46%	(2.32)%	to	(1.19)%
2017	2,305,493	$12.274080	to	$13.040154	$32,676,592	1.25%	to	2.40%	2.58%	to	2.63%	1.12%	to	2.29%
2016	2,561,530	$12.138605	to	$12.748775	$35,591,635	1.25%	to	2.40%	2.77%	to	2.84%	(0.31)%	to	0.85%
2015	3,006,288	$12.175891	to	$12.641709	$41,578,351	1.25%	to	2.40%	3.61%	to	3.88%	(1.28)%	to	(0.14)%
JPMorgan Insurance Trust U.S. Equity Portfolio
2019	121,796	$34.207190	to	$36.284271	$4,190,564	1.35%	to	2.40%	0.85%	to	0.97%	28.63%	to	29.99%
2018	135,928	$26.315372	to	$28.207466	$3,601,813	1.35%	to	2.40%	0.85%	to	0.86%	(8.39)%	to	(7.42)%
2017	167,507	$28.425441	to	$30.791075	$4,794,811	1.35%	to	2.40%	0.88%	to	0.91%	19.43%	to	20.69%
2016	208,022	$23.552269	to	$25.781403	$4,941,254	1.35%	to	2.40%	1.00%	to	1.01%	8.31%	to	9.45%
2015	251,763	$21.518700	to	$23.804022	$5,467,830	1.35%	to	2.40%	1.14%	to	1.14%	(1.53)%	to	(0.49)%
JPMorgan Insurance Trust Mid Cap Value Portfolio
2019	94,868	$31.336582	to	$34.401541	$2,981,581	1.35%	to	2.40%	1.57%	to	1.70%	23.76%	to	25.06%
2018	102,256	$25.056568	to	$27.797246	$2,570,558	1.35%	to	2.40%	0.99%	to	0.99%	(13.93)%	to	(13.02)%
2017	119,256	$28.806816	to	$32.295239	$3,453,381	1.35%	to	2.40%	0.81%	to	0.81%	11.07%	to	12.24%
2016	147,100	$25.665526	to	$29.077072	$3,791,920	1.35%	to	2.40%	0.87%	to	0.87%	11.98%	to	13.16%
2015	177,496	$22.681297	to	$25.967316	$4,053,803	1.35%	to	2.40%	0.98%	to	1.01%	(4.96)%	to	(3.96)%
Putnam VT Equity Income Fund
2019	1,740	$27.607823	to	$36.263155	$59,882	0.50%	to	0.75%	1.98%	to	2.07%	29.43%	to	29.75%
2018	4,859	$21.330168	to	$27.947538	$132,671	0.50%	to	0.75%	0.69%	to	0.69%	(9.17)%	to	(8.94)%
2017	5,059	$23.484207	to	$30.692956	$151,942	0.50%	to	0.75%	1.67%	to	1.67%	17.89%	to	18.18%
2016	5,229	$20.012284	to	$25.971361	$133,076	0.50%	to	1.45%	—%	to	1.79%	12.01%	to	13.08%
2015	8,387	$17.866924	to	$22.967914	$174,014	0.50%	to	1.45%	1.60%	to	1.61%	(4.44)%	to	(3.53)%
PIMCO All Asset Fund
2019	933	$13.566822	to	$13.749444	$12,653	0.50%	to	0.65%	0.70%	to	2.40%	11.02%	to	11.19%
2018	10,520	$11.470489	to	$12.366123	$128,624	0.50%	to	1.45%	—%	to	3.03%	(6.81)%	to	(5.92)%
2017	11,313	$12.308429	to	$13.144011	$146,745	0.50%	to	1.45%	4.52%	to	4.55%	11.75%	to	12.81%
2016	11,674	$11.014586	to	$11.651192	$134,456	0.50%	to	1.45%	2.35%	to	2.53%	11.28%	to	12.34%
2015	12,237	$9.898136	to	$10.371232	$125,613	0.50%	to	1.45%	2.22%	to	3.12%	(10.49)%	to	(9.64)%
PIMCO StocksPLUS® Global Portfolio
2019	19,298	$15.156784	to	$16.496037	$313,216	0.50%	to	1.45%	1.52%	to	1.52%	25.69%	to	26.89%
2018	26,738	$12.058566	to	$13.000146	$343,496	0.50%	to	1.45%	1.53%	to	1.54%	(12.03)%	to	(11.19)%
2017	27,479	$13.707092	to	$14.637587	$397,931	0.50%	to	1.45%	3.31%	to	3.32%	21.22%	to	22.38%
2016	37,054	$11.307594	to	$11.961135	$438,441	0.50%	to	1.45%	5.01%	to	5.06%	6.20%	to	7.21%
2015	44,135	$10.647811	to	$11.156688	$487,826	0.50%	to	1.45%	5.82%	to	5.83%	(10.33)%	to	(9.47)%
PIMCO Global Core Asset Allocation Portfolio++
2019	—	$12.261716	to	$12.261716	$—	0.75%	to	0.75%	0.33%	to	0.33%	16.09%	to	16.09%
2018	2,866	$10.220185	to	$10.562492	$30,276	0.75%	to	1.45%	—%	to	1.60%	(6.97)%	to	(6.32)%
2017	3,667	$10.985891	to	$11.274622	$41,112	0.75%	to	1.45%	0.61%	to	2.15%	12.35%	to	13.14%
2016	838	$9.777967	to	$9.777967	$8,191	1.45%	to	1.45%	2.18%	to	2.18%	2.42%	to	2.42%
2015	1,127	$9.546608	to	$9.546608	$10,755	1.45%	to	1.45%	1.50%	to	1.50%	(1.69)%	to	(1.69)%
Jennison 20/20 Focus Portfolio
2019	283	$2.970416	to	$31.619387	$6,405	1.55%	to	2.00%	—%	to	—%	25.86%	to	26.43%
2018	10,375	$2.360103	to	$25.010073	$28,898	1.55%	to	2.00%	—%	to	—%	(7.59)%	to	(7.17)%
2017	10,986	$2.553982	to	$27.660366	$32,831	1.40%	to	2.00%	—%	to	—%	27.18%	to	27.94%
2016	15,002	$2.008202	to	$21.619448	$54,270	1.40%	to	2.00%	—%	to	—%	(0.77)%	to	(0.18)%

2015	18,387	$2.023887	to	$21.657844	$85,344	1.40%	to	2.00%	—%	to	—%	3.77%	to	4.39%
Jennison Portfolio
2019	53,397	$2.484981	to	$20.709276	$171,776	1.40%	to	2.35%	—%	to	—%	29.74%	to	30.98%
2018	56,041	$1.915343	to	$15.811276	$147,309	1.40%	to	2.35%	—%	to	—%	(3.48)%	to	(2.55)%
2017	59,180	$1.984309	to	$16.225624	$165,240	1.40%	to	2.35%	—%	to	—%	32.97%	to	34.24%
2016	61,143	$1.492264	to	$12.087007	$133,406	1.40%	to	2.35%	—%	to	—%	(3.58)%	to	(2.66)%
2015	63,080	$1.547742	to	$12.417700	$155,175	1.40%	to	2.35%	—%	to	—%	8.45%	to	9.49%
Prudential Value Portfolio
2019	8,510	$2.025453	to	$2.298137	$18,809	1.40%	to	2.10%	—%	to	—%	22.97%	to	23.84%
2018	8,596	$1.647061	to	$1.855800	$15,378	1.40%	to	2.10%	—%	to	—%	(12.10)%	to	(11.48)%
2017	9,637	$1.873801	to	$2.096526	$19,583	1.40%	to	2.10%	—%	to	—%	14.09%	to	14.89%
2016	24,960	$1.642440	to	$1.824867	$44,591	1.40%	to	2.10%	—%	to	—%	8.65%	to	9.41%
2015	27,009	$1.511691	to	$1.667869	$44,106	1.40%	to	2.10%	—%	to	—%	(10.45)%	to	(9.82)%
Prudential SP International Growth Portfolio
2019	6,497	$1.609702	to	$1.609702	$10,458	1.40%	to	1.40%	—%	to	—%	30.07%	to	30.07%
2018	6,778	$1.237526	to	$1.237526	$8,388	1.40%	to	1.40%	—%	to	—%	(14.41)%	to	(14.41)%
2017	7,083	$1.278383	to	$1.445916	$10,241	1.40%	to	2.15%	—%	to	—%	32.54%	to	33.54%
2016	11,950	$0.964520	to	$1.082783	$12,396	1.40%	to	2.15%	—%	to	—%	(6.20)%	to	(5.49)%
2015	12,266	$1.028283	to	$1.145724	$13,515	1.40%	to	2.15%	—%	to	—%	0.89%	to	1.65%
ClearBridge Variable Dividend Strategy Portfolio
2019	1,364	$21.983695	to	$21.983695	$29,979	1.40%	to	1.40%	1.59%	to	1.59%	29.76%	to	29.76%
2018	1,262	$16.941486	to	$16.941486	$21,377	1.40%	to	1.40%	1.53%	to	1.53%	(6.18)%	to	(6.18)%
2017	1,375	$18.057513	to	$18.057513	$24,822	1.40%	to	1.40%	1.53%	to	1.53%	17.52%	to	17.52%
2016	1,385	$15.365722	to	$15.365722	$21,280	1.40%	to	1.40%	1.33%	to	1.33%	13.39%	to	13.39%
2015	1,814	$13.551233	to	$13.551233	$24,578	1.40%	to	1.40%	1.10%	to	1.10%	(5.63)%	to	(5.63)%
Western Asset Variable Global High Yield Bond Portfolio
2019	12,499	$2.758968	to	$2.758968	$34,485	1.40%	to	1.40%	5.23%	to	5.23%	12.80%	to	12.80%
2018	13,645	$2.445971	to	$2.445971	$33,375	1.40%	to	1.40%	5.26%	to	5.26%	(5.26)%	to	(5.26)%
2017	13,740	$2.581684	to	$2.581684	$35,473	1.40%	to	1.40%	5.31%	to	5.31%	7.14%	to	7.14%
2016	14,120	$2.409606	to	$2.409606	$34,023	1.40%	to	1.40%	4.76%	to	4.76%	14.00%	to	14.00%
2015	20,395	$2.113727	to	$2.113727	$43,110	1.40%	to	1.40%	6.10%	to	6.10%	(7.15)%	to	(7.15)%
ClearBridge Variable Large Cap Value Portfolio
2019	249,913	$2.948223	to	$2.948223	$736,798	1.40%	to	1.40%	1.78%	to	1.78%	27.09%	to	27.09%
2018	255,772	$2.319727	to	$2.319727	$593,321	1.40%	to	1.40%	1.54%	to	1.54%	(10.14)%	to	(10.14)%
2017	258,254	$2.512622	to	$2.581528	$666,689	1.40%	to	1.55%	0.05%	to	1.37%	13.07%	to	13.24%
2016	291,027	$2.222184	to	$2.279705	$662,586	1.40%	to	1.55%	1.43%	to	1.59%	11.26%	to	11.43%
2015	336,925	$1.997233	to	$2.045867	$688,569	1.40%	to	1.55%	1.41%	to	1.49%	(4.36)%	to	(4.22)%
Invesco V.I. Growth and Income Fund
2019	50,483	$21.686390	to	$24.878310	$1,102,666	0.85%	to	2.75%	1.55%	to	1.61%	21.47%	to	23.79%
2018	53,749	$17.518199	to	$20.481565	$953,026	0.85%	to	2.75%	1.78%	to	1.81%	(15.94)%	to	(14.32)%
2017	63,581	$20.446817	to	$24.364558	$1,314,368	0.85%	to	2.75%	1.22%	to	1.29%	10.94%	to	13.07%
2016	80,338	$18.083109	to	$21.961036	$1,494,723	0.85%	to	2.75%	0.90%	to	0.91%	16.19%	to	18.42%
2015	85,325	$15.270465	to	$18.900842	$1,353,083	0.85%	to	2.75%	2.55%	to	2.61%	(5.94)%	to	(4.13)%
Invesco V.I. Comstock Fund
2019	7,051	$28.055727	to	$32.309992	$207,704	1.35%	to	2.75%	1.65%	to	1.72%	21.56%	to	23.27%
2018	7,700	$23.080545	to	$26.211385	$185,014	1.35%	to	2.75%	1.40%	to	1.42%	(14.75)%	to	(13.54)%

2017	8,337	$27.072505	to	$30.317055	$233,473	1.35%	to	2.75%	1.95%	to	2.62%	14.39%	to	16.00%
2016	9,115	$23.667346	to	$26.135580	$218,390	1.35%	to	2.75%	1.33%	to	1.34%	13.81%	to	15.42%
2015	11,161	$20.794676	to	$22.644138	$234,196	1.35%	to	2.75%	1.02%	to	1.69%	(8.74)%	to	(7.45)%
Invesco V.I. American Franchise Fund
2019	755,188	$22.703518	to	$26.947741	$18,491,966	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	780,554	$17.072275	to	$19.873018	$14,258,934	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
2017	895,002	$18.217547	to	$20.796354	$17,285,030	0.85%	to	2.80%	0.01%	to	0.08%	23.83%	to	26.26%
2016	991,273	$14.711905	to	$16.470522	$15,346,497	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	1,171,229	$14.794375	to	$16.242854	$18,063,322	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
Invesco V.I. Mid Cap Growth Fund
2019	115,973	$18.897727	to	$20.872439	$2,342,298	1.25%	to	2.75%	—%	to	—%	30.70%	to	32.34%
2018	142,335	$14.458749	to	$15.771615	$2,179,825	1.25%	to	2.75%	—%	to	—%	(8.15)%	to	(7.04)%
2017	167,537	$15.740859	to	$16.966627	$2,776,178	1.25%	to	2.75%	—%	to	—%	19.17%	to	20.63%
2016	194,581	$13.208587	to	$14.065558	$2,687,446	1.25%	to	2.75%	—%	to	—%	(1.98)%	to	(0.68)%
2015	249,472	$13.475099	to	$14.161423	$3,480,279	1.25%	to	2.75%	—%	to	—%	(1.54)%	to	(0.21)%
Wells Fargo VT Index Asset Allocation Fund
2019	4,763	$2.681360	to	$26.277674	$27,979	1.35%	to	2.10%	1.09%	to	1.09%	17.66%	to	18.55%
2018	5,013	$2.261876	to	$22.333438	$25,491	1.35%	to	2.10%	0.98%	to	0.98%	(4.92)%	to	(4.21)%
2017	5,077	$2.361191	to	$23.489624	$27,524	1.35%	to	2.10%	0.75%	to	0.75%	9.92%	to	10.74%
2016	5,133	$2.132126	to	$21.370472	$25,604	1.35%	to	2.10%	0.88%	to	0.89%	5.43%	to	6.23%
2015	5,176	$2.007157	to	$20.269257	$25,491	1.35%	to	2.10%	1.03%	to	1.03%	(0.86)%	to	(0.11)%
Wells Fargo VT International Equity Fund
2019	418,205	$1.159414	to	$10.664198	$698,915	1.25%	to	2.20%	3.31%	to	4.20%	12.99%	to	14.07%
2018	475,002	$1.026115	to	$9.348948	$696,265	1.25%	to	2.20%	11.84%	to	11.93%	(18.67)%	to	(17.89)%
2017	530,559	$1.261646	to	$11.386150	$936,757	1.25%	to	2.20%	3.03%	to	3.92%	22.14%	to	23.31%
2016	646,667	$8.305074	to	$9.234000	$884,469	1.25%	to	2.45%	—%	to	3.71%	0.75%	to	1.97%
2015	759,073	$8.242927	to	$9.055534	$1,052,786	1.25%	to	2.45%	3.98%	to	4.29%	(0.18)%	to	1.02%
Wells Fargo VT Small Cap Growth Fund
2019	30,832	$26.256695	to	$28.124965	$811,834	0.65%	to	2.50%	—%	to	—%	22.22%	to	24.02%
2018	38,654	$21.482856	to	$22.677432	$842,866	0.65%	to	2.50%	—%	to	—%	(1.03)%	to	0.65%
2017	41,722	$21.706710	to	$22.530277	$910,299	0.65%	to	2.50%	—%	to	—%	23.03%	to	25.04%
2016	47,614	$17.361509	to	$18.018017	$841,126	0.65%	to	2.75%	—%	to	—%	5.17%	to	7.05%
2015	61,879	$16.507795	to	$16.831607	$1,040,984	0.65%	to	2.75%	—%	to	—%	(5.28)%	to	(3.51)%
Wells Fargo VT Discovery Fund
2019	261	$41.751703	to	$41.751703	$10,902	1.35%	to	1.35%	—%	to	—%	37.16%	to	37.16%
2018	276	$30.440346	to	$30.440346	$8,409	1.35%	to	1.35%	—%	to	—%	(8.31)%	to	(8.31)%
2017	278	$33.198862	to	$33.198862	$9,240	1.35%	to	1.35%	—%	to	—%	27.40%	to	27.40%
2016	280	$26.058826	to	$26.058826	$7,307	1.35%	to	1.35%	—%	to	—%	6.20%	to	6.20%
2015	283	$24.537066	to	$24.537066	$6,936	1.35%	to	1.35%	—%	to	—%	(2.78)%	to	(2.78)%
Wells Fargo VT Opportunity Fund
2019	202,727	$22.860939	to	$27.464284	$5,077,332	0.50%	to	2.70%	0.54%	to	0.56%	28.30%	to	31.15%
2018	247,481	$17.817813	to	$20.940590	$4,780,656	0.50%	to	2.70%	0.43%	to	0.44%	(9.41)%	to	(7.39)%
2017	312,160	$19.668343	to	$22.612128	$6,589,273	0.50%	to	2.70%	0.92%	to	0.93%	17.51%	to	20.12%
2016	390,053	$16.737469	to	$18.824251	$6,934,766	0.50%	to	2.70%	2.31%	to	2.32%	9.52%	to	11.96%
2015	485,829	$15.282108	to	$16.813490	$7,798,176	0.50%	to	2.70%	0.40%	to	0.40%	(5.44)%	to	(3.33)%
MFS® Core Equity Portfolio

2019	286,811	$16.097983	to	$17.202882	$4,811,914	1.35%	to	2.70%	0.46%	to	0.66%	29.65%	to	31.41%
2018	344,157	$12.416933	to	$13.091312	$4,416,800	1.35%	to	2.70%	0.15%	to	0.69%	(6.39)%	to	(5.12)%
2017	372,778	$13.265075	to	$13.797841	$5,067,714	1.35%	to	2.70%	0.63%	to	0.88%	21.50%	to	23.15%
2016	419,240	$10.917513	to	$11.257684	$4,652,446	1.10%	to	2.70%	0.78%	to	0.86%	8.41%	to	10.16%
2015	477,344	$10.070613	to	$10.219591	$4,844,572	1.10%	to	2.70%	0.53%	to	0.55%	0.71%	to	2.20%
MFS® Massachusetts Investors Growth Stock Portfolio
2019	432,582	$17.269454	to	$18.867637	$7,808,640	0.95%	to	2.75%	0.58%	to	0.58%	36.16%	to	38.63%
2018	449,732	$12.683437	to	$13.398507	$5,912,521	1.35%	to	2.75%	0.54%	to	0.56%	(1.93)%	to	(0.54)%
2017	530,023	$12.932622	to	$13.471689	$7,033,724	1.35%	to	2.75%	0.55%	to	0.65%	24.94%	to	26.70%
2016	613,346	$10.350730	to	$10.683492	$6,458,277	1.10%	to	2.75%	0.59%	to	0.60%	3.20%	to	4.91%
2015	672,245	$10.029965	to	$10.183003	$6,798,502	1.10%	to	2.75%	0.49%	to	0.50%	0.30%	to	1.83%
MFS® Research International Portfolio
2019	616,788	$11.819708	to	$13.009415	$7,663,349	0.85%	to	2.80%	1.48%	to	1.49%	24.51%	to	26.96%
2018	707,473	$9.493017	to	$10.246844	$6,988,607	0.85%	to	2.80%	1.49%	to	1.50%	(16.50)%	to	(14.85)%
2017	826,341	$11.368649	to	$12.034167	$9,677,041	0.85%	to	2.80%	1.84%	to	1.89%	24.75%	to	27.21%
2016	1,020,912	$9.113093	to	$9.460449	$9,488,547	0.85%	to	2.80%	1.63%	to	1.64%	(3.44)%	to	(1.54)%
2015	1,194,012	$9.438105	to	$9.608632	$11,376,017	0.85%	to	2.80%	1.97%	to	1.98%	(5.62)%	to	(3.91)%
Columbia Variable Portfolio - Large Cap Growth Fund
2019	442,481	$16.120179	to	$16.804571	$7,325,381	1.70%	to	2.80%	—%	to	—%	32.15%	to	33.61%
2018	504,458	$12.198087	to	$12.577042	$6,270,725	1.70%	to	2.80%	—%	to	—%	(6.59)%	to	(5.56)%
2017	577,359	$13.058934	to	$13.317231	$7,631,383	1.70%	to	2.80%	—%	to	—%	24.60%	to	25.98%
2016	640,820	$10.480645	to	$10.571146	$6,752,146	1.70%	to	2.80%	—%	to	—%	4.81%	to	5.71%
Columbia Variable Portfolio - Overseas Core Fund
2019	372,958	$11.863683	to	$12.367530	$4,530,825	1.70%	to	2.80%	1.79%	to	1.81%	21.70%	to	23.04%
2018	415,075	$9.748587	to	$10.051567	$4,116,686	1.70%	to	2.80%	2.52%	to	2.55%	(19.11)%	to	(18.22)%
2017	446,682	$12.051765	to	$12.290283	$5,443,403	1.70%	to	2.80%	1.86%	to	1.90%	23.67%	to	25.04%
2016	510,759	$9.744961	to	$9.829212	$5,001,617	1.70%	to	2.80%	1.08%	to	1.10%	(2.55)%	to	(1.71)%
CTIVPSM– Loomis Sayles Growth Fund
2019	347,697	$16.622505	to	$17.295422	$5,917,925	1.70%	to	2.75%	—%	to	—%	28.19%	to	29.54%
2018	380,358	$12.967579	to	$13.351777	$5,019,678	1.70%	to	2.75%	—%	to	—%	(5.05)%	to	(4.04)%
2017	407,908	$13.656632	to	$13.914318	$5,632,950	1.70%	to	2.75%	—%	to	—%	29.43%	to	30.79%
2016	452,246	$10.551696	to	$10.638654	$4,794,952	1.70%	to	2.75%	—%	to	—%	5.52%	to	6.39%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown.  The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods. -------- Aside from the COVID-19 subsequent event, Management has evaluated events subsequent to December 31, 2019 and through April 16, 2020, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements. December 31, 2019

Talcott Resolution Life Insurance Company and Subsidiaries
Audited Financial Statements
As of December 31, 2019 and December 31, 2018 (Successor Company)
For the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Description	Page
Report of Independent Registered Public Accounting Firm	F-3
Consolidated Statements of Operations — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)
F-4
Consolidated Statements of Comprehensive Income — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)
F-5
Consolidated Balance Sheets — As of December 31, 2019 (Successor Company) and 2018 (Successor Company)	F-6
Consolidated Statements of Changes in Stockholder's Equity — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)
F-6
Consolidated Statements of Cash Flows — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)
F-7
Notes to Consolidated Financial Statements	F-9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018 (Successor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows, for the year ended December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the year ended December 31, 2017 (Predecessor Company), and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018 (Successor Company), and the results of its operations and its cash flows for the year ended December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the year ended December 31, 2017 (Predecessor Company), in conformity with the accounting principles generally accepted in the United States of America.
Emphasis of a Matter
As discussed in Note 1 to the financial statements, the Company's direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings, LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
March 6, 2020

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	Successor Company		Predecessor Company
(In millions)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Revenues
Fee income and other	$821	$502	$381	$906
Earned premiums	42	31	42	105
Net investment income	924	509	520	1,281
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(4)	(8)	—	(16)
OTTI losses recognized in other comprehensive income	—	1	—	2
Net OTTI losses recognized in earnings	(4)	(7)	—	(14)
Other net realized capital gains (losses)	(271)	149	(107)	(46)
Total net realized capital gains (losses)	(275)	142	(107)	(60)
Amortization of deferred reinsurance gain	59	38	—	—
Total revenues	1,571	1,222	836	2,232
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	760	415	534	1,406
Amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA")	(25)	98	16	48
Insurance operating costs and other expenses	423	235	183	400
Other intangible asset amortization	5	4	—	—
Dividends to policyholders	5	2	2	2
Total benefits, losses and expenses	1,168	754	735	1,856
Income before income taxes	403	468	101	376
Income tax expense	44	59	7	422
Net income (loss)	$359	$409	$94	$(46)
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company		Predecessor Company
(In millions)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Net income (loss)	$359	$409	$94	$(46)
Other comprehensive income (loss):
Change in net unrealized gain on securities	890	(173)	(430)	329
Change in net gain on cash-flow hedging instruments	—	—	(18)	(28)
Change in foreign currency translation adjustments	(2)	2	1	—
OCI, net of tax	888	(171)	(447)	301
Comprehensive income (loss)	$1,247	$238	$(353)	$255
 See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except for share data)	2019	2018
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost: December 31, 2019 - $13,020; December 31, 2018 - $14,035)	$13,988	$13,839
Fixed maturities, at fair value using the fair value option ("FVO")	6	12
Equity securities, at fair value	45	116
Mortgage loans (net of valuation allowances: December 31, 2019 - $0; December 31, 2018 - $5)	2,241	2,100
Policy loans, at outstanding balance	1,467	1,441
Limited partnerships and other alternative investments	939	894
Other investments	34	201
Short-term investments	550	844
Total investments	19,270	19,447
Cash	128	221
Premiums receivable and agents’ balances, net	12	12
Reinsurance recoverables	28,824	29,564
Value of business acquired	696	716
Deferred income taxes, net	681	969
Other intangible assets	46	51
Other assets	481	352
Separate account assets	104,575	98,814
Total assets	$154,713	$150,146
Liabilities
Reserve for future policy benefits	$18,465	$18,323
Other policyholder funds and benefits payable	27,161	28,584
Other liabilities	1,960	2,420
Separate account liabilities	104,575	98,814
Total liabilities	152,161	148,141
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive income (loss), net of tax	717	(171)
Retained earnings	68	409
Total stockholder’s equity	2,552	2,005
Total liabilities and stockholder’s equity	$154,713	$150,146
See Notes to Consolidated Financial Statements.

For the Year Ended December 31, 2019 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—		359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)
Balance, end of period	$6	$1,761	$717	$68	$2,552

June 1, 2018 to December 31, 2018 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive loss	—	—	(171)	—	(171)
Balance, end of period	$6	$1,761	$(171)	$409	$2,005

January 1, 2018 to May 31, 2018 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810

For the Year Ended December 31, 2017 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$4,935	$722	$2,158	$7,821
Net loss	—	—	—	(46)	(46)
Total other comprehensive income	—	—	301	—	301
Capital contributions to parent	—	(1,396)	—	—	(1,396)
Balance, end of period	$6	$3,539	$1,023	$2,112	$6,680
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	Successor Company		Predecessor Company
(In millions)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Operating Activities
Net income (loss)	$359	$409	$94	$(46)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities
Net realized capital (gains) losses	275	(142)	107	60
Amortization of deferred reinsurance gain	(59)	(38)	—	—
Amortization of DAC and VOBA	(25)	98	16	48
Additions to DAC and VOBA	—	—	(1)	(2)
Depreciation and (accretion) amortization	51	31	(1)	31
Other operating activities, net	205	63	131	143
Change in assets and liabilities:
(Increase) decrease in reinsurance recoverables	(272)	(990)	(2)	4
(Increase) decrease in accrued and deferred income taxes	51	29	274	(5)
Impact of tax reform on accrued and deferred income taxes	—	—	—	396
Increase (decrease) in reserve for future policy benefits and unearned premiums	141	(503)	45	387
Net changes in other assets and other liabilities	(169)	302	(60)	(219)
Net cash provided by (used for) operating activities	557	(741)	603	797
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	3,498	3,303	4,397	10,315
Fixed maturities, fair value option	6	15	5	50
Equity securities, available-for-sale	—	—	—	203
Equity securities, at fair value	213	68	49	—
Mortgage loans	257	101	116	396
Partnerships	134	83	188	113
Payments for the purchase of:
Fixed maturities, available-for-sale	(2,589)	(3,024)	(2,447)	(8,713)
Equity securities, available-for-sale	—	—	—	(199)
Equity securities, at fair value	(5)	(10)	(25)	—
Mortgage loans	(413)	(323)	(86)	(469)
Partnerships	(156)	(97)	(80)	(235)
Net proceeds from (payments for) repurchase agreements program	19	(22)	—	—
Net payments for derivatives	(272)	(303)	(200)	(283)
Net increase (decrease) in policy loans	(26)	18	(26)	12
Net sales of (additions to) property and equipment	—	—	44	(18)
Net proceeds from (payments for) short-term investments	288	1,770	(1,494)	251
Other investing activities, net	2	1	22	43
Net cash provided by investing activities	956	1,580	463	1,466
Financing Activities
Deposits and other additions to investment and universal life-type contracts	2,168	1,959	1,782	4,549
Withdrawals and other deductions from investment and universal life-type contracts	(11,074)	(10,173)	(9,206)	(13,749)
Net transfers from separate accounts related to investment and universal life-type contracts	8,202	7,360	6,999	7,969
Net increase (decrease) in securities loaned or sold under agreements to repurchase	(204)	(11)	(406)	360
Dividends paid	(700)	—	—	—
Return of capital to parent	—	—	(517)	(1,396)
Net repayments at maturity or settlement of consumer notes	—	—	(8)	(13)
Net cash used by financing activities	(1,608)	(865)	(1,356)	(2,280)
Foreign exchange rate effect on cash	2	—	—	—
Net decrease in cash	(93)	(26)	(290)	(17)
Cash — beginning of year	221	247	537	554
Cash — end of year	$128	$221	$247	$537

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

Supplemental Disclosure of Cash Flow Information
Income tax received	$25	$17	$271	$57
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, “TL,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation ("TLI"). Hopmeadow Holdings LP (“Hopmeadow Holdings", or "HHLP ”) is the ultimate parent of the Company.
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On May 31, 2018 the Company's indirect parent, Hartford Holding, Inc. ("HHI") completed the sale of the Company's parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group ("Global Atlantic"), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. ("The Hartford") or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP ("Talcott Resolution Sale Transaction").
In conjunction with the sale, the Company entered into a transition services agreement with The Hartford for a period up to three years to provide general ledger, cash management, and information technology infrastructure services. Many of the transition services have been exited with the exception of the information technology infrastructure services. In March, 2019, a five year administrative services agreement was entered into for investment accounting services which replaced the services previously provided under the transition services agreement.
HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply "pushdown" accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI are identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.
On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts ("Commonwealth Annuity Reinsurance Agreement") to Commonwealth Annuity and Life Insurance Company ("Commonwealth"), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Resolution Sale Transaction, and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain net of amortization of $933 is recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance agreement and will be amortized over the life of the underlying policies reinsured.
Consolidation
The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on mortgage loans; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Pushdown Accounting (Successor Company)
The table below shows the main balance sheet line items impacted in pushdown accounting as of the date of the Talcott Resolution Sale Transaction.

Cash and invested assets	$27,038
VOBA	805
Deferred income taxes	998
Intangible assets	55
Reinsurance recoverable and other assets	22,615
Separate account assets	110,773
Total assets	162,284

Reserves for future policy benefits	18,057
Other policyholder funds and benefits payable	29,560
Other liabilities	2,127
Separate account liabilities	110,773
Total liabilities	160,517

Equity	1,767
Total liabilities and stockholder's equity	$162,284
Intangible Assets
Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizing intangible assets primarily consist of internally developed software amortized over a period not to exceed five years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company's impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of the indefinitely lived intangibles is less than the carrying value.
Investments
In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid in capital at the acquisition date.
Value of Business Acquired/Additional Reserves
In conjunction with the acquisition of TLI, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company's insurance and investment contracts as of the date of the transaction.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company's insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. Consistent with the acquisition being recorded at fair value, deferred acquisition costs which do not represent future cash flows are eliminated in pushdown accounting. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as additional insurance liability in Reserves for future policy benefits and Other policyholder funds and benefits payable. The additional liability is amortized to income over the policy or other relevant time period.
Adoption of New Accounting Standards
Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings
In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income ("AOCI") resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP, the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.
Financial Instruments - Recognition and Measurement
On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale ("AFS"), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.
Revenue Recognition
On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.
Revenue from customers for other than insurance and investment contracts was $84 for the year ended December 31, 2019 (Successor Company), $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $58 for the year ended December 31, 2017 (Predecessor Company). The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Hedging Activities
The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company had no derivative instruments that qualify for hedge accounting, therefore there was no impact on the Company's financial statements upon adoption.
Changes to the Disclosure Requirements for Fair Value Measurement
On August 28, 2018 the FASB issued Accounting Standards Update ("ASU") 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. As permitted by the guidance, the Company early adopted amendments in this guidance effective December 31, 2019. The adoption of ASU 2018-13 did not have a material impact on the Company's consolidated financial statements.
Future Adoption of New Accounting Standards
Financial Instruments - Credit Losses
In June 2016 the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which updated guidance for recognition and measurement of credit losses on certain financial instruments, including reinsurance recoverables. Since its release, certain targeted improvements and transition relief amendments have been made to ASU 2016-13 and have been published in ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, and ASU 2019-11. Collectively, the new guidance is effective for the Company on January 1, 2020. This guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and receivables. The measurement of the expected credit loss estimate will be based on historical loss data, current conditions, and reasonable and supportable forecasts. Credit losses on fixed maturities available-for-sale carried at fair value will continue to be measured similar to previous guidance for other-than-temporary impairments ("OTTI"); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. The Company will adopt the updated guidance January 1, 2020 on a modified retrospective basis, through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for financial instruments carried at other than fair value. For fixed maturities available-for-sale, this guidance will be applied prospectively. While the Company is in the process of finalizing the effect on its consolidated financial statements, we currently estimate the cumulative impact of the adoption will not materially impact the Company's financial position or results of operations.
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, "locked in" at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument's credit risk, which are required to be recognized in OCI. Additionally, this ASU requires new disclosures including liability rollforwards and information about significant inputs, judgments, assumptions, and methods used in the measurement.
This ASU, as amended, is effective January 1, 2022 with early adoption permitted. The Company has started its implementation efforts and is currently reviewing its policies, processes, and applicable systems to assess the impact this standard will have on its operations and financial results. While it is not possible to reasonably estimate the expected impact of adoption at this time, given the nature and extent of the required changes to a significant portion of the Company’s operations, adoption is expected to have a material impact on our consolidated financial statements and related disclosures. This guidance represents a significant change from existing GAAP; however, it does not change the underlying economics of the business or its related cash flows. The Company has not yet determined the timing of its adoption.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and is comprised of annuity, institutional and private-placement life insurance businesses. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder's equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs (Predecessor Company), VOBA (Successor Company) and reserve adjustments. Effective January 1, 2018, equity securities are now measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities, FVO, equity securities and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the year ended December 31, 2019, (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company).
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•	to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•	to manage liquidity;

•	to control transaction costs;

•	to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. For periods prior to 2019, hedge ineffectiveness was recorded immediately in current period earnings as net realized capital gains and losses. With the January 1, 2019 adoption of the updated FASB hedging guidance, ineffectiveness is recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains and losses remain in AOCI. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance
The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the Talcott Resolution Sale Transaction being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.
VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly.
For universal life-type contracts (including variable annuities), the DAC asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

The Company determines EGPs using a set of stochastic reversion to mean ("RTM") separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.
In the fourth quarter of 2019, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA (successor), death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA (successor) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses on the Company’s Consolidated Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.
The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.
Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item on the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1	Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3
Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$295	$—	$282	$13
Collateralized loan obligations ("CLOs")	1,150	—	1,092	58
Commercial mortgage-backed securities ("CMBS")	1,391	—	1,354	37
Corporate	8,121	—	7,734	387
Foreign government/government agencies	409	—	409	—
Municipal	761	—	761	—
Residential mortgage-backed securities ("RMBS")	868	—	621	247
U.S. Treasuries	993	—	993	—
Total fixed maturities	13,988	—	13,246	742
Fixed maturities, FVO	6	—	6	—
Equity securities, at fair value	45	11	1	33
Derivative assets
GMWB hedging instruments	23	—	—	23
Macro hedge program	49	—	—	49
Total derivative assets [1]	72	—	—	72
Short-term investments	550	330	214	6
Reinsurance recoverable for GMWB	17	—	—	17
Separate account assets [2]	101,698	63,850	37,825	23
Total assets accounted for at fair value on a recurring basis	$116,376	$64,191	$51,292	$893
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$5	$—	$—	$5
Total other policyholder funds and benefits payable	5	—	—	5
Derivative liabilities
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	(7)	—	(7)	—
Interest rate derivatives	(39)	—	(37)	(2)
GMWB hedging instruments	50	—	35	15
Macro hedge program	(163)	—	(1)	(162)
Total derivative liabilities [3]	(160)	—	(11)	(149)
Modified coinsurance reinsurance contracts	(43)	—	(43)	—
Total liabilities accounted for at fair value on a recurring basis	$(198)	$—	$(54)	$(144)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$516	$—	$514	$2
Collateralized loan obligations ("CLOs")	963	—	886	77
Commercial mortgage-backed securities ("CMBS")	1,407	—	1,366	41
Corporate	7,678	—	7,351	327
Foreign government/government agencies	377	—	377	—
Municipal	734	—	734	—
Residential mortgage-backed securities ("RMBS")	1,033	—	590	443
U.S. Treasuries	1,131	322	809	—
Total fixed maturities	13,839	322	12,627	890
Fixed maturities, FVO	12	—	12	—
Equity securities, at fair value	116	54	16	46
Derivative assets
Interest rate derivatives	36	—	36	—
GMWB hedging instruments	44	—	8	36
Macro hedge program	132	—	—	132
Total derivative assets [1]	212	—	44	168
Short-term investments	844	464	380	—
Reinsurance recoverable for GMWB	40	—	—	40
Modified coinsurance reinsurance contracts	12	—	12	—
Separate account assets [2]	94,724	59,361	35,323	40
Total assets accounted for at fair value on a recurring basis	$109,799	$60,201	$48,414	$1,184
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(80)	$—	$—	$(80)
Total other policyholder funds and benefits payable	(80)	—	—	(80)
Derivative liabilities
Credit derivatives	2	—	2	—
Foreign exchange derivatives	(91)	—	(91)	—
Interest rate derivatives	(137)	—	(110)	(27)
GMWB hedging instruments	27	—	18	9
Macro hedge program	115	—	—	115
Total derivative liabilities [3]	(84)	—	(181)	97
Total liabilities accounted for at fair value on a recurring basis	$(164)	$—	$(181)	$17

[1]
Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.

[2]
Approximately $2.4 billion and $3.6 billion of investment sales receivable, as of December 31, 2019 and 2018 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $461 and $468 of investments, as of December 31, 2019 and 2018 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[3]
Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:

•	Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•
Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•
Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•
Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and over the counter ("OTC") cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:
• Estimate of future principal prepayments, derived from the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements
• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2019 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$58	Discounted cash flows	Spread	113bps	246bps	243bps	Decrease
CMBS [3]	37	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,832bps	266bps	Decrease
Corporate [4]	309	Discounted cash flows	Spread	93bps	823bps	236bps	Decrease
RMBS [3]	247	Discounted cash flows	Spread [6]	5bps	233bps	82bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	5%	3%	Decrease
			Loss severity [6]	—%	100%	70%	Decrease
As of December 31, 2018 (Successor Company)
Assets accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS [3]	$1	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	278bps	Decrease
Corporate [4]	144	Discounted cash flows	Spread	145bps	1,145bps	400bps	Decrease
RMBS [3]	426	Discounted cash flows	Spread [6]	31bps	346bps	92bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	8%	3%	Decrease
			Loss severity [6]	—%	100%	58%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]	Excludes securities for which the Company bases fair value on broker quotations.

[4]
Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]	Decrease for above market rate coupons and increase for below market rate coupons.

[6]
Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2019 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(2)	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
GMWB hedging instruments
Customized swaps	35	Discounted cash flows	Equity volatility	11%	23%	17%	Increase
Interest rate swaption	3	Option model	Interest rate volatility	2%	2%	2%	Increase
Macro hedge program [3]
Equity options	(111)	Option model	Equity volatility	11%	35%	22%	Increase
Interest rate swaption	(3)	Option model	Interest rate volatility	2%	2%	2%	Increase
As of December 31, 2018 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(27)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	—%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	22%	22%	—%	Increase
Equity options	(1)	Option model	Equity volatility	30%	32%	—%	Increase
Customized swaps	71	Discounted cash flows	Equity volatility	18%	30%	—%	Increase
Interest rate swaption	1	Option model	Interest rate volatility	3%	3%	—%	Increase
Macro hedge program [3]
Equity options	250	Option model	Equity volatility	17%	30%	—%	Increase

[1]	The weighted average is determined based on the fair value of the securities.

[2]
Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[3]	Excludes derivatives for which the Company bases fair value on broker quotations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives
The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives
The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative
The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques
Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Claim Payments
The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels

• Market implied equity volatility assumptions
• Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	19%	100%	69%	Increase
Withdrawal Rates [3]	—%	7%	6%	Increase
Lapse Rates [4]	—%	61%	6%	Decrease [8]
Reset Elections [5]	—%	100%	11%	Increase
Equity Volatility [6]	10%	25%	19%	Increase
Credit standing adjustment [7]	0.07%	0.26%	0.17%	Decrease
As of December 31, 2018 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	15%	100%	—%	Increase
Withdrawal Rates [3]	—%	8%	—%	Increase
Lapse Rates [4]	1%	40%	—%	Decrease [8]
Reset Elections [5]	20%	45%	—%	Increase
Equity Volatility [6]	17%	30%	—%	Increase
Credit standing adjustment [7]	0.04%	0.28%	—%	Decrease

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

[7]	Range represents Company credit spreads, adjusted for market recoverability.

[8]	The impact may be an increase for some contracts, particularly those with out of the money guarantees.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 49% and 51% were subject to significant liquidation restrictions as of December 31, 2019 (Successor Company) and December 31, 2018 (Successor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2019 and 2018 (Successor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2019 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2019
Assets
Fixed maturities, AFS
ABS	$2	$—	$—	$13	$—	$—	$—	$(2)	$13
CLOs	77	—	—	155	(91)	(5)	—	(78)	58
CMBS	41	—	2	53	(1)	—	—	(58)	37
Corporate	327	(3)	16	41	(15)	(106)	138	(11)	387
RMBS	443	—	1	—	(75)	(105)	—	(17)	247
Total fixed maturities, AFS	890	(3)	19	262	(182)	(216)	138	(166)	742
Equity securities, at fair value	46	(4)	—	2	(1)	(10)	—	—	33
Freestanding derivatives
Equity	—	(1)	—	1	—	—	—	—	—
GMWB hedging instruments	45	(35)	—	—	28	—	—	—	38
Total freestanding derivatives [5]	45	(36)	—	1	28	—	—	—	38
Reinsurance recoverable for GMWB	40	(34)	—	—	11	—	—	—	17
Separate accounts	40	—	—	82	—	(14)	12	(97)	23
Short-term investments	—	—	—	6	—	—	—	—	6
Total assets	$1,061	$(77)	$19	$353	$(144)	$(240)	$150	$(263)	$859
(Liabilities)
Freestanding derivatives
Interest rate	(27)	(6)	—	—	31	—	—	—	(2)
Macro hedge program	247	(359)	—	(1)	—	—	—	—	(113)
Total freestanding derivatives [5]	220	(365)	—	(1)	31	—	—	—	(115)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(80)	134	—	—	(49)	—	—	—	5
Total other policyholder funds and benefits payable	(80)	134	—	—	(49)	—	—	—	5
Total liabilities	$140	$(231)	$—	$(1)	$(18)	$—	$—	$—	$(110)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of June 1, 2018 to December 31, 2018 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of June 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2018
Assets
Fixed maturities, AFS
ABS	$12	$—	$—	$20	$(1)	$(4)	$1	$(26)	$2
CLOs	65	—	(1)	142	(3)	(7)	—	(119)	77
CMBS	17	—	—	42	(1)	(1)	—	(16)	41
Corporate	451	(6)	(7)	17	(2)	(33)	6	(99)	327
Municipal	24	—	—	—	—	(12)	—	(12)	—
RMBS	617	—	(1)	38	(71)	(117)	—	(23)	443
Total fixed maturities, AFS	1,186	(6)	(9)	259	(78)	(174)	7	(295)	890
Equity securities, at fair value	42	1	—	4	—	(1)	—	—	46
Freestanding derivatives
Interest rate	(27)	—	—	—	—	—	—	—	(27)
GMWB hedging instruments	17	28	—	—	—	—	—	—	45
Macro hedge program	(5)	156	—	41	55	—	—	—	247
Total freestanding derivatives [5]	(15)	184	—	41	55	—	—	—	265
Reinsurance recoverable for GMWB	22	10	—	—	8	—	—	—	40
Separate accounts	55	—	—	45	—	(7)	6	(59)	40
Total assets	$1,290	$189	$(9)	$349	$(15)	$(182)	$13	$(354)	$1,281
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(21)	(25)	—	—	(34)	—	—	—	(80)
Total other policyholder funds and benefits payable	(21)	(25)	—	—	(34)	—	—	—	(80)
Total liabilities	$(21)	$(25)	$—	$—	$(34)	$—	$—	$—	$(80)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of May 31, 2018
Assets
Fixed maturities, AFS
ABS	$13	$—	$—	$6	$(1)	$—	$1	$(7)	$12
CLOs	73	—	—	5	—	(3)	—	(10)	65
CMBS	26	—	—	7	(1)	(15)	—	—	17
Corporate	443	2	(23)	47	(16)	(46)	64	(20)	451
Foreign govt./govt. agencies	1	—	—	—	(1)	—	—	—	—
Municipal	38	—	(1)	—	—	—	—	(13)	24
RMBS	692	—	(3)	35	(78)	(24)	—	(5)	617
Total fixed maturities, AFS	1,286	2	(27)	100	(97)	(88)	65	(55)	1,186
Equity securities, at fair value	46	10	—	—	—	(14)	—	—	42
Freestanding derivatives
Interest rate	(29)	2	—	—	—	—	—	—	(27)
GMWB hedging instruments	34	(15)	—	—	—	(2)	—	—	17
Macro hedge program	23	(28)	—	—	—	—	—	—	(5)
Total freestanding derivatives [5]	28	(41)	—	—	—	(2)	—	—	(15)
Reinsurance recoverable for GMWB	36	(19)	—	—	5	—	—	—	22
Separate accounts	185	—	—	34	—	(164)	22	(22)	55
Total assets	$1,581	$(48)	$(27)	$134	$(92)	$(268)	$87	$(77)	$1,290
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(75)	82	—	—	(28)	—	—	—	(21)
Total other policyholder funds and benefits payable	(75)	82	—	—	(28)	—	—	—	(21)
Total liabilities	$(75)	$82	$—	$—	$(28)	$—	$—	$—	$(21)

[1]
The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[3]	All amounts are before income taxes and amortization.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
Assets
Fixed maturities, AFS
Corporate	$(4)	$(6)	$2
Total fixed maturities, AFS	(4)	(6)	2
Equity securities, at fair value	(2)	—	—
Freestanding derivatives
Equity	(1)	—	—
Interest rate	(6)	1	(5)
GMWB hedging instruments	(35)	28	(17)
Macro hedge program	(359)	252	(26)
Total freestanding derivatives	(401)	281	(48)
Reinsurance recoverable for GMWB	(34)	10	(19)
Total assets	$(441)	$285	$(65)
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	$134	$(25)	$82
Total other policyholder funds and benefits payable	134	(25)	82
Total liabilities	$134	$(25)	$82

[1]
All amounts presented are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[2]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

Changes in Unrealized Gains (Losses) included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]
Successor Company
For the Year Ended December 31, 2019
Assets
Fixed maturities, AFS
CMBS	1
Corporate	17
RMBS	1
Total fixed maturities, AFS	19
Total assets	$19

[1]	Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on securities on the Consolidated Statements of Comprehensive Income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Option
The Company has elected the fair value option for certain RMBS that contain embedded credit derivatives with underlying credit. These securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets and changes in the fair value of these securities are reported in net realized capital gains and losses.
As of December 31, 2019 and 2018 (Successor Company), the fair value of assets and liabilities using the fair value option was $6 and $12, respectively, within the residential real estate sector.
For the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), there were no realized capital gains (losses) related to the fair value of assets using the fair value option. For the year ended December 31, 2017 (Predecessor Company), the income earned from FVO securities and the changes recorded in net realized capital gains (losses) were $1, related to equity securities.

Financial Assets and Liabilities Not Carried at Fair Value (Successor Company)
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		December 31, 2019		December 31, 2018
Assets
Policy loans	Level 3	$1,467	$1,467	$1,441	$1,441
Mortgage loans	Level 3	$2,241	$2,331	$2,100	$2,125
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,049	$5,912	$6,186	$5,888
Assumed investment contracts [2]	Level 3	$1	$1	$185	$185

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Included in other liabilities on the Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Fixed maturities [1]	$586	$343	$395	$995
Equity securities	6	9	4	9
Mortgage loans	92	49	54	124
Policy loans	84	48	32	79
Limited partnerships and other alternative investments	161	67	41	75
Other investments [2]	19	11	13	54
Investment expenses	(24)	(18)	(19)	(55)
Total net investment income	$924	$509	$520	$1,281

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Gross gains on sales	$67	$12	$49	$226
Gross losses on sales	(18)	(38)	(112)	(58)
Equity securities [1]	2	(21)	2	—
Net other-than-temporary impairment ("OTTI") losses recognized in earnings	(4)	(7)	—	(14)
Valuation allowances on mortgage loans	—	(5)	—	2
Results of variable annuity hedge program
GMWB derivatives, net	53	12	12	48
Macro hedge program	(418)	153	(36)	(260)
Total results of variable annuity hedge program	(365)	165	(24)	(212)
Transactional foreign currency revaluation	(4)	9	(6)	(1)
Non-qualifying foreign currency derivatives	(4)	(10)	7	(5)
Other, net [2]	51	37	(23)	2
Net realized capital gains (losses)	$(275)	$142	$(107)	$(60)

[1]	Effective January 1, 2018, with adoption of new accounting standards for equity securities, include all changes in fair value and trading gains and losses for equity securities at fair value.
[2] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $54 for the year ended December 31, 2019 (Successor Company), $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and $0 for the year ended December 31, 2017 (Predecessor Company).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Sales of AFS Securities
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Fixed maturities, AFS
Sale proceeds	$2,541	$2,523	$3,523	$7,979
Gross gains	67	12	45	211
Gross losses	(16)	(37)	(47)	(56)
Equity securities, AFS
Sale proceeds				$203
Gross gains				13
Gross losses				(1)
Sales of AFS securities in 2019 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.
The net unrealized gain (loss) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 (Successor Company), was $(2) for the year ended December 31, 2019 (Successor Company), $(14) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(3) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). Prior to January 1, 2018, changes in net unrealized gains (losses) were included in AOCI.
Recognition and Presentation of Other-Than-Temporary Impairments
The Company will record an OTTI for fixed maturities if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.
The Company will also record an OTTI for those fixed maturities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.
The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ("LTV") ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.
Prior to January 1, 2018, the Company recorded an OTTI for certain equity securities with debt-like characteristics if the Company intended to sell or it was more likely than not that the Company was required to sell the security before a recovery in value as well as for those equity securities for which the Company did not expect to recover the entire amortized cost

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

basis. The Company also recorded an OTTI for equity securities where the decline in the fair value was deemed to be other-than-temporary. For further discussion of these policies, see Recognition and Presentation of Other-Than-Temporary Impairments within Note 3 - Investments of Notes to Consolidated Financial Statements included in the Company’s 2017 Form 10-K Annual Report (Predecessor Company).

Impairments in Earnings by Type
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Intent-to-sell impairments	$—	$1	$—	$—
Credit impairments	4	6	—	$14
Impairments on equity securities	—	—	—	—
Total impairments	$4	$7	$—	$14

Cumulative Credit Impairments
	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Balance as of beginning of period	$(6)	$—	$(88)	$(170)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	$(4)	(6)	—	(1)
Securities previously impaired	—	—	—	(13)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	$6	—	17	82
Securities due to an increase in expected cash flows	—	—	1	14
Balance as of end of period	$(4)	$(6)	$(70)	$(88)

[1]	These additions are included in the net OTTI losses recognized in earnings on the Consolidated Statements of Operations.
Available-for-Sale Securities

AFS Securities by Type
	Successor Company
	December 31, 2019					December 31, 2018
	Cost or Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [2]	Cost or Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [2]
ABS	$291	$4	$—	$295	$—	$514	$2	$—	$516	$—
CLOs	1,150	6	(6)	1,150	—	971	5	(13)	963	—
CMBS	1,331	65	(3)	1,391	—	1,409	8	(7)	1,407	—
Corporate	7,403	696	(7)	8,121	—	7,860	19	(236)	7,678	(1)
Foreign govt./govt. agencies	382	30	(1)	409	—	383	3	(6)	377	—
Municipal	705	56	—	761	—	738	5	(10)	734	—
RMBS	853	16	(1)	868	—	1,034	3	(4)	1,033	—
U.S. Treasuries	905	88	—	993	—	1,126	8	(3)	1,131	—
Total fixed maturities, AFS	$13,020	$961	$(18)	$13,988	$—	$14,035	$53	$(279)	$13,839	$(1)

[1]
The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

[2]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2019 and 2018 (Successor Company).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company
	December 31, 2019		December 31, 2018
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$295	$300	$481	$479
Over one year through five years	1,260	1,297	1,508	1,501
Over five years through ten years	1,824	1,951	1,807	1,783
Over ten years	6,016	6,736	6,311	6,157
Subtotal	9,395	10,284	10,107	9,920
Mortgage-backed and asset-backed securities	3,625	3,704	3,928	3,919
Total fixed maturities, AFS	$13,020	$13,988	$14,035	$13,839
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2019 or 2018 (Successor Company). As of December 31, 2019 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, Walt Disney Company, and the Microsoft Corporation, which each comprised less than 1% of total invested assets. As of December 31, 2018 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were CVS Health Corporation, Microsoft Corporation, and HSBC Holdings PLC, which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2019 (Successor Company), were utilities, CMBS, and financial services which comprised approximately 7%, 7% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2018 (Successor Company) were utilities, financial services, and CMBS which comprised approximately 8%, 7%, and 7%, respectively, of total invested assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2019
Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses
ABS	$51	$51	$—	$14	$14	$—	$65	$65	$—
CLOs	189	188	(1)	647	642	(5)	836	830	(6)
CMBS	95	93	(2)	10	9	(1)	105	102	(3)
Corporate	147	144	(3)	180	176	(4)	327	320	(7)
Foreign govt./govt. agencies	5	5	—	31	30	(1)	36	35	(1)
Municipal	51	51	—	—	—	—	51	51	—
RMBS	80	80	—	88	87	(1)	168	167	(1)
U.S. Treasuries	13	13	—	—	—	—	13	13	—
Total fixed maturities, AFS in an unrealized loss position	$631	$625	$(6)	$970	$958	$(12)	$1,601	$1,583	$(18)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2018
Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses
ABS	$179	$179	$—	$—	$—	$—	$179	$179	$—
CLOs	887	874	(13)	—	—	—	887	874	(13)
CMBS	762	754	(7)	—	—	—	762	754	(7)
Corporate	6,748	6,549	(236)	—	—	—	6,748	6,549	(236)
Foreign govt./govt. agencies	218	212	(6)	—	—	—	218	212	(6)
Municipal	490	480	(10)	—	—	—	490	480	(10)
RMBS	727	723	(4)	—	—	—	727	723	(4)
U.S. Treasuries	619	616	(3)	—	—	—	619	616	(3)
Total fixed maturities, AFS in an unrealized loss position	$10,630	$10,387	$(279)	$—	$—	$—	$10,630	$10,387	$(279)

[1]
The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

As of December 31, 2019 (Successor Company), AFS securities in an unrealized loss position consisted of 356 securities, primarily in the corporate and CLO sectors, which were depressed primarily due widening of credit spreads since the securities were purchased. As of December 31, 2019 (Successor Company), 98% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2019 was primarily attributable to lower interest rates and tighter credit spreads. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.
Mortgage Loans
Mortgage Loan Valuation Allowances
Mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan's estimated value is most frequently the Company's share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The Company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.
As of December 31, 2019 (Successor Company), commercial mortgage loans had an amortized cost and carrying value of $2.2 billion, with no valuation allowance. As of December 31, 2018 (Successor Company), commercial mortgage loans had an amortized cost and carrying value of $2.1 billion, with a valuation allowance of $(5). Amortized cost represents carrying value prior to valuation allowances, if any.
As of December 31, 2019 (Successor Company) there were no mortgage loans that had a valuation allowance. As of December 31, 2018 (Successor Company), the carrying value of mortgage loans that had a valuation allowance was $23. There were no mortgage loans held-for-sale as of December 31, 2019 or December 31, 2018 (Successor Company). As of December 31, 2019 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Balance as of January 1	$(5)	$—	$—	$(19)
Reversals/(Additions)	—	(6)	—	(1)
Deductions	5	1	—	20
Balance as of December 31	$—	$(5)	$—	$—
The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 51% as of December 31, 2019 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 62%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. As of December 31, 2019 and 2018 (Successor Company), the Company held no delinquent commercial mortgages loan past due by 90 days or more.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Commercial Mortgage Loans Credit Quality
	Successor Company
	December 31, 2019		December 31, 2018
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
65% - 80%	269	1.74x	340	1.78x
Less than 65%	1,972	2.44x	1,760	2.48x
Total mortgage loans	$2,241	2.36x	$2,100	2.36x

Mortgage Loans by Region
	Successor Company
	December 31, 2019		December 31, 2018
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$67	3.0%	$56	2.7%
East South Central	19	0.9%	19	0.9%
Middle Atlantic	204	9.1%	131	6.2%
Mountain	75	3.3%	51	2.4%
New England	85	3.8%	79	3.7%
Pacific	646	28.8%	684	32.6%
South Atlantic	510	22.8%	457	21.8%
West South Central	209	9.3%	226	10.8%
Other [1]	426	19.0%	397	18.9%
Total mortgage loans	$2,241	100%	$2,100	100%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2019		December 31, 2018
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$603	26.9%	$580	27.6%
Lodging	24	1.1%	24	1.1%
Multifamily	576	25.7%	518	24.7%
Office	471	21.0%	478	22.8%
Retail	398	17.8%	286	13.6%
Single Family	120	5.3%	86	4.1%
Other	49	2.2%	128	6.1%
Total mortgage loans	$2,241	100%	$2,100	100%
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities ("VIEs") primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2019 and 2018 (Successor Company), the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2019 and 2018 (Successor Company) is limited to the total carrying value of $914 and $849, respectively, which are included in limited partnerships and other alternative investments on the Company's Consolidated Balance Sheets. As of December 31, 2019 and 2018 (Successor Company), the Company had outstanding commitments totaling $474 and $474, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Securities Lending, Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.
Securities Lending
Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Consolidated Statements of Operations.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.
From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments on the Company's Consolidated Balance Sheets.

Securities Lending and Repurchase Agreements
	Successor Company
	December 31, 2019	December 31, 2018
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$—	$277
Gross amount of associated liability for collateral received [1]	$—	$284

Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$269	$186
Gross amount of collateral pledged related to repurchase agreements [2]	$273	$190
Gross amount of recognized receivables for reverse repurchase agreements [3]	$10	$25

[1]
Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included on the Consolidated Balance Sheets. Amount includes additional securities collateral received of $0 and $1 which are excluded from the Company's Consolidated Balance Sheets as of December 31, 2019 and 2018 (Successor Company), respectively.

[2]	Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.

[3]	Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2019 and 2018 (Successor Company), the fair value of securities on deposit was $24 and $23, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $161 for the period ended December 31, 2019, $67 for the period June 1, 2018 to December 31, 2018 (Successor Company), $41 for the period January 1, 2018 to May 31, 2018 (Predecessor Company), and $75 for the period ended December 31, 2017 (Predecessor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2019 (Successor Company) is limited to the total carrying value of $939. In addition, the Company has outstanding commitments totaling approximately $476, to fund limited partnership and other alternative investments as of December 31, 2019 (Successor Company). The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2019, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Company invested totaled $140.4 billion and $132.7 billion as of December 31, 2019 and 2018 (Successor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $25.5 billion and $28.6 billion as of December 31, 2019 and 2018 (Successor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $405, $653 and $1.8 billion for the years ended December 31, 2019 (Successor Company), 2018 (Successor Company) and 2017 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $10.2 billion, $8.9 billion, and $8.1 billion for the years ended December 31, 2019 (Successor Company), 2018 (Successor Company) and 2017 (Predecessor Company), respectively. As of, and for the year ended, December 31, 2019 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives

Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions, and Futures
The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of both December 31, 2019 and 2018 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $1.3 billion and $1.5 billion, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Fixed Payout Annuity Hedge
The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.
The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Successor Company
	Notional Amount		Fair Value
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Customized swaps	$3,938	$3,877	$34	$71
Equity swaps, options, and futures	855	776	(2)	(25)
Interest rate swaps and futures	2,189	3,140	41	25
Total	$6,982	$7,793	$73	$71
Macro Hedge Program
The Company utilizes equity swaps, options, and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher GMWB and guaranteed minimum death benefits ("GMDB") claims as well as lower variable annuity fee revenue. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.
Modified Coinsurance Reinsurance Contracts
As of December 31, 2019 and 2018 (Successor Company), the Company had approximately $819 and $798, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section of Note 2 - Fair Value Measurements in Notes to Consolidated Financial Statements.

Successor Company
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018
Cash flow hedges
Foreign currency swaps	$10	$—	$—	$—	$—	$—	$—	$—
Total cash flow hedges	10	—	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,082	3,152	(39)	(101)	11	38	(50)	(139)
Foreign exchange contracts
Foreign currency swaps and forwards	225	225	(7)	(9)	9	7	(16)	(16)
Fixed payout annuity hedge	—	270	—	(82)	—	—	—	(82)
Credit contracts
Credit derivatives that purchase credit protection	40	45	(1)	(1)	—	—	(1)	(1)
Credit derivatives that assume credit risk [1]	—	372	—	3	—	3	—	—
Credit derivatives in offsetting positions	—	43	—	—	—	5	—	(5)
Equity contracts
Equity index swaps and options	2,000	—	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [2]	8,717	9,957	5	(80)	23	—	(18)	(80)
GMWB reinsurance contracts	1,869	2,115	17	40	17	40	—	—
GMWB hedging instruments	6,982	7,793	73	71	89	114	(16)	(43)
Macro hedge program	19,879	10,765	(114)	247	98	288	(212)	(41)
Other
Modified coinsurance reinsurance contracts	819	798	(43)	12	—	12	(43)	—
Total non-qualifying strategies	43,613	35,535	(109)	100	247	507	(356)	(407)
Total cash flow hedges and non-qualifying strategies	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)
Balance Sheet Location
Fixed maturities, available-for-sale	$43	$41	$—	$—	$—	$—	$—	$—
Other investments	5,779	11,000	72	212	83	248	(11)	(36)
Other liabilities	26,396	11,623	(160)	(84)	124	207	(284)	(291)
Reinsurance recoverables	2,688	2,914	(26)	52	17	52	(43)	—
Other policyholder funds and benefits payable	8,717	9,957	5	(80)	23	—	(18)	(80)
Total derivatives	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.
Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
As of December 31, 2018
Other investments	$455	$352	$212	$(109)	$65	$38
Other liabilities	(327)	(147)	(84)	(96)	(178)	(2)

[1]	Included in other invested assets on the Company's Consolidated Balance Sheets.

[2]	Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]	Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]	Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Interest rate swaps	$—	$—	$(17)	$(13)
Foreign currency swaps	—	—	—	4
Total	$—	$—	$(17)	$(9)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Year Ended December 31, 2019		June 1, 2018 to December 31, 2018
	Net Capital Gain/(Loss)	Net Investment Income	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	—	—	—	—
Foreign currency swaps	—	—	—	—
Total	$—	$—	$—	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
	Gain or (Loss) Reclassified from AOCI into Income
	January 1, 2018 to May 31, 2018		For the Year Ended December 31, 2017
	Net Capital Gain/(Loss)	Net Investment Income	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	—	8	(1)	26
Foreign currency swaps	(2)	—	11	—
Total	$(2)	$8	$10	$26
Total Amounts Presented on the Consolidated Statement of Operations	$(107)	$520	$(60)	$1,281
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Variable annuity hedge program
GMWB product derivatives	$134	$(25)	$82	$231
GMWB reinsurance contracts	(13)	1	(25)	(49)
GMWB hedging instruments	(68)	36	(45)	(134)
Macro hedge program	(418)	153	(36)	(260)
Total variable annuity hedge program	(365)	165	(24)	(212)
Foreign exchange contracts
Foreign currency swaps and forwards	—	2	(3)	(9)
Fixed payout annuity hedge	(4)	(15)	10	4
Total foreign exchange contracts	(4)	(13)	7	(5)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	103	23	(40)	4
Credit contracts
Credit derivatives that purchase credit protection	—	—	1	(12)
Credit derivatives that assume credit risk	7	(1)	(3)	18
Equity contracts
Equity index swaps and options	(1)	—	—	3
Other
Modified coinsurance reinsurance contracts	(55)	13	32	(13)
Total other non-qualifying derivatives	54	35	(10)	—
Total [1]	$(315)	$187	$(27)	$(217)

[1]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2019 (Successor Company), the Company did not hold any credit derivatives that assume credit risk.

As of December 31, 2018 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$80	$1	4 years	Corporate Credit/ Foreign Gov.	A	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	202	1	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	80	2	5 years	Corporate Credit	B+	—	—
Investment grade risk exposure	12	(1)	5 years	CMBS Credit	A-	2	—
Below investment grade risk exposure	19	(5)	Less than 1 Year	CMBS Credit	B-	19	5
Total [5]	$393	$(2)				$21	$5

[1]
The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2019 and 2018 (Successor Company), the Company pledged cash collateral with a fair value of $10 and $2, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2019 and 2018 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $214 and $191, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties generally have the right to sell or re-pledge these securities. In addition, as of December 31, 2019 and 2018 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $165 and $85, respectively.
As of December 31, 2019 and 2018 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $188 and $402, respectively, which was invested and recorded on the Consolidated Balance

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2019 and 2018 (Successor Company) with a fair value of $9 and $76, respectively, all of which the Company has the right to sell or repledge. As of December 31, 2019 (Successor Company), the Company has not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables
	Successor Company
	As of December 31, 2019	As of December 31, 2018
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,534	$19,354
Commonwealth	8,147	8,969
Other reinsurers	1,143	1,241
Gross reinsurance recoverables	$28,824	$29,564
As of December 31, 2019 (Successor Company), the Company has reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual") and Prudential Financial, Inc. ("Prudential") of approximately $8.1 billion, $8.0 billion and $11.5 billion, respectively. As of December 31, 2018 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $9.0 billion, $8.1 billion and $11.3 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.
No allowance for uncollectible reinsurance is required as of December 31, 2019 (Successor Company) and December 31, 2018 (Successor Company). The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. Although management has determined that no allowance is required at this time, the Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers.

Insurance Revenues
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Gross earned premiums, fee income and other	$2,375	$1,439	$1,059	$2,434
Reinsurance assumed	115	66	48	116
Reinsurance ceded	(1,627)	(972)	(684)	(1,539)
Net earned premiums, fee income and other	$863	$533	$423	$1,011
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1.4 billion for the years ended December 31, 2019 (Successor Company), $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $1.2 billion for the year ended December 31, 2017 (Predecessor Company), respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Balance, beginning of period	$—	$—	$405	$463
Deferred costs	—	—	1	2
Amortization — DAC	—	—	(13)	(51)
Amortization — Unlock benefit (charge), pre-tax	—	—	(3)	3
Adjustments to unrealized gains and losses on securities AFS and other	—	—	31	(12)
Balance, end of period	$—	$—	$421	$405

[1]
Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Balance, beginning of period	$716	$805	$—	$—
Amortization — VOBA [2]	25	(80)	—	—
Amortization — Unlock benefit (charge), pre-tax	—	(19)	—	—
Adjustments to unrealized gains and losses on securities AFS and other	(45)	10	—	—
Balance, end of period	$696	$716	$—	$—

[1]
Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

[2] Macro hedge losses more than offset actual gross profits ("AGPs"), generating negative amortization.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2020	$42
2021	$52
2022	$45
2023	$41
2024	$37

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2019	$462	$3,276	$14,585	$18,323
Incurred [3]	78	419	566	1,063
Paid	(90)	(4)	(827)	(921)
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Reinsurance recoverable asset as of January 1, 2019	$284	$3,276	$4,972	$8,532
Incurred [3]	57	419	163	639
Paid	(72)	(4)	(292)	(368)
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803

Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of June 1, 2018 [4]	$471	$3,057	$14,529	$18,057
Incurred [3]	48	250	566	864
Paid	(57)	(31)	(510)	(598)
Liability balance as of December 31, 2018	$462	$3,276	$14,585	$18,323
Reinsurance recoverable asset as of June 1, 2018 [4]	$294	$3,057	$1,964	$5,315
Incurred [3]	36	250	3,192	3,478
Paid	(46)	(31)	(184)	(261)
Reinsurance recoverable asset as of December 31, 2018	$284	$3,276	$4,972	$8,532

Predecessor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2018	$873	$2,940	$10,669	$14,482
Incurred [3]	56	117	229	402
Paid	(45)	—	(326)	(371)
Change in unrealized investment gains and losses	—	—	(205)	(205)
Liability balance as of May 31, 2018	$884	$3,057	$10,367	$14,308
Reinsurance recoverable asset, as of January 1, 2018	$464	$2,940	$1,742	$5,146
Incurred [3]	36	117	(25)	128
Paid	(37)	—	(24)	(61)
Reinsurance recoverable asset, as of May 31, 2018	$463	$3,057	$1,693	$5,213

[1]
These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]	Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]	Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

[4]
For additional information regarding the June 1, 2018 valuations and a discussion of pushdown accounting, please see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2019 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,269	$1,657	$246	73
With 5% rollup [2]	917	91	29	74
With earnings protection benefit rider (“EPB”) [3]	3,109	521	79	73
With 5% rollup & EPB	431	100	23	75
Total MAV	16,726	2,369	377
Asset protection benefit ("APB") [4]	8,247	56	37	71
Lifetime income benefit ("LIB") – death benefit [5]	368	3	3	73
Reset [6] (5-7 years)	2,329	7	6	71
Return of premium ("ROP") /other [7]	5,695	51	49	73
Variable annuity without GMDB [8]	2,252	—	—	70
Subtotal variable annuity [11]	$35,617	$2,486	$472	73
Less: general account value	3,184
Subtotal variable annuity separate account liabilities	32,433
Separate account liabilities - other	72,142
Total separate account liabilities	$104,575

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

[9]	AV includes the contract holder’s investment in the separate account and the general account.

[10]
NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[11]
Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.1 billion of total account value and weighted average attained age of 74 years. There is no NAR or retained NAR related to these contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2019	December 31, 2018
Equity securities (including mutual funds)	$31,114	$28,953
Cash and cash equivalents [1]	1,319	1,286
Total [2]	$32,433	$30,239

[1]	Represents an allocation of the portfolio holdings.

[2]
Includes $2.3 billion and $1.8 billion of account value as of December 31, 2019 and 2018 (Successor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

As of December 31, 2019 and 2018 (Successor Company), approximately 21% and 20%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 79% and 80%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Other Intangible Assets

Other Intangible Assets (Successor Company)
As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortizing intangible assets [1]	$29	$9	$20	5
Total indefinite lived intangible assets [2]	26	—	26	—
Total other intangible assets	$55	$9	$46	5

[1]	Consist of internally developed software

[2]	Consist of state insurance licenses
There have been no additions, renewals or extension since December 31, 2018 (Successor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2020	$6
2021	$6
2022	$6
2023	$2
2024	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department ("CTDOI") will permit the Company to pledge up to approximately $1 billion in qualifying assets to secure FHLBB advances for 2020. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2019, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes

The provision (benefit) for income taxes consists of the following:

	Successor Company		Predecessor Company
Income Tax Expense (Benefit)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Current - U.S. Federal	$(8)	$(15)	$1	$4
Deferred - U.S. Federal	52	74	6	418
Total income tax expense	$44	$59	$7	$422
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2019	2018
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$60	$40
Unearned premium reserve and other underwriting related reserves	4	4
VOBA and reserves	557	538
Net operating loss carryover	166	206
Employee benefits	4	4
Foreign tax credit carryover	13	6
Net unrealized loss on investments	—	48
Deferred reinsurance gain	210	224
Other	15	12
Total deferred tax assets	1,029	1,082
Deferred Tax Liabilities
Investment related items	(150)	(113)
Net unrealized gain on investments	(198)	—
Total deferred tax liabilities	(348)	(113)
Net deferred tax assets	$681	$969
The federal audits for the Company have been completed through 2013 and the Company is not currently under examination for any open years. The statute of limitations is closed through the 2015 tax year with the exception of NOL carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ending December 31, 2019 and 2018 (Successor Company), the Company had no reserves for uncertain tax positions. At December 31, 2019 and 2018 (Successor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the year ended December 31, 2017 (Predecessor Company). The Company had no interest payable as of December 31, 2019 and 2018 (Successor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)

The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2019 and 2018 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $790 and $982, respectively. The totals include U.S. losses that were generated prior to 2017 of $437 and $596, respectively. The losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2027-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The December 31, 2019 and 2018 (Successor Company) totals include U.S. losses of $353 and $386, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.
Given the continued decline of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2019 and 2018 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $13 and $6 respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Tax provision at the U.S. federal statutory rate	$86	$98	$21	$132
Dividends received deduction ("DRD")	(34)	(37)	(12)	(102)
Foreign related investments	(7)	(4)	(3)	(7)
Tax reform	—	—	(2)	396
Other	(1)	2	3	3
Provision for income taxes	$44	$59	$7	$422
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $2 for the year ended December 31, 2019 (Successor Company), $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $2 for the year ended December 31, 2017 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2020	$2
2021	1
2022	1
2023	1
2024	1
Thereafter	—
Total minimum lease payments	$6
Unfunded Commitments
As of December 31, 2019 (Successor Company), the Company has outstanding commitments totaling $594, of which $476 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 of the outstanding commitments are related to various funding obligations associated with private debt and equity securities. The remaining outstanding commitments of $91 relate to mortgage loans. Of the $594 in total outstanding commitments, $28 are related to mortgage loan commitments which the Company can cancel unconditionally.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies (continued)

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the Consolidated Balance Sheets. As of December 31, 2019 and 2018 (Successor Company) the liability balance was $8. As of December 31, 2019 and 2018 (Successor Company) amounts related to premium tax offsets of $2 and $4, respectively, were included in other assets.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2019 (Successor Company) is $211. Of this $211, the legal entities have posted collateral of $216, which is inclusive of initial margin requirements in the normal course of business. In addition, the Company has posted collateral of $22 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Related Parties

Parent Company Transactions (Successor Company)
As of December 31, 2019 and 2018, the Company had no direct employees as we are managed by TLI, the Company's parent, pursuant to an Intercompany Services and Cost Allocation Agreement effective as of June 1, 2018 (the “Management Agreement”) between the Company, TLI and other Company affiliates. Pursuant to the Management Agreement, the parties provide a variety of operating services to each other to conduct their day to day business, including employee compensation and management services. Expenses incurred by TLI in providing these services are reimbursed by the Company based on TLI’s actual cost incurred.
For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.
Parent Company Transactions (Predecessor Company)
Prior to the sale of the Company, substantially all general insurance expenses related to the Company are initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.
Reinsurance Ceded to Affiliates (Predecessor Company)
The Company maintained a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA") whereby the Company ceded both group life and group accident and health risk business. Under this agreement, the Company ceded group life premiums of $9 and $27 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company), respectively. The Company also ceded accident and health premiums of $25 and $70 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company), respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory Net Income (Loss)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Combined statutory net income (loss)	$488	$(126)	$181	$369

Statutory Capital
	Successor Company
	As of December 31,
	2019	2018
Statutory capital [1]	$3,194	$3,713

[1]
The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $37 and $135 as of December 31, 2019 and 2018 (Successor Company), respectively.

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company, and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2019 (Successor Company) and 2018 (Successor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results (continued)

Dividends
Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates are required to gain pre-approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.
On September 16, 2019, TL received a $250 dividend from its subsidiary Talcott Resolution Life and Annuity Insurance Company ("TLA"). On the same date, TL subsequently declared and paid a $700 dividend to its parent, Talcott Resolution Life, Inc. ("TLI").
After September 16, 2020, the Company is permitted to pay up to a maximum of $319 in dividends and the Company's subsidiaries are permitted to pay up to a maximum of $410 in dividends without prior approval from the state insurance commissioner.
Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formerly known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Successor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	$—	$2	$(171)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758

[1]
Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Reclassification from AOCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017	Affected Line Item on the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$47	$(32)	$(2)	$153	Net realized capital gains (losses)
	47	(32)	(2)	153	Income before income taxes
	10	(7)	—	54	Income tax expense
	$37	$(25)	$(2)	$99	Net income (loss)
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$(1)	Net realized capital gains (losses)
Interest rate swaps	—	—	8	26	Net investment income
Foreign currency swaps	—	—	(2)	11	Net realized capital gains (losses)
	—	—	6	36	Income before income taxes
	—	—	1	13	Income tax expense
	$—	$—	$5	$23	Net income (loss)
Total amounts reclassified from AOCI	$37	$(25)	$3	$122	Net income (loss)

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account. (1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement. (1)
(b) Form of Dealer Agreement. (1)
	(4)	Individual Flexible Premium Variable Annuity Contract. (1)
Enhanced Death Benefit Rider (1)
Premium Protection Death Benefit Rider (1)
Asset Protection Death Benefit Rider (1)
Principal First (1)
Principal First Preferred (1)
Unified Benefit Rider (1)
Lifetime Income Foundation Rider (Single) (1)
Lifetime Income Foundation Rider (Joint Life / Single) (1)
Lifetime Income Builder II Rider (Single) (1)
Lifetime Income Builder II Rider (Joint Life / Spousal) (1)
Lifetime Income Builder Selects Rider (Single) (1)
Lifetime Income Builder Selects Rider (Joint Life / Spousal) (1)
Lifetime Income Builder Portfolios Rider (Single) (1)
Lifetime Income Builder Portfolios Rider (Joint Life / Spousal) (1)
Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value (1)
Amendatory Rider - Annuity Commencement Date Deferral Option (1)
	(5)	Form of Application. (1)
	(6)	(a) Certificate of Incorporation of Talcott Resolution.(2)
(b) Amended and Restated Bylaws of Talcott Resolution.(2)
	(7)	Reinsurance Agreements and Amendments
(a) Transamerica Financial Life Insurance Company (3)
(b) ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (3)
(c) ACE Tempest Life Reinsurance Ltd. (June 2, 2003) (3)
(d) ACE Tempest Life Reinsurance Ltd. (April 1, 2004) (3)
(e) Swiss Re Life & Health America, Inc. (HL) (3)
(f) Swiss Re Life & Health America, Inc. (HLA) (3)
	(8)	Fund Participation Agreements and Amendments and Guarantee Agreements (1)
AIM Variable Insurance Funds (1)
American Funds Insurance Series (1)
Franklin Templeton Variable Insurance Products Trust (1)
Hartford Series Fund, Inc.(1)
MFS Variable Insurance Trust (1)
JPMorgan Insurance Trust (1)
Wells Fargo Variable Trust Funds
Mutual Fund and Variable Insurance Trust (1)
Morgan Stanley Variable Insurance Trust (1)

Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990. (1)

Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993. (1)
Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997. (1)
Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (1)
Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001. (1)
(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(11)	No financial statements are omitted
(12)	Not applicable
(99)	Copy of Power of Attorney.

(1)
Incorporated by reference to the Items 24(b)(1), 24(b)(3)((a-b), 24(b)(4-5), and 24(b)(8), respectively, of Post-Effective Amendment No. 35, to the Registration Statement File No. 333-101932, dated April 18, 2019.

(2)	Incorporated by reference to the Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 34, to the Registration Statement File No. 333-101932, dated June 28, 2018.

(3)	Incorporated by reference to Items 24(b)(7)(a-f) in Post Effective Amendment No. 23, to the Registration Statement File No. 333-101933, filed on April 23, 2012.
ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Christopher B. Abreu	Vice President and Actuary
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Chief Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (3)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Glenn Gadzik	Vice President and Actuary
Oliver M. Goldstein (4)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson (5)	Director
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Emily R. Pollack (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff (6)	Director

Peter F. Sannizzaro	President and Chief Executive Officer, Director
Manu Sareen (7)	Director
David I. Schamis (8)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Samir Srivastava	Vice President and Chief Information Officer
Robert Stein (9)	Director
Heath L. Watkin (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306

(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022

(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125

(4)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165

(5)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155

(6)	Address: Safra, 546 5th Ave., 3rd Floor, New York, NY 10036

(7)	Address: Global Atlantic Re Ltd., 2nd Floor, Hamilton, Bermuda HM11

(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152

(9)	Address: 39 West 94th St., New York, NY 10025

(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of January 31, 2020, there were 19,051 owners of qualified contracts and 15,279 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life Insurance Company - Separate Account VL I
Talcott Resolution Life Insurance Company - Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Secretary, Chief Compliance Officer and Privacy Officer
Christopher Cramer	Vice President and Head of Tax
Christopher J. Dagnault (1)	President and Chief Executive Officer, Director
Diane Krajewski	Vice President and Chief Human Resources Officer, Chairman of the Board
James Anthony Maciolek	Assistant Secretary, Chief Financial Officer, FINOP and Controller
Matthew J. Poznar	Director
Lisa M. Proch	Assistant Secretary, Senior Vice President, General Counsel, and Chief Compliance Officer
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.
(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 23, 2020.

Talcott Resolution Life Insurance Company
Separate Account Seven (Registrant)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life Insurance Company
(Depositor)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Robert R. Siracusa, Vice President, Chief Financial Officer		Peter F. Sannizzaro
Robert J. Carbone, Director*		/s/ Robert R. Siracusa
Henry Cornell, Director*		Robert R. Siracusa
Oliver M. Goldstein, Director*	*By:	/s/ Lisa Proch
Brion S. Johnson, Director*		Lisa Proch, Attorney-in-Fact
Emily R. Pollack, Director*	Date:	April 23, 2020
Michael S. Rubinoff, Director*
Manu Sareen, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*
333-101932

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(26)	Organizational Chart
(99)	Power of Attorney